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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-06175
                                   ---------------------------------------------

                               Eclipse Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  51 Madison Avenue, New York, New York 10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)


     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   212-576-7000
                                                   ------------------
Date of fiscal year end:   October 31
                         --------------
Date of reporting period:   July 31, 2007
                          ----------------

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2007 is filed herewith.

MAINSTAY 130/30 CORE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (134.1%)                          +
    AEROSPACE & DEFENSE (3.3%)
    Armor Holdings, Inc.                            (a)                           24   $        2,112
    Boeing Co. (The)                                                           2,142          221,547
    Honeywell International, Inc.                                              2,120          121,921
    Lockheed Martin Corp.                                                      2,284          224,928
    Raytheon Co.                                                               3,727          206,327
                                                                                       --------------
                                                                                              776,835
                                                                                       --------------
    AIRLINES (0.9%)
    AMR Corp.                                       (a)                           80            1,974
    Continental Airlines, Inc. Class B              (a)                        3,476          109,529
    Northwest Airlines, Inc.                        (a)                        2,033           35,435
    UAL Corp.                                       (a)                        1,560           68,858
                                                                                       --------------
                                                                                              215,796
                                                                                       --------------
    AUTO COMPONENTS (0.5%)
    BorgWarner, Inc.                                                              67            5,792
    TRW Automotive Holdings Corp.                   (a)                        3,164          104,001
                                                                                       --------------
                                                                                              109,793
                                                                                       --------------
    AUTOMOBILES (0.5%)
    Ford Motor Co.                                  (a)                        5,832           49,630
    Thor Industries, Inc.                                                      1,983           81,343
                                                                                       --------------
                                                                                              130,973
                                                                                       --------------
    BEVERAGES (1.2%)
    Coca-Cola Co. (The)                                                          311           16,206
    Coca-Cola Enterprises, Inc.                                                7,592          172,035
    Molson Coors Brewing Co. Class B                                             443           39,400
    Pepsi Bottling Group, Inc. (The)                                           1,246           41,691
    PepsiAmericas, Inc.                                                          357            9,878
    PepsiCo, Inc.                                                                207           13,583
                                                                                       --------------
                                                                                              292,793
                                                                                       --------------
    BUILDING PRODUCTS (0.9%)
    Lennox International, Inc.                                                 1,202           46,037
    Masco Corp.                                                                6,469          176,022
                                                                                       --------------
                                                                                              222,059
                                                                                       --------------
    CAPITAL MARKETS (6.5%)
    A.G. Edwards, Inc.                                                         1,098           88,784
    Ameriprise Financial, Inc.                                                 2,987          180,026
    Bank of New York Mellon Corp. (The)                                        5,875          250,001
    Charles Schwab Corp. (The)                                                 9,762          196,509
    Franklin Resources, Inc.                                                     775           98,712
    Goldman Sachs Group, Inc. (The)                                              420           79,103
    Janus Capital Group, Inc.                                                  2,744           82,485
    Lehman Brothers Holdings, Inc.                                               700           43,400

    Merrill Lynch & Co., Inc.                                                  3,330          247,086
    Morgan Stanley                                                             3,774          241,045
    Northern Trust Corp.                                                         721           45,034
    Nuveen Investments, Inc. Class A                                              63            3,852
                                                                                       --------------
                                                                                            1,556,037
                                                                                       --------------
    CHEMICALS (3.4%)
    Albemarle Corp.                                                            2,971          119,523
    Ashland, Inc.                                                              3,534          215,786
    Cabot Corp.                                                                2,728          110,157
    Celanese Corp. Class A                                                     4,721          177,038
    Huntsman Corp.                                                               148            3,768
    Lubrizol Corp. (The)                                                       1,375           86,158
    Lyondell Chemical Co.                                                      1,300           58,370
    Nalco Holding Co.                                                          1,494           34,422
                                                                                       --------------
                                                                                              805,222
                                                                                       --------------
    COMMERCIAL BANKS (1.2%)
    PNC Financial Services Group, Inc.                                           817           54,453
    UnionBanCal Corp.                                                          2,085          115,217
    Wachovia Corp.                                                               109            5,146
    Wells Fargo & Co.                                                            729           24,618
    Whitney Holding Corp.                                                      3,678           91,913
                                                                                       --------------
                                                                                              291,347
                                                                                       --------------
    COMMERCIAL SERVICES & SUPPLIES (0.6%)
    ChoicePoint, Inc.                               (a)                        1,104           42,769
    Steelcase, Inc. Class A                                                    6,338          110,345
                                                                                       --------------
                                                                                              153,114
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (1.6%)
    Avaya, Inc.                                     (a)                          358            5,921
    Cisco Systems, Inc.                             (a)                        6,692          193,466
    Juniper Networks, Inc.                          (a)                        3,898          116,784
    Motorola, Inc.                                                             3,531           59,992
                                                                                       --------------
                                                                                              376,163
                                                                                       --------------
    COMPUTERS & PERIPHERALS (5.3%)
    Apple, Inc.                                     (a)                           36            4,743
    Dell, Inc.                                      (a)                        2,528           70,708
    EMC Corp.                                       (a)                        9,134          169,070
&   Hewlett-Packard Co.                                                        6,367          293,073
&   International Business Machines Corp.                                      3,971          439,391
    Lexmark International, Inc. Class A             (a)                        2,683          106,086
    Network Appliance, Inc.                         (a)                        4,433          125,631
    Western Digital Corp.                           (a)                        2,848           60,805
                                                                                       --------------
                                                                                            1,269,507
                                                                                       --------------
    CONSTRUCTION & ENGINEERING (0.8%)
    Infrasource Services, Inc.                      (a)                        3,518          121,793
    KBR, Inc.                                       (a)                        1,966           63,089
                                                                                       --------------
                                                                                              184,882
                                                                                       --------------
    CONSTRUCTION MATERIALS (0.2%)
    Eagle Materials, Inc.                                                        896           39,182
                                                                                       --------------
    CONSUMER FINANCE (2.5%)
    American Express Co.                                                       4,305          252,015
    AmeriCredit Corp.                               (a)                        6,098          124,033

    Capital One Financial Corp.                                                2,084          147,464
    Discover Financial Services                     (a)                        3,177           73,230
                                                                                       --------------
                                                                                              596,742
                                                                                       --------------
    CONTAINERS & PACKAGING (0.9%)
    Pactiv Corp.                                    (a)                        5,146          162,665
    Temple-Inland, Inc.                                                          690           40,110
                                                                                       --------------
                                                                                              202,775
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (3.5%)
    Bank of America Corp.                                                      3,879          183,942
&   Citigroup, Inc.                                                           10,956          510,221
    JPMorgan Chase & Co.                                                       2,210           97,262
    Nasdaq Stock Market, Inc. (The)                 (a)                        1,290           39,693
                                                                                       --------------
                                                                                              831,118
                                                                                       --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
    AT&T, Inc.                                                                 5,817          227,794
    CenturyTel, Inc.                                                           1,812           83,116
    Citizens Communications Co.                                                8,328          120,173
    Embarq Corp.                                                               2,204          136,185
    Qwest Communications International, Inc.        (a)                        5,461           46,582
&   Verizon Communications, Inc.                                               8,675          369,729
                                                                                       --------------
                                                                                              983,579
                                                                                       --------------
    ELECTRIC UTILITIES (1.9%)
    Edison International                                                       3,450          182,471
    Entergy Corp.                                                                847           84,666
    Reliant Energy, Inc.                            (a)                        7,162          183,920
                                                                                       --------------
                                                                                              451,057
                                                                                       --------------
    ELECTRICAL EQUIPMENT (0.8%)
    Rockwell Automation, Inc.                                                  1,999          139,910
    Thomas & Betts Corp.                            (a)                          809           49,996
                                                                                       --------------
                                                                                              189,906
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
    Avnet, Inc.                                     (a)                        3,191          120,875
    AVX Corp.                                                                  7,364          117,750
    CDW Corp.                                       (a)                           46            3,872
    Tyco Electronics, Ltd.                                                     1,024           36,680
    Vishay Intertechnology, Inc.                    (a)                        2,532           39,271
                                                                                       --------------
                                                                                              318,448
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (4.7%)
    Cameron International Corp.                     (a)                          568           44,304
    Dresser-Rand Group, Inc.                        (a)                        3,447          127,884
    ENSCO International, Inc.                                                  2,989          182,538
    Global Industries, Ltd.                         (a)                        7,020          181,818
    GlobalSantaFe Corp.                                                          619           44,389
    Halliburton Co.                                                            6,224          224,188
    National Oilwell Varco, Inc.                    (a)                        1,438          172,718
    Patterson-UTI Energy, Inc.                                                 1,512           34,625
    Schlumberger, Ltd.                                                            11            1,042
    Tidewater, Inc.                                                            1,552          106,188
                                                                                       --------------
                                                                                            1,119,694
                                                                                       --------------

    FOOD & STAPLES RETAILING (0.1%)
    Wal-Mart Stores, Inc.                                                        441           20,264
                                                                                       --------------
    FOOD PRODUCTS (1.8%)
    Dean Foods Co.                                                             5,231          150,496
    General Mills, Inc.                                                        2,487          138,327
    J.M. Smucker Co. (The)                                                     1,656           92,421
    Tyson Foods, Inc. Class A                                                  1,835           39,086
                                                                                       --------------
                                                                                              420,330
                                                                                       --------------
    GAS UTILITIES (1.0%)
    AGL Resources, Inc.                                                        1,174           44,260
    Atmos Energy Corp.                                                         2,480           69,614
    ONEOK, Inc.                                                                2,633          133,625
                                                                                       --------------
                                                                                              247,499
                                                                                       --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
    Advanced Medical Optics, Inc.                   (a)                        4,539          137,214
    Biomet, Inc.                                                                  93            4,234
    Covidien, Ltd.                                  (a)                        2,200           90,090
    Kinetic Concepts, Inc.                          (a)                        1,103           67,812
                                                                                       --------------
                                                                                              299,350
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (7.7%)
    Aetna, Inc.                                                                4,192          201,509
    AmerisourceBergen Corp.                                                    3,580          168,654
    Cardinal Health, Inc.                                                        671           44,105
    CIGNA Corp.                                                                1,802           93,055
    Coventry Health Care, Inc.                      (a)                        3,057          170,611
    Health Net, Inc.                                (a)                        1,331           65,938
    Humana, Inc.                                    (a)                        2,833          181,567
    McKesson Corp.                                                             3,220          185,987
    Medco Health Solutions, Inc.                    (a)                        1,325          107,683
    Sierra Health Services, Inc.                    (a)                           69            2,804
    UnitedHealth Group, Inc.                                                   5,288          256,098
    WellCare Health Plans, Inc.                     (a)                        1,814          183,686
    WellPoint, Inc.                                 (a)                        2,204          165,564
                                                                                       --------------
                                                                                            1,827,261
                                                                                       --------------
    HEALTH CARE TECHNOLOGY (0.3%)
    HLTH Corp.                                      (a)                        5,761           72,934
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (1.0%)
    Brinker International, Inc.                                                1,557           41,946
    Harrah's Entertainment, Inc.                                                 295           24,984
    Hilton Hotels Corp.                                                          146            6,455
    Wendy's International, Inc.                                                4,649          162,854
                                                                                       --------------
                                                                                              236,239
                                                                                       --------------
    HOUSEHOLD DURABLES (3.4%)
    Black & Decker Corp.                                                       1,913          165,608
    Centex Corp.                                                               2,919          108,908
    Harman International Industries, Inc.                                         78            9,048
    Jarden Corp.                                    (a)                          150            5,420
    KB Home                                                                    2,952           93,903
    Lennar Corp. Class A                                                       4,462          136,805
    M.D.C. Holdings, Inc.                                                      3,349          154,054
    NVR, Inc.                                       (a)                          239          138,257
                                                                                       --------------
                                                                                              812,003
                                                                                       --------------

    HOUSEHOLD PRODUCTS (1.3%)
&   Procter & Gamble Co. (The)                                                 5,133          317,527
                                                                                       --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
    AES Corp. (The)                                 (a)                        4,462           87,678
    Mirant Corp.                                    (a)                        4,201          158,924
    TXU Corp.                                                                    616           40,194
                                                                                       --------------
                                                                                              286,796
                                                                                       --------------
    INDUSTRIAL CONGLOMERATES (2.9%)
&   General Electric Co.                                                      12,189          472,446
    Teleflex, Inc.                                                             1,659          126,797
    Tyco International, Ltd.                                                   2,058           97,323
                                                                                       --------------
                                                                                              696,566
                                                                                       --------------
    INSURANCE (10.1%)
    ACE, Ltd.                                                                  2,432          140,375
    Aflac, Inc.                                                                1,243           64,785
    Alleghany Corp.                                 (a)                          221           92,820
    Allstate Corp. (The)                                                       3,294          175,076
    American Financial Group, Inc.                                             3,616          101,573
    American International Group, Inc.                                         1,214           77,915
    Aon Corp.                                                                  4,499          180,140
    Arch Capital Group, Ltd.                        (a)                          157           10,937
    Assurant, Inc.                                                             3,048          154,595
    Axis Capital Holdings, Ltd.                                                1,156           42,599
    CNA Financial Corp.                                                        3,484          144,656
    Endurance Specialty Holdings, Ltd.                                         2,237           83,664
    Genworth Financial, Inc. Class A                                           2,742           83,686
    Hartford Financial Services Group, Inc. (The)                              2,158          198,255
    HCC Insurance Holdings, Inc.                                               2,767           81,018
    Lincoln National Corp.                                                     1,488           89,756
    MetLife, Inc.                                                                935           56,306
    Nationwide Financial Services, Inc. Class A                                  651           37,048
    Old Republic International Corp.                                           1,542           28,311
    PartnerRe, Ltd.                                                              784           55,688
    Principal Financial Group, Inc.                                            2,424          136,689
    Prudential Financial, Inc.                                                 1,848          163,788
    Travelers Cos., Inc. (The)                                                 1,461           74,190
    XL Capital, Ltd. Class A                                                   1,737          135,243
                                                                                       --------------
                                                                                            2,409,113
                                                                                       --------------
    INTERNET & CATALOG RETAIL (1.2%)
    Expedia, Inc.                                   (a)                        6,674          177,595
    IAC/InterActiveCorp.                            (a)                        3,410           98,003
                                                                                       --------------
                                                                                              275,598
                                                                                       --------------
    INTERNET SOFTWARE & SERVICES (0.3%)
    aQuantive, Inc.                                 (a)                           56            3,704
    eBay, Inc.                                      (a)                        2,074           67,198
    Google, Inc. Class A                            (a)                           20           10,200
                                                                                       --------------
                                                                                               81,102
                                                                                       --------------
    IT SERVICES (3.9%)
    Accenture, Ltd. Class A                                                    5,606          236,181
    Acxiom Corp.                                                                 105            2,642
    Affiliated Computer Services, Inc. Class A      (a)                           39            2,093

    Alliance Data Systems Corp.                     (a)                          423           32,486
    Ceridian Corp.                                  (a)                          115            3,899
    CheckFree Corp.                                 (a)                          459           16,910
    Computer Sciences Corp.                         (a)                        3,122          173,833
    Convergys Corp.                                 (a)                        1,535           29,242
    Electronic Data Systems Corp.                                              6,623          178,755
    First Data Corp.                                                           1,271           40,405
    Mastercard, Inc. Class A                                                     471           75,737
    Total System Services, Inc.                                                2,408           67,737
    Western Union Co. (The)                                                    3,294           65,715
                                                                                       --------------
                                                                                              925,635
                                                                                       --------------
    LEISURE EQUIPMENT & PRODUCTS (1.6%)
    Brunswick Corp.                                                            2,350           65,706
    Eastman Kodak Co.                                                          4,957          125,164
    Hasbro, Inc.                                                               4,074          114,153
    Mattel, Inc.                                                               3,099           70,998
                                                                                       --------------
                                                                                              376,021
                                                                                       --------------
    LIFE SCIENCES TOOLS & SERVICES (0.5%)
    Invitrogen Corp.                                (a)                        1,592          114,306
                                                                                       --------------
    MACHINERY (2.5%)
    AGCO Corp.                                      (a)                        4,045          155,449
    Caterpillar, Inc.                                                          2,423          190,932
    Cummins, Inc.                                                              1,419          168,435
    Gardner Denver, Inc.                            (a)                          969           40,301
    Manitowoc Co., Inc. (The)                                                    599           46,524
                                                                                       --------------
                                                                                              601,641
                                                                                       --------------
    MEDIA (5.1%)
    Cablevision Systems Corp. Class A               (a)                          178            6,335
    CBS Corp. Class B                                                          1,509           47,865
    Clear Channel Communications, Inc.                                           400           14,760
    DIRECTV Group, Inc. (The)                       (a)                        4,669          104,632
    Getty Images, Inc.                              (a)                        3,275          147,146
    John Wiley & Sons, Inc. Class A                                            1,950           82,466
    Liberty Global, Inc. Class A                    (a)                        1,381           57,905
    McGraw-Hill Cos., Inc. (The)                                               1,602           96,921
    Omnicom Group, Inc.                                                        1,697           88,023
    R.H. Donnelley Corp.                            (a)                          180           11,255
    Regal Entertainment Group Class A                                          5,814          124,361
    Tribune Co.                                                                1,649           46,106
    Viacom, Inc. Class B                            (a)                        3,663          140,293
    Virgin Media, Inc.                                                         1,583           39,322
    Walt Disney Co. (The)                                                      5,974          197,142
                                                                                       --------------
                                                                                            1,204,532
                                                                                       --------------
    METALS & MINING (3.2%)
    Chaparral Steel Co.                                                          705           59,248
    Cleveland-Cliffs, Inc.                                                     1,130           78,275
    Freeport-McMoRan Copper & Gold, Inc. Class B                               2,678          251,678
    Nucor Corp.                                                                1,626           81,625
    Southern Copper Corp.                                                      1,012          114,063
    United States Steel Corp.                                                  1,740          171,025
                                                                                       --------------
                                                                                              755,914
                                                                                       --------------
    MULTILINE RETAIL (2.0%)

    Big Lots, Inc.                                  (a)                        3,128           80,890
    Dollar Tree Stores, Inc.                        (a)                        2,547           97,448
    Family Dollar Stores, Inc.                                                 1,285           38,062
    Kohl's Corp.                                    (a)                          643           39,094
    Macys, Inc.                                                                4,788          172,703
    Nordstrom, Inc.                                                              804           38,254
                                                                                       --------------
                                                                                              466,451
                                                                                       --------------
    MULTI-UTILITIES (0.2%)
    Energy East Corp.                                                            125            3,164
    KeySpan Corp.                                                                209            8,684
    Public Service Enterprise Group, Inc.                                        553           46,032
                                                                                       --------------
                                                                                               57,880
                                                                                       --------------
    OFFICE ELECTRONICS (0.0%)                       ++
    Xerox Corp.                                     (a)                          276            4,819
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (10.4%)
    Chesapeake Energy Corp.                                                       83            2,825
    Chevron Corp.                                                              2,519          214,770
&   ConocoPhillips                                                             4,773          385,849
&   ExxonMobil Corp.                                                          10,086          858,621
    Frontline, Ltd.                                                            1,880           86,555
    Marathon Oil Corp.                                                         3,035          167,532
    Noble Energy, Inc.                                                         1,444           88,286
    Occidental Petroleum Corp.                                                 2,145          121,664
    Overseas Shipholding Group, Inc.                                           2,144          166,353
    Sunoco, Inc.                                                                 599           39,965
    Tesoro Corp.                                                               3,081          153,434
    Valero Energy Corp.                                                        2,706          181,329
                                                                                       --------------
                                                                                            2,467,183
                                                                                       --------------
    PERSONAL PRODUCTS (0.9%)
    Alberto-Culver Co.                                                         5,238          123,198
    NBTY, Inc.                                      (a)                        2,156           93,872
                                                                                       --------------
                                                                                              217,070
                                                                                       --------------
    PHARMACEUTICALS (4.6%)
    Endo Pharmaceuticals Holdings, Inc.             (a)                        5,199          176,818
    Forest Laboratories, Inc.                       (a)                        1,707           68,621
    Johnson & Johnson                                                          2,060          124,630
    King Pharmaceuticals, Inc.                      (a)                        6,201          105,479
    Merck & Co., Inc.                                                            300           14,895
&   Pfizer, Inc.                                                              17,823          419,019
    Sepracor, Inc.                                  (a)                          335            9,424
    Watson Pharmaceuticals, Inc.                    (a)                        5,469          166,367
                                                                                       --------------
                                                                                            1,085,253
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (0.9%)
    Apartment Investment & Management Co. Class A                                732           30,927
    Archstone-Smith Trust                                                        176           10,104
    Colonial Properties Trust                                                    442           15,289
    General Growth Properties, Inc.                                              681           32,674
    Host Hotels & Resorts, Inc.                                                1,827           38,586
    Taubman Centers, Inc.                                                      1,579           75,934
                                                                                       --------------
                                                                                              203,514
                                                                                       --------------

    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
    CB Richard Ellis Group, Inc. Class A            (a)                        1,115           38,936
    Jones Lang LaSalle, Inc.                                                     379           41,607
                                                                                       --------------
                                                                                               80,543
                                                                                       --------------
    ROAD & RAIL (2.5%)
    Avis Budget Group, Inc.                         (a)                        5,917          151,889
    Con-way, Inc.                                                              1,522           75,172
    Hertz Global Holdings, Inc.                     (a)                        3,753           84,030
    Laidlaw International, Inc.                                                   99            3,366
    Landstar System, Inc.                                                      3,498          159,019
    YRC Worldwide, Inc.                             (a)                        3,415          109,690
                                                                                       --------------
                                                                                              583,166
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
    Applied Materials, Inc.                                                   10,479          230,957
    Atmel Corp.                                     (a)                       11,022           59,409
    Intel Corp.                                                                2,101           49,626
    Lam Research Corp.                              (a)                          941           54,427
    MEMC Electronic Materials, Inc.                 (a)                          363           22,259
    National Semiconductor Corp.                                               4,944          128,495
    Novellus Systems, Inc.                          (a)                        2,589           73,838
    Teradyne, Inc.                                  (a)                        9,992          156,774
                                                                                       --------------
                                                                                              775,785
                                                                                       --------------
    SOFTWARE (5.6%)
    BMC Software, Inc.                              (a)                        4,221          121,227
    CA, Inc.                                                                   5,211          130,692
    Cadence Design Systems, Inc.                    (a)                        1,372           29,361
    Compuware Corp.                                 (a)                        8,344           77,850
&   Microsoft Corp.                                                           16,419          475,987
    Novell, Inc.                                    (a)                       22,555          151,344
    Symantec Corp.                                  (a)                       10,101          193,939
    Synopsys, Inc.                                  (a)                        6,396          156,446
                                                                                       --------------
                                                                                            1,336,846
                                                                                       --------------
    SPECIALTY RETAIL (3.8%)
    American Eagle Outfitters, Inc.                                            4,441          107,739
    AnnTaylor Stores Corp.                          (a)                        1,198           37,641
    AutoZone, Inc.                                  (a)                        1,316          166,882
    Barnes & Noble, Inc.                                                       1,087           36,469
    Best Buy Co., Inc.                                                         1,059           47,221
    Circuit City Stores, Inc.                                                  2,238           26,632
    GameStop Corp. Class A                          (a)                        2,352           94,903
    Gap, Inc. (The)                                                            1,896           32,611
    RadioShack Corp.                                                           5,602          140,778
    Ross Stores, Inc.                                                          1,220           35,295
    Sherwin-Williams Co. (The)                                                   880           61,327
    TJX Cos., Inc. (The)                                                       4,407          122,294
                                                                                       --------------
                                                                                              909,792
                                                                                       --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.5%)
    Jones Apparel Group, Inc.                                                  1,221           30,476
    NIKE, Inc. Class B                                                           207           11,685
    Polo Ralph Lauren Corp.                                                      933           83,364
                                                                                       --------------
                                                                                              125,525
                                                                                       --------------

    THRIFTS & MORTGAGE FINANCE (0.1%)
    New York Community Bancorp, Inc.                                           2,117           34,359
                                                                                       --------------
    TOBACCO (0.3%)
    Altria Group, Inc.                                                           997           66,271
                                                                                       --------------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)         ++
    United Rentals, Inc.                            (a)                           49            1,575
                                                                                       --------------
    WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    ALLTEL Corp.                                                                 414           27,303
    Sprint Nextel Corp.                                                       11,390          233,837
    Telephone and Data Systems, Inc.                                           1,404           93,226
    United States Cellular Corp.                    (a)                          415           40,255
                                                                                       --------------
                                                                                              394,621
                                                                                       --------------
    Total Common Stocks
       (Cost $33,547,102)                                                                  31,908,306
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (0.7%)
    S&P 500 Index - SPDR Trust Series 1             (b)                        1,139          165,975
                                                                                       --------------
    Total Investment Company
       (Cost $170,483)                                                                        165,975
                                                                                       --------------
    Total Investments
       (Cost $33,717,585)                           (c)                        134.8%      32,074,281(d)
    Liabilities in Excess of
     Cash and Other Assets                                                     (34.8)      (8,277,767)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $   23,796,514
                                                                         ===========   ==============

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    SHORT POSITIONS (-35.5%)
    COMMON STOCKS (-35.5%)
    AEROSPACE & DEFENSE (-0.1%)
    Spirit Aerosystems Holdings, Inc. Class A       (a)                         (828)  $      (30,056)
                                                                                       --------------
    AIR FREIGHT & LOGISTICS (-0.1%)
    Expeditors International of Washington, Inc.                                (780)         (34,850)
                                                                                       --------------
    AIRLINES (-0.5%)
    Southwest Airlines Co.                                                    (7,267)        (113,801)
                                                                                       --------------
    AUTOMOBILES (-0.2%)
    General Motors Corp.                                                      (1,211)         (39,236)
                                                                                       --------------
    BEVERAGES (-0.3%)
    Hansen Natural Corp.                            (a)                       (1,883)         (76,356)
                                                                                       --------------
    BIOTECHNOLOGY (-1.1%)
    Amylin Pharmaceuticals, Inc.                    (a)                       (1,653)         (76,881)
    Celgene Corp.                                   (a)                       (1,198)         (72,551)

    ImClone Systems, Inc.                           (a)                       (1,950)         (64,155)
    Vertex Pharmaceuticals, Inc.                    (a)                       (1,175)         (37,953)
                                                                                       --------------
                                                                                             (251,540)
                                                                                       --------------
    BUILDING PRODUCTS (-1.0%)
    Armstrong World Industries, Inc.                (a)                         (842)         (36,475)
    Owens Corning, Inc.                             (a)                       (2,462)         (74,919)
    USG Corp.                                       (a)                       (3,246)        (134,741)
                                                                                       --------------
                                                                                             (246,135)
                                                                                       --------------
    CHEMICALS (-0.5%)
    Westlake Chemical Corp.                                                   (4,392)        (109,712)
                                                                                       --------------
    COMMERCIAL SERVICES & SUPPLIES (-0.0%)          ++
    Copart, Inc.                                    (a)                         (222)          (6,247)
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (-0.5%)
    JDS Uniphase Corp.                              (a)                       (8,951)        (128,268)
                                                                                       --------------
    COMPUTERS & PERIPHERALS -(0.3%)
    QLogic Corp.                                    (a)                       (2,136)         (28,387)
    Seagate Technology                                                        (1,657)         (38,956)
                                                                                       --------------
                                                                                              (67,343)
                                                                                       --------------
    CONSUMER FINANCE (-0.0%)                        ++
    SLM Corp.                                                                   (223)         (10,965)
                                                                                       --------------
    DIVERSIFIED CONSUMER SERVICES (-0.6%)
    H&R Block, Inc.                                                           (6,693)        (133,525)
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (-0.5%)
    Nymex Holdings, Inc.                                                        (280)         (34,860)
    NYSE Euronext                                                               (929)         (71,552)
                                                                                       --------------
                                                                                             (106,412)
                                                                                       --------------
    ELECTRIC UTILITIES (-0.6%)
    Great Plains Energy, Inc.                                                 (2,918)         (81,004)
    Pinnacle West Capital Corp.                                               (1,005)         (37,667)
    Sierra Pacific Resources                        (a)                       (2,005)         (31,859)
                                                                                       --------------
                                                                                             (150,530)
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (-1.0%)
    Jabil Circuit, Inc.                                                       (6,645)        (149,712)
    Sanmina-SCI Corp.                               (a)                      (16,291)         (44,800)
    Trimble Navigation, Ltd.                        (a)                         (966)         (31,907)
                                                                                       --------------
                                                                                             (226,419)
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (-1.8%)
    Diamond Offshore Drilling, Inc.                                             (424)         (43,748)
    Oceaneering International, Inc.                 (a)                       (1,718)         (96,483)
    Rowan Cos., Inc.                                                          (1,011)         (42,654)
    Smith International, Inc.                                                   (611)         (37,522)
    Superior Energy Services, Inc.                  (a)                       (1,012)         (40,804)
    TETRA Technologies, Inc.                        (a)                       (5,793)        (161,103)
                                                                                       --------------
                                                                                             (422,314)
                                                                                       --------------
    FOOD & STAPLES RETAILING (-0.3%)
    Whole Foods Market, Inc.                                                  (2,204)         (81,636)
                                                                                       --------------

    HEALTH CARE EQUIPMENT & SUPPLIES (-1.0%)
    Cooper Cos., Inc. (The)                                                     (658)         (32,986)
    Hillenbrand Industries, Inc.                                                (609)         (38,391)
    IDEXX Laboratories, Inc.                        (a)                         (475)         (47,624)
    Resmed, Inc.                                    (a)                       (2,540)        (109,169)
                                                                                       --------------
                                                                                             (228,170)
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (-1.0%)
    Brookdale Senior Living, Inc.                                               (819)         (32,768)
    Health Management Associates, Inc. Class A                                (2,966)         (23,906)
    Pediatrix Medical Group, Inc.                   (a)                       (1,423)         (76,785)
    Tenet Healthcare Corp.                          (a)                       (5,366)         (27,796)
    Universal Health Services, Inc. Class B                                     (733)         (38,439)
    VCA Antech, Inc.                                (a)                       (1,083)         (42,605)
                                                                                       --------------
                                                                                             (242,299)
                                                                                       --------------
    HEALTH CARE TECHNOLOGY (-0.1%)
    WebMD Health Corp. Class A                      (a)                         (447)         (20,468)
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (-2.4%)
    Las Vegas Sands Corp.                           (a)                       (1,675)        (146,144)
    Orient-Express Hotels, Ltd.                                                 (647)         (30,053)
    Panera Bread Co. Class A                        (a)                         (652)         (26,497)
    Scientific Games Corp. Class A                  (a)                       (3,253)        (111,610)
    Starbucks Corp.                                 (a)                       (3,627)         (96,768)
    Tim Hortons, Inc.                                                         (4,782)        (147,620)
                                                                                       --------------
                                                                                             (558,692)
                                                                                       --------------
    HOUSEHOLD DURABLES (-0.3%)
    Pulte Homes, Inc.                                                         (1,295)         (25,045)
    Standard Pacific Corp.                                                    (1,713)         (25,370)
    Toll Brothers, Inc.                             (a)                       (1,179)         (25,855)
                                                                                       --------------
                                                                                              (76,270)
                                                                                       --------------
    INSURANCE (-0.7%)
    Hanover Insurance Group, Inc. (The)                                         (132)          (5,794)
    MBIA, Inc.                                                                  (662)         (37,138)
    OneBeacon Insurance Group, Ltd.                                           (1,712)         (39,547)
    White Mountains Insurance Group, Ltd.                                       (139)         (76,381)
                                                                                       --------------
                                                                                             (158,860)
                                                                                       --------------
    INTERNET & CATALOG RETAIL (-0.6%)
    Coldwater Creek, Inc.                           (a)                       (5,404)        (106,405)
    NutriSystem, Inc.                               (a)                         (644)         (35,884)
                                                                                       --------------
                                                                                             (142,289)
                                                                                       --------------
    INTERNET SOFTWARE & SERVICES (-0.1%)
    Akamai Technologies, Inc.                       (a)                         (860)         (29,206)
                                                                                       --------------
    IT SERVICES (-1.7%)
    Broadridge Financial Solutions LLC                                        (2,239)         (39,384)
    Cognizant Technology Solutions Corp. Class A    (a)                       (1,762)        (142,687)
    MoneyGram International, Inc.                                             (2,659)         (68,044)
    VeriFone Holdings, Inc.                         (a)                       (4,409)        (160,532)
                                                                                       --------------
                                                                                             (410,647)
                                                                                       --------------

    LIFE SCIENCES TOOLS & SERVICES (-1.2%)
    Covance, Inc.                                   (a)                         (804)         (56,738)
    Millipore Corp.                                 (a)                       (1,953)        (153,525)
    Pharmaceutical Product Development, Inc.                                  (2,115)         (70,853)
                                                                                       --------------
                                                                                             (281,116)
                                                                                       --------------
    MACHINERY (-1.7%)
    Donaldson Co., Inc.                                                       (3,240)        (117,904)
    Harsco Corp.                                                              (1,310)         (68,985)
    Lincoln Electric Holdings, Inc.                                             (624)         (44,922)
    Oshkosh Truck Corp.                                                       (1,217)         (69,673)
    Trinity Industries, Inc.                                                  (2,703)        (103,336)
                                                                                       --------------
                                                                                             (404,820)
                                                                                       --------------
    MARINE (-0.5%)
    Alexander & Baldwin, Inc.                                                    (52)          (2,819)
    Kirby Corp.                                     (a)                       (3,099)        (125,541)
                                                                                       --------------
                                                                                             (128,360)
                                                                                       --------------
    MEDIA (-1.2%)
    Central European Media Enterprises, Ltd.
       Class A                                      (a)                         (194)         (17,941)
    Clear Channel Outdoor Holdings, Inc. Class A    (a)                          (98)          (2,690)
    Dow Jones & Co., Inc.                                                       (483)         (27,715)
    Lamar Advertising Co.                           (a)                         (561)         (33,396)
    McClatchy Co. (The) Class A                                               (4,726)        (115,409)
    Washington Post Co. Class B                                                  (22)         (17,397)
    XM Satellite Radio Holdings, Inc. Class A       (a)                       (5,308)         (60,777)
                                                                                       --------------
                                                                                             (275,325)
                                                                                       --------------
    METALS & MINING (-0.8%)
    Allegheny Technologies, Inc.                                                (252)         (26,442)
    Newmont Mining Corp.                                                        (971)         (40,539)
    Titanium Metals Corp.                           (a)                       (3,541)        (118,340)
                                                                                       --------------
                                                                                             (185,321)
                                                                                       --------------
    MULTI-UTILITIES (-0.5%)
    CenterPoint Energy, Inc.                                                    (560)          (9,229)
    Integrys Energy Group, Inc.                                               (1,273)         (63,001)
    Puget Energy, Inc.                                                        (1,673)         (38,730)
                                                                                       --------------
                                                                                             (110,960)
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (-2.9%)
    Arch Coal, Inc.                                                           (4,269)        (127,600)
    CNX Gas Corp.                                   (a)                       (4,893)        (130,790)
    Continental Resources, Inc.                     (a)                       (2,227)         (35,031)
    Denbury Resources, Inc.                         (a)                       (3,302)        (132,080)
    Helix Energy Solutions Group, Inc.              (a)                         (933)         (36,340)
    Peabody Energy Corp.                                                      (1,632)         (68,968)
    Quicksilver Resources, Inc.                     (a)                       (2,664)        (112,208)
    Range Resources Corp.                                                       (942)         (34,986)
                                                                                       --------------
                                                                                             (678,003)
                                                                                       --------------
    PAPER & FOREST PRODUCTS (-0.4%)
    Louisiana-Pacific Corp.                                                   (5,735)        (106,212)
                                                                                       --------------
    PERSONAL PRODUCTS (-0.3%)
    Bare Escentuals, Inc.                           (a)                       (2,563)         (72,302)
                                                                                       --------------

    REAL ESTATE (-0.4%)
    Forest City Enterprises, Inc. Class A                                     (1,893)        (102,998)
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (-1.6%)
    Annaly Capital Management, Inc.                                           (8,154)        (117,825)
    CapitalSource, Inc.                                                       (1,448)         (27,512)
    Developers Diversified Realty Corp.                                         (616)         (29,568)
    Douglas Emmett, Inc.                                                      (4,914)        (113,317)
    Hospitality Properties Trust                                                (594)         (22,786)
    Kilroy Realty Corp.                                                         (493)         (31,764)
    SL Green Realty Corp.                                                       (264)         (32,055)
                                                                                       --------------
                                                                                             (374,827)
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (-1.6%)
    Advanced Micro Devices, Inc.                    (a)                       (2,268)         (30,709)
    Cypress Semiconductor Corp.                                               (3,504)         (87,810)
    International Rectifier Corp.                   (a)                       (1,172)         (43,024)
    LSI Corp.                                       (a)                       (4,927)         (35,474)
    Marvell Technology Group, Ltd.                  (a)                       (6,549)        (117,882)
    PMC-Sierra, Inc.                                (a)                       (5,242)         (39,944)
    Rambus, Inc.                                    (a)                       (2,407)         (32,519)
                                                                                       --------------
                                                                                             (387,362)
                                                                                       --------------
    SOFTWARE (-1.2%)
    Activision, Inc.                                (a)                       (4,473)         (76,533)
    Autodesk, Inc.                                  (a)                         (390)         (16,524)
    BEA Systems, Inc.                               (a)                         (706)          (8,740)
    Electronic Arts, Inc.                           (a)                       (1,414)         (68,777)
    NAVTEQ Corp.                                    (a)                         (327)         (17,701)
    Salesforce.com, Inc.                            (a)                       (2,730)        (106,088)
                                                                                       --------------
                                                                                             (294,363)
                                                                                       --------------
    SPECIALTY RETAIL (-1.9%)
    CarMax, Inc.                                    (a)                       (3,097)         (74,111)
    Dick's Sporting Goods, Inc.                     (a)                         (357)         (20,074)
    Limited Brands, Inc.                                                      (3,979)         (96,093)
    Penske Auto Group, Inc.                                                   (5,869)        (114,328)
    Tractor Supply Co.                              (a)                       (1,544)         (73,371)
    Urban Outfitters, Inc.                          (a)                       (3,797)         (76,168)
                                                                                       --------------
                                                                                             (454,145)
                                                                                       --------------
    TEXTILES, APPAREL & LUXURY GOODS (-0.4%)
    Hanesbrands, Inc.                               (a)                       (3,019)         (93,619)
                                                                                       --------------
    THRIFTS & MORTGAGE FINANCE (-0.5%)
    Countrywide Financial Corp.                                               (1,003)         (28,255)
    IndyMac Bancorp, Inc.                                                     (1,214)         (26,708)
    TFS Financial Corp.                             (a)                       (6,111)         (69,421)
                                                                                       --------------
                                                                                             (124,384)
                                                                                       --------------
    TRADING COMPANIES & DISTRIBUTORS (-0.3%)
    Aircastle, Ltd.                                                           (1,095)         (35,905)
    Fastenal Co.                                                                (619)         (27,898)
                                                                                       --------------
                                                                                              (63,803)
                                                                                       --------------

    WIRELESS TELECOMMUNICATION SERVICES (-0.8%)
    MetroPCS Communications, Inc.                   (a)                       (1,247)         (45,665)
    NII Holdings, Inc.                              (a)                         (908)         (76,290)
    SBA Communications Corp. Class A                (a)                       (2,312)         (77,036)
                                                                                       --------------
                                                                                             (198,991)
                                                                                       --------------
    Total Common Stocks
       (Proceeds $8,784,826)                                                               (8,439,157)
                                                                                       --------------
    Total Short Positions
       (Proceeds $8,784,826)                                                           $   (8,439,157)
                                                                                       ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one-tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

(d) At July 31, 2007 net unrealized depreciation was $1,643,304, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $375,812 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,019,116.

MAINSTAY 130/30 GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (127.0%)                          +
    AEROSPACE & DEFENSE (5.1%)
&   Boeing Co. (The)                                                           2,280   $      235,820
    Goodrich Corp.                                                             1,912          120,284
    Lockheed Martin Corp.                                                      1,121          110,396
    Raytheon Co.                                                                 980           54,253
                                                                                       --------------
                                                                                              520,753
                                                                                       --------------
    AUTO COMPONENTS (0.4%)
    Cooper Tire & Rubber Co.                                                   1,559           35,841
                                                                                       --------------
    BEVERAGES (4.2%)
    Anheuser-Busch Cos., Inc.                                                  2,734          133,337
&   Coca-Cola Co. (The)                                                        3,876          201,978
    PepsiCo, Inc.                                                              1,454           95,411
                                                                                       --------------
                                                                                              430,726
                                                                                       --------------
    BIOTECHNOLOGY (1.5%)
    Gilead Sciences, Inc.                           (a)                        3,965          147,617
                                                                                       --------------
    CAPITAL MARKETS (4.5%)
    Ameriprise Financial, Inc.                                                   969           58,402
    Franklin Resources, Inc.                                                   1,002          127,625
    Goldman Sachs Group, Inc. (The)                                              857          161,407
    Merrill Lynch & Co., Inc.                                                  1,544          114,565
                                                                                       --------------
                                                                                              461,999
                                                                                       --------------
    CHEMICALS (4.5%)
    Air Products & Chemicals, Inc.                                             1,445          124,805
    Dow Chemical Co. (The)                                                     1,157           50,306
    Monsanto Co.                                                               2,324          149,782
    Mosaic Co. (The)                                (a)                        2,800          105,168
    Sigma-Aldrich Corp.                                                          606           27,464
                                                                                       --------------
                                                                                              457,525
                                                                                       --------------
    COMMERCIAL BANKS (0.5%)
    Royal Bank of Canada                                                         965           49,254
                                                                                       --------------
    COMMERCIAL SERVICES & SUPPLIES (1.6%)
    Deluxe Corp.                                                               1,428           53,921
    Dun & Bradstreet Corp. (The)                                               1,089          106,461
                                                                                       --------------
                                                                                              160,382
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (3.9%)
    Cisco Systems, Inc.                             (a)                        5,148          148,829
    Nokia OYJ, Sponsored ADR                        (b)                        1,833           52,497
&   QUALCOMM, Inc.                                                             4,800          199,920
                                                                                       --------------
                                                                                              401,246
                                                                                       --------------

    COMPUTERS & PERIPHERALS (9.7%)
&   Apple, Inc.                                     (a)                        1,749          230,448
&   EMC Corp.                                       (a)                        9,474          175,364
&   Hewlett-Packard Co.                                                        5,904          271,761
&   International Business Machines Corp.                                      2,862          316,680
                                                                                       --------------
                                                                                              994,253
                                                                                       --------------
    CONSTRUCTION & ENGINEERING (0.5%)
    Chicago Bridge & Iron Co. N.V.                                             1,280           51,968
                                                                                       --------------
    CONSTRUCTION MATERIALS (0.4%)
    Martin Marietta Materials, Inc.                                              311           42,607
                                                                                       --------------
    DIVERSIFIED CONSUMER SERVICES (1.1%)
    Career Education Corp.                          (a)                        2,382           70,698
    Sotheby's Holdings, Inc. Class A                                           1,034           44,203
                                                                                       --------------
                                                                                              114,901
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (0.5%)
    JPMorgan Chase & Co.                                                       1,229           54,088
                                                                                       --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
    CenturyTel, Inc.                                                             103            4,725
                                                                                       --------------
    ELECTRIC UTILITIES (0.7%)
    American Electric Power Co., Inc.                                            870           37,836
    FirstEnergy Corp.                                                            522           31,711
                                                                                       --------------
                                                                                               69,547
                                                                                       --------------
    ELECTRICAL EQUIPMENT (0.9%)
    Acuity Brands, Inc.                                                          665           39,301
    Belden, Inc.                                                                 920           50,398
                                                                                       --------------
                                                                                               89,699
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (2.2%)
    Avnet, Inc.                                     (a)                        2,194           83,109
    Mettler-Toledo International, Inc.              (a)                        1,141          108,578
    Trimble Navigation, Ltd.                        (a)                          993           32,799
                                                                                       --------------
                                                                                              224,486
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (6.5%)
    Cameron International Corp.                     (a)                        1,848          144,144
    Halliburton Co.                                                            4,270          153,805
    Helmerich & Payne, Inc.                                                    1,518           49,138
&   National Oilwell Varco, Inc.                    (a)                        1,442          173,199
    Schlumberger, Ltd.                                                           364           34,478
    Tidewater, Inc.                                                            1,640          112,209
                                                                                       --------------
                                                                                              666,973
                                                                                       --------------
    FOOD & STAPLES RETAILING (3.0%)
    CVS Caremark Corp.                                                         4,005          140,936
    Kroger Co. (The)                                                           4,362          113,237
    Safeway, Inc.                                                              1,465           46,690
                                                                                       --------------
                                                                                              300,863
                                                                                       --------------
    FOOD PRODUCTS (2.2%)
    General Mills, Inc.                                                        1,866          103,787

    Kellogg Co.                                                                2,264          117,298
                                                                                       --------------
                                                                                              221,085
                                                                                       --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
    Dade Behring Holdings, Inc.                                                1,522          113,922
    Intuitive Surgical, Inc.                        (a)                           60           12,757
    Kinetic Concepts, Inc.                          (a)                        2,086          128,247
    Zimmer Holdings, Inc.                           (a)                        1,558          121,150
                                                                                       --------------
                                                                                              376,076
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (5.8%)
    Aetna, Inc.                                                                2,634          126,616
    Coventry Health Care, Inc.                      (a)                        1,955          109,109
    McKesson Corp.                                                             2,109          121,816
    Medco Health Solutions, Inc.                    (a)                          678           55,101
    UnitedHealth Group, Inc.                                                   1,656           80,200
    WellCare Health Plans, Inc.                     (a)                          949           96,096
                                                                                       --------------
                                                                                              588,938
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (1.8%)
    Darden Restaurants, Inc.                                                   2,746          116,897
    McDonald's Corp.                                                           1,252           59,933
    Vail Resorts, Inc.                              (a)                           65            3,481
                                                                                       --------------
                                                                                              180,311
                                                                                       --------------
    HOUSEHOLD DURABLES (3.1%)
    Black & Decker Corp.                                                         402           34,801
    Jarden Corp.                                    (a)                          257            9,285
    Mohawk Industries, Inc.                         (a)                          617           55,536
    Snap-on, Inc.                                                              1,233           64,523
    Sony Corp., Sponsored ADR                       (b)                          997           52,582
    Stanley Works (The)                                                        1,878          103,910
                                                                                       --------------
                                                                                              320,637
                                                                                       --------------
    HOUSEHOLD PRODUCTS (1.2%)
    Kimberly-Clark Corp.                                                       1,875          126,131
                                                                                       --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.7%)
    Constellation Energy Group, Inc.                                           1,395          116,901
    Mirant Corp.                                    (a)                        2,732          103,352
    NRG Energy, Inc.                                (a)                        1,378           53,122
                                                                                       --------------
                                                                                              273,375
                                                                                       --------------
    INDUSTRIAL CONGLOMERATES (1.5%)
    McDermott International, Inc.                   (a)                        1,201           99,611
    Siemens AG, Sponsored ADR                       (b)                          426           53,944
                                                                                       --------------
                                                                                              153,555
                                                                                       --------------
    INSURANCE (2.4%)
    CNA Financial Corp.                                                        2,193           91,053
    Hartford Financial Services Group, Inc. (The)                                516           47,405
    Prudential Financial, Inc.                                                 1,233          109,281
                                                                                       --------------
                                                                                              247,739
                                                                                       --------------
    INTERNET & CATALOG RETAIL (1.0%)
    Expedia, Inc.                                   (a)                        2,164           57,584
    Priceline.com, Inc.                             (a)                          767           48,935
                                                                                       --------------
                                                                                              106,519
                                                                                       --------------

    INTERNET SOFTWARE & SERVICES (2.4%)
    EarthLink, Inc.                                 (a)                        4,026           27,981
    eBay, Inc.                                      (a)                           98            3,175
    Google, Inc. Class A                            (a)                           14            7,140
    SAVVIS, Inc.                                    (a)                        1,094           41,091
    ValueClick, Inc.                                (a)                        1,735           37,094
    VeriSign, Inc.                                  (a)                        4,291          127,400
                                                                                       --------------
                                                                                              243,881
                                                                                       --------------
    IT SERVICES (2.8%)
    Accenture, Ltd. Class A                                                    3,263          137,470
    Electronic Data Systems Corp.                                              1,334           36,005
    Gartner, Inc.                                   (a)                        2,135           44,686
    Total System Services, Inc.                                                2,380           66,949
                                                                                       --------------
                                                                                              285,110
                                                                                       --------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Polaris Industries, Inc.                                                     333           16,437
                                                                                       --------------
    LIFE SCIENCES TOOLS & SERVICES (2.8%)
    Invitrogen Corp.                                (a)                        1,359           97,576
    PerkinElmer, Inc.                                                          2,985           83,073
    Thermo Fisher Scientific, Inc.                  (a)                        1,961          102,384
                                                                                       --------------
                                                                                              283,033
                                                                                       --------------
    MACHINERY (4.5%)
    AGCO Corp.                                      (a)                        1,279           49,152
&   Caterpillar, Inc.                                                          2,285          180,058
    Cummins, Inc.                                                                961          114,071
    Eaton Corp.                                                                  568           55,198
    Parker Hannifin Corp.                                                        638           62,958
                                                                                       --------------
                                                                                              461,437
                                                                                       --------------
    MEDIA (2.4%)
    CBS Corp. Class B                                                            757           24,012
    EchoStar Communications Corp. Class A           (a)                        2,659          112,449
    Idearc, Inc.                                                               1,739           60,361
    Interactive Data Corp.                                                        78            2,133
    Liberty Global, Inc. Class A                    (a)                        1,073           44,991
                                                                                       --------------
                                                                                              243,946
                                                                                       --------------
    METALS & MINING (1.7%)
    Alcoa, Inc.                                                                1,527           58,331
    Allegheny Technologies, Inc.                                               1,121          117,626
                                                                                       --------------
                                                                                              175,957
                                                                                       --------------
    MULTILINE RETAIL (2.0%)
    Big Lots, Inc.                                  (a)                        2,753           71,193
    Dollar Tree Stores, Inc.                        (a)                        1,293           49,470
    Family Dollar Stores, Inc.                                                 2,667           78,997
                                                                                       --------------
                                                                                              199,660
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (5.2%)
    Chesapeake Energy Corp.                                                      989           33,666
    Chevron Corp.                                                                725           61,813
    ExxonMobil Corp.                                                           1,094           93,132
    Marathon Oil Corp.                                                         1,000           55,200
    Massey Energy Co.                                                          1,584           33,818

    Sunoco, Inc.                                                                 408           27,222
    Tesoro Corp.                                                                 235           11,703
    Valero Energy Corp.                                                        1,987          133,149
    Western Refining, Inc.                                                     1,464           81,252
                                                                                       --------------
                                                                                              530,955
                                                                                       --------------
    PERSONAL PRODUCTS (0.3%)
    Estee Lauder Cos., Inc. (The) Class A                                        773           34,800
                                                                                       --------------
    PHARMACEUTICALS (5.1%)
    Biovail Corp.                                                              2,088           39,860
    Bristol-Myers Squibb Co.                                                   6,006          170,630
    King Pharmaceuticals, Inc.                      (a)                          701           11,924
    Schering-Plough Corp.                                                      5,665          161,679
    Wyeth                                                                      2,806          136,147
                                                                                       --------------
                                                                                              520,240
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (1.2%)
    Host Hotels & Resorts, Inc.                                                1,151           24,309
    Plum Creek Timber Co., Inc.                                                1,277           49,624
    Taubman Centers, Inc.                                                      1,062           51,072
                                                                                       --------------
                                                                                              125,005
                                                                                       --------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
    Jones Lang LaSalle, Inc.                                                     965          105,938
                                                                                       --------------
    ROAD & RAIL (3.0%)
    Burlington Northern Santa Fe Corp.                                            87            7,146
    Con-Way, Inc.                                                              1,387           68,504
    J.B. Hunt Transport Services, Inc.                                         3,385           94,543
    Union Pacific Corp.                                                        1,115          132,841
                                                                                       --------------
                                                                                              303,034
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
    Amkor Technology, Inc.                          (a)                        3,983           49,230
    Intel Corp.                                                                1,369           32,336
    MEMC Electronic Materials, Inc.                 (a)                        2,006          123,008
    Micrel, Inc.                                                                 791            8,187
    Semtech Corp.                                   (a)                          119            1,934
    Siliconware Precision Industries Co., ADR       (b)                        4,603           44,373
    STMicroelectronics NV                                                      2,741           47,036
    Taiwan Semiconductor Manufacturing Co., Ltd.,
    Sponsored ADR                                   (b)                        4,821           48,933
    Teradyne, Inc.                                  (a)                        5,577           87,503
                                                                                       --------------
                                                                                              442,540
                                                                                       --------------
    SOFTWARE (4.6%)
    CA, Inc.                                                                   4,147          104,007
    Check Point Software Technologies, Ltd.         (a)                        2,693           65,601
    Microsoft Corp.                                                            5,731          166,142
    Novell, Inc.                                    (a)                        8,033           53,901
    Synopsys, Inc.                                  (a)                        3,447           84,314
                                                                                       --------------
                                                                                              473,965
                                                                                       --------------
    SPECIALTY RETAIL (3.4%)
    Aeropostale, Inc.                               (a)                        1,370           52,170
    AutoZone, Inc.                                  (a)                          879          111,466

    RadioShack Corp.                                                           3,483           87,528
    Ross Stores, Inc.                                                            208            6,017
    Sherwin-Williams Co. (The)                                                 1,212           84,464
                                                                                       --------------
                                                                                              341,645
                                                                                       --------------
    TEXTILES, APPAREL & LUXURY GOODS (1.3%)
    NIKE, Inc. Class B                                                         2,408          135,932
                                                                                       --------------
    TRADING COMPANIES & DISTRIBUTORS (0.5%)
    MSC Industrial Direct Co., Inc. Class A                                    1,055           53,056
                                                                                       --------------
    WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    Millicom International Cellular S.A.            (a)                          537           43,121
    Telephone and Data Systems, Inc.                                             275           18,260
    Vimpel-Communications OAO, Sponsored ADR        (b)                          475           50,302
                                                                                       --------------
                                                                                              111,683
                                                                                       --------------
    Total Common Stocks
       (Cost $13,464,926)                                                                  12,962,073
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (2.1%)
&   iShares Russell 1000 Growth Index Fund          (c)                        3,619          210,734
                                                                                       --------------
    Total Investment Company
       (Cost $216,775)                                                                        210,734
                                                                                       --------------
    Total Investments
       (Cost $13,681,701)                           (d)                        129.1%      13,172,807(e)
    Liabilities in Excess of
       Cash and Other Assets                                                   (29.1)      (2,965,623)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $   10,207,184
                                                                         ===========   ==============

                                                                            SHARES         VALUE
                                                                         -----------   -------------
    SHORT POSITIONS (-29.8%)
    COMMON STOCKS (-29.8%)
    AEROSPACE & DEFENSE (-0.7%)
    Ceradyne, Inc.                                  (a)                         (258)  $     (19,255)
    DRS Technologies, Inc.                                                      (422)        (22,096)
    Spirit Aerosystems Holdings, Inc. Class A       (a)                         (966)        (35,066)
                                                                                       -------------
                                                                                             (76,417)
                                                                                       -------------
    AIR FREIGHT & LOGISTICS (-1.1%)
    Expeditors International of Washington, Inc.                                (888)        (39,676)
    FedEx Corp.                                                                 (212)        (23,477)
    Forward Air Corp.                                                           (580)        (19,761)
    United Parcel Service, Inc. Class B                                         (361)        (27,335)
                                                                                       -------------
                                                                                            (110,249)
                                                                                       -------------
    AIRLINES (-0.7%)
    Delta Air Lines, Inc.                           (a)                       (1,828)        (32,575)
    Southwest Airlines Co.                                                    (2,386)        (37,365)
                                                                                       -------------
                                                                                             (69,940)
                                                                                       -------------
    BEVERAGES (-0.2%)
    Constellation Brands, Inc. Class A              (a)                       (1,046)        (22,939)
                                                                                       -------------
    BIOTECHNOLOGY (-0.3%)
    Vertex Pharmaceuticals, Inc.                    (a)                         (943)        (30,459)
                                                                                       -------------
    CAPITAL MARKETS (-1.2%)
    E*TRADE Financial Corp.                         (a)                       (1,619)        (29,984)
    Investment Technology Group, Inc.               (a)                         (589)        (23,536)
    SEI Investments Co.                                                       (1,198)        (32,657)
    T. Rowe Price Group, Inc.                                                   (733)        (38,211)
                                                                                       -------------
                                                                                            (124,388)
                                                                                       -------------
    CHEMICALS (-1.1%)
    Chemtura Corp.                                                            (2,837)        (29,590)
    Hercules, Inc.                                  (a)                       (1,031)        (21,404)
    International Flavors & Fragrances, Inc.                                    (701)        (35,127)
    Scotts Miracle-Gro Co. (The) Class A                                        (538)        (22,053)
                                                                                       -------------
                                                                                            (108,174)
                                                                                       -------------
    COMMERCIAL BANKS (0.8%)
    Cullen/Frost Bankers, Inc.                                                  (468)        (23,246)
    HDFC Bank, Ltd., ADR                            (b)                         (242)        (20,960)
    Peoples United Bank                                                       (2,055)        (33,127)
                                                                                       -------------
                                                                                             (77,333)
                                                                                       -------------
    COMMERCIAL SERVICES & SUPPLIES (-0.9%)
    Herman Miller, Inc.                                                         (585)        (17,860)
    Monster Worldwide, Inc.                         (a)                         (862)        (33,523)
    Pitney Bowes, Inc.                                                          (781)        (36,004)
                                                                                       -------------
                                                                                             (87,387)
                                                                                       -------------
    COMMUNICATIONS EQUIPMENT (-1.2%)
    Ciena Corp.                                     (a)                       (1,205)        (44,019)
    JDS Uniphase Corp.                              (a)                       (2,348)        (33,647)
    Nortel Networks Corp.                           (a)                         (907)        (19,627)
    Tekelec                                         (a)                       (1,722)        (22,059)
                                                                                       -------------
                                                                                            (119,352)
                                                                                       -------------

    COMPUTERS & PERIPHERALS (-1.3%)
    Hutchinson Technology, Inc.                     (a)                       (1,091)        (21,885)
    Network Appliance, Inc.                         (a)                       (1,253)        (35,510)
    Seagate Technology                                                        (1,622)        (38,133)
    Sun Microsystems, Inc.                          (a)                       (6,755)        (34,450)
                                                                                       -------------
                                                                                            (129,978)
                                                                                       -------------
    CONSTRUCTION & ENGINEERING (-0.1%)
    Foster Wheeler, Ltd.                            (a)                          (67)         (7,530)
                                                                                       -------------
    CONSTRUCTION MATERIALS (-0.2%)
    Headwaters, Inc.                                (a)                       (1,103)        (17,791)
                                                                                       -------------
    CONSUMER FINANCE (-0.5%)
    AmeriCredit Corp.                               (a)                       (1,457)        (29,635)
    First Marblehead Corp. (The)                                                (737)        (24,292)
                                                                                       -------------
                                                                                             (53,927)
                                                                                       -------------
    CONTAINERS & PACKAGING (-0.2%)
    Aracruz Celulose S.A., Sponsored ADR            (b)                         (308)        (19,472)
                                                                                       -------------
    DIVERSIFIED CONSUMER SERVICES (-0.3%)
    H&R Block, Inc.                                                           (1,673)        (33,376)
                                                                                       -------------
    DIVERSIFIED FINANCIAL SERVICES (-0.3%)
    NYSE Euronext                                                               (444)        (34,197)
                                                                                       -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (-0.5%)
    Level 3 Communications, Inc.                    (a)                       (6,033)        (31,553)
    Time Warner Telecom, Inc. Class A               (a)                       (1,004)        (19,628)
                                                                                       -------------
                                                                                             (51,181)
                                                                                       -------------
    ELECTRIC UTILITIES (-0.1%)
    Sierra Pacific Resources                        (a)                         (547)         (8,692)
                                                                                       -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (-1.0%)
    Benchmark Electronics, Inc.                     (a)                       (1,097)        (24,353)
    Flextronics International, Ltd.                 (a)                       (2,163)        (24,161)
    Jabil Circuit, Inc.                                                       (1,663)        (37,467)
    Sanmina-SCI Corp.                               (a)                       (7,834)        (21,543)
                                                                                       -------------
                                                                                            (107,524)
                                                                                       -------------
    ENERGY EQUIPMENT & SERVICES (-0.9%)
    Baker Hughes, Inc.                                                          (447)        (35,335)
    Oceaneering International, Inc.                 (a)                         (811)        (45,546)
    TETRA Technologies, Inc.                        (a)                         (276)         (7,676)
                                                                                       -------------
                                                                                             (88,557)
                                                                                       -------------
    FOOD & STAPLES RETAILING (-0.3%)
    Whole Foods Market, Inc.                                                    (893)        (33,077)
                                                                                       -------------
    HEALTH CARE EQUIPMENT & SUPPLIES (-1.0%)
    Cooper Cos., Inc. (The)                                                     (487)        (24,413)
    Hillenbrand Industries, Inc.                                                (555)        (34,987)
    Resmed, Inc.                                    (a)                         (889)        (38,209)
                                                                                       -------------
                                                                                             (97,609)
                                                                                       -------------
    HEALTH CARE PROVIDERS & SERVICES (-1.6%)
    Brookdale Senior Living, Inc.                                               (829)        (33,168)
    DaVita, Inc.                                    (a)                         (665)        (35,205)


    Omnicare, Inc.                                                            (1,051)        (34,851)
    Tenet Healthcare Corp.                          (a)                       (5,630)        (29,163)
    Universal Health Services, Inc. Class B                                     (594)        (31,149)
                                                                                       -------------
                                                                                            (163,536)
                                                                                       -------------
    HOTELS, RESTAURANTS & LEISURE (-0.4%)
    Las Vegas Sands Corp.                           (a)                         (461)        (40,222)
                                                                                       -------------
    HOUSEHOLD DURABLES (-0.8%)
    Centex Corp.                                                                (897)        (33,467)
    Lennar Corp. Class A                                                        (687)        (21,063)
    Pulte Homes, Inc.                                                         (1,633)        (31,582)
                                                                                       -------------
                                                                                             (86,112)
                                                                                       -------------
    INSURANCE (-1.3%)
    Arthur J. Gallagher & Co.                                                 (1,279)        (35,275)
    Brown & Brown, Inc.                                                       (1,456)        (37,419)
    Marsh & McLennan Cos., Inc.                                                 (773)        (21,296)
    Philadelphia Consolidated Holding Corp.         (a)                         (876)        (31,659)
    Principal Financial Group, Inc.                                             (203)        (11,447)
                                                                                       -------------
                                                                                            (137,096)
                                                                                       -------------
    IT SERVICES (-0.6%)
    MoneyGram International, Inc.                                             (1,116)        (28,558)
    VeriFone Holdings, Inc.                         (a)                         (869)        (31,640)
                                                                                       -------------
                                                                                             (60,198)
                                                                                       -------------
    LIFE SCIENCES TOOLS & SERVICES (-0.3%)
    Pharmaceutical Product Development, Inc.                                  (1,024)        (34,304)
                                                                                       -------------
    MACHINERY (-0.8%)
    Flowserve Corp.                                                             (248)        (17,923)
    Graco, Inc.                                                                 (682)        (27,989)
    Lincoln Electric Holdings, Inc.                                             (493)        (35,491)
                                                                                       -------------
                                                                                             (81,403)
                                                                                       -------------
    MEDIA (-1.2%)
    Comcast Corp. Class A                           (a)                       (1,325)        (34,808)
    E.W. Scripps Co. (The) Class A                                              (545)        (22,329)
    Interpublic Group of Cos., Inc. (The)           (a)                       (3,243)        (34,019)
    Lamar Advertising Co.                           (a)                         (590)        (35,123)
                                                                                       -------------
                                                                                            (126,279)
                                                                                       -------------
    OIL, GAS & CONSUMABLE FUELS (-0.7%)
    CNX Gas Corp.                                   (a)                       (1,205)        (32,210)
    Denbury Resources, Inc.                         (a)                         (866)        (34,640)
                                                                                       -------------
                                                                                             (66,850)
                                                                                       -------------
    PHARMACEUTICALS (-1.1%)
    Abraxis BioScience, Inc.                                                  (1,696)        (33,954)
    Barr Pharmaceuticals, Inc.                      (a)                         (718)        (36,776)
    Medicis Pharmaceutical Corp. Class A                                        (821)        (23,423)
    Sepracor, Inc.                                  (a)                         (506)        (14,234)
                                                                                       -------------
                                                                                            (108,387)
                                                                                       -------------
    REAL ESTATE (-0.2%)
    Alexandria Real Estate Equities, Inc.                                       (248)        (21,360)
                                                                                       -------------
    REAL ESTATE INVESTMENT TRUSTS (-0.8%)
    CapitalSource, Inc.                                                       (1,505)        (28,595)
    Corporate Office Properties Trust                                           (470)        (17,714)
    UDR, Inc.                                                                 (1,384)        (31,957)
                                                                                       -------------
                                                                                             (78,266)
                                                                                       -------------


    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (-0.4%)
    Applied Micro Circuits Corp.                    (a)                       (4,192)        (12,241)
    International Rectifier Corp.                   (a)                         (851)        (31,240)
                                                                                       -------------
                                                                                             (43,481)
                                                                                       -------------
    SOFTWARE (-1.6%)
    Amdocs, Ltd.                                    (a)                         (952)        (34,453)
    Electronic Arts, Inc.                           (a)                         (768)        (37,355)
    Mentor Graphics Corp.                           (a)                       (1,558)        (18,712)
    Red Hat, Inc.                                   (a)                       (1,727)        (35,956)
    Salesforce.com, Inc.                            (a)                         (830)        (32,254)
                                                                                       -------------
                                                                                            (158,730)
                                                                                       -------------
    SPECIALTY RETAIL (-2.1%)
    AutoNation, Inc.                                (a)                       (1,133)        (22,071)
    Borders Group, Inc.                                                       (1,180)        (19,305)
    CarMax, Inc.                                    (a)                       (1,354)        (32,401)
    Christopher & Banks Corp.                                                 (1,181)        (17,621)
    Foot Locker, Inc.                                                         (1,143)        (21,214)
    Limited Brands, Inc.                                                      (1,316)        (31,781)
    OfficeMax, Inc.                                                             (935)        (30,743)
    Penske Auto Group, Inc.                                                   (1,182)        (23,025)
    Pier 1 Imports, Inc.                            (a)                       (3,030)        (19,756)
                                                                                       -------------
                                                                                            (217,917)
                                                                                       -------------
    TEXTILES, APPAREL & LUXURY GOODS (-0.6%)
    Liz Claiborne, Inc.                                                         (979)        (34,402)
    Under Armour, Inc. Class A                      (a)                         (442)        (27,143)
                                                                                       -------------
                                                                                             (61,545)
                                                                                       -------------
    THRIFTS & MORTGAGE FINANCE (-0.1%)
    New York Community Bancorp, Inc.                                            (711)        (11,540)
                                                                                       -------------
    WIRELESS TELECOMMUNICATION SERVICES (-0.3%)
    Crown Castle International Corp.                (a)                         (983)        (35,634)
                                                                                       -------------
    Total Common Stocks
       (Proceeds $3,239,716)                                                              (3,042,409)
                                                                                       -------------
    Total Short Positions
    (Proceeds $3,239,716)                                                              $  (3,042,409)
                                                                                       =============

+    Percentages indicated are based on Fund net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) The cost stated also represents the aggregate cost for federal income tax purposes.

(e) At July 31, 2007 net unrealized depreciation was $508,894, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $220,851 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $729,745.

MAINSTAY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (92.6%)                           +
    AEROSPACE & DEFENSE (4.4%)
    L-3 Communications Holdings, Inc.               (a)                       48,500   $    4,731,660
    Precision Castparts Corp.                                                 29,300        4,015,858
&   United Technologies Corp.                                                 81,200        5,925,164
                                                                                       --------------
                                                                                           14,672,682
                                                                                       --------------
    AIR FREIGHT & LOGISTICS (1.3%)
    FedEx Corp.                                                               38,500        4,263,490
                                                                                       --------------
    AUTOMOBILES (0.8%)
    Harley-Davidson, Inc.                           (a)                       45,700        2,619,524
                                                                                       --------------
    BEVERAGES (1.5%)
    PepsiCo, Inc.                                                             73,800        4,842,756
                                                                                       --------------
    BIOTECHNOLOGY (2.9%)
    Genentech, Inc.                                 (b)                       41,700        3,101,646
    Gilead Sciences, Inc.                           (b)                      140,600        5,234,538
    United Therapeutics Corp.                       (a) (b)                   18,400        1,276,224
                                                                                       --------------
                                                                                            9,612,408
                                                                                       --------------
    CAPITAL MARKETS (2.8%)
    Affiliated Managers Group, Inc.                 (a) (b)                   30,900        3,491,700
    Ameriprise Financial, Inc.                                                45,400        2,736,258
    Morgan Stanley                                                            46,200        2,950,794
                                                                                       --------------
                                                                                            9,178,752
                                                                                       --------------
    CHEMICALS (2.5%)
    Monsanto Co.                                                              29,900        1,927,055
&   Praxair, Inc.                                                             84,300        6,459,066
                                                                                       --------------
                                                                                            8,386,121
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (4.3%)
&   Cisco Systems, Inc.                             (b)                      231,000        6,678,210
    Corning, Inc.                                   (b)                      217,700        5,189,968
    Research In Motion, Ltd.                        (b)                       10,200        2,182,800
                                                                                       --------------
                                                                                           14,050,978
                                                                                       --------------
    COMPUTERS & PERIPHERALS (2.4%)
    Apple, Inc.                                     (b)                       26,200        3,452,112
    EMC Corp.                                       (b)                      245,000        4,534,950
                                                                                       --------------
                                                                                            7,987,062
                                                                                       --------------
    CONSTRUCTION & ENGINEERING (0.5%)
    Quanta Services, Inc.                           (a) (b)                   55,500        1,577,865
                                                                                       --------------
    CONSUMER FINANCE (1.9%)
    American Express Co.                                                      76,100        4,454,894

    AmeriCredit Corp.                               (a) (b)                   50,600        1,029,204
    Discover Financial Services                     (b)                       28,850          664,992
                                                                                       --------------
                                                                                            6,149,090
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (1.6%)
    IntercontinentalExchange, Inc.                  (b)                       29,500        4,458,335
    JPMorgan Chase & Co.                                                      21,600          950,616
                                                                                       --------------
                                                                                            5,408,951
                                                                                       --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    NeuStar, Inc. Class A                           (a) (b)                   49,400        1,424,696
    NTELOS Holdings Corp.                                                     83,300        2,232,440
                                                                                       --------------
                                                                                            3,657,136
                                                                                       --------------
    ELECTRICAL EQUIPMENT (3.4%)
&   General Cable Corp.                             (b)                       75,000        5,962,500
    Roper Industries, Inc.                          (a)                       88,800        5,326,224
                                                                                       --------------
                                                                                           11,288,724
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (4.0%)
    Amphenol Corp. Class A                                                   153,400        5,255,484
    Anixter International, Inc.                     (a) (b)                   52,700        4,355,655
    Avnet, Inc.                                     (b)                       91,200        3,454,656
                                                                                       --------------
                                                                                           13,065,795
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (5.7%)
    Baker Hughes, Inc.                                                        44,800        3,541,440
    Cameron International Corp.                     (b)                       29,900        2,332,200
    National Oilwell Varco, Inc.                    (b)                       26,900        3,230,959
    Transocean, Inc.                                (b)                       46,700        5,017,915
    Weatherford International, Ltd.                 (b)                       86,600        4,791,578
                                                                                       --------------
                                                                                           18,914,092
                                                                                       --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
    Becton, Dickinson & Co.                                                   42,700        3,260,572
    Cytyc Corp.                                     (b)                      102,200        4,302,620
    Hologic, Inc.                                   (a) (b)                   45,300        2,346,540
    Respironics, Inc.                               (b)                       53,800        2,461,350
                                                                                       --------------
                                                                                           12,371,082
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (2.3%)
    Aetna, Inc.                                                               33,600        1,615,152
    DaVita, Inc.                                    (b)                       32,100        1,699,374
    Health Net, Inc.                                (b)                       36,200        1,793,348
    UnitedHealth Group, Inc.                                                  16,714          809,459
    WellPoint, Inc.                                 (b)                       20,764        1,559,792
                                                                                       --------------
                                                                                            7,477,125
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (1.3%)
    International Game Technology                                             32,300        1,140,836
    Scientific Games Corp. Class A                  (a) (b)                   95,800        3,286,898
                                                                                       --------------
                                                                                            4,427,734
                                                                                       --------------
    HOUSEHOLD DURABLES (0.8%)
    Harman International Industries, Inc.                                     22,400        2,598,400
                                                                                       --------------

    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    NRG Energy, Inc.                                (b)                       41,200        1,588,260
                                                                                       --------------
    INSURANCE (2.1%)
    Hanover Insurance Group, Inc. (The)                                       46,000        2,018,940
    Prudential Financial, Inc.                                                53,600        4,750,568
                                                                                       --------------
                                                                                            6,769,508
                                                                                       --------------
    INTERNET SOFTWARE & SERVICES (2.1%)
    Akamai Technologies, Inc.                       (b)                       44,400        1,507,824
    Equinix, Inc.                                   (a) (b)                   23,100        2,007,621
    Google, Inc. Class A                            (b)                        3,200        1,632,000
    j2 Global Communications, Inc.                  (b)                       53,500        1,746,240
                                                                                       --------------
                                                                                            6,893,685
                                                                                       --------------
    LIFE SCIENCES TOOLS & SERVICES (3.2%)
    Covance, Inc.                                   (b)                       44,900        3,168,593
&   Thermo Fisher Scientific, Inc.                  (b)                      139,600        7,288,516
                                                                                       --------------
                                                                                           10,457,109
                                                                                       --------------
    MACHINERY (5.6%)
    Caterpillar, Inc.                                                         33,100        2,608,280
    Danaher Corp.                                                             71,700        5,354,556
    Oshkosh Truck Corp.                                                       48,000        2,748,000
&   Terex Corp.                                     (b)                       89,400        7,710,750
                                                                                       --------------
                                                                                           18,421,586
                                                                                       --------------
    MEDIA (3.8%)
    Comcast Corp. Class A                           (b)                      147,300        3,869,571
    McGraw-Hill Cos., Inc. (The)                                              35,900        2,171,950
    News Corp. Class A                                                       156,100        3,296,832
    Omnicom Group, Inc.                                                       63,200        3,278,184
                                                                                       --------------
                                                                                           12,616,537
                                                                                       --------------
    METALS & MINING (0.7%)
    Allegheny Technologies, Inc.                                              21,600        2,266,488
                                                                                       --------------
    MULTILINE RETAIL (2.7%)
    Kohl's Corp.                                    (b)                       83,400        5,070,720
    Target Corp.                                                              65,900        3,991,563
                                                                                       --------------
                                                                                            9,062,283
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (1.3%)
    Tesoro Corp.                                                              51,800        2,579,640
    Williams Cos., Inc.                                                       53,100        1,712,475
                                                                                       --------------
                                                                                            4,292,115
                                                                                       --------------
    PHARMACEUTICALS (0.9%)
    Schering-Plough Corp.                                                    102,000        2,911,080
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (0.7%)
    CapitalSource, Inc.                             (a)                       57,000        1,083,000
    FelCor Lodging Trust, Inc.                                                60,700        1,332,972
                                                                                       --------------
                                                                                            2,415,972
                                                                                       --------------
    ROAD & RAIL (1.3%)
    Norfolk Southern Corp.                                                    77,400        4,162,572
                                                                                       --------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
    Applied Materials, Inc.                                                   80,400        1,772,016
&   Intel Corp.                                                              241,100        5,694,782
&   MEMC Electronic Materials, Inc.                 (b)                       87,900        5,390,028
    National Semiconductor Corp.                    (a)                       78,400        2,037,616
                                                                                       --------------
                                                                                           14,894,442
                                                                                       --------------
    SOFTWARE (5.7%)
    Autodesk, Inc.                                  (b)                       91,200        3,864,144
&   FactSet Research Systems, Inc.                                            87,250        5,757,628
&   Microsoft Corp.                                                          320,600        9,294,194
                                                                                       --------------
                                                                                           18,915,966
                                                                                       --------------
    SPECIALTY RETAIL (1.2%)
    Abercrombie & Fitch Co. Class A                                           56,500        3,949,350
                                                                                       --------------
    TEXTILES, APPAREL & LUXURY GOODS (3.0%)
    Coach, Inc.                                     (b)                      118,300        5,377,918
    Phillips-Van Heusen Corp.                                                 89,800        4,674,988
                                                                                       --------------
                                                                                           10,052,906
                                                                                       --------------
    TRADING COMPANIES & DISTRIBUTORS (1.1%)
    WESCO International, Inc.                       (b)                       65,000        3,480,750
                                                                                       --------------
    WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    American Tower Corp. Class A                    (b)                       77,000        3,207,820
    Leap Wireless International, Inc.               (b)                       22,400        1,980,160
    NII Holdings, Inc.                              (a) (b)                   32,800        2,755,856
    SBA Communications Corp. Class A                (b)                       60,700        2,022,524
                                                                                       --------------
                                                                                            9,966,360
                                                                                       --------------
    Total Common Stocks
       (Cost $220,978,137)                                                                305,666,736
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (16.7%)
    COMMERCIAL PAPER (8.6%)
    American Honda Finance Corp.
       5.23%, due 8/21/07                                                $ 4,000,000        3,988,378
    Australia & New Zealand Banking Group, Ltd.
       5.25%, due 8/1/07                                                   3,000,000        3,000,000
    Charta LLC
       5.303%, due 8/30/07                          (d)                      552,218          552,218
    Den Danske Bank
       5.285%, due 8/6/07                           (d)                    1,146,616        1,146,616
    Electricite De France
       5.25%, due 8/6/07                                                   3,825,000        3,822,211
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (d)                    1,202,856        1,202,856
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (d)                    1,202,856        1,202,856
    National Australia Funding Delaware, Inc.
       5.26%, due 8/1/07                            (c)                    3,000,000        3,000,000
    Shell International Finance B.V.
       5.24%, due 8/9/07                            (c)                    4,000,000        3,995,342

    Societe Generale North America, Inc.
       5.35%, due 8/1/07                                                   3,555,000        3,555,000
    Toyota Motor Credit Corp.
       5.25%, due 8/13/07                                                  3,000,000        2,994,750
                                                                                       --------------
    Total Commercial Paper
       (Cost $28,460,227)                                                                  28,460,227
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (1.1%)
    BGI Institutional Money Market Fund             (d)                    3,578,653        3,578,653
                                                                                       --------------
    Total Investment Company
       (Cost $3,578,653)                                                                    3,578,653
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $1,924,863
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $2,063,975
       and a Market Value of $2,004,098)            (d)                  $ 1,924,570        1,924,570
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $1,924,570)                                                                    1,924,570
                                                                                       --------------
    TIME DEPOSITS (6.4%)
    Abbey National PLC
       5.27%, due 8/3/07                            (d)                    3,007,141        3,007,141
    Bank of America Corp.
       5.29%, due 8/16/07                           (d) (e)                1,804,285        1,804,285
    Barclays
       5.31%, due 8/20/07                           (d)                    1,202,857        1,202,857
    BNP Paribas
       5.28%, due 8/1/07                            (d)                    1,202,857        1,202,857
    Calyon
       5.30%, due 8/13/07                           (d)                    1,202,857        1,202,857
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (d)                    1,202,857        1,202,857
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (d)                    1,262,999        1,262,999
    Rabobank Nederland
       5.29%, due 8/24/07                           (d)                    1,202,857        1,202,857
    Royal Bank of Canada
       5.285%, due 8/3/07                           (d)                    3,007,141        3,007,141
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (d)                    2,405,713        2,405,713
    Swedbank AB
       5.31%, due 10/1/07                           (d)                    1,202,857        1,202,857
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (d)                    1,202,857        1,202,857
    UBS AG
       5.285%, due 8/16/07                          (d)                      601,428          601,428
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (d)                      601,428          601,428
                                                                                       --------------
    Total Time Deposits
       (Cost $21,110,134)                                                                  21,110,134
                                                                                       --------------

    Total Short-Term Investments
       (Cost $55,073,584)                                                                  55,073,584
                                                                                       --------------
    Total Investments
       (Cost $276,051,721)                          (f)                        109.3%     360,740,320(g)
    Liabilities in Excess of
       Cash and Other Assets                                                    (9.3)     (30,691,713)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  330,048,607
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(f)  The cost for federal income tax purposes is $276,208,819.

(g) At July 31, 2007 net unrealized appreciation was $84,531,501, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $87,921,500 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,389,999.

MAINSTAY CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                          PRINCIPAL       AMORTIZED
                                                                            AMOUNT          COST
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (100.4%)                 +
    BANK NOTES (2.8%)
    National City Bank
       5.41%, due 9/7/07                            (a)                  $ 5,000,000   $    5,000,419
       5.46%, due 9/4/07                            (a)                    5,000,000        5,000,468
    Wachovia Bank N.A.
       5.35%, due 6/27/08                           (a)                    8,000,000        8,001,454
                                                                                       --------------
                                                                                           18,002,341
                                                                                       --------------
    CERTIFICATES OF DEPOSIT (5.6%)
    Comerica Bank
       5.32%, due 2/8/08                                                  15,900,000       15,900,340
    Deutsche Bank AG
       5.40%, due 4/24/08                           (a)                   10,000,000       10,000,000
    Royal Bank of Canada
       5.42%, due 2/7/08                                                   5,000,000        5,000,000
    SunTrust Banks, Inc.
       5.29%, due 10/29/07                          (a)                    5,000,000        5,000,122
                                                                                       --------------
                                                                                           35,900,462
                                                                                       --------------
    COMMERCIAL PAPER (87.4%)
    Abbott Laboratories
       5.23%, due 8/21/07                           (b)                   15,000,000       14,956,417
    Anheuser-Busch Cos., Inc.
       5.17%, due 9/12/07                           (b)                   11,205,000       11,137,415
       5.18%, due 9/28/07                           (b)                   10,000,000        9,916,544
    Bank of America Corp.
       5.19%, due 1/25/08                                                 10,000,000        9,744,825
    Barclays U.S. Funding Corp.
       5.23%, due 10/29/07                                                15,000,000       14,806,054
    Becton Dickinson & Co.
       5.21%, due 9/14/07                                                  6,033,000        5,994,583
    Caterpillar Financial Services Corp.
       5.24%, due 8/13/07                                                 14,210,000       14,185,180
    Ciesco LLC
       5.26%, due 8/7/07                            (b)                   11,300,000       11,290,094
    Coca-Cola Co. (The)
       5.17%, due 8/16/07                                                  7,945,000        7,927,885
       5.20%, due 12/7/07                                                 15,140,000       14,860,078
    Colgate-Palmolive Co.
       5.21%, due 8/3/07                            (b)                   13,115,000       13,111,204
    Countrywide Financial Corp.
       5.28%, due 9/6/07                                                  20,000,000       19,894,400
    CRC Funding LLC
       5.26%, due 9/5/07                            (b)                   10,000,000        9,948,861
       5.26%, due 9/11/07                           (b)                   10,000,000        9,940,094
    Edison Asset Securitization LLC
       5.19%, due 9/10/07                           (b)                   10,000,000        9,942,334
       5.21%, due 9/10/07                           (b)                   12,710,000       12,636,423
    Emerson Electric Co.
       5.22%, due 8/7/07                            (b)                   18,050,000       18,034,296

    Falcon Asset Securitization Corp.
       5.27%, due 8/13/07                           (b)                   12,654,000       12,631,771
       5.27%, due 8/22/07                           (b)                   13,275,000       13,234,190
    Florida Power & Light Co.
       5.26%, due 8/14/07                                                 10,770,000       10,749,543
    General Dynamics Corp.
       3.00%, due 5/15/08                                                  6,800,000        6,675,283
    Govco, Inc.
       5.23%, due 8/6/07                            (b)                   10,000,000        9,992,736
       5.25%, due 9/17/07                           (b)                   10,430,000       10,358,511
    Hershey Co. (The)
       5.21%, due 8/6/07                            (b)                   19,975,000       19,960,546
    Honeywell International, Inc.
       5.12%, due 9/18/07                           (b)                    5,000,000        4,965,867
       5.12%, due 11/20/07                          (b)                    5,000,000        4,921,067
       5.19%, due 8/16/07                           (b)                    9,100,000        9,080,321
    Illinois Tool Works, Inc.
       5.32%, due 8/1/07                                                   3,635,000        3,635,000
    ING US Funding LLC
       5.19%, due 12/18/07                                                15,000,000       14,699,413
    International Business Machines Corp.
       5.23%, due 8/10/07                           (b)                   10,640,000       10,626,088
    International Lease Finance Corp.
       5.185%, due 10/18/07                                                7,615,000        7,529,452
    John Deere Capital Corp.
       5.18%, due 8/23/07                           (b)                   10,000,000        9,968,345
       5.23%, due 9/19/07                           (b)                    7,125,000        7,074,280
    JPMorgan Chase & Co.
       5.22%, due 8/17/07                                                 12,725,000       12,695,478
       5.22%, due 10/5/07                                                 10,000,000        9,905,750
    Kimberly-Clark Worldwide
       5.20%, due 8/24/07                           (b)                    5,000,000        4,983,389
       5.23%, due 8/8/07                            (b)                    5,000,000        4,994,915
    McCormick & Co., Inc.
       5.00%, due 11/26/07                          (b)                    5,000,000        4,918,749
       5.04%, due 8/31/07                           (b)                    4,000,000        3,983,200
       5.08%, due 11/26/07                          (b)                    5,000,000        4,917,451
    Merrill Lynch & Co., Inc.
       5.21%, due 8/8/07                                                  15,000,000       14,984,804
    Morgan Stanley
       5.32%, due 2/28/08                                                  5,000,000        5,000,000
    Paccar Financial Corp.
       5.20%, due 8/2/07                                                  10,000,000        9,998,555
    Park Avenue Receivables Corp.
       5.25%, due 8/28/07                           (b)                   15,000,000       14,940,938
    Pitney Bowes, Inc.
       5.24%, due 8/14/07                           (b)                   12,000,000       11,977,293
       5.25%, due 8/14/07                           (b)                    7,460,000        7,445,857
    Procter & Gamble Co.
       5.24%, due 10/5/07                           (b)                   13,615,000       13,486,187
    Southern Co. Funding Corp.
       5.25%, due 8/9/07                            (b)                    6,410,000        6,402,522
    Teachers Insurance & Annuity Association
       5.24%, due 8/24/07                           (b)                   15,075,000       15,024,532
    UBS Finance Delaware LLC
       5.205%, due 11/7/07                                                13,240,000       13,052,400
    Variable Funding Capital Corp.
       5.265%, due 8/23/07                          (b)                    9,280,000        9,250,142
       5.29%, due 8/8/07                            (b)                   10,000,000        9,989,714

    Wal-Mart Stores, Inc.
       5.18%, due 10/2/07                           (b)                   15,000,000       14,866,183
                                                                                       --------------
                                                                                          557,247,159
                                                                                       --------------
    CORPORATE BONDS (2.2%)
    Berkshire Hathaway Finance Corp.
       5.41%, due 1/11/08                           (a)                    5,000,000        5,001,599
    SunTrust Banks, Inc.
       5.44%, due 10/15/07                          (a)                    5,000,000        5,001,075
    TIAA Global Markets
       4.125%, due 11/15/07                         (b)                    3,600,000        3,588,017
                                                                                       --------------
                                                                                           13,590,691
                                                                                       --------------
    MEDIUM-TERM NOTES (2.4%)
    CIT Group, Inc.
       5.59%, due 9/20/07                           (a)                    5,000,000        5,001,637
    General Electric Capital Corp.
       5.41%, due 5/19/08                                                 10,000,000       10,006,994
                                                                                       --------------
                                                                                           15,008,631
                                                                                       --------------
    Total Short-Term Investments
       (Amortized Cost $639,749,284)                (c)                        100.4%     639,749,284
    Liabilities in Excess of
       Cash and Other Assets                                                    (0.4)      (2,322,996)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  637,426,288
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (99.3%)         +
    EQUITY FUNDS (39.1%)
    MainStay Common Stock Fund Class I                                       574,546   $    8,779,056
    MainStay Growth Equity Fund Class I             (a)                      395,812        4,718,075
    MainStay ICAP Equity Fund Class I                                         33,151        1,541,170
    MainStay ICAP International Fund Class I                                  68,873        2,893,373
    MainStay ICAP Select Equity Fund Class I                                 146,407        6,421,430
    MainStay International Equity Fund Class I                               121,665        2,085,346
    MainStay Large Cap Growth Fund Class I          (b)                    1,456,848        9,586,062
    MainStay S&P 500 Index Fund Class I                                       97,259        3,288,334
    MainStay Small Cap Opportunity Fund Class I                               17,560          341,538
    MainStay Value Fund Class I                                               14,663          326,541
                                                                                       --------------
                                                                                           39,980,925
                                                                                       --------------
    FIXED INCOME FUNDS (60.2%)
    MainStay Floating Rate Fund Class I             (a)                      791,314        7,588,702
    MainStay High Yield Corporate Bond
       Fund Class I                                                        1,214,369        7,577,661
    MainStay Indexed Bond Fund Class I              (a)                    3,740,552       39,388,013
    MainStay Intermediate Term Bond Fund Class I    (a)                      723,291        6,936,365
                                                                                       --------------
                                                                                           61,490,741
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $99,101,392)                              (c)                      99.3%     101,471,666(d)
    Cash and Other Assets,
       Less Liabilities                                                          0.7          696,738
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  102,168,404
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.

(b)  Non-income producing Underlying Fund.

(c)  The cost for federal income tax purposes is $99,135,671.

(d) At July 31, 2007 net unrealized appreciation was $2,335,995 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,545,779 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,209,784.

MAINSTAY FLOATING RATE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    LONG-TERM INVESTMENTS (91.2%)                   +
    CORPORATE BONDS (0.4%)
    PACKAGING & CONTAINERS (0.1%)
    Berry Plastics Holding Corp.
       8.875%, due 9/15/14                                               $ 1,500,000   $    1,440,000
                                                                                       --------------
    TELECOMMUNICATIONS (0.3%)
    Qwest Corp.
       8.61%, due 6/15/13                           (a)                    3,000,000        3,105,000
                                                                                       --------------
    Total Corporate Bonds
       (Cost $4,505,857)                                                                    4,545,000
                                                                                       ---------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    FLOATING RATE LOANS (87.1%)                     (b)
    AEROSPACE & DEFENSE (2.6%)
    Axletech International Holdings, Inc.
       Tranche B Term Loan
       7.359%, due 10/19/12                                                1,785,714        1,766,370
       2nd Lien Term Loan
       11.86%, due 4/22/13                                                 1,000,000          992,500
    Hexcel Corp.
       Tranche B Term Loan
       7.108%, due 3/1/12                                                  4,098,560        4,026,835
    Oshkosh Truck Corp.
       Term Loan B
       7.11%, due 12/6/13                                                  6,965,000        6,695,106
    Spirit Aerosystems, Inc.
       Term Loan B
       7.11%, due 9/30/13                                                  3,590,429        3,590,429
    Transdigm, Inc.
       Term Loan
       7.36%, due 6/23/13                                                  7,250,000        7,166,176
    Vought Aircraft Industries, Inc.
       Tranche B Letter of Credit
       7.82%, due 12/22/10                                                   560,000          551,600
       Term Loan
       7.83%, due 12/22/11                                                 4,394,118        4,328,206
                                                                                       --------------
                                                                                           29,117,222
                                                                                       --------------
    AUTOMOBILE (2.4%)
    Accuride Corp.
       Term Loan
       7.375%, due 1/31/12                                                 2,142,727        2,067,732
    Dayco Products LLC
       Tranche B Term Loan
       7.853%, due 6/21/11                                                 2,794,154        2,691,700

    Ford Motor Co.
       Term Loan B
       8.36%, due 12/16/13                                                 5,472,500        5,145,671
    Goodyear Tire & Rubber Co. (The)
       2nd Lien Term Loan
       6.85%, due 4/30/14                                                  6,250,000        5,960,938
    Key Safety Systems, Inc.
       1st Lien Term Loan
       7.595%, due 3/8/14                                                  5,735,625        5,570,726
    Tenneco, Inc.
       Tranche B Credit Linked Deposit
       6.82%, due 3/17/14                                                  2,361,559        2,290,712
    TRW Automotive, Inc.
       Term Loan B1
       6.875%, due 2/9/14                                                  1,840,000        1,803,200
    United Components, Inc.
       Term Loan D
       7.36%, due 6/29/12                                                    715,114          686,509
                                                                                       --------------
                                                                                           26,217,188
                                                                                       --------------
    BEVERAGE, FOOD & TOBACCO (4.0%)
    American Seafoods Group LLC
       Term Loan A
       6.86%, due 9/30/11                                                  2,969,392        2,958,257
       Tranche B1 Term Loan
       7.11%, due 9/28/12                                                    322,360          313,092
       Tranche B2 Term Loan
       7.11%, due 9/28/12                                                  1,176,719        1,142,888
    BF Bolthouse Holdco LLC
       1st Lien Term Loan
       7.625%, due 12/17/12                                                1,625,250        1,592,745
       2nd Lien Term Loan
       10.86%, due 12/16/13                                                  330,000          324,500
    Chiquita Brands LLC
       Term Loan C
       8.375%, due 6/28/12                                                 3,944,710        3,848,558
    Constellation Brands, Inc.
       New Term Loan B
       6.875%, due 6/5/13                                                  7,333,333        7,095,000
&   Dean Foods Co.
       Tranche B Term Loan
       6.86%, due 4/2/14                                                   8,723,125        8,372,019
    Del Monte Corp.
       Term Loan B
       6.82%, due 2/8/12                                                   2,962,500        2,826,225
    Dole Food Co., Inc.
       Credit Link Deposit
       5.23%, due 4/12/13                                                    463,842          435,515
       Tranche C Term Loan
       7.451%, due 4/12/13                                                 3,435,330        3,225,531
       Tranche B Term Loan
       7.537%, due 4/12/13                                                 1,030,599          967,659
    Michael Foods, Inc.
       Term Loan B1
       7.361%, due 11/21/10                                                2,178,281        2,127,456
    Nellson Nutraceutical, Inc.
       1st Lien Term Loan

       8.32%, due 10/4/09                                                    911,541          695,050
    OSI Group LLC
       Dutch Term Loan
       7.36%, due 9/2/11                                                   1,080,556        1,026,528
       German Term Loan
       7.36%, due 9/2/11                                                     864,444          821,222
       U.S. Term Loan
       7.36%, due 9/2/11                                                   1,945,000        1,847,750
    Reddy Ice Group, Inc.
       Term Loan
       7.11%, due 8/12/12                                                  5,500,000        5,500,000
                                                                                       --------------
                                                                                           45,119,995
                                                                                       --------------
    BROADCASTING (0.6%)
    Nielsen Finance LLC
       Dollar Term Loan
       7.607%, due 8/9/13                                                  6,461,225        6,272,434
                                                                                       --------------
    BROADCASTING & ENTERTAINMENT (7.2%)
    Atlantic Broadband Finance LLC
       Tranche B2 Term Loan
       7.61%, due 9/1/11                                                   3,967,562        3,851,015
    Bragg Communications, Inc.
       Term Loan B
       7.11%, due 8/31/11                                                  2,917,500        2,902,913
    Charter Communications Operating LLC
       Existing Term Loan
       7.36%, due 3/6/14                                                   8,000,000        7,596,000
&   CSC Holdings, Inc.
       Incremental Term Loan
       7.07%, due 3/29/13                                                  8,907,449        8,527,288
    DirectTV Holdings LLC
       Term Loan B
       6.82%, due 4/13/13                                                  4,278,757        4,152,774
&   Discovery Communications Holdings LLC
       Term Loan B
       7.36%, due 5/14/14                                                  9,500,000        9,222,914
    Emmis Operating Co.
       Term Loan B
       7.36%, due 11/1/13                                                  1,249,257        1,210,530
    Entravision Communications Corp.
       Term Loan
       6.86%, due 3/29/13                                                  4,431,124        4,312,960
    Gray Television, Inc.
       Delayed Draw Term Loan
       6.86%, due 12/31/14                                                 4,800,000        4,545,000
&   Insight Midwest Holdings LLC
       Initial Term Loan
       7.36%, due 4/7/14                                                   8,749,083        8,440,433
    Mediacom Broadband Group (FKA MCC Iowa)
       Tranche A Term Loan
       6.84%, due 3/31/10                                                  2,005,102        1,907,353
       Tranche D1 Term Loan
       7.096%, due 1/31/15                                                 3,919,905        3,756,108
    Nexstar Broadcasting, Inc.
       Mission Term Loan B
       7.11%, due 10/1/12                                                  3,345,758        3,245,386

       Nexstar Term Loan B
       7.11%, due 10/1/12                                                  3,169,196        3,074,120
    Univision Communications, Inc.
       Tranche B Term Loan
       7.61%, due 9/29/14                                                  6,456,376        5,934,216
    UPC Broadband Holding B.V.
       Term Loan N1
       7.13%, due 12/31/14                                                 8,000,000        7,700,000
                                                                                       --------------
                                                                                           80,379,010
                                                                                       --------------
    BUILDINGS & REAL ESTATE (2.9%)
    Armstrong World Industries, Inc.
       Term Loan
       7.07%, due 10/2/13                                                  2,965,000        2,861,225
    CB Richard Ellis Services, Inc.
       Term Loan B
       6.82%, due 12/20/13                                                 7,567,273        7,403,313
    Central Parking Corp.
       Letter of Credit Term Loan
       7.625%, due 5/22/14                                                   568,966          534,828
       Term Loan
       8.268%, due 5/22/14                                                 2,431,034        2,285,172
    General Growth Properties, Inc.
       Tranche A1 Term Loan
       6.57%, due 2/24/10                                                  5,055,921        4,841,044
    Landsource Communities Development LLC
       New Term Loan B
       8.11%, due 2/27/13                                                  2,989,987        2,785,673
    LNR Property Corp.
       Initial Tranche B Term Loan
       8.11%, due 7/12/11                                                  1,171,807        1,120,540
    Macerich Partnership, L.P.
       Term Loan
       6.875%, due 4/26/10                                                 5,000,000        5,000,000
    Stile Acquisition Corp.
       Canadian Term Loan
       7.36%, due 4/6/13                                                   2,937,900        2,714,731
       U.S. Term Loan
       7.36%, due 4/6/13                                                   2,954,752        2,730,303
                                                                                       --------------
                                                                                           32,276,829
                                                                                       --------------
    CARGO TRANSPORT (0.3%)
    Horizon Lines LLC
       Tranche C Term Loan
       7.57%, due 7/7/11                                                   3,139,030        3,107,640
                                                                                       --------------
    CHEMICALS, PLASTICS & RUBBER (6.8%)
    Celanese U.S. Holdings LLC
       Synthetic Letter of Credit
       5.32%, due 4/2/14                                                   1,928,571        1,809,413
       Dollar Term Loan
       7.11%, due 4/2/14                                                   5,804,375        5,445,746
    Gentek, Inc.
       1st Lien Term Loan
       7.356%, due 2/28/11                                                 5,379,680        5,238,463
    Hercules, Inc.
       Term Loan B
       6.82%, due 10/8/10                                                  3,409,822        3,362,085

    Hexion Specialty Chemicals, Inc.
       Term Loan C1
       7.625%, due 5/5/13                                                  5,693,262        5,456,638
       Term Loan C2
       7.625%, due 5/5/13                                                  1,236,738        1,185,337
    Huntsman International LLC
       New Term Loan B
       7.07%, due 4/21/14                                                  7,232,559        7,015,582
    Ineos Group, Ltd.
       Tranche A4 Term Loan
       7.58%, due 12/17/12                                                 2,895,058        2,802,417
       Tranche B2 Term Loan
       7.58%, due 12/16/13                                                 1,980,000        1,908,720
       Tranche C2 Term Loan
       8.08%, due 12/16/14                                                 1,980,000        1,908,720
    ISP Chemco, Inc.
       Term Loan B
       7.125%, due 6/4/14                                                  4,950,000        4,724,775
    Kraton Polymers LLC
       Term Loan
       7.375%, due 5/13/13                                                 1,077,991        1,029,481
    Lyondell Chemical Co.
       Term Loan
       6.856%, due 8/16/13                                                 7,415,106        7,250,587
    MacDermid, Inc.
       Term Loan B
       7.36%, due 4/12/14                                                  1,995,000        1,957,594
    Mosaic Co. (The)
       New Term Loan B
       7.125%, due 12/1/13                                                 5,137,682        5,041,351
    Nalco Co.
       Term Loan B
       7.096%, due 11/4/10                                                 4,716,027        4,582,408
    Polymer Group, Inc.
       Term Loan
       7.61%, due 11/22/12                                                 4,437,437        4,326,501
    Rockwood Specialties Group, Inc.
       Tranche E Term Loan
       6.858%, due 7/30/12                                                 7,824,341        7,592,873
    Texas Petrochemicals L.P.
       Letter of Credit
       5.36%, due 12/29/08                                                   875,470          856,866
       Term Loan B
       7.938%, due 6/27/13                                                 2,600,243        2,544,988
                                                                                       --------------
                                                                                           76,040,545
                                                                                       --------------
    CONTAINERS, PACKAGING & GLASS (2.9%)
    Altivity Packaging LLC
       Delayed Draw 1st Lien Term Loan
       7.596%, due 6/30/13                                                 1,226,312        1,192,077
       1st Lien Term Loan
       7.599%, due 6/30/13                                                 4,098,008        3,983,604
       2nd Lien Term Loan
       10.32%, due 12/30/13                                                1,231,061        1,208,748
       Delayed Draw 2nd Lien
       10.32%, due 12/30/13                                                  393,939          386,799
    Berry Plastics Corp.

       Term Loan C
       7.355%, due 4/3/15                                                  3,336,625        3,111,403
    Crown Americas LLC
       Term B Dollar Loan
       7.11%, due 11/15/12                                                 3,960,000        3,880,800
       Term Loan B1
       7.11%, due 11/15/12                                                 1,980,000        1,940,400
    Graham Packaging Holdings Co.
       1st Lien Term Loan
       7.625%, due 10/7/11                                                 7,481,250        7,088,484
    Graphic Packaging International, Inc.
       Term Loan B
       7.337%, due 5/16/14                                                 3,980,000        3,874,530
    Smurfit-Stone Container Enterprises, Inc.
       Deposit Fund Commitment
       5.22%, due 11/1/10                                                    944,766          918,522
       Tranche B Term Loan
       7.375%, due 11/1/11                                                 2,952,369        2,870,358
       Tranche C Term Loan
       7.375%, due 11/1/11                                                 1,706,628        1,659,221
       Tranche C1 Term Loan
       7.375%, due 11/1/11                                                   654,179          636,008
                                                                                       --------------
                                                                                           32,750,954
                                                                                       --------------
    DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS & MINERALS (1.5%)
    Appleton Papers, Inc.
       Term Loan B
       7.103%, due 6/5/14                                                  2,400,000        2,296,001
    Boise Cascade LLC
       Term Loan E
       6.859%, due 4/30/14                                                 4,289,460        3,989,197
    Georgia-Pacific Corp.
       New Term Loan B
       7.11%, due 12/20/12                                                 2,985,000        2,805,366
       Term Loan B
       7.11%, due 12/20/12                                                 8,320,612        7,819,886
                                                                                       --------------
                                                                                           16,910,450
                                                                                       --------------
    DIVERSIFIED/CONGLOMERATE MANUFACTURING (2.6%)
    Aearo Technologies, Inc.
       1st Lien Term Loan B
       7.61%, due 6/1/14                                                   6,500,000        6,175,000
       2nd Lien Term Loan
       10.86%, due 12/1/14                                                 1,750,000        1,693,125
    EnerSys Capital, Inc.
       Term Loan
       7.113%, due 3/17/11                                                 4,248,654        4,222,100
    Invensys International Holdings, Ltd.
       Term A Bonding
       7.356%, due 12/15/10                                                2,720,856        2,694,782
       Tranche A Term Loan
       7.36%, due 1/15/11                                                  3,029,144        2,995,066
    Mueller Water Products, Inc.
       Term Loan
       7.097%, due 5/24/14                                                 6,230,774        5,934,812
    Walter Industries, Inc.

       Term Loan
       7.095%, due 10/3/12                                                 4,939,649        4,779,110
                                                                                       --------------
                                                                                           28,493,995
                                                                                       --------------
    DIVERSIFIED/CONGLOMERATE SERVICE (2.9%)
    Affiliated Computer Services, Inc.
       First Securities Repurchase Increase
       7.32%, due 3/20/13                                                  3,196,851        3,092,954
       Term Loan B
       7.32%, due 3/20/13                                                    989,950          957,776
    American Reprographics Co. LLC
       Term Loan C
       7.11%, due 6/18/09                                                  2,665,867        2,659,203
    Coinmach Corp.
       Term Loan B1
       7.875%, due 12/19/12                                                4,472,763        4,405,672
    Dealer Computer Services, Inc.
       1st Lien Term Loan
       7.36%, due 10/26/12                                                 4,575,899        4,415,743
       2nd Lien Term Loan
       10.86%, due 10/26/13                                                  750,000          742,500
    Language Line LLC
       Term Loan B1
       8.61%, due 6/10/11                                                  1,978,035        1,935,177
    Rental Services Corp.
       2nd Lien Term Loan
       8.86%, due 11/27/13                                                 2,387,522        2,363,647
&   Sungard Data Systems, Inc.
       Term Loan
       7.356%, due 2/28/14                                                 8,351,622        8,005,381
    VeriFone, Inc.
       Term Loan B
       7.11%, due 10/31/13                                                 1,425,000        1,396,500
    Verint Systems, Inc.
       Term Loan B
       8.09%, due 5/25/14                                                  2,000,000        1,985,000
                                                                                       --------------
                                                                                           31,959,553
                                                                                       --------------
    ECOLOGICAL (1.7%)
    Allied Waste Industries, Inc.
       Tranche A Credit-Linked Deposit
       5.32%, due 3/28/14                                                  1,890,862        1,803,882
       Term Loan B
       7.087%, due 3/28/14                                                 4,811,310        4,600,815
    Big Dumpster Merger Sub, Inc.
       Delayed Draw Term Loan B
       7.161%, due 2/5/13                           (c)                      933,317          926,317
       Term Loan B
       7.61%, due 2/5/13                                                   2,216,628        2,200,004
    Duratek, Inc.
       Term Loan B
       7.66%, due 6/7/13                                                   1,182,284        1,161,594
    EnergySolutions LLC
       Synthetic Letter of Credit
       7.57%, due 6/7/13                                                     125,786          123,585
       Term Loan
       7.66%, due 6/7/13                                                   2,466,357        2,423,195
       2nd Lien Term Loan

       9.88%, due 12/31/14                                                   250,000          245,313
    IESI Corp.
       Term Loan
       7.078%, due 1/20/12                                                 4,000,000        3,890,000
    Synagro Technologies, Inc.
       Term Loan B
       7.36%, due 3/31/14                                                  1,000,000          950,000
       2nd Lien Term Loan
       10.11%, due 10/2/14                                                   750,000          712,500
                                                                                       --------------
                                                                                           19,037,205
                                                                                       --------------
    ELECTRONICS (1.2%)
    Advanced Micro Devices, Inc.
       Tranche B1 Term Loan
       7.36%, due 12/31/13                                                 2,709,688        2,537,698
    Freescale Semiconductor, Inc.
       Term Loan B
       7.11%, due 11/29/13                                                 4,979,987        4,564,612
    Sensata Technologies Finance Co. LLC
       Term Loan
       7.11%, due 4/26/13                                                  6,435,000        6,203,070
                                                                                       --------------
                                                                                           13,305,380
                                                                                       --------------
    FINANCE (1.9%)
    FR Brand Acquisition Corp.
       New Term Loan
       7.625%, due 2/7/14                                                  2,493,750        2,335,813
    Hertz Corp. (The)
       Letter of Credit
       5.36%, due 12/21/12                                                   692,563          668,786
       Tranche B Term Loan
       7.101%, due 12/21/12                                                6,657,228        6,428,666
    Rental Services Corp.
       1st Lien Term Loan
       7.11%, due 11/30/12                                                 6,208,112        6,083,950
    United Rentals, Inc.
       Tranche B Credit-Linked Deposit
       5.322%, due 2/14/11                                                 1,613,343        1,578,051
       Initial Term Loan
       7.32%, due 2/14/11                                                  4,004,582        3,916,981
                                                                                       --------------
                                                                                           21,012,247
                                                                                       --------------
    GROCERY (1.3%)
    Giant Eagle, Inc.
       Term Loan
       6.859%, due 11/7/12                                                 5,614,500        5,446,065
    Roundy's Supermarkets, Inc.
       Tranche B Term Loan
       8.11%, due 11/3/11                                                  3,952,644        3,836,535
    Supervalu, Inc.
       Term Loan B
       6.86%, due 6/1/12                                                   5,929,950        5,741,674
                                                                                       --------------
                                                                                           15,024,274
                                                                                       --------------
    HEALTHCARE, EDUCATION & CHILDCARE (8.2%)
    Accellent, Inc.
       Term Loan
       7.86%, due 11/22/12                                                 2,708,750        2,546,225
    Advanced Medical Optics, Inc
       Term Loan B

       7.097%, due 4/2/14                                                  1,995,000        1,935,150
    AGA Medical Corp.
       Tranche B Term Loan
       7.36%, due 4/28/13                                                  4,580,523        4,511,815
    Alliance Imaging, Inc.
       Tranche C1 Term Loan
       7.875%, due 12/29/11                                                5,594,151        5,500,913
    AMR HoldCo, Inc.
       Term Loan
       7.356%, due 2/10/12                                                 3,218,852        3,110,216
    Aveta Holdings LLC
       New Term Loan NAMM
       9.32%, due 8/22/11                                                     71,640           56,237
       Term Loan MMM
       9.32%, due 8/22/11                                                     92,087           72,289
       Term Loan NAMM
       9.32%, due 8/22/11                                                    129,092          101,337
       Term Loan PHMC
       9.32%, due 8/22/11                                                    449,624          352,955
       Term Loan PHMC NAMM
       9.32%, due 8/22/11                                                     12,490            9,804
    Community Health Systems, Inc.
       New Term Loan B
       (zero coupon), due 7/25/14                                          1,500,000        1,426,875
&   DaVita, Inc.
       Tranche B1 Term Loan
       6.863%, due 10/5/12                                                 8,781,804        8,275,164
    Fenwal, Inc.
       1st Lien Term Loan
       7.61%, due 2/28/14                                                  2,137,500        2,019,938
    Fresenius Medical Care Holdings, Inc.
       Term Loan
       6.735%, due 3/31/13                                                 5,415,303        5,189,989
    Gentiva Health Services, Inc.
       Term Loan B
       7.591%, due 3/31/13                                                 2,610,811        2,565,122
    HCA, Inc.
       Term Loan A
       7.36%, due 11/16/12                                                 3,918,182        3,733,197
       Term Loan B
       7.61%, due 11/18/13                                                 2,985,000        2,870,576
&   Health Management Associates, Inc.
       Term Loan B
       7.11%, due 2/28/14                                                  9,226,875        8,947,504
    HealthSouth Corp.
       Term Loan B
       7.86%, due 3/10/13                                                  4,136,004        4,008,822
    Lifepoint Hospitals, Inc.
       Term Loan B
       6.985%, due 4/15/12                                                 3,288,385        3,114,373
    Quintiles Transnational Corp.
       Term Loan B
       7.36%, due 3/31/13                                                  1,481,250        1,403,484
       2nd Lien Term Loan C
       9.36%, due 3/31/14                                                    500,000          485,000
    Rural/Metro Operating Co. LLC

       LC Facility Deposits
       5.20%, due 3/4/11                                                     411,765          395,294
       Term Loan B1
       7.731%, due 3/4/11                                                  1,094,118        1,050,353
    Select Medical Corp.
       Term Loan B
       7.362%, due 2/24/12                                                 5,371,424        5,214,756
    Sun Healthcare Group, Inc.
       Delayed Draw Term Loan B
       4.956%, due 4/19/14                          (c)                      206,897          204,828
       Synthetic Letter of Credit
       5.255%, due 4/19/14                                                   413,793          409,655
       Term Loan B
       7.367%, due 4/19/14                                                 1,832,512        1,814,187
    Sunrise Medical Holdings, Inc.
       Term Loan B1
       9.375%, due 5/13/10                          (d)                    2,694,167        2,640,283
    U.S. Oncology, Inc.
       Term Loan B
       7.61%, due 8/20/11                                                  5,888,300        5,711,651
    Vanguard Health Holding Co. LLC
       Replacement Term Loan
       7.61%, due 9/23/11                                                  6,824,383        6,517,285
    Warner Chilcott Corp.
       Tranche B Term Loan
       7.359%, due 1/18/12                                                 3,914,359        3,779,313
       Tranche C Term Loan
       7.36%, due 1/18/12                                                    927,408          895,413
                                                                                       --------------
                                                                                           90,870,003
                                                                                       --------------
    HOME & OFFICE FURNISHINGS, HOUSEWARES, & DURABLE CONSUMER PRODUCTS (1.6%)
    Berkline/Benchcraft Holdings LLC
       2nd Lien Term Loan
       (zero coupon), due 5/3/12                    (d)                      762,587           76,259
       Term Loan B
       9.161%, due 11/3/11                          (d)                    2,885,721        1,717,004
    Jarden Corp.
       Term Loan B1
       7.11%, due 1/24/12                                                  3,659,117        3,560,778
       Term Loan B2
       7.11%, due 1/24/12                                                    385,004          375,058
    National Bedding Co. LLC
       1st Lien Term Loan
       7.36%, due 2/23/13                                                  2,940,225        2,859,369
       2nd Lien Term Loan
       10.36%, due 2/28/14                                                 1,000,000          945,000
    Sealy Mattress Co.
       Term Loan E
       6.856%, due 8/25/12                                                 1,500,000        1,473,750
    Simmons Bedding Co.
       Tranche D Term Loan
       7.409%, due 12/19/11                                                6,858,771        6,584,420
                                                                                       --------------
                                                                                           17,591,638
                                                                                       --------------
    HOTELS, MOTELS, INNS & GAMING (1.2%)
    Penn National Gaming, Inc.

       Term Loan B
       7.11%, due 10/3/12                                                  7,874,849        7,698,649
    Venetian Casino Resort LLC/Las Vegas Sands, Inc.
       Term Loan B
       7.11%, due 5/23/14                                                  6,400,000        6,097,779
                                                                                       --------------
                                                                                           13,796,428
                                                                                       --------------
    INSURANCE (0.4%)
    Hub International Holdings, Inc.
       Initial Term Loan
       7.86%, due 6/13/14                           (d)                    3,267,974        3,067,810
    USI Holdings Corp.
       Term Loan
       8.11%, due 5/5/14                                                   2,000,000        1,880,000
                                                                                       --------------
                                                                                            4,947,810
                                                                                       --------------
    LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT (5.0%)
    Affinity Group, Inc.
       Term Loan
       7.82%, due 6/24/09                                                  2,516,081        2,503,501
    AMC Entertainment, Inc.
       Term Loan
       7.07%, due 1/26/13                                                  4,432,500        4,258,892
    Bombardier Recreational Products, Inc.
       Term Loan
       7.86%, due 6/28/13                                                  4,556,962        4,434,494
    Cedar Fair, L.P.
       U.S. Term Loan
       7.32%, due 8/30/12                                                  2,950,000        2,835,277
    Cinemark USA, Inc.
       Term Loan
       7.129%, due 10/5/13                                                 3,989,950        3,838,663
    Easton-Bell Sports, Inc.
       Tranche B Term Loan
       7.11%, due 3/16/12                                                  5,927,475        5,619,987
    Metro-Goldwyn-Mayer Studios, Inc.
       Tranche B Term Loan
       8.61%, due 4/8/12                                                   4,803,358        4,512,971
    Regal Cinemas Corp.
       Term Loan
       6.86%, due 10/27/13                                                 7,331,029        7,089,713
    Six Flags Theme Parks, Inc.
       Tranche B Term Loan
       7.61%, due 4/30/15                                                  5,550,000        5,166,123
    Town Sports International, Inc.
       Term Loan
       7.125%, due 2/27/14                                                 1,496,250        1,376,550
    Universal City Development Partners, Ltd.
       Term Loan
       7.36%, due 6/9/11                                                   3,729,792        3,617,898
    Wimar Opco LLC
       Term Loan B
       7.61%, due 1/3/12                                                   5,870,442        5,709,005
    WMG Acquisition Corp.
       Term Loan
       7.36%, due 2/28/11                                                  4,842,351        4,714,373

                                                                                       --------------
                                                                                           55,677,447
                                                                                       --------------
    MACHINERY (2.1%)
    Baldor Electric Co.
       Term Loan B
       7.125%, due 1/31/14                                                 4,562,003        4,413,738
    Bucyrus International, Inc.
       Tranche B Term Loan
       6.868%, due 5/4/14                                                  4,000,000        3,920,000
    Coinstar, Inc.
       Term Loan
       7.36%, due 7/7/11                                                   1,115,962        1,117,357
    Colfax Corp.
       New Term Loan B
       7.625%, due 11/30/11                                                1,955,020        1,967,238
    Flowserve Corp.
       Term Loan B
       6.875%, due 8/10/12                                                 5,359,073        5,238,494
    Generac CCMP Acquisition Corp.
       Term Loan B
       7.86%, due 11/11/13                                                   972,026          885,354
    Gleason Corp.
       1st Lien Term Loan
       7.375%, due 6/30/13                                                 1,450,980        1,414,706
    RBS Global, Inc.
       Term Loan B
       7.86%, due 7/19/13                                                  4,672,131        4,415,164
                                                                                       --------------
                                                                                           23,372,051
                                                                                       --------------
    MINING, STEEL, IRON & NON-PRECIOUS METALS (1.2%)
    Aleris International, Inc.
       New Term Loan B
       7.375%, due 12/19/13                                                3,975,523        3,707,175
    Magnum Coal Co.
       Funded Letter of Credit
       8.57%, due 3/21/13                                                    390,764          390,276
       Term Loan
       8.57%, due 3/21/13                                                  3,857,213        3,852,392
    Tube City IMS Corp.
       Synthetic Letter of Credit
       5.26%, due 1/25/14                                                    540,541          527,027
       Term Loan
       7.61%, due 1/25/14                                                  4,448,311        4,337,103
                                                                                       --------------
                                                                                           12,813,973
                                                                                       --------------
    OIL & GAS (3.1%)
    Dresser, Inc.
       Term Loan
       7.86%, due 5/4/14                                                   6,660,000        6,410,250
    Energy Transfer Co., L.P.
       Term Loan B
       7.106%, due 11/1/12                                                 7,000,000        6,730,003
    IFM Colonial Pipeline 2 LLC
       Term Loan B
       7.36%, due 2/27/12                                                  3,990,000        3,910,200
&   Kinder Morgan
       Term Loan B
       6.82%, due 5/30/14                                                  8,727,273        8,267,276

    Targa Resources, Inc.
       Synthetic Letter of Credit
       5.235%, due 10/31/12                                                1,162,074        1,147,185
       Term Loan
       7.332%, due 10/31/12                                                4,757,240        4,696,290
    Vulcan Energy Corp.
       Term Loan B
       6.86%, due 8/12/11                                                  4,000,000        3,925,000
                                                                                       --------------
                                                                                           35,086,204
                                                                                       --------------
    PERSONAL & NONDURABLE CONSUMER PRODUCTS (1.8%)
    ACCO Brands Corp.
       U.S. Term Loan
       7.11%, due 8/17/12                                                  2,535,949        2,447,191
    Chattem, Inc.
       Term Loan B
       7.11%, due 1/2/13                                                     975,000          945,750
    Hillman Cos., Inc.
       Term Loan B
       8.375%, due 3/31/11                                                 1,969,924        1,930,525
    JohnsonDiversey, Inc.
       New Term Loan B
       7.86%, due 12/16/11                                                 3,882,100        3,717,111
    Mega Bloks, Inc.
       Term Loan B
       7.375%, due 7/26/12                                                 3,201,005        3,096,972
    Solo Cup Co.
       Term Loan B1
       8.837%, due 2/27/11                                                 2,834,392        2,751,722
    Visant Corp.
       Term Loan C
       7.33%, due 12/21/11                                                 5,381,552        5,401,733
                                                                                       --------------
                                                                                           20,291,004
                                                                                       --------------
    PERSONAL TRANSPORTATION (0.5%)
    United Airlines, Inc.
       Term Loan B
       7.375%, due 2/1/14                                                  5,970,000        5,670,431
                                                                                       --------------
    PERSONAL, FOOD & MISCELLANEOUS SERVICES (0.7%)
    Aramark Corp.
       Synthetic Letter of Credit
       5.36%, due 1/27/14                                                    662,363          620,364
       Term Loan
       7.36%, due 1/27/14                                                  7,516,685        7,040,060
                                                                                       --------------
                                                                                            7,660,424
                                                                                       --------------
    PRINTING & PUBLISHING (5.5%)
    Cenveo Corp.
       Delayed Draw Term Loan
       7.11%, due 6/21/13                                                     55,034           55,035
       Term Loan C
       7.11%, due 6/21/13                                                  5,651,034        5,651,034
    Dex Media East LLC
       Term Loan B
       6.858%, due 5/8/09                                                  4,291,561        4,137,336
    Dex Media West LLC

       Tranche B2 Term Loan
       6.857%, due 3/9/10                                                  4,125,034        3,993,548
       Tranche B1 Term Loan
       6.86%, due 3/9/10                                                   1,391,803        1,344,829
    Hanley Wood LLC
       New Term Loan B
       7.609%, due 3/8/14                                                  6,792,774        6,249,352
&   Idearc, Inc.
       Term Loan B
       7.36%, due 11/17/14                                                 8,955,000        8,527,605
    Lamar Media Corp.
       Term Loan B
       6.875%, due 3/31/14                                                 1,750,000        1,645,000
    Medianews Group, Inc.
       Term Loan C
       7.09%, due 8/2/13                                                   2,475,000        2,388,375
    Merrill Communications LLC
       Term Loan
       7.591%, due 5/15/11                                                 5,417,500        5,268,519
    New Publishing Acquisition, Inc.
       Tranche B Term Loan
       7.61%, due 8/5/12                                                   4,115,242        3,995,213
    Penton Media, Inc.
       Term Loan B
       7.61%, due 2/1/13                                                   5,486,250        5,325,091
    R.H. Donnelley, Inc.
       Tranche A4 Term Loan
       6.574%, due 12/31/09                                                  254,631          239,353
       Tranche D1 Term Loan
       6.86%, due 6/30/11                                                    984,848          946,275
       Tranche D2 Term Loan
       6.86%, due 6/30/11                                                  4,033,769        3,879,352
    Riverdeep Interactive Learning USA, Inc.
       Term Loan B
       8.11%, due 12/20/13                                                 3,482,439        3,356,201
    Tribune Co.
       Term Loan B
       8.36%, due 5/19/14                                                  5,000,000        4,523,215
                                                                                       --------------
                                                                                           61,525,333
                                                                                       --------------
    RETAIL STORE (2.1%)
    Eye Care Centers of America, Inc.
       Term Loan B
       7.848%, due 3/1/12                                                  3,330,241        3,246,985
    Michaels Stores, Inc.
       New Term Loan B
       7.625%, due 10/31/13                                                2,750,000        2,554,923
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.11%, due 4/6/13                                                   5,665,541        5,402,966
    Pantry, Inc. (The)
       Term Loan B
       7.07%, due 5/15/14                                                  2,333,333        2,152,500
    Petco Animal Supplies, Inc.
       Term Loan B
       7.609%, due 10/25/13                                                5,972,494        5,676,360
    Yankee Candle Co., Inc. (The)

       Term Loan B
       7.36%, due 2/6/14                                                   4,987,500        4,688,250
                                                                                       --------------
                                                                                           23,721,984
                                                                                       --------------
    TELECOMMUNICATIONS (2.0%)
    Centennial Cellular Operating Co. LLC
       Term Loan
       7.36%, due 2/9/11                                                   6,269,123        6,067,991
    MetroPCS Wireless, Inc.
       Term Loan B
       7.625%, due 11/4/13                                                 4,962,500        4,813,625
    PanAmSat Corp.
       Term Loan B2
       7.36%, due 1/3/14                                                   5,955,000        5,758,979
    Windstream Corp.
       Tranche B1 Term Loan
       6.86%, due 7/17/13                                                  5,500,000        5,346,457
                                                                                       --------------
                                                                                           21,987,052
                                                                                       --------------
    TEXTILES & LEATHER (0.8%)
    Springs Windows Fashions LLC
       Term Loan B
       8.125%, due 12/31/12                                                2,825,237        2,751,075
    St. Johns Knits International, Inc.
       Term Loan B
       8.36%, due 3/23/12                                                  3,971,499        3,971,499
    William Carter Co. (The)
       Term Loan
       6.853%, due 7/14/12                                                 2,277,093        2,157,546
                                                                                       --------------
                                                                                            8,880,120
                                                                                       --------------
    UTILITIES (8.1%)
    AES Corp.
       Term Loan
       7.22%, due 4/30/08                                                  2,000,000        1,950,000
    Boston Generating LLC
       Synthetic Letter of Credit
       5.225%, due 12/20/13                                                1,293,777        1,256,177
       Revolving Credit Commitment
       7.60%, due 12/20/13                                                   362,257          351,730
       1st Lien Term Loan
       7.61%, due 12/20/13                                                 5,818,631        5,649,530
    Cogentrix Delaware Holdings, Inc.
       Term Loan
       6.86%, due 4/14/12                                                  3,613,733        3,592,654
    Coleto Creek Power, L.P.
       Synthetic Letter of Credit
       5.26%, due 6/28/13                                                    350,318          343,312
       Term Loan
       8.11%, due 6/28/13                                                  5,098,185        4,996,221
    Covanta Energy Corp.
       Funded Letter of Credit
       5.26%, due 2/10/14                                                  3,134,021        3,055,670
       Term Loan B
       6.875%, due 2/10/14                                                 6,350,064        6,191,313
    Dynegy Holdings, Inc.
       Synthetic Letter of Credit
       6.82%, due 4/2/13                                                   8,063,830        7,640,479
       Term Loan B

       6.82%, due 4/2/13                                                     186,170          176,396
    Electrical Components International Holdings
       Co.
       1st Lien Term Loan
       7.63%, due 5/1/13                                                   4,673,448        4,439,776
    InfrastruX Group, Inc.
       Delayed Draw Term Loan
       8.57%, due 11/5/12                                                  3,717,364        3,717,364
    KGen LLC
       1st Lien Term Loan
       7.125%, due 2/8/14                                                  2,798,438        2,695,827
       Synthetic Letter of Credit
       7.125%, due 2/8/14                                                  1,687,500        1,625,624
    LS Power Acquisition Co.
       Term Loan B
       7.36%, due 5/1/14                                                   4,785,000        4,513,848
       2nd Lien Term Loan
       9.11%, due 11/1/14                                                    500,000          462,500
    Mackinaw Power Holdings LLC
       Term Loan B
       8.75%, due 6/22/15                                                  4,000,000        3,990,000
    Mirant North America LLC
       Term Loan
       7.07%, due 1/3/13                                                   7,182,990        6,961,517
    NRG Energy, Inc.
       Synthetic Letter of Credit
       7.01%, due 2/1/13                                                   3,695,399        3,558,362
&      Term Loan B
       7.11%, due 2/1/13                                                   8,901,368        8,571,278
    Pike Electric, Inc.
       Term Loan B
       6.875%, due 7/2/12                                                  1,153,433        1,120,752
       Term Loan C
       6.875%, due 12/10/12                                                  437,712          425,311
    TPF Generation Holdings LLC
       Synthetic Letter of Credit
       5.26%, due 12/16/13                                                   783,427          756,399
       Synthetic Revolver
       5.36%, due 12/16/11                                                   245,588          237,116
       Term Loan B
       7.36%, due 12/15/13                                                 4,139,654        3,996,836
       2nd Lien Term Loan C
       9.61%, due 12/15/14                                                 1,600,000        1,570,000
    USPF Holdings LLC
       Term Loan
       7.082%, due 4/11/14                                                 5,200,000        5,148,000
       Synthetic Letter of Credit
       7.11%, due 4/11/14                                                  1,300,000        1,287,000
                                                                                       --------------
                                                                                           90,280,992
                                                                                       --------------
    Total Floating Rate Loans
       (Cost $1,011,725,164)                                                              971,197,815
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    FOREIGN FLOATING RATE LOANS (3.7%)              (b)
    CARGO TRANSPORT (0.4%)

    Laidlaw International, Inc.
       Canadian Term Loan B
       7.07%, due 7/31/13                                                    992,500          998,703
       Term Loan B
       7.07%, due 7/31/13                                                  2,977,500        2,996,109
                                                                                       --------------
                                                                                            3,994,812
                                                                                       --------------
    CHEMICALS, PLASTICS & RUBBER (1.4%)
    Brenntag Holding GmbH & Co.
       Acquisition Term Loan
       7.387%, due 1/20/14                                                 1,904,727        1,860,680
       Term Loan B2
       7.387%, due 1/20/14                                                 3,777,091        3,689,746
    Invista B.V.
       Tranche B1 Term Loan
       6.86%, due 4/29/11                                                  4,077,395        3,904,106
       Tranche B2 Term Loan
       6.86%, due 4/29/11                                                  2,022,201        1,936,257
    Lucite International US Finco, Ltd.
       Delayed Draw Term Loan B2
       7.61%, due 7/8/13                                                   1,167,939        1,116,842
       Term Loan B1
       7.61%, due 7/8/13                                                   3,298,740        3,154,421
                                                                                       --------------
                                                                                           15,662,052
                                                                                       --------------
    FINANCE (0.4%)
    Ashtead Group PLC
       Term Loan
       7.125%, due 8/31/11                                                 4,500,000        4,320,000
                                                                                       --------------
    PRINTING & PUBLISHING (0.7%)
    Yell Group PLC
       Term Loan B1
       7.32%, due 10/27/12                                                 8,000,000        7,856,248
                                                                                       --------------
    RETAIL STORE (0.4%)
    Dollarama Group, L.P.
       Replacement Term Loan B
       7.108%, due 11/18/11                                                4,895,587        4,809,914
                                                                                       --------------
    TELECOMMUNICATIONS (0.4%)
    Intelsat Subsidiary Holding Co.
       Tranche B Term Loan
       7.36%, due 7/3/13                                                   4,873,287        4,711,860
                                                                                       --------------
    Total Foreign Floating Rate Loans
       (Cost $42,610,987)                                                                  41,354,886
                                                                                       --------------
    Total Long-Term Investments
       (Cost $1,058,842,008)                                                            1,017,097,701
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (6.6%)
    COMMERCIAL PAPER (5.1%)
    Bank of Nova Scotia
       5.26%, due 8/10/07                                                 10,000,000        9,986,850

    Illinois Tool Works
       5.21%, due 8/21/07                                                  7,000,000        6,979,740
    International Lease Finance Corp.
       5.24%, due 8/3/07                                                  10,000,000        9,997,089
    Merck & Co., Inc.
       5.22%, due 8/16/07                                                  5,000,000        4,989,125
    National City Credit Corp.
       5.205%, due 8/6/07                                                 15,000,000       14,989,156
    Target Corp.
       5.23%, due 8/13/07                                                 10,000,000        9,982,567
                                                                                       --------------
    Total Commercial Paper
       (Cost $56,924,527)                                                                  56,924,527
                                                                                       --------------
    FEDERAL AGENCY (0.9%)
    Federal National Mortgage Association
       (Discount Note)
       5.16%, due 8/22/07                                                 10,000,000        9,969,900
                                                                                       --------------
    Total Federal Agency
       (Cost $9,969,900)                                                                    9,969,900
                                                                                       --------------
    REPURCHASE AGREEMENT (0.6%)
    Wachovia Capital Markets LLC
       5.29%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $6,336,931
       (Collateralized by various
       Federal Agencies, with rates between
       0.00%-5.40% and maturity dates between
       2/1/08-12/23/11, with a Principal amount
       of $6,430,000 and a Market Value of
       $6,462,958)                                                         6,336,000        6,336,000
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $6,336,000)                                                                    6,336,000
                                                                                       --------------
    Total Short-Term Investments
       (Cost $73,230,427)                                                                  73,230,427
                                                                                       --------------
    Total Investments
       (Cost $1,132,072,435)                        (e)                         97.8%   1,090,328,128(f)
    Cash and Other Assets,
       Less Liabilities                                                          2.2       24,880,278
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $1,115,208,406
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(b) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c) This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(d) Illiquid security. The total market value of these securities at July 31, 2007 is $7,501,356, which represents 0.7% of the Fund's net assets.

(e) The cost stated also represents the aggregate cost for federal tax purposes.

(f) At July 31, 2007 net unrealized depreciation was $41,744,307, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $130,179 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $41,874,486.

MAINSTAY GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (99.9%)         +
    EQUITY FUNDS (99.9%)
    MainStay Capital Appreciation Fund Class I      (a)                           26   $          946
    MainStay Common Stock Fund Class I              (a)                    2,456,557       37,536,193
    MainStay Growth Equity Fund Class I             (a)                      434,305        5,176,918
    MainStay ICAP Equity Fund Class I                                        111,577        5,187,207
    MainStay ICAP International Fund Class I                                 447,829       18,813,289
    MainStay ICAP Select Equity Fund Class I                                 386,127       16,935,540
    MainStay International Equity Fund Class I                               820,981       14,071,611
    MainStay Large Cap Growth Fund Class I          (a)(b)                 6,328,849       41,643,829
    MainStay S&P 500 Index Fund Class I                                      359,654       12,159,890
    MainStay Small Cap Opportunity Fund Class I                               64,581        1,256,101
    MainStay Value Fund Class I                     (a)                      457,223       10,182,351
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $151,321,126)                          (c)                         99.9%     162,963,875(d)
    Cash and Other Assets,
       Less Liabilities                                                          0.1          211,359
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  163,175,234
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.

(b)  Non-income producing Underlying Fund.

(c)  The cost for federal income tax purposes is $151,335,911.

(d) At July 31, 2007 net unrealized appreciation was $11,627,964 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,755,467 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $127,503.

MAINSTAY GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (94.9%)                           +
    AEROSPACE & DEFENSE (5.0%)
&   Boeing Co. (The)                                                          13,498   $    1,396,098
    Honeywell International, Inc.                                             12,541          721,233
    Raytheon Co.                                                              10,976          607,631
                                                                                       --------------
                                                                                            2,724,962
                                                                                       --------------
    BEVERAGES (4.9%)
&   Coca-Cola Co. (The)                             (a)                       24,998        1,302,646
&   PepsiCo, Inc.                                                             21,147        1,387,666
                                                                                       --------------
                                                                                            2,690,312
                                                                                       --------------
    BIOTECHNOLOGY (2.0%)
    Gilead Sciences, Inc.                           (b)                       29,462        1,096,870
                                                                                       --------------
    CAPITAL MARKETS (3.4%)
    Ameriprise Financial, Inc.                                                 6,355          383,016
    Goldman Sachs Group, Inc. (The)                                            3,536          665,970
    State Street Corp.                                                        12,285          823,464
                                                                                       --------------
                                                                                            1,872,450
                                                                                       --------------
    CHEMICALS (3.4%)
    Monsanto Co.                                                              18,010        1,160,745
    Sigma-Aldrich Corp.                                                       15,053          682,202
                                                                                       --------------
                                                                                            1,842,947
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (6.7%)
&   Cisco Systems, Inc.                             (b)                       64,628        1,868,395
    F5 Networks, Inc.                               (b)                        7,306          633,357
    QUALCOMM, Inc.                                                            28,505        1,187,233
                                                                                       --------------
                                                                                            3,688,985
                                                                                       --------------
    COMPUTERS & PERIPHERALS (9.4%)
&   Apple, Inc.                                     (a) (b)                   10,802        1,423,272
    EMC Corp.                                       (b)                       41,513          768,406
&   Hewlett-Packard Co.                                                       29,431        1,354,709
&   International Business Machines Corp.                                     14,473        1,601,437
                                                                                       --------------
                                                                                            5,147,824
                                                                                       --------------
    CONSTRUCTION & ENGINEERING (1.0%)
    Jacobs Engineering Group, Inc.                  (b)                        8,625          531,559
                                                                                       --------------
    CONSUMER FINANCE (1.7%)
    American Express Co.                                                      16,131          944,309
                                                                                       --------------
    DIVERSIFIED CONSUMER SERVICES (1.4%)
    ITT Educational Services, Inc.                  (b)                        7,347          776,284
                                                                                       --------------

    DIVERSIFIED FINANCIAL SERVICES (3.8%)
    CME Group, Inc.                                 (a)                        1,123          620,458
    Moody's Corp.                                   (a)                       10,658          573,400
    Powershares QQQ                                                           18,550          880,569
                                                                                       --------------
                                                                                            2,074,427
                                                                                       --------------
    ELECTRICAL EQUIPMENT (1.3%)
    Emerson Electric Co.                                                      14,679          690,941
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Agilent Technologies, Inc.                      (b)                       15,302          583,771
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (4.3%)
    ENSCO International, Inc.                       (a)                       11,615          709,328
    Halliburton Co.                                                           20,713          746,082
    National Oilwell Varco, Inc.                    (a) (b)                    7,625          915,839
                                                                                       --------------
                                                                                            2,371,249
                                                                                       --------------
    FOOD & STAPLES RETAILING (3.2%)
    Costco Wholesale Corp.                                                    13,000          777,400
    CVS Caremark Corp.                              (a)                       27,170          956,112
                                                                                       --------------
                                                                                            1,733,512
                                                                                       --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
    Baxter International, Inc.                                                17,770          934,702
    DENTSPLY International, Inc.                                              20,392          744,104
                                                                                       --------------
                                                                                            1,678,806
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (3.4%)
    Aetna, Inc.                                                               15,342          737,490
    Medco Health Solutions, Inc.                    (b)                       14,168        1,151,433
                                                                                       --------------
                                                                                            1,888,923
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (0.9%)
    Wyndham Worldwide Corp.                         (b)                       15,205          511,648
                                                                                       --------------
    INDUSTRIAL CONGLOMERATES (1.5%)
    Textron, Inc.                                                              7,362          831,096
                                                                                       --------------
    INTERNET & CATALOG RETAIL (1.7%)
    Amazon.com, Inc.                                (b)                       12,137          953,240
                                                                                       --------------
    INTERNET SOFTWARE & SERVICES (2.6%)
    eBay, Inc.                                      (b)                       25,445          824,418
    VeriSign, Inc.                                  (a) (b)                   21,112          626,815
                                                                                       --------------
                                                                                            1,451,233
                                                                                       --------------
    IT SERVICES (2.8%)
    Accenture, Ltd. Class A                                                   19,678          829,034
    Mastercard, Inc. Class A                        (a)                        4,589          737,911
                                                                                       --------------
                                                                                            1,566,945
                                                                                       --------------
    LIFE SCIENCES TOOLS & SERVICES (1.7%)
    Thermo Fisher Scientific, Inc.                  (b)                       17,887          933,880
                                                                                       --------------
    MACHINERY (0.8%)
    Parker Hannifin Corp.                                                      4,475          441,593
                                                                                       --------------

    METALS & MINING (2.6%)
    Allegheny Technologies, Inc.                    (a)                        5,086          533,674
    Southern Copper Corp.                           (a)                        7,960          897,172
                                                                                       --------------
                                                                                            1,430,846
                                                                                       --------------
    MULTILINE RETAIL (2.9%)
    Dollar Tree Stores, Inc.                        (b)                       20,773          794,775
    Target Corp.                                    (a)                       12,973          785,775
                                                                                       --------------
                                                                                            1,580,550
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (1.5%)
    Ultra Petroleum Corp.                           (b)                        6,443          356,233
    Valero Energy Corp.                                                        6,649          445,549
                                                                                       --------------
                                                                                              801,782
                                                                                       --------------
    PHARMACEUTICALS (4.4%)
&   Bristol-Myers Squibb Co.                                                  43,731        1,242,398
    Schering-Plough Corp.                                                     41,994        1,198,509
                                                                                       --------------
                                                                                            2,440,907
                                                                                       --------------
    ROAD & RAIL (1.3%)
    Norfolk Southern Corp.                                                    13,123          705,755
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.7%)
    Altera Corp.                                                              34,315          796,108
    Applied Materials, Inc.                                                   52,602        1,159,348
&   Intel Corp.                                                               71,972        1,699,979
                                                                                       --------------
                                                                                            3,655,435
                                                                                       --------------
    SOFTWARE (1.9%)
    Microsoft Corp.                                                           36,418        1,055,758
                                                                                       --------------
    TEXTILES, APPAREL & LUXURY GOODS (1.1%)
    Coach, Inc.                                     (b)                       13,032          592,435
                                                                                       --------------
    WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    China Mobile, Ltd., Sponsored ADR               (c)                        6,946          398,631
    Sprint Nextel Corp.                                                       19,264          395,490
                                                                                       --------------
                                                                                              794,121
                                                                                       --------------
    Total Common Stocks
       (Cost $49,145,148)                                                                  52,085,355
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (3.3%)
&   iShares Russell 1000 Growth Index Fund          (d)                       31,363        1,826,267
                                                                                       --------------
    Total Investment Company
       (Cost $1,839,094)                                                                    1,826,267
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (14.7%)
    COMMERCIAL PAPER (2.0%)
    Charta LLC
       5.303%, due 8/30/07                          (e)                  $   145,567          145,567

    Den Danske Bank
       5.285%, due 8/6/07                           (e)                      302,254          302,254
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (e)                      317,079          317,079
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (e)                      317,079          317,079
                                                                                       --------------
    Total Commercial Paper
       (Cost $1,081,979)                                                                    1,081,979
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (1.7%)
    BGI Institutional Money Market Fund             (e)                      943,351          943,351
                                                                                       --------------
    Total Investment Company
       (Cost $943,351)                                                                        943,351
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.9%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $507,404
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $544,074 and a
       Market Value of $528,290)                    (e)                  $   507,326          507,326
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $507,326)                                                                        507,326
                                                                                       --------------
    TIME DEPOSITS (10.1%)
    Abbey National PLC
       5.27%, due 8/3/07                            (e)                      792,698          792,698
    Bank of America Corp.
       5.29%, due 8/16/07                           (e) (f)                  475,619          475,619
    Barclays
       5.31%, due 8/20/07                           (e)                      317,079          317,079
    BNP Paribas
       5.28%, due 8/1/07                            (e)                      317,079          317,079
    Calyon
       5.30%, due 8/13/07                           (e)                      317,079          317,079
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (e)                      317,079          317,079
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (e)                      332,933          332,933
    Rabobank Nederland
       5.29%, due 8/24/07                           (e)                      317,079          317,079
    Royal Bank of Canada
       5.285%, due 8/3/07                           (e)                      792,697          792,697
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (e)                      634,158          634,158
    Swedbank AB
       5.31%, due 10/1/07                           (e)                      317,079          317,079
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (e)                      317,079          317,079
    UBS AG
       5.285%, due 8/16/07                          (e)                      158,539          158,539
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (e)                      158,539          158,539
                                                                                       --------------
    Total Time Deposits
       (Cost $5,564,736)                                                                    5,564,736
                                                                                       --------------

    Total Short-Term Investments
       (Cost $8,097,392)                                                                    8,097,392
                                                                                       --------------
    Total Investments
       (Cost $59,081,634)                           (g)                        112.9%      62,009,014(h)
    Liabilities in Excess of
       Cash and Other Assets                                                   (12.9)      (7,083,008)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $   54,926,006
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(g)  The cost for federal income tax purposes is $59,089,295.

(h) At July 31, 2007 net unrealized appreciation was $2,919,719, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,356,787 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $437,068.

MAINSTAY INCOME MANAGER FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                                           PRICIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    LONG-TERM BONDS (41.1%)                         +
    ASSET-BACKED SECURITIES (4.0%)
    AIRLINES (0.0%)                                 ++
    Continental Airlines, Inc.
       Series 1992-2, Class A1
       7.256%, due 3/15/20                                               $    31,708   $       32,818
                                                                                       --------------
    AUTOMOBILE (0.1%)
    Drive Auto Receivables Trust
       Series 2005-3, Class A4
       5.09%, due 6/17/13                           (a)                      500,000          497,867
                                                                                       --------------
    CREDIT CARDS (0.2%)
    Chase Issuance Trust
       Series 2005, Class A-10
       4.65%, due 12/17/12                                                   750,000          740,256
                                                                                       --------------
    HOME EQUITY (3.7%)
    Ameriquest Mortgage Securities, Inc.
       Series 2003-8, Class AF5
       4.64%, due 10/25/33                                                   500,000          494,547
    Chase Funding Mortgage Loan Asset-Backed Certificates
       Series 2002-2, Class 1A5
       5.833%, due 4/25/32                                                   409,152          404,722
    Citicorp Residential Mortgage Securities, Inc.
       Series 2006-2, Class A2
       5.557%, due 9/25/36                                                   540,000          538,655
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                                   500,000          498,883
    Citifinancial Mortgage Securities, Inc.
       Series 2003-3, Class AF5
       4.553%, due 8/25/33                                                   600,000          580,063
    Citigroup Mortgage Loan Trust, Inc.
       Series 2006-WF2, Class A2C
       5.852%, due 5/25/36                                                   500,000          501,477
    Countrywide Asset-Backed Certificates
       Series 2006-S8, Class A3
       5.555%, due 4/25/36                          (b)                      500,000          494,434
       Series 2003-5, Class AF5
       5.739%, due 2/25/34                                                   612,813          604,391
       Series 2006-S5, Class A3
       5.762%, due 6/25/35                                                   500,000          498,352
       Series 2007-S1, Class A3
       5.81%, due 11/25/36                          (b)                      500,000          498,867
    Credit-Based Asset Servicing and Securitization LLC
       Series 2007-CB2, Class A2C
       5.623%, due 2/25/37                                                   500,000          496,306
       Series 2007-CB4, Class A2B
       5.723%, due 4/25/37                                                   200,000          198,729

    Equity One ABS, Inc.
       Series 2003-4, Class AF6
       4.833%, due 10/25/34                                                  500,000          492,289
       Series 2003-3, Class AF4
       4.995%, due 12/25/33                                                  492,623          487,618
    GMAC Mortgage Corp. Loan Trust
       Series 2006-HE2, Class A3
       6.32%, due 5/25/36                                                    500,000          503,423
    GSAA Home Equity Trust
       Series 2006-6, Class AF2
       5.687%, due 3/25/36                          (b)                      500,000          497,274
       Series 2007-2, Class AF2
       5.76%, due 3/25/37                           (b)                      500,000          496,767
       Series 2006-13, Class AF3
       6.04%, due 7/25/36                           (b)                      500,000          502,150
    JPMorgan Mortgage Acquisition Corp.
       Series 2007-CH1, Class AF3
       5.532%, due 11/25/36                                                  500,000          495,851
       Series 2007-CH2, Class AF3
       5.552%, due 1/25/37                                                   500,000          495,708
       Series 2006-WF1, Class A6
       6.00%, due 7/25/36                                                    500,000          493,762
    Marriott Vacation Club Owner Trust
       Series 2006-1A, Class A
       5.737%, due 4/20/28                          (a)                      157,463          158,375
    Morgan Stanley Mortgage Loan Trust
       Series 2006-17XS, Class A3A
       5.651%, due 10/25/46                                                  500,000          494,998
       Series 2007-3XS, Class 2A2
       5.704%, due 1/25/47                                                   500,000          495,815
    Option One Mortgage Loan Trust
       Series 2007-FXD1, Class 3A3
       5.611%, due 1/25/37                          (b)                      570,000          566,760
    Residential Asset Mortgage Products, Inc.
       Series 2003-RZ5, Class A7
       4.97%, due 9/25/33                                                    490,243          482,065
       Series 2003-RS7, Class AI6
       5.34%, due 8/25/33                                                    472,200          462,819
    Residential Asset Securities Corp.
       Series 2003-KS9, Class AI6
       4.71%, due 11/25/33                                                    91,580           89,259
       Series 2002-KS2, Class AI6
       6.228%, due 4/25/32                                                   451,669          454,499
    Residential Funding Mortgage Securities II, Inc.
       Series 2007-HSA3, Class 1A3
       6.03%, due 5/25/37                                                    750,000          750,776
    Saxon Asset Securities Trust
       Series 2003-1, Class AF5
       4.955%, due 6/25/33                                                    96,707           92,111
    Terwin Mortgage Trust
       Series 2005-14HE, Class AF2
       4.849%, due 8/25/36                                                   500,000          494,443
                                                                                       --------------
                                                                                           14,816,188
                                                                                       --------------
    Total Asset-Backed Securities
       (Cost $16,172,654)                                                                  16,087,129
                                                                                       --------------

                                                                           PRICIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (4.9%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-6, Class A4
       5.181%, due 9/10/47                          (b)                    1,000,000          962,174
       Series 2006-6, Class A2
       5.309%, due 10/10/45                                                  500,000          494,570
       Series 2006-4, Class A3A
       5.60%, due 7/10/46                                                    250,000          247,886
       Series 2006-4, Class A4
       5.634%, due 7/10/46                                                   500,000          490,019
       Series 2006-2, Class AAB
       5.722%, due 5/10/45                          (b)                      500,000          500,788
       Series 2006-2, Class A4
       5.74%, due 5/10/45                           (b)                      730,000          725,133
    Banc of America Funding Corp.
       Series 2006-7, Class T2A3
       5.695%, due 10/25/36                                                  500,000          498,556
    Bear Stearns Adjustable Rate Mortgage Trust
       Series 2005-8, Class A4
       5.095%, due 8/25/35                          (a) (b)                  500,000          480,123
    Bear Stearns Commercial Mortgage Securities
       Series 2006-PW12, Class AAB
       5.686%, due 9/11/38                          (b)                      250,000          249,517
    Citigroup/Deutsche Bank Commercial Mortgage
       Trust
       Series 2005-CD1, Class AM
       5.225%, due 7/15/44                          (b)                    1,000,000          960,333
    Commercial Mortgage Pass-Through Certificates
       Series 2006-C8, Class AAB
       5.291%, due 12/10/46                                                  500,000          485,568
       Series 2006-C8, Class A4
       5.306%, due 12/10/46                                                  500,000          477,632
    CW Capital Cobalt, Ltd.
       Series 2006-C1, Class A4
       5.223%, due 8/15/48                                                   500,000          473,832
    First Horizon Alternative Mortgage Securities
       Series 2006-AA6, Class 1A1
       5.628%, due 10/25/36                         (b)                      608,128          609,759
    JPMorgan Chase Commercial Mortgage Securities Corp.
       Series 2004-C3, Class A5
       4.878%, due 1/15/42                                                   510,000          482,366
       Series 2006-LDP8, Class A4
       5.399%, due 5/15/45                                                   500,000          481,287
       Series 2006-CB17, Class A4
       5.429%, due 12/12/43                                                  500,000          481,965
       Series 2006-CB16, Class A3B
       5.579%, due 5/12/45                                                   500,000          493,834
       Series 2006-CB15, Class A4
       5.814%, due 6/12/43                          (b)                      500,000          496,556
    JPMorgan Mortgage Trust
       Series 2006-A4, Class 1A1
       5.833%, due 6/25/36                          (b)                    1,080,744        1,090,881
    LB-UBS Commercial Mortgage Trust
       Series 2006-C7, Class A3
       5.347%, due 11/15/38                                                  500,000          479,375
       Series 2006-C4, Class AAB

       5.862%, due 6/15/32                          (b)                      300,000          302,547
    Merrill Lynch Mortgage Trust
       Series 2005-LC1, Class A4
       5.291%, due 1/12/44                          (b)                      500,000          481,159
    Morgan Stanley Capital I
       Series 2006-IQ12, Class A4
       5.332%, due 12/15/43                                                  500,000          478,388
       Series 2006-HQ9, Class AM
       5.773%, due 7/12/44                          (b)                      500,000          492,709
    Structured Adjustable Rate Mortgage Loan Trust
       Series 2006-8, Class 4A3
       5.735%, due 9/25/36                          (b)                      500,000          493,054
       Series 2005-22, Class 5A2
       6.002%, due 12/25/35                         (b)                      750,370          746,970
       Series 2006-5, Class 1A1
       6.082%, due 6/25/36                          (b)                      756,776          768,229
    TBW Mortgage-Backed Pass-Through Certificates
       Series 2006-6, Class A2B
       5.66%, due 1/25/37                                                    500,000          496,288
    Wachovia Bank Commercial Mortgage Trust
       Series 2005-C18, Class A4
       4.935%, due 4/15/42                                                 1,000,000          944,356
       Series 2006-C29, Class AM
       5.339%, due 11/15/48                                                  500,000          476,661
    Washington Mutual Mortgage Pass-Through Certificates
       Series 2006-AR12, Class 2A1
       5.75%, due 10/25/36                                                 1,521,276        1,519,896
    Wells Fargo Mortgage Backed Securities Trust
       Series 2007-AR3, Class A2
       5.743%, due 4/25/37                          (b)                    1,000,000          975,781
                                                                                       --------------
    Total Commercial Mortgage Loans
       (Cost $20,302,622)                                                                  19,838,192
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    CORPORATE BONDS (9.9%)
    ADVERTISING (0.1%)
    R.H. Donnelley Corp.
       8.875%, due 1/15/16                                                   250,000          243,125
                                                                                       --------------
    AEROSPACE & DEFENSE (0.2%)
    DRS Technologies, Inc.
       6.875%, due 11/1/13                                                   200,000          192,000
    Lockheed Martin Corp.
       7.65%, due 5/1/16                                                     100,000          113,730
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                                   100,000          105,184
    Raytheon Co.
       6.40%, due 12/15/18                                                    50,000           51,772
       6.75%, due 8/15/07                                                     58,000           58,022
    TransDigm, Inc.
       7.75%, due 7/15/14                                                    100,000           98,000
                                                                                       --------------
                                                                                              618,708
                                                                                       --------------
    AUTO MANUFACTURERS (0.0%)                       ++
    General Motors Corp.
       8.375%, due 7/15/33                          (c)                      185,000          152,162
                                                                                       --------------

    BANKS (0.5%)
    Bank of America Corp.
       5.75%, due 8/15/16                                                    125,000          123,474
       5.875%, due 2/15/09                                                   250,000          252,377
    Bank One Corp.
       Series A
       6.00%, due 2/17/09                                                    250,000          252,291
    Deutsche Bank Financial, Inc.
       7.50%, due 4/25/09                                                    100,000          103,929
    Key Bank N.A.
       5.80%, due 7/1/14                                                     175,000          174,949
    Mercantile-Safe Deposit & Trust Co.
       5.70%, due 11/15/11                                                   100,000          100,814
    National City Bank
       4.625%, due 5/1/13                                                    250,000          238,143
    PNC Bank N.A.
       5.25%, due 1/15/17                                                     75,000           71,272
    Popular North America, Inc.
       5.65%, due 4/15/09                                                    375,000          374,515
    SunTrust Banks, Inc.
       5.45%, due 12/1/17                                                     50,000           47,862
    Wells Fargo Bank N.A.
       6.45%, due 2/1/11                                                     250,000          258,820
                                                                                       --------------
                                                                                            1,998,446
                                                                                       --------------
    BEVERAGES (0.1%)
    Anheuser-Busch Cos., Inc.
       5.75%, due 4/1/10                                                     100,000          101,633
    Coca-Cola Enterprises, Inc.
       7.00%, due 5/15/98                                                    100,000          104,921
    Cott Beverages USA, Inc.
       8.00%, due 12/15/11                                                   200,000          194,000
                                                                                       --------------
                                                                                              400,554
                                                                                       --------------
    BUILDING MATERIALS (0.2%)
    Masco Corp.
       5.75%, due 10/15/08                                                   200,000          199,900
    Nortek, Inc.
       8.50%, due 9/1/14                                                     250,000          215,000
    NTK Holdings, Inc.
       (zero coupon), due 3/1/14                    (c)                      100,000           61,000
    U.S. Concrete, Inc.
       8.375%, due 4/1/14                                                    200,000          192,000
                                                                                       --------------
                                                                                              667,900
                                                                                       --------------
    CHEMICALS (0.1%)
    Dow Chemical Co. (The)
       8.55%, due 10/15/09                                                   100,000          106,256
    MacDermid, Inc.
       9.50%, due 4/15/17                           (a)                      150,000          136,500
    Mosaic Global Holdings, Inc.
       7.625%, due 12/1/16                          (a) (c)                  250,000          251,250
                                                                                       --------------
                                                                                              494,006
                                                                                       --------------
    COMMERCIAL SERVICES (0.3%)
    Aramark Corp.
       8.50%, due 2/1/15                            (a)                      250,000          235,625
    Hertz Corp. (The)
       8.875%, due 1/1/14                                                    200,000          200,000

    Iron Mountain, Inc.
       8.75%, due 7/15/18                           (c)                      150,000          148,125
    McKesson Corp.
       5.25%, due 3/1/13                                                     125,000          121,656
    United Rentals, Inc.
       7.75%, due 11/15/13                                                   300,000          308,250
    Viant Holdings, Inc.
       10.125%, due 7/15/17                                                  147,000          138,180
                                                                                       --------------
                                                                                            1,151,836
                                                                                       --------------
    COMPUTERS (0.1%)
    Activant Solutions, Inc.
       9.50%, due 5/1/16                                                     250,000          225,000
    SunGard Data Systems, Inc.
       9.125%, due 8/15/13                                                   200,000          201,000
                                                                                       --------------
                                                                                              426,000
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (1.4%)
    American Real Estate Partners, L.P./American
       Real Estate Finance Corp.
       7.125%, due 2/15/13                                                   200,000          188,000
    Ameriprise Financial, Inc.
       5.35%, due 11/15/10                                                    50,000           49,905
    Capital One Bank
       5.125%, due 2/15/14                                                   100,000           95,599
    Caterpillar Financial Services Corp.
       4.30%, due 6/1/10                                                      50,000           48,925
    CIT Group, Inc.
       5.65%, due 2/13/17                                                    300,000          281,004
    Citigroup, Inc.
       5.875%, due 2/22/33                                                   250,000          235,374
    Ford Motor Credit Co.
       7.45%, due 7/16/31                           (c)                       35,000           26,950
       9.875%, due 8/10/11                                                   250,000          253,158
    General Motors Acceptance Corp.
       6.875%, due 9/15/11                                                   200,000          185,980
    Goldman Sachs Group, Inc. (The)
       5.35%, due 1/15/16                                                    150,000          142,004
       5.70%, due 9/1/12                                                     150,000          149,153
    HSBC Finance Corp.
       4.75%, due 7/15/13                                                  1,000,000          941,496
    Idearc, Inc.
       8.00%, due 11/15/16                                                   150,000          142,125
    JPMorgan Chase & Co.
       5.15%, due 10/1/15                                                    100,000           94,139
       5.75%, due 1/2/13                                                     250,000          251,369
       5.875%, due 6/13/16                                                   100,000          100,162
    Lehman Brothers Holdings, Inc.
       5.75%, due 7/18/11                                                    125,000          125,644
       6.875%, due 7/17/37                                                   125,000          121,079
    MBNA Corp.
       6.125%, due 3/1/13                                                    100,000          102,303
    Morgan Stanley
       Series E
       5.45%, due 1/9/17                                                     350,000          332,641
       6.60%, due 4/1/12                                                     125,000          129,843
       6.75%, due 10/15/13                                                   125,000          131,315
    Morgan Stanley Capital I
       Series 2007-IQ14, Class AAB
       5.654%, due 4/15/49                                                   500,000          492,756

    National Rural Utilities Cooperative
       Finance Corp.
       5.75%, due 8/28/09                                                    250,000          251,620
    Pinnacle Foods Finance LLC/Pinnacle Foods
       Finance Corp.
       9.25%, due 4/1/15                            (a)                      200,000          182,000
    Pricoa Global Funding I
       4.625%, due 6/25/12                          (a)                      200,000          191,832
    Rainbow National Services LLC
       10.375%, due 9/1/14                          (a)                      200,000          218,000
    Residential Capital LLC
       6.50%, due 6/1/12                                                     175,000          158,750
    Snoqualmie Entertainment Authority
       9.125%, due 2/1/15                           (a)                      100,000           99,000
    Textron Financial Corp.
       4.125%, due 3/3/08                                                     25,000           24,834
    Toyota Motor Credit Corp.
       4.25%, due 3/15/10                                                     50,000           49,269
                                                                                       --------------
                                                                                            5,796,229
                                                                                       --------------
    ELECTRIC (1.7%)
    Alabama Power Co.
       5.55%, due 2/1/17                                                      50,000           49,369
    American Electric Power Co., Inc.
       Series C
       5.375%, due 3/15/10                                                   100,000           99,943
    Arizona Public Service Co.
       5.50%, due 9/1/35                                                     325,000          280,447
    Commonwealth Edison Co.
       5.95%, due 8/15/16                                                    150,000          148,410
    Consolidated Edison Co. of New York, Inc.
       3.85%, due 6/15/13                                                  1,000,000          918,068
    Consumers Energy Co.
       Series C
       4.25%, due 4/15/08                                                    125,000          123,922
       Series B
       5.375%, due 4/15/13                                                   100,000           98,896
    Dominion Resources, Inc.
       Series D
       5.125%, due 12/15/09                                                1,250,000        1,243,386
       Series B
       6.25%, due 6/30/12                                                     60,000           61,387
    DTE Energy Co.
       Series A
       6.65%, due 4/15/09                                                    100,000          101,892
    Duke Energy Corp.
       6.25%, due 1/15/12                                                    125,000          128,394
    Entergy Mississippi, Inc.
       5.15%, due 2/1/13                                                     250,000          241,685
    FirstEnergy Corp.
       Series B
       6.45%, due 11/15/11                                                   125,000          128,974
    FPL Energy
       6.65%, due 6/15/67                                                    370,000          362,798
    IES Utilities, Inc.
       Series B
       6.75%, due 3/15/11                                                    100,000          104,367
    Nevada Power Co.
       6.50%, due 4/15/12                                                    900,000          916,177
    Niagara Mohawk Power Corp.
       7.75%, due 10/1/08                                                    100,000          102,585

    Northern States Power Co.
       6.875%, due 8/1/09                                                    100,000          102,653
    NRG Energy, Inc.
       7.375%, due 2/1/16                                                    250,000          241,250
    Pacific Gas & Electric Co.
       4.80%, due 3/1/14                                                     100,000           94,466
       5.80%, due 3/1/37                                                     300,000          280,887
    Pepco Holdings, Inc.
       6.45%, due 8/15/12                                                    400,000          411,164
       7.45%, due 8/15/32                                                     50,000           55,000
    Progress Energy, Inc.
       5.625%, due 1/15/16                                                    50,000           48,853
       6.85%, due 4/15/12                                                     25,000           26,218
       7.10%, due 3/1/11                                                      47,000           49,406
    PSE&G Power LLC
       7.75%, due 4/15/11                                                    100,000          107,111
    San Diego Gas & Electric Co.
       5.35%, due 5/15/35                                                     50,000           45,464
    Southern California Edison Co.
       6.65%, due 4/1/29                                                     100,000          104,994
    Union Electric Co.
       5.40%, due 2/1/16                                                      50,000           47,949
                                                                                       --------------
                                                                                            6,726,115
                                                                                       --------------
    ENGINEERING & CONSTRUCTION (0.1%)
    Esco Corp.
       8.625%, due 12/15/13                         (a)                      250,000          245,000
                                                                                       --------------
    ENTERTAINMENT (0.3%)
    Isle of Capri Casinos, Inc.
       7.00%, due 3/1/14                                                     150,000          135,187
    Marquee, Inc.
       Series B
       8.625%, due 8/15/12                                                   300,000          306,750
    Pokagon Gaming Authority
       10.375%, due 6/15/14                         (a)                       40,000           42,800
    Six Flags Inc.
       8.875%, due 2/1/10                                                    200,000          176,500
    Tunica-Biloxi Gaming Authority
       9.00%, due 11/15/15                          (a)                      250,000          250,000
    Warner Music Group
       7.375%, due 4/15/14                                                   100,000           89,500
    WMG Holdings Corp.
       (zero coupon), due 12/15/14
       9.50%, beginning 12/15/09                                             100,000           73,000
                                                                                       --------------
                                                                                            1,073,737
                                                                                       --------------
    ENVIRONMENTAL CONTROL (0.1%)
    Allied Waste North America
       7.875%, due 4/15/13                                                   150,000          148,500
    Republic Services, Inc.
       6.75%, due 8/15/11                                                     25,000           26,089
    Waste Services, Inc.
       9.50%, due 4/15/14                                                    150,000          152,250
                                                                                       --------------
                                                                                              326,839
                                                                                       --------------
    FOOD (0.4%)
    Del Monte Corp.
       6.75%, due 2/15/15                                                    150,000          135,750

    General Mills, Inc.
       5.70%, due 2/15/17                                                    400,000          393,646
    H.J. Heinz Finance Co.
       6.75%, due 3/15/32                                                    500,000          488,236
    Kellogg Co.
       Series B
       7.45%, due 4/1/31                                                     100,000          112,963
    Kroger Co. (The)
       4.95%, due 1/15/15                                                    100,000           93,011
    Pepsi Bottling Holdings, Inc.
       5.625%, due 2/17/09                          (a)                      100,000          100,535
    Safeway, Inc.
       6.50%, due 3/1/11                                                     100,000          102,815
    Unilever Capital Corp.
       7.125%, due 11/1/10                                                   100,000          105,375
                                                                                       --------------
                                                                                            1,532,331
                                                                                       --------------
    FOREST PRODUCTS & PAPER (0.1%)
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                           (a)                      200,000          184,000
    Weyerhaeuser Co.
       6.75%, due 3/15/12                                                    100,000          102,537
                                                                                       --------------
                                                                                              286,537
                                                                                       --------------
    GAS (0.0%)                                      ++
    Atmos Energy Corp.
       4.00%, due 10/15/09                                                    50,000          48,550
                                                                                       --------------
    HEALTH CARE-SERVICES (0.1%)
    Aetna, Inc.
       7.875%, due 3/1/11                                                     50,000           53,971
    HCA, Inc.
       9.25%, due 11/15/16                          (a)                      200,000          198,500
    Quest Diagnostics, Inc.
       5.125%, due 11/1/10                                                    25,000           24,581
                                                                                       --------------
                                                                                              277,052
                                                                                       --------------
    HOME BUILDERS (0.1%)
    Centex Corp.
       4.875%, due 8/15/08                                                   100,000           98,057
    Lennar Corp.
       Series B
       5.125%, due 10/1/10                                                   100,000           96,405
    Meritage Homes Corp.
       6.25%, due 3/15/15                                                    300,000          237,000
                                                                                       --------------
                                                                                              431,462
                                                                                       --------------
    HOME FURNISHINGS (0.0%)                         ++
    ALH Finance LLC/ALH Finance Corp.
       8.50%, due 1/15/13                                                    200,000          191,000
                                                                                       --------------
    HOUSEHOLD PRODUCTS & WARES (0.0%)               ++
    American Greetings Corp.
       7.375%, due 6/1/16                                                    150,000          141,750
                                                                                       --------------
    INSURANCE (0.3%)
    Allstate Corp. (The)
       7.20%, due 12/1/09                                                    100,000          104,271
    American International Group, Inc.

       4.70%, due 10/1/10                                                    100,000           98,695
    ASIF Global Financing XVIII
       3.85%, due 11/26/07                          (a)                       50,000           49,756
    Berkshire Hathaway Finance Corp.
       4.625%, due 10/15/13                                                  100,000           95,718
    CIGNA Corp.
       7.00%, due 1/15/11                                                    100,000          104,718
    Everest Reinsurance Holdings, Inc.
       8.75%, due 3/15/10                                                    500,000          536,399
    Nationwide Financial Services, Inc.
       5.10%, due 10/1/15                                                     25,000           23,996
    Principal Financial Group, Inc.
       6.05%, due 10/15/36                                                   300,000          290,785
    Principal Life Income Funding Trust
       5.20%, due 11/15/10                                                    25,000           25,219
                                                                                       --------------
                                                                                            1,329,557
                                                                                       --------------
    LEISURE TIME (0.0%)                             ++
    Leslie's Poolmart, Inc.
       7.75%, due 2/1/13                                                     200,000          195,000
                                                                                       --------------
    LODGING (0.0%)                                  ++
    Harrah's Operating Co., Inc.
       5.625%, due 6/1/15                                                     50,000           36,250
    Station Casinos, Inc.
       7.75%, due 8/15/16                                                    150,000          140,625
                                                                                       --------------
                                                                                              176,875
                                                                                       --------------
    MACHINERY - CONSTRUCTION & MINING (0.0%)        ++
    Caterpillar, Inc.
       7.25%, due 9/15/09                                                    100,000          103,894
                                                                                       --------------
    MEDIA (0.8%)
    Belo Corp.
       8.00%, due 11/1/08                                                    750,000          768,683
    CBD Media Holdings/CBD Holdings Finance, Inc.
       9.25%, due 7/15/12                                                    150,000          151,500
    Charter Communications Operating LLC
       8.00%, due 4/30/12                           (a)                      200,000          195,000
    Clear Channel Communications, Inc.
       4.625%, due 1/15/08                                                   600,000          593,188
    Comcast Cable Communications Holdings, Inc.
       8.375%, due 3/15/13                                                   150,000          167,334
    Comcast Corp.
       6.45%, due 3/15/37                                                    400,000          380,460
       6.50%, due 1/15/15                                                    100,000          101,502
    Mediacom Broadband Corp. LLC
       8.50%, due 10/15/15                                                   200,000          191,000
    News America Holdings, Inc.
       9.25%, due 2/1/13                                                     100,000          115,805
    Time Warner Cable, Inc.
       6.55%, due 5/1/37                            (a)                      300,000          286,546
    Walt Disney Co. (The)
       7.00%, due 3/1/32                                                     100,000          110,695
                                                                                       --------------
                                                                                            3,061,713
                                                                                       --------------
    METAL FABRICATE & HARDWARE (0.0%)               ++
    Mueller Water Products, Inc.

       7.375%, due 6/1/17                           (a)                      200,000          187,000
                                                                                       --------------
    MISCELLANEOUS - MANUFACTURING (0.2%)
    Actuant Corp.
       6.875%, due 6/15/17                          (a)                      200,000          190,000
    Parker Hannifin Corp.
       7.30%, due 5/15/11                                                    500,000          535,793
                                                                                       --------------
                                                                                              725,793
                                                                                       --------------
    OIL & GAS (0.6%)
    Chesapeake Energy Corp.
       6.625%, due 1/15/16                                                   250,000          235,625
    Comstock Resources, Inc.
       6.875%, due 3/1/12                                                    200,000          185,000
    Devon Financing Corp. LLC
       6.875%, due 9/30/11                                                   125,000          131,489
    Enterprise Products Operating, L.P.
       4.95%, due 6/1/10                                                     100,000           98,528
    Motiva Enterprises LLC
       5.20%, due 9/15/12                           (a)                      200,000          197,101
    Pemex Project Funding Master Trust
       Series Reg S
       5.75%, due 12/15/15                                                   500,000          484,681
       7.375%, due 12/15/14                                                  538,000          570,831
    Stone Energy Corp.
       8.11%, due 7/15/10                           (a) (b)                  250,000          249,375
    USX Corp.
       6.85%, due 3/1/08                                                     100,000          100,785
                                                                                       --------------
                                                                                            2,253,415
                                                                                       --------------
    OIL & GAS SERVICES (0.0%)                       ++
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                                                     200,000          191,500
                                                                                       --------------
    PACKAGING & CONTAINERS (0.1%)
    Graham Packaging Co., Inc.
       8.50%, due 10/15/12                                                   250,000          233,750
                                                                                       --------------
    PHARMACEUTICALS (0.1%)
    Bristol-Myers Squibb Co.
       5.875%, due 11/15/36                                                  400,000          371,831
    Eli Lilly & Co.
       4.50%, due 3/15/18                                                    100,000           90,111
    Schering-Plough Corp.
       5.55%, due 12/1/13                                                    100,000          100,351
                                                                                       --------------
                                                                                              562,293
                                                                                       --------------
    PIPELINES (0.1%)
    Dynegy Holdings, Inc.
       7.75%, due 6/1/19                                                     200,000          173,000
    MarkWest Energy Partners, L.P./MarkWest
       Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                                   150,000          139,500
    Targa Resources, Inc.
       8.50%, due 11/1/13                           (a)                      150,000          166,300
                                                                                       --------------
                                                                                              478,800
                                                                                       --------------
    REAL ESTATE (0.2%)
    AMB Property, L.P.

       5.45%, due 12/1/10                                                    500,000          499,632
    ERP Operating, L.P.
       7.125%, due 10/15/17                                                  100,000          106,720
                                                                                       --------------
                                                                                              606,352
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (0.5%)
    Archstone-Smith Operating Trust
       5.25%, due 5/1/15                                                      25,000           23,977
    AvalonBay Communities, Inc.
       6.125%, due 11/1/12                                                   250,000          256,074
    Camden Property Trust
       4.375%, due 1/15/10                                                    65,000           63,264
    Liberty Property, L.P.
       8.50%, due 8/1/10                                                     125,000          136,331
    New Plan Excel Realty Trust
       4.50%, due 2/1/11                                                     500,000          484,256
       5.25%, due 9/15/15                                                    125,000          116,693
    ProLogis
       5.625%, due 11/15/16                                                  100,000           97,456
    Regency Centers, L.P.
       6.75%, due 1/15/12                                                    200,000          209,096
    Weingarten Realty Investors
       7.00%, due 7/15/11                                                    500,000          532,292
                                                                                       --------------
                                                                                            1,919,439
                                                                                       --------------
    RETAIL (0.3%)
    Claires Stores, Inc.
       10.50%, due 6/1/17                           (c)                       60,000           47,400
    CVS Caremark Corp.
       6.25%, due 6/1/27                                                     540,000          515,181
    Federated Department Stores, Inc.
       6.30%, due 4/1/09                                                     250,000          251,945
    J.C. Penney Co., Inc.
       8.00%, due 3/1/10                                                     250,000          264,200
    May Department Stores Co. (The)
       5.95%, due 11/1/08                                                    100,000           99,832
    Neiman Marcus Group, Inc. (The)
       9.00%, due 10/15/15                          (d)                      200,000          208,500
                                                                                       --------------
                                                                                            1,387,058
                                                                                       --------------
    SAVINGS & LOANS (0.1%)
    Washington Mutual Bank
       5.95%, due 5/20/13                                                    250,000          248,716
                                                                                       --------------
    SEMICONDUCTORS (0.1%)
    Freescale Semiconductor, Inc.
       8.875%, due 12/15/14                         (a)                      250,000          228,125
                                                                                       --------------
    TELECOMMUNICATIONS (0.4%)
    Ameritech Capital Funding Corp.
       6.55%, due 1/15/28                                                    100,000           97,470
    AT&T, Inc.
       6.80%, due 5/15/36                                                    235,000          243,281
    BellSouth Corp.
       6.00%, due 10/15/11                                                   250,000          254,214
    Cincinnati Bell, Inc.
       8.375%, due 1/15/14                                                   300,000          285,000
    Embarq Corp.
       7.995%, due 6/1/36                                                     50,000           49,376

    GCI, Inc.
       7.25%, due 2/15/14                                                    250,000          230,000
    MetroPCS Wireless, Inc.
       9.25%, due 11/1/14                                                    200,000          196,000
    Motorola, Inc.
       4.608%, due 11/16/07                                                  100,000           99,752
    New Cingular Wireless Services, Inc.
       7.875%, due 3/1/11                                                    100,000          107,505
    Sprint Capital Corp.
       6.125%, due 11/15/08                                                  150,000          150,923
                                                                                       --------------
                                                                                            1,713,521
                                                                                       --------------
    TEXTILES (0.1%)
    INVISTA
       9.25%, due 5/1/12                            (a)                      150,000          154,500
    Simmons Co.
       7.875%, due 1/15/14                                                   250,000          233,750
                                                                                       --------------
                                                                                              388,250
                                                                                       --------------
    TRANSPORTATION (0.1%)
    Burlington Northern Santa Fe Corp.
       6.15%, due 5/1/37                                                     150,000          142,161
       7.125%, due 12/15/10                                                  100,000          105,748
    Norfolk Southern Corp.
       6.75%, due 2/15/11                                                    100,000          104,107
       7.05%, due 5/1/37                                                      25,000           26,032
    Union Pacific Corp.
       6.65%, due 1/15/11                                                    100,000          103,116
                                                                                       --------------
                                                                                              481,164
                                                                                       --------------
    TRUCKING & LEASING (0.0%)                       ++
    TTX Co.
       5.00%, due 4/1/12                            (a)                      100,000           98,296
                                                                                       --------------
    Total Corporate Bonds
       (Cost $40,944,227)                                                                  39,799,850
                                                                                       --------------

                                                                           PRICIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    FOREIGN BONDS (2.2%)
    BANKS (0.1%)
    ICICI Bank, Ltd.
       5.75%, due 1/12/12                           (a)                      184,000          182,207
    Kazkommerts International B.V.
       7.50%, due 11/29/16                                                   160,000          140,800
    Nordea Bank Sweden AB
       5.25%, due 11/30/12                          (a)                      200,000          197,033
                                                                                       --------------
                                                                                              520,040
                                                                                       --------------
    BEVERAGES (0.1%)
    Diageo Capital PLC
       5.125%, due 1/30/12                                                   250,000          245,679
                                                                                       --------------
    CHEMICALS (0.1%)
    Ineos Group Holdings PLC
       8.50%, due 2/15/16                           (a) (c)                  250,000          228,750
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (0.2%)
    CIT Group Co. of Canada

       5.20%, due 6/1/15                                                     250,000          228,683
    Majapahit Holding B.V.
       7.75%, due 10/17/16                          (a)                      100,000           96,750
    Petroplus Finance, Ltd.
       6.75%, due 5/1/14                            (a) (e)                  200,000          182,500
    UFJ Finance Aruba AEC
       6.75%, due 7/15/13                                                    100,000          103,970
                                                                                       --------------
                                                                                              611,903
                                                                                       --------------
    FOREIGN GOVERNMENTS (0.9%)
    Aruba Government
       6.55%, due 11/28/18                          (a)                      150,000          146,618
    Dominican Republic
       9.04%, due 1/23/18                           (a)                       36,068           39,675
    Federal Republic of Brazil
       7.875%, due 3/7/15                                                    230,000          251,275
       8.75%, due 2/4/25                                                     215,000          260,043
    Republic of Argentina
       8.28%, due 12/31/33                                                   147,442          124,588
    Republic of Colombia
       7.375%, due 9/18/37                                                   107,000          113,955
       8.25%, due 12/22/14                                                   180,000          199,350
    Republic of Costa Rica
       6.548%, due 3/20/14                          (a)                      134,000          134,000
    Republic of Ecuador
       12.00%, due 11/15/12                         (a)                       57,120           54,264
    Republic of Indonesia
       6.625%, due 2/17/37                          (a)                        5,000            4,588
       6.875%, due 3/9/17                           (a)                      110,000          110,000
       7.25%, due 4/20/15                           (a)                        9,000            9,203
    Republic of Panama
       7.25%, due 3/15/15                                                    150,000          156,750
       8.875%, due 9/30/27                                                    59,000           72,570
    Republic of Peru
       8.375%, due 5/3/16                                                     16,000           18,320
       9.875%, due 2/6/15                                                     70,000           84,700
    Republic of Philippines
       7.75%, due 1/14/31                                                     25,000           26,469
       8.875%, due 3/17/15                                                   250,000          277,500
       9.875%, due 1/15/19                                                    68,000           83,212
    Republic of South Africa
       6.50%, due 6/2/14                                                     131,000          134,432
    Republic of Turkey
       7.25%, due 3/15/15                                                    180,000          182,700
       7.375%, due 2/5/25                                                    134,000          136,178
    Republic of Uruguay
       7.875%, due 1/15/33                          (d)                       50,250           54,647
       8.00%, due 11/18/22                                                   140,000          151,900
    Republic of Venezuela
       8.50%, due 10/8/14                                                    169,000          171,113
    Russian Federation
       7.50%, due 3/31/30                           (a)                      240,790          263,810
    State of Israel
       5.50%, due 11/9/16                                                     60,000           58,911
    Ukraine Government
       6.58%, due 11/21/16                          (a)                      200,000          194,000
                                                                                       --------------
                                                                                            3,514,771
                                                                                       --------------
    HEALTH CARE-PRODUCTS (0.0%)                     ++

    FMC Finance III S.A.
       6.875%, due 7/15/17                          (a)                      200,000          192,500
                                                                                       --------------
    HOLDING COMPANIES - DIVERSIFIED (0.0%)          ++
    JSG Funding PLC
       9.625%, due 10/1/12                                                    23,000           24,035
                                                                                       --------------
    INVESTMENT COMPANY (0.0%)                       ++
    Temasek Financial I, Ltd.
       4.50%, due 9/21/15                           (a)                      150,000          139,663
                                                                                       --------------
    MEDIA (0.0%)                                    ++
    Thomson Corp. (The)
       5.75%, due 2/1/08                                                      75,000           75,121
                                                                                       --------------
    MINING (0.1%)
    Corporacion Nacional del Cobre-Codelco, Inc.
       4.75%, due 10/15/14                          (a)                      120,000          111,032
       6.15%, due 10/24/36                          (a)                       65,000           62,806
    Novelis, Inc.
       7.25%, due 2/15/15                                                    300,000          300,750
                                                                                       --------------
                                                                                              474,588
                                                                                       --------------
    OIL & GAS (0.2%)
    Gaz Capital for Gazprom
       6.51%, due 3/7/22                            (a)                      261,000          249,594
    OPTI Canada, Inc.
       8.25%, due 12/15/14                          (a)                      250,000          250,000
    Petroliam Nasional Berhad
       7.75%, due 8/15/15                           (a)                      200,000          223,885
                                                                                       --------------
                                                                                              723,479
                                                                                       --------------
    REAL ESTATE (0.1%)
    Westfield Capital Corp., Ltd./WT Finance Aust
       Pty, Ltd./WEA Finance LLC
       4.375%, due 11/15/10                         (a)                      500,000          484,265
                                                                                       --------------
    TELECOMMUNICATIONS (0.4%)
    Deutsche Telekom International Finance B.V.
       8.00%, due 6/15/10                                                    250,000          267,052
    Intelsat Subsidiary Holding Co., Ltd.
       8.625%, due 1/15/15                                                   200,000          200,500
    Telecom Italia Capital S.A.
       6.375%, due 11/15/33                                                  100,000           92,230
    Telefonica Emisones SAU
       7.045%, due 6/20/36                                                   150,000          152,767
    Telefonica Europe B.V.
       7.75%, due 9/15/10                                                    100,000          105,781
    Vodafone Group PLC
       7.75%, due 2/15/10                                                    750,000          787,644
                                                                                       --------------
                                                                                            1,605,974
                                                                                       --------------
    Total Foreign Bonds
       (Cost $9,060,080)                                                                    8,840,768
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    LOAN ASSIGNMENTS & PARTICIPATIONS (6.2%)
    AUTOMOBILE (0.1%)                               (n)

    Goodyear Tire & Rubber Co. (The)
       2nd Lien Term Loan
       6.85%, due 4/30/14                                                    500,000          476,874
                                                                                       --------------
    BEVERAGE, FOOD & TOBACCO (0.1%)
    Dole Food Co., Inc.
       Credit Link Deposit
       5.23%, due 4/12/13                                                     46,512           43,670
       Tranche C Term Loan
       7.451%, due 4/12/13                                                   344,477          323,438
       Tranche B Term Loan
       7.537%, due 4/12/13                                                   103,343           97,031
                                                                                       --------------
                                                                                              464,139
                                                                                       --------------
    BROADCASTING & ENTERTAINMENT (0.5%)
    Atlantic Broadband Finance LLC
       Tranche B2 Term Loan
       7.61%, due 9/1/11                                                     498,750          484,099
    Charter Communications Operating LLC
       Existing Term Loan
       7.36%, due 3/6/14                                                     500,000          474,750
    CSC Holdings, Inc.
       Incremental Term Loan
       7.07%, due 3/29/13                                                    493,750          472,677
    Gray Television, Inc.
       Delayed Draw Term Loan
       6.86%, due 12/31/14                                                   500,000          473,438
                                                                                       --------------
                                                                                            1,904,964
                                                                                       --------------
    BUILDINGS & REAL ESTATE (0.2%)
    General Growth Properties, Inc.
       Tranche A1 Term Loan
       6.57%, due 2/24/10                                                    348,684          333,865
    Macerich Partnership L.P.
       Term Loan
       6.875%, due 4/26/10                                                   500,000          500,000
                                                                                       --------------
                                                                                              833,865
                                                                                       --------------
    CARGO TRANSPORT (0.1%)
    Laidlaw International, Inc.
       Canadian Term Loan B
       7.07%, due 7/31/13                                                    124,063          124,838
       Term Loan B
       7.07%, due 7/31/13                                                    372,188          374,514
                                                                                       --------------
                                                                                              499,352
                                                                                       --------------
    CHEMICALS, PLASTICS & RUBBER (0.8%)
    Brenntag Holding GmbH & Co.
       Acquisition Term Loan
       7.387%, due 1/20/14                                                   186,545          182,232
       Term Loan B2
       7.387%, due 1/20/14                                                   763,455          745,800
    Celanese U.S. Holdings LLC
       Synthetic Letter of Credit
       5.32%, due 4/2/14                                                     142,857          134,031
       Dollar Term Loan
       7.11%, due 4/2/14                                                     356,250          334,239
    Huntsman International LLC

       New Term Loan B
       7.07%, due 4/21/14                                                369,418              358,336
    Ineos US Finance LLC
       Tranche A4 Term Loan
       7.58%, due 12/17/12                                               413,580              400,345
    Lucite International US Finco, Ltd.
       Delayed Draw Term Loan B2
       7.61%, due 7/8/13                            (f)                  129,771              124,094
       Term Loan B1
       7.61%, due 7/8/13                                                 366,527              350,491
    Rockwood Specialties Group, Inc.
       Tranche E Term Loan
       6.858%, due 7/30/12                                               657,879              638,417
                                                                                       --------------
                                                                                            3,267,985
                                                                                       --------------
    CONTAINERS, PACKAGING & GLASS (0.1%)
    Graham Packaging Holdings Co.
       1st Lien Term Loan
       7.625%, due 10/7/11                                               498,750              472,566
                                                                                       --------------
    DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS & MINERALS (0.1%)
    Georgia-Pacific Corp.
       Term Loan B
       7.11%, due 12/20/12                                               325,050              305,489
                                                                                       --------------
    DIVERSIFIED/CONGLOMERATE MANUFACTURING (0.0%)   ++
    Invensys International Holdings, Ltd.
       Term A Bonding
       7.356%, due 12/15/10                                               71,311               70,628
       Tranche A Term Loan
       7.36%, due 1/15/11                                                 78,689               77,803
                                                                                       --------------
                                                                                              148,431
                                                                                       --------------
    DIVERSIFIED/CONGLOMERATE SERVICE (0.1%)
    SunGard Data Systems, Inc.
       Term Loan
       7.356%, due 2/28/14                                               492,500              472,082
                                                                                       --------------
    ELECTRONICS (0.1%)
    Sensata Technologies Finance Co. LLC
       Term Loan
       7.11%, due 4/26/13                                                495,000              477,159
                                                                                       --------------
    FINANCE (0.2%)
    Hertz Corp. (The)
       Letter of Credit
       5.36%, due 12/21/12                                                55,556               53,648
       Tranche B Term Loan
       7.101%, due 12/21/12                                              309,558              298,929
    Rental Services Corp.
       1st Lien Term Loan
       7.11%, due 11/30/12                                               248,125              243,163
       2nd Lien Term Loan
       8.86%, due 11/27/13                                               198,960              196,971
                                                                                       --------------
                                                                                              792,711
                                                                                       --------------
    GROCERY (0.1%)

    Roundy's Supermarkets, Inc.
       Tranche B Term Loan
       8.11%, due 11/3/11                                                    494,068          479,555
                                                                                       --------------
    HEALTHCARE, EDUCATION & CHILDCARE (0.6%)
    Alliance Imaging, Inc.
       Tranche C1 Term Loan
       7.875%, due 12/29/11                                                  476,259          468,321
    DaVita, Inc.
       Tranche B1 Term Loan
       6.863%, due 10/5/12                                                   349,010          328,875
    Fresenius Medical Care Holdings, Inc.
       Term Loan
       6.735%, due 3/31/13                                                   450,893          432,133
    HealthSouth Corp.
       Term Loan B
       7.86%, due 3/10/13                                                    286,568          277,756
    Vanguard Health Holding Co. LLC
       Replacement Term Loan
       7.61%, due 9/23/11                                                    492,547          470,382
    Warner Chilcott Corp.
       Tranche B Term Loan
       7.359%, due 1/18/12                                                   236,177          228,029
       Tranche C Term Loan
       7.36%, due 1/18/12                                                     65,065           62,820
                                                                                       --------------
                                                                                            2,268,316
                                                                                       --------------
    HOME & OFFICE FURNISHINGS, HOUSEWARES, & DURABLE CONSUMER PRODUCTS (0.1%)
    Jarden Corp.
       Term Loan B2
       7.11%, due 1/24/12                                                    385,004          375,058
                                                                                       --------------
    LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT (0.5%)
    AMC Entertainment, Inc.
       Term Loan
       7.07%, due 1/26/13                                                    492,500          473,210
    Bombardier Recreational Products, Inc.
       Term Loan
       7.86%, due 6/28/13                                                    455,696          443,449
    Cedar Fair, L.P.
       U.S. Term Loan
       7.32%, due 8/30/12                                                    495,000          475,750
    Easton-Bell Sports, Inc.
       Tranche B Term Loan
       7.11%, due 3/16/12                                                    493,750          468,137
    Regal Cinemas Corp.
       Term Loan
       6.86%, due 10/27/13                                                   237,796          229,968
                                                                                       --------------
                                                                                            2,090,514
                                                                                       --------------
    MACHINERY (0.3%)
    Gleason Corp.
       1st Lien Term Loan
       7.375%, due 6/30/13                                                   944,444          920,833
    RBS Global, Inc.
       Term Loan B

       7.86%, due 7/19/13                                                    467,213          441,516
                                                                                       --------------
                                                                                            1,362,349
                                                                                       --------------
    MINING, STEEL, IRON & NON-PRECIOUS METALS
       (0.1%)
    Magnum Coal Co.
       Funded Letter of Credit
       8.57%, due 3/21/13                                                     22,727           22,699
       Term Loan
       8.57%, due 3/21/13                                                    224,432          224,151
                                                                                       --------------
                                                                                              246,850
                                                                                       --------------
    PERSONAL & NONDURABLE CONSUMER PRODUCTS
       (0.1%)
    JohnsonDiversey, Inc.
       New Term Loan B
       7.86%, due 12/16/11                                                   221,532          212,117
    Solo Cup Co.
       Term Loan B1
       8.837%, due 2/27/11                                                   133,434          129,542
                                                                                       --------------
                                                                                              341,659
                                                                                       --------------
    PERSONAL TRANSPORTATION (0.1%)
    United Airlines, Inc.
       Term Loan B
       7.375%, due 2/1/14                                                    498,000          473,011
                                                                                       --------------
    PRINTING & PUBLISHING (0.8%)
    Hanley Wood LLC
       New Term Loan B
       7.609%, due 3/8/14                                                    484,899          446,107
    JPMorgan Chase & Co.
       Term Loan B
       7.36%, due 11/17/14                                                   497,500          473,756
    Merrill Communications LLC
       Term Loan
       7.591%, due 5/15/11                                                   492,500          478,956
    Nielsen Finance LLC
       Dollar Term Loan
       7.607%, due 8/9/13                                                    496,250          481,750
    R.H. Donnelley, Inc.
       Tranche D2 Term Loan
       6.86%, due 6/30/11                                                    492,437          473,586
    Tribune Co.
       Term Loan B
       8.36%, due 5/19/14                                                    500,000          452,322
    Yell Group PLC
       Term Loan B1
       7.32%, due 10/27/12                                                   500,000          491,016
                                                                                       --------------
                                                                                            3,297,493
                                                                                       --------------
    RETAIL STORE (0.3%)
    Michaels Stores, Inc.
       New Term Loan B
       7.625%, due 10/31/13                                                  250,000          232,266
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       7.11%, due 4/6/13                                                     328,387          313,168
    Petco Animal Supplies, Inc.

       Term Loan B
       7.609%, due 10/25/13                                                  199,000          189,133
    Yankee Candle Co., Inc. (The)
       Term Loan B
       7.36%, due 2/6/14                                                     498,750          468,825
                                                                                       --------------
                                                                                            1,203,392
                                                                                       --------------
    TELECOMMUNICATIONS (0.3%)
    PanAmSat Corp.
       Term Loan B2
       7.36%, due 1/3/14                                                     496,250          479,915
    Windstream Corp.
       Tranche B1 Term Loan
       6.86%, due 7/17/13                                                    500,000          486,042
                                                                                       --------------
                                                                                              965,957
                                                                                       --------------
    UTILITIES (0.5%)
    Covanta Energy Corp.
       Funded Letter of Credit
       5.26%, due 2/10/14                                                    164,948          160,825
       Term Loan B
       6.875%, due 2/10/14                                                   334,214          325,859
    InfrastruX Group, Inc.
       Delayed Draw Term Loan
       8.57%, due 11/5/12                                                    464,670          464,670
    NRG Energy, Inc.
       Synthetic Letter of Credit
       7.01%, due 2/1/13                                                     292,842          281,983
       Term Loan B
       7.11%, due 2/1/13                                                     705,390          679,232
                                                                                       --------------
                                                                                            1,912,569
                                                                                       --------------
    Total Loan Assignments & Participations
       (Cost $26,212,112)                                                                  25,132,340
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (13.7%)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (0.9%)
       5.00%, due 6/1/37                                                   2,994,173        2,808,369
       5.50%, due 6/1/37                                                     999,013          965,117
                                                                                       --------------
                                                                                            3,773,486
                                                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES) (2.0%)
       4.50%, due 7/1/18                                                      79,900           76,484
       4.50%, due 4/1/22                                                   1,757,576        1,676,177
       4.50%, due 8/1/33                                                     358,045          327,262
       4.50%, due 8/1/35                                                     437,256          398,759
       5.00%, due 12/1/20                                                    853,327          828,275
       5.00%, due 4/1/21                                                     854,786          829,691
       5.00%, due 3/1/37                                                     391,319          367,035
       5.50%, due 2/1/18                                                     376,872          374,205
       5.50%, due 2/1/21                                                     340,063          335,889
       5.50%, due 10/1/21                                                    481,001          475,097
       5.50%, due 8/1/35                                                      35,108           34,009

       5.50%, due 1/1/36                                                     170,727          165,384
       5.50%, due 4/1/37                                                     988,885          955,332
       6.00%, due 8/1/21                                                     438,757          441,406
       6.50%, due 11/1/16                                                     81,994           83,709
       6.50%, due 2/1/27                                                       1,089            1,109
       6.50%, due 5/1/29                                                      96,890           99,077
       6.50%, due 6/1/29                                                     125,295          128,122
       6.50%, due 7/1/29                                                     190,149          194,438
       6.50%, due 8/1/29                                                      51,205           52,361
       6.50%, due 9/1/29                                                       8,087            8,269
       6.50%, due 10/1/29                                                        639              653
       6.50%, due 6/1/32                                                      64,663           66,028
       6.50%, due 1/1/37                                                      53,050           53,657
       7.00%, due 3/1/26                                                         522              539
       7.00%, due 9/1/26                                                      24,013           24,836
       7.00%, due 10/1/26                                                        125              128
       7.00%, due 7/1/30                                                       5,967            6,172
       7.00%, due 7/1/32                                                      98,239          101,622
       7.50%, due 1/1/16                                                      15,059           15,574
       7.50%, due 5/1/32                                                      74,693           77,775
       7.75%, due 10/1/07                                                        222              222
       8.00%, due 11/1/12                                                     16,184           16,680
                                                                                       --------------
                                                                                            8,215,976
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.1%)
       5.00%, due 10/1/21                                                    500,000          484,784
       5.00%, due 7/1/22                                                     500,000          484,779
       5.00%, due 8/1/22                                                   1,500,000        1,454,338
       5.00%, due 6/1/37                                                         646              606
       5.50%, due 7/1/22                                                     700,000          691,379
       6.00%, due 8/1/36                                                     116,226          115,237
       6.00%, due 7/1/37                                                         957              948
       6.00%, due 8/1/37                                                       2,244            2,224
       6.50%, due 11/1/36                                                    981,242          991,262
       7.00%, due 8/1/37                            TBA (g)                  100,000          102,719
                                                                                       --------------
                                                                                            4,328,276
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (2.8%)
       4.00%, due 12/1/20                                                    481,810          447,562
       4.50%, due 7/1/20                                                      63,309           60,375
       4.50%, due 12/1/20                                                    675,973          644,651
       4.50%, due 3/1/21                                                      87,281           83,237
       5.00%, due 2/1/21                                                     711,673          690,015
       5.00%, due 5/1/37                                                   2,634,898        2,471,389
       5.50%, due 9/1/18                                                      69,429           68,852
       5.50%, due 8/1/35                                                       1,999            1,936
       5.50%, due 10/1/35                                                  2,337,144        2,262,993
       5.50%, due 11/1/35                                                    840,462          813,797
       5.50%, due 2/1/36                                                       1,126            1,088
       5.50%, due 4/1/36                                                      22,960           22,203
       5.50%, due 12/1/36                                                      1,728            1,670
       5.50%, due 2/1/37                                                     670,464          647,506
       5.958%, due 7/1/36                           (b)                      485,632          484,332
       6.00%, due 4/1/19                                                      10,778           10,799
       6.00%, due 11/1/35                                                     75,957           75,402
       6.00%, due 1/1/36                                                     415,864          412,823
       6.00%, due 9/1/36                                                      87,770           87,024
       6.00%, due 10/1/36                                                    441,125          437,373

    6.00%, due 4/1/37                                                        308,235          305,613
    6.50%, due 8/1/32                                                        102,278          104,112
    6.50%, due 3/1/35                                                        161,337          163,220
    6.50%, due 3/1/36                                                        375,436          379,270
    6.50%, due 9/1/36                                                        430,999          435,400
    7.50%, due 8/1/11                                                          3,153            3,189
    7.50%, due 10/1/11                                                         4,285            4,390
    7.50%, due 10/1/15                                                        82,567           85,122
    8.00%, due 7/1/09                                                          1,621            1,653
    8.00%, due 4/1/10                                                          7,401            7,596
    8.00%, due 10/1/10                                                         2,022            2,075
    8.00%, due 8/1/11                                                          1,445            1,493
    8.00%, due 10/1/11                                                        11,278           11,652
    8.00%, due 11/1/11                                                         2,506            2,589
                                                                                       --------------
                                                                                           11,232,401
                                                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (1.1%)
    5.00%, due 8/15/33                                                        17,432           16,646
    5.00%, due 2/15/36                                                       284,641          271,232
    5.00%, due 9/15/36                                                       469,958          447,786
    5.50%, due 9/15/35                                                       771,661          752,756
    5.50%, due 11/15/36                                                      495,755          483,124
    5.50%, due 1/15/37                                                       478,625          466,306
    5.50%, due 8/1/37                               TBA (g)                  500,000          487,031
    6.00%, due 1/15/33                                                       188,407          188,699
    6.00%, due 11/15/33                                                      189,445          189,666
    6.00%, due 11/15/36                                                      477,307          476,822
    6.50%, due 4/15/29                                                           320              328
    6.50%, due 5/15/29                                                           769              787
    6.50%, due 8/15/29                                                            72               74
    6.50%, due 7/15/31                                                       205,558          210,248
    6.50%, due 10/15/31                                                       19,504           19,954
    7.00%, due 7/15/11                                                           504              515
    7.00%, due 10/15/11                                                       54,963           56,187
    7.00%, due 9/15/23                                                         6,097            6,369
    7.00%, due 7/15/25                                                        12,088           12,638
    7.00%, due 12/15/25                                                       16,234           16,972
    7.00%, due 5/15/26                                                        11,040           11,542
    7.00%, due 11/15/27                                                       23,858           24,942
    7.00%, due 12/15/27                                                      130,086          135,996
    7.00%, due 6/15/28                                                         5,389            5,631
    7.50%, due 3/15/26                                                        11,287           11,832
    7.50%, due 6/15/26                                                           620              650
    7.50%, due 10/15/30                                                       48,446           50,739
    8.00%, due 8/15/26                                                         2,273            2,412
    8.00%, due 9/15/26                                                           932              989
    8.00%, due 10/15/26                                                       23,774           25,220
    8.50%, due 11/15/26                                                       26,612           28,623
                                                                                       --------------
                                                                                            4,402,716
                                                                                       --------------
    UNITED STATES TREASURY BONDS (0.6%)
       4.50%, due 2/15/36                           (c)                    1,355,000        1,266,925
       4.75%, due 2/15/37                                                  1,000,000          973,438
                                                                                       --------------
                                                                                            2,240,363
                                                                                       --------------
    UNITED STATES TREASURY NOTES (5.2%)
&      4.50%, due 5/15/17                           (c)                   14,695,000       14,381,585
&      4.625%, due 7/31/12                                                 5,000,000        5,005,080
       4.875%, due 6/30/12                          (c)                    1,600,000        1,618,499
                                                                                       --------------
                                                                                           21,005,164
                                                                                       --------------


    Total U.S. Government & Federal Agencies
       (Cost $55,352,801)                                                                  55,198,382
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    YANKEE BONDS (0.2%)                             (h)
    BEVERAGES (0.1%)
    Molson Coors Capital Finance ULC
       4.85%, due 9/22/10                                                    300,000          294,940
                                                                                       --------------
    OIL & GAS (0.0%)                                ++
    EnCana Corp.
       6.30%, due 11/1/11                                                    100,000          102,871
                                                                                       --------------
    PIPELINES (0.1%)
    TransCanada Pipelines, Ltd.
       4.00%, due 6/15/13                                                    250,000          228,763
       5.85%, due 3/15/36                                                    100,000           95,125
                                                                                       --------------
                                                                                              323,888
                                                                                       --------------
    TRANSPORTATION (0.0%)                           ++
    Canadian National Railway Co.
       7.625%, due 5/15/23                                                    50,000           56,150
                                                                                       --------------
    Total Yankee Bonds
       (Cost $796,222)                                                                        777,849
                                                                                       --------------
    Total Long-Term Bonds
       (Cost $168,840,718)                                                                165,674,510
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (53.2%)
    ADVERTISING (0.9%)
    Lamar Advertising Co.                           (i)                       50,899        3,030,017
    Omnicom Group, Inc.                                                       12,212          633,436
                                                                                       --------------
                                                                                            3,663,453
                                                                                       --------------
    AEROSPACE & DEFENSE (0.7%)
    Boeing Co. (The)                                                          17,904        1,851,815
    Raytheon Co.                                                              15,999          885,705
                                                                                       --------------
                                                                                            2,737,520
                                                                                       --------------
    AGRICULTURE (2.2%)
&   Altria Group, Inc.                                                        95,067        6,319,104
    Reynolds American, Inc.                         (c)                       40,006        2,447,167
                                                                                       --------------
                                                                                            8,766,271
                                                                                       --------------
    APPAREL (0.1%)
    NIKE, Inc. Class B                                                         9,753          550,557
                                                                                       --------------
    BANKS (2.5%)
    Bank of America Corp.                                                     70,223        3,329,975
    Bank of New York Mellon Corp. (The)                                       92,991        3,956,767

    Comerica, Inc.                                                            22,434        1,181,374
    National City Corp.                             (c)                       40,539        1,191,441
    UnionBanCal Corp.                                                          7,218          398,867
                                                                                       --------------
                                                                                           10,058,424
                                                                                       --------------
    BEVERAGES (0.4%)
    Coca-Cola Co. (The)                             (c)                       32,856        1,712,126
                                                                                       --------------
    BUILDING MATERIALS (0.3%)
    Masco Corp.                                     (c)                       37,954        1,032,728
                                                                                       --------------
    CHEMICALS (1.7%)
    Ashland, Inc.                                                             24,566        1,500,000
    CF Industries Holdings, Inc.                                              15,365          883,180
    E.I. du Pont de Nemours & Co.                                             15,981          746,792
    Lyondell Chemical Co.                                                     65,714        2,950,559
    Sigma-Aldrich Corp.                                                       13,221          599,176
                                                                                       --------------
                                                                                            6,679,707
                                                                                       --------------
    COMMERCIAL SERVICES (1.0%)
    Accenture, Ltd. Class A                                                   21,616          910,682
    DeVry, Inc.                                                               20,761          672,656
    McKesson Corp.                                                            40,776        2,355,222
                                                                                       --------------
                                                                                            3,938,560
                                                                                       --------------
    COMPUTERS (2.3%)
    Hewlett-Packard Co.                                                       94,794        4,363,368
    International Business Machines Corp.                                     36,693        4,060,080
    Lexmark International, Inc. Class A             (i)                       20,095          794,556
                                                                                       --------------
                                                                                            9,218,004
                                                                                       --------------
    COSMETICS & PERSONAL CARE (0.4%)
    Procter & Gamble Co. (The)                                                23,498        1,453,586
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (2.8%)
    American Express Co.                                                      20,878        1,222,198
    Ameriprise Financial, Inc.                                                44,685        2,693,165
    Charles Schwab Corp. (The)                                               116,389        2,342,911
    Citigroup, Inc.                                                           83,841        3,904,475
    Goldman Sachs Group, Inc. (The)                                            2,923          550,518
    Thornburg Mortgage, Inc.                        (c)                       28,508          724,673
                                                                                       --------------
                                                                                           11,437,940
                                                                                       --------------
    ELECTRIC (3.1%)
    Ameren Corp.                                                              28,147        1,350,493
    Constellation Energy Group, Inc.                                           7,995          669,981
    Duke Energy Corp.                                                        123,951        2,110,886
    Energy East Corp.                                                         15,767          399,063
    Entergy Corp.                                                             15,189        1,518,292
    Great Plains Energy, Inc.                                                 12,892          357,882
    NSTAR                                                                     15,826          497,728
    Progress Energy, Inc.                                                    105,080        4,587,793
    Reliant Energy, Inc.                            (c) (i)                   44,843        1,151,568
                                                                                       --------------
                                                                                           12,643,686
                                                                                       --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    Emerson Electric Co.                                                      18,911          890,141
                                                                                       --------------

    ELECTRONICS (0.2%)
    PerkinElmer, Inc.                                                         26,183          728,673
                                                                                       --------------
    ENERGY - ALTERNATE SOURCES (0.0%)               ++
    Covanta Holding Corp.                           (c) (i)                    5,079          115,192
                                                                                       --------------
    ENTERTAINMENT (1.4%)
&   Regal Entertainment Group Class A               (c)                      262,365        5,611,987
                                                                                       --------------
    FOOD (0.5%)
    Kellogg Co.                                                               13,682          708,864
    Kraft Foods, Inc. Class A                                                 16,699          546,892
    Wm. Wrigley Jr. Co.                             (c)                       14,539          838,610
                                                                                       --------------
                                                                                            2,094,366
                                                                                       --------------
    GAS (0.1%)
    KeySpan Corp.                                   (c)                       10,571          439,225
                                                                                       --------------
    HEALTH CARE-PRODUCTS (0.3%)
    Becton, Dickinson & Co.                                                    7,816          596,830
    DENTSPLY International, Inc.                                              20,067          732,245
                                                                                       --------------
                                                                                            1,329,075
                                                                                       --------------
    HEALTH CARE-SERVICES (0.9%)
    Aetna, Inc.                                                               17,556          843,917
    WellCare Health Plans, Inc.                     (c) (i)                   26,760        2,709,718
                                                                                       --------------
                                                                                            3,553,635
                                                                                       --------------
    HOLDING COMPANIES - DIVERSIFIED (0.2%)
    Leucadia National Corp.                         (c)                       16,097          605,247
                                                                                       --------------
    INSURANCE (2.2%)
    American International Group, Inc.                                         9,709          623,124
    Aon Corp.                                       (c)                       30,435        1,218,617
    Fidelity National Financial, Inc. Class A                                 94,743        1,979,181
    Hartford Financial Services Group, Inc. (The)                             16,292        1,496,746
    Old Republic International Corp.                                         115,596        2,122,343
    Travelers Cos., Inc. (The)                                                31,035        1,575,957
                                                                                       --------------
                                                                                            9,015,968
                                                                                       --------------
    INVESTMENT COMPANIES (1.4%)
    Allied Capital Corp.                            (c)                       39,408        1,116,035
    American Capital Strategies, Ltd.               (c)                      115,025        4,367,499
    Powershares QQQ                                                              582           27,628
                                                                                       --------------
                                                                                            5,511,162
                                                                                       --------------
    LODGING (0.7%)
    Wynn Resorts, Ltd.                              (c)                       27,799        2,684,271
                                                                                       --------------
    MACHINERY - CONSTRUCTION & MINING (0.3%)
    Caterpillar, Inc.                                                         16,901        1,331,799
                                                                                       --------------
    MACHINERY - DIVERSIFIED (1.1%)
    AGCO Corp.                                      (i)                       17,440          670,219
    Cummins, Inc.                                                             24,097        2,860,314
    Rockwell Automation, Inc.                                                 10,552          738,535
                                                                                       --------------
                                                                                            4,269,068
                                                                                       --------------

    MEDIA (0.8%)
    Cablevision Systems Corp. Class A               (i)                       69,968        2,490,161
    CBS Corp. Class B                               (c)                       19,237          610,198
                                                                                       --------------
                                                                                            3,100,359
                                                                                       --------------
    METAL FABRICATE & HARDWARE (0.3%)
    Precision Castparts Corp.                                                  7,396        1,013,696
                                                                                       --------------
    MINING (2.2%)
    Freeport-McMoRan Copper & Gold, Inc. Class B                               6,276          589,818
&   Southern Copper Corp.                           (c)                       73,568        8,291,849
                                                                                       --------------
                                                                                            8,881,667
                                                                                       --------------
    MISCELLANEOUS - MANUFACTURING (0.8%)
    Cooper Industries, Ltd. Class A                                           10,015          529,994
    Danaher Corp.                                                             12,230          913,336
    Honeywell International, Inc.                                             16,029          921,828
    Textron, Inc.                                                              8,844          998,399
                                                                                       --------------
                                                                                            3,363,557
                                                                                       --------------
    OFFICE FURNISHINGS (0.1%)
    Steelcase, Inc. Class A                                                   29,448          512,690
                                                                                       --------------
    OIL & GAS (2.8%)
    Cheniere Energy, Inc.                           (c)                       24,593          925,189
    Chevron Corp.                                                             43,292        3,691,076
    ENSCO International, Inc.                       (c)                       12,929          789,574
&   ExxonMobil Corp.                                                          67,266        5,726,355
                                                                                       --------------
                                                                                           11,132,194
                                                                                       --------------
    OIL & GAS SERVICES (0.9%)
    Global Industries, Ltd.                         (i)                       38,707        1,002,511
    Halliburton Co.                                                           29,341        1,056,863
    Schlumberger, Ltd.                                                        18,325        1,735,744
                                                                                       --------------
                                                                                            3,795,118
                                                                                       --------------
    PACKAGING & CONTAINERS (0.1%)
    Packaging Corp. of America                                                17,376          443,436
                                                                                       --------------
    PHARMACEUTICALS (3.8%)
    Bristol-Myers Squibb Co.                                                  87,008        2,471,897
    Merck & Co., Inc.                                                         84,022        4,171,692
&   Pfizer, Inc.                                                             282,675        6,645,689
    Schering-Plough Corp.                                                     39,242        1,119,967
    Teva Pharmaceutical Industries, Ltd.,
       Sponsored ADR                                (j)                       17,093          718,248
                                                                                       --------------
                                                                                           15,127,493
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (2.2%)
    Apartment Investment & Management Co. Class A                             29,483        1,245,657
    CapitalSource, Inc.                             (c)                      114,611        2,177,609
    Colonial Properties Trust                       (c)                       29,495        1,020,232
    Health Care, Inc.                               (c)                       13,833          507,809
    Hospitality Properties Trust                                              42,050        1,613,038
    HRPT Properties Trust                                                    169,571        1,585,489
    iStar Financial, Inc.                                                     24,727          898,332
                                                                                       --------------
                                                                                            9,048,166
                                                                                       --------------

    RETAIL (2.0%)
    American Eagle Outfitters, Inc.                                           57,913        1,404,969
    CVS Caremark Corp.                              (c)                       35,738        1,257,620
    Family Dollar Stores, Inc.                                                21,992          651,403
    Macys, Inc.                                                               36,505        1,316,735
    McDonald's Corp.                                (c)                       11,943          571,711
    RadioShack Corp.                                                          74,140        1,863,138
    Target Corp.                                    (c)                       14,440          874,631
                                                                                       --------------
                                                                                            7,940,207
                                                                                       --------------
    SAVINGS & LOANS (0.4%)
    New York Community Bancorp, Inc.                (c)                       23,192          376,406
    Washington Mutual, Inc.                         (c)                       35,622        1,336,894
                                                                                       --------------
                                                                                            1,713,300
                                                                                       --------------
    SEMICONDUCTORS (1.2%)
    Altera Corp.                                                              32,819          761,401
    Analog Devices, Inc.                                                      19,266          682,980
    Applied Materials, Inc.                         (c)                       44,784          987,039
    Intel Corp.                                                               82,149        1,940,359
    Spansion, Inc. Class A                          (i)                       44,693          474,193
                                                                                       --------------
                                                                                            4,845,972
                                                                                       --------------
    SOFTWARE (0.7%)
    CA, Inc.                                        (c)                       22,290          559,033
    Mastercard, Inc. Class A                                                   4,777          768,142
    Microsoft Corp.                                                           55,096        1,597,233
                                                                                       --------------
                                                                                            2,924,408
                                                                                       --------------
    TELECOMMUNICATIONS (5.9%)
&   AT&T, Inc.                                                               184,800        7,236,768
    China Mobile, Ltd., Sponsored ADR               (j)                       12,929          741,995
&   Citizens Communications Co.                     (c)                      344,863        4,976,373
    Embarq Corp.                                                              27,331        1,688,783
    QUALCOMM, Inc.                                                            33,886        1,411,352
    Sprint Nextel Corp.                                                       30,032          616,557
&   Verizon Communications, Inc.                                             164,511        7,011,459
                                                                                       --------------
                                                                                           23,683,287
                                                                                       --------------
    TOYS, GAMES & HOBBIES (0.5%)
    Hasbro, Inc.                                                              22,506          630,618
    Mattel, Inc.                                                              62,184        1,424,635
                                                                                       --------------
                                                                                            2,055,253
                                                                                       --------------
    TRANSPORTATION (0.6%)
    Frontline, Ltd.                                 (c)                       40,236        1,852,465
    Norfolk Southern Corp.                                                    14,109          758,782
                                                                                       --------------
                                                                                            2,611,247
                                                                                       --------------
    Total Common Stocks
       (Cost $188,289,155)                                                                214,264,421(p)
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (0.1%)
    iShares Russell 1000 Growth Index Fund          (k)                      9,437            549,517
                                                                                       --------------
    Total Investment Company
       (Cost $555,037)                                                                        549,517
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (18.5%)
    COMMERCIAL PAPER (2.5%)
    Charta LLC
       5.303%, due 8/30/07                          (l)                  $ 1,211,030        1,211,030
    Den Danske Bank
       5.285%, due 8/6/07                           (l)                    2,514,572        2,514,572
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (l)                    2,637,919        2,637,919
    Illinois Tool Works, Inc.
       5.32%, due 8/1/07                                                     470,000          470,000
       5.35%, due 8/1/07                                                     540,000          540,000
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (l)                    2,637,919        2,637,919
                                                                                       --------------
    Total Commercial Paper
       (Cost $10,011,440)                                                                  10,011,440
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (2.0%)
    BGI Institutional Money Market Fund             (l)                    7,848,149        7,848,149
                                                                                       --------------
    Total Investment Company
       (Cost $7,848,149)                                                                    7,848,149
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (1.0%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $4,221,314
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal amount of $4,526,392 and
       a Market Value of $4,395,080)                (l)                  $ 4,220,671        4,220,671
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $4,220,671)                                                                    4,220,671
                                                                                       --------------
    TIME DEPOSITS (11.5%)
    Abbey National PLC
       5.27%, due 8/3/07                            (l)                    6,594,798        6,594,798
    Bank of America Corp.
       5.29%, due 8/16/07                           (b) (l)                3,956,879        3,956,879
    Barclays
       5.31%, due 8/20/07                           (l)                    2,637,919        2,637,919
    BNP Paribas

       5.28%, due 8/1/07                            (l)                    2,637,919        2,637,919
    Calyon
       5.30%, due 8/13/07                           (l)                    2,637,919        2,637,919
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (l)                    2,637,919        2,637,919
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (l)                    2,769,815        2,769,815
    Rabobank Nederland
       5.29%, due 8/24/07                           (l)                    2,637,919        2,637,919
    Royal Bank of Canada
       5.285%, due 8/3/07                           (l)                    6,594,798        6,594,798
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (l)                    5,275,839        5,275,839
    Swedbank AB
       5.31%, due 10/1/07                           (l)                    2,637,919        2,637,919
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (l)                    2,637,919        2,637,919
    UBS AG
       5.285%, due 8/16/07                          (l)                    1,318,960        1,318,960
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (l)                    1,318,960        1,318,960
                                                                                       --------------
    Total Time Deposits
       (Cost $46,295,482)                                                                  46,295,482
                                                                                       --------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (1.5%)
    Federal Home Loan Bank (Discount Note)
       5.12%, due 8/15/07                                                    170,000          169,662
                                                                                       --------------
    Federal Home Loan Mortgage Corporation
       (Discount Notes)
       5.125%, due 8/6/07                                                    175,000          174,875
       5.16%, due 8/7/07                                                   2,745,000        2,742,639
                                                                                       --------------
                                                                                            2,917,514
                                                                                       --------------

    United States Treasury Bills
       4.836%, due 10/11/07                                                2,750,000        2,724,087
       4.846%, due 10/18/07                         (m)                      100,000           98,965
                                                                                       --------------
                                                                                            2,823,052
                                                                                       --------------
    Total U.S. Government & Federal Agencies
       (Cost $5,910,228)                                                                    5,910,228
                                                                                       --------------
    Total Short-Term Investments
       (Cost $74,285,822)                                                                  74,285,970
                                                                                       --------------
    Total Investments
       (Cost $431,970,732)                          (o)                        112.9%     454,774,418(p)

    Liabilities in Excess of
       Cash and Other Assets                                                   (12.9)     (52,127,151)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  402,647,267
                                                                         ===========   ==============

                                                                                         UNREALIZED
                                                                          CONTRACTS     DEPRECIATION
                                                                             LONG            (r)
                                                                         -----------   --------------
    FUTURES CONTRACTS (-0.0%)                       ++
    Standard & Poor's 500 Index
       Mini September 2007                                                        46   $     (139,152)
                                                                                       --------------
    Total Futures Contracts
       (Settlement Value $3,362,370)                (q)                                $     (139,152)
                                                                                       ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(e) Illiquid security. The total market value of these securities at July 31, 2007 is $182,500, which represents 0.0% of the Fund's net assets.

(f) This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(g) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2007 is $589,750.

(h) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(i)  Non-income producing security.

(j)  ADR - American Depositary Receipt.

(k) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  Segregated as collateral for futures contracts.

(n) Floating Rate Loan--generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.


(o)  The cost for federal income tax purposes is $432,785,953.

(p) At July 31, 2007 net unrealized appreciation was $21,988,465, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $35,025,727 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,037,262.

(q) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 54.0% of net assets.

(r) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2007.

MAINSTAY INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    LONG-TERM BONDS (97.8%)                         +
    ASSET-BACKED SECURITIES (1.0%)
    CREDIT CARDS (0.3%)
    Bank One Issuance Trust
       Series 2002-3, Class A3
       3.59%, due 5/17/10                                                $ 1,000,000   $      997,636
    Chase Issuance Trust
       Series 2005, Class A-10
       4.65%, due 12/17/12                                                   500,000          493,504
                                                                                       --------------
                                                                                            1,491,140
                                                                                       --------------
    FINANCE - OTHER (0.2%)
    Drive Auto Receivables Trust
       Series 2005-3, Class A4
       5.09%, due 6/17/13                           (a)                      250,000          248,933
    Equity One ABS, Inc.
       Series 2003-4, Class AF6
       4.833%, due 10/25/34                                                  250,000          246,145
    Residential Asset Mortgage Products, Inc.
       Series 2003-RZ5, Class A7
       4.97%, due 9/25/33                                                    245,121          241,033
    Saxon Asset Securities Trust
       Series 2003-1, Class AF5
       4.955%, due 6/25/33                                                    96,707           92,111
                                                                                       --------------
                                                                                              828,222
                                                                                       --------------
    HOME EQUITY (0.5%)
    Citicorp Residential Mortgage Securities, Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                                                 1,000,000          994,820
    JP Morgan Mortgage Acquisition Corp.
       Series 2007-HE1, Class AF3
       6.174%, due 4/1/37                                                    500,000          502,431
    Residential Funding Mortgage Securities II, Inc.
       Series 2007-HSA3, Class 1A3
       6.03%, due 5/25/37                                                    500,000          500,517
                                                                                       --------------
                                                                                            1,997,768
                                                                                       --------------
    TRANSPORTATION (0.0%)                           ++
    Continental Airlines, Inc.
       Series 1992-2, Class A1
       7.256%, due 3/15/20                                                    63,416           65,635
                                                                                       --------------
    Total Asset-Backed Securities
       (Cost $4,401,739)                                                                    4,382,765
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    CORPORATE BONDS (18.5%)
    OIL & GAS SERVICES (0.0%)                       ++
    Weatherford International, Inc.

       6.35%, due 6/15/17                           (a)                       50,000           51,024
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (0.0%)              ++
    Suncor Energy, Inc.
       6.50%, due 6/15/38                                                    100,000          101,927
                                                                                       --------------
    BANKS (3.0%)
    BAC Capital TRUST VI
       5.625%, due 3/8/35                                                    125,000          111,923
    Bank of America Corp.
       4.75%, due 8/1/15                                                     250,000          232,482
       5.25%, due 12/1/15                                                    200,000          192,241
       5.375%, due 6/15/14                                                   300,000          292,798
       5.42%, due 3/15/17                                                    500,000          476,293
       5.625%, due 10/14/16                                                  100,000           98,066
       5.875%, due 2/15/09                                                   250,000          252,377
    Bank of New York (The)
       3.80%, due 2/1/08                                                     350,000          347,152
    Bank One Corp.
       5.90%, due 11/15/11                                                   250,000          255,054
    BB&T Corp.
       5.20%, due 12/23/15                                                   200,000          191,698
       6.50%, due 8/1/11                                                     100,000          103,792
    Branch Banking & Trust Co.
       4.875%, due 1/15/13                                                   100,000           96,688
    Capital One Bank
       4.25%, due 12/1/08                                                    100,000           98,308
       5.125%, due 2/15/14                                                   100,000           95,599
    Citigroup, Inc.
       4.70%, due 5/29/15                                                    300,000          277,146
       4.875%, due 5/7/15                                                    350,000          325,409
       5.625%, due 8/27/12                                                   100,000          100,310
       5.875%, due 2/22/33                                                   600,000          564,898
    Fifth Third Bank
       4.75%, due 2/1/15                                                     250,000          233,671
    Fleet National Bank
       5.75%, due 1/15/09                                                    250,000          251,163
    HSBC Bank USA N.A.
       3.875%, due 9/15/09                                                   100,000           96,974
    JPMorgan Chase & Co.
       4.875%, due 3/15/14                                                   250,000          239,230
       5.15%, due 10/1/15                                                    500,000          470,694
       5.75%, due 1/2/13                                                     200,000          201,095
       5.875%, due 6/13/16                                                   150,000          150,244
       6.75%, due 2/1/11                                                     500,000          520,895
    Key Bank N.A.
       5.80%, due 7/1/14                                                     375,000          374,891
    Marshall & Ilsley Bank
       5.00%, due 1/17/17                                                    150,000          140,766
    MBNA America Bank N.A.
       5.375%, due 1/15/08                                                   300,000          299,789
    Mellon Funding Corp.
       5.00%, due 12/1/14                                                    250,000          241,630
    Mercantile Bankshares Corp.
       Series B
       4.625%, due 4/15/13                                                   100,000           94,720
    Mercantile-Safe Deposit & Trust Co.
       5.70%, due 11/15/11                                                    50,000           50,407
    National City Bank of Pennsylvania
       6.25%, due 3/15/11                                                    250,000          256,013

    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                                                   250,000          243,745
       7.375%, due 12/15/14                                                  350,000          371,359
    PNC Bank N.A.
       5.25%, due 1/15/17                                                     75,000           71,272
    PNC Funding Corp.
       7.50%, due 11/1/09                                                    100,000          104,564
    Popular North America, Inc.
       4.70%, due 6/30/09                                                    100,000           98,547
    Regions Financial Corp.
       7.00%, due 3/1/11                                                     110,000          115,875
    Sanwa Bank, Ltd.
       7.40%, due 6/15/11                                                    100,000          107,781
    State Street Bank & Trust Co.
       5.25%, due 10/15/18                                                   100,000           95,190
    SunTrust Banks, Inc.
       5.40%, due 4/1/20                                                     100,000           93,791
       5.45%, due 12/1/17                                                    100,000           95,724
    Swiss Bank Corp.
       7.75%, due 9/1/26                                                     100,000          120,348
    U.S. Bank N.A.
       4.80%, due 4/15/15                                                    100,000           93,670
       6.375%, due 8/1/11                                                    250,000          258,651
    UBS AG
       5.875%, due 7/15/16                                                   125,000          128,916
    Union Planters Corp.
       7.75%, due 3/1/11                                                     100,000          107,720
    UnionBanCal Corp.
       5.25%, due 12/16/13                                                   100,000           98,299
    Wachovia Bank N.A.
       4.875%, due 2/1/15                                                    450,000          421,718
       5.00%, due 8/15/15                                                     50,000           47,490
       5.60%, due 3/15/16                                                    200,000          195,188
    Wachovia Corp.
       5.25%, due 8/1/14                                                     100,000           96,594
       5.50%, due 8/1/35                                                     125,000          111,772
       6.25%, due 8/4/08                                                     250,000          250,490
    Washington Mutual Bank
       5.95%, due 5/20/13                                                    350,000          348,203
    Washington Mutual Financial Corp.
       6.875%, due 5/15/11                                                   100,000          104,791
    Washington Mutual, Inc.
       5.25%, due 9/15/17                                                    175,000          161,516
    Wells Fargo & Co.
       4.625%, due 8/9/10                                                    350,000          342,771
    Wells Fargo Bank N.A.
       5.75%, due 5/16/16                                                    350,000          346,412
       6.45%, due 2/1/11                                                     550,000          569,403
    Westdeutsche Landesbank/New York
       6.05%, due 1/15/09                                                    600,000          606,409
    World Savings Bank FSB
       4.125%, due 12/15/09                                                  100,000           97,912
    Zions Bancorp.
       5.50%, due 11/16/15                                                    75,000           72,218
                                                                                       --------------
                                                                                           13,712,755
                                                                                       --------------
    BEVERAGES (0.1%)
    PepsiCo., Inc.
       5.15%, due 5/15/12                                                    250,000          249,983
                                                                                       --------------

    COMPUTERS (0.0%)                                ++
    International Business Machines Corp.
       8.375%, due 11/1/19                                                   100,000          121,842
                                                                                       --------------
    CONSUMER (1.2%)
    Altria Group, Inc.
       7.65%, due 7/1/08                                                     100,000          101,807
    Anheuser-Busch Cos., Inc.
       5.95%, due 1/15/33                                                    250,000          235,650
    Archer-Daniels-Midland Co.
       5.375%, due 9/15/35                                                   175,000          155,884
    Avon Products, Inc.
       5.125%, due 1/15/11                                                    50,000           49,701
    Bunge Limited Finance Corp.
       5.35%, due 4/15/14                                                    100,000           95,616
    Campbell Soup Co.
       4.875%, due 10/1/13                                                   100,000           96,551
    Clorox Co. (The)
       5.00%, due 1/15/15                                                     50,000           47,658
    Coca-Cola Enterprises, Inc.
       7.00%, due 10/1/26                                                    100,000          108,533
       8.50%, due 2/1/22                                                     252,000          310,478
    ConAgra Foods, Inc.
       7.00%, due 10/1/28                                                    100,000          102,214
       7.875%, due 9/15/10                                                    67,000           71,470
    Coors Brewing Co.
       6.375%, due 5/15/12                                                     4,000            4,133
    Costco Wholesale Corp.
       5.50%, due 3/15/17                                                    100,000           98,019
    Federated Retail Holdings, Inc.
       5.35%, due 3/15/12                                                    125,000          124,136
    Fortune Brands, Inc.
       5.375%, due 1/15/16                                                   100,000           94,948
       5.875%, due 1/15/36                                                    25,000           22,451
    General Mills, Inc.
       5.70%, due 2/15/17                                                    100,000           98,411
       6.00%, due 2/15/12                                                     65,000           66,522
    H.J. Heinz Finance Co.
       6.625%, due 7/15/11                                                   300,000          310,047
    Hershey Co. (The)
       5.45%, due 9/1/16                                                     100,000           97,689
    Home Depot, Inc.
       5.40%, due 3/1/16                                                     200,000          187,319
       5.875%, due 12/16/36                                                  250,000          217,063
    J.C. Penney Co., Inc.
       6.875%, due 10/15/15                                                  150,000          154,761
       7.375%, due 8/15/08                                                   151,000          152,922
    Kellogg Co.
       Series B
       6.60%, due 4/1/11                                                     350,000          363,788
    Kimberly-Clark Corp.
       6.375%, due 1/1/28                                                    100,000           99,372
    Kohl's Corp.
       6.30%, due 3/1/11                                                     100,000          102,696
    Kraft Foods, Inc.
       5.25%, due 10/1/13                                                    100,000           95,473
       6.25%, due 6/1/12                                                     250,000          254,443
    Limited Brands, Inc.
       6.125%, due 12/1/12                                                    75,000           74,205
    Mohawk Industries, Inc.

       6.125%, due 1/15/16                                                   100,000          100,486
    Newell Rubbermaid, Inc.
       6.75%, due 3/15/12                                                     50,000           52,618
    Park Place Entertainment Corp.
       7.50%, due 9/1/09                                                     125,000          126,875
    Pepsi Bottling Holdings, Inc.
       5.625%, due 2/17/09                          (a)                      250,000          251,339
    Procter & Gamble Co. (The)
       4.85%, due 12/15/15                                                    75,000           71,694
       5.55%, due 3/5/37                                                     250,000          236,143
       5.80%, due 8/15/34                                                     75,000           72,906
    Sara Lee Corp.
       6.25%, due 9/15/11                                                    150,000          152,991
    Sysco Corp.
       5.375%, due 9/21/35                                                   100,000           87,518
    Tyson Foods, Inc.
       6.85%, due 4/1/16                                                      50,000           50,730
    Unilever Capital Corp.
       5.90%, due 11/15/32                                                   100,000           93,221
    Wm. Wrigley Jr. Co.
       4.65%, due 7/15/15                                                     50,000           46,176
                                                                                       --------------
                                                                                            5,336,657
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    Bear Stearns Cos., Inc. (The)
       5.50%, due 8/15/11                                                    100,000           97,689
    CIT Group, Inc.
       5.00%, due 2/13/14                                                    100,000           93,192
    Citigroup, Inc.
       5.50%, due 2/15/17                                                    150,000          144,667
    Lehman Brothers Holdings, Inc.
       5.00%, due 1/14/11                                                    100,000           97,684
    Merrill Lynch & Co., Inc.
       5.70%, due 5/2/17                                                     100,000           94,364
    Morgan Stanley
       6.75%, due 4/15/11                                                    100,000          103,538
    Morgan Stanley Capital I
       Series 2007-IQ14, Class AAB
       5.654%, due 4/15/49                                                   500,000          492,756
                                                                                       --------------
                                                                                            1,123,890
                                                                                       --------------
    ELECTRIC (1.4%)
    Alabama Power Co.
       5.55%, due 2/1/17                                                      50,000           49,369
    American Electric Power Co., Inc.
       Series C
       5.375%, due 3/15/10                                                   200,000          199,886
    Appalachian Power Co.
       Series H
       5.95%, due 5/15/33                                                    100,000           94,511
    Arizona Public Service Co.
       6.375%, due 10/15/11                                                  100,000          102,210
    CenterPoint Energy Houston Electric LLC
       Series K2
       6.95%, due 3/15/33                                                    100,000          108,121
    Consumers Energy Co.
       Series F
       4.00%, due 5/15/10                                                    250,000          240,763
    Dominion Resources, Inc.
       5.00%, due 3/15/13                                                    100,000           95,633

       5.15%, due 7/15/15                                                    100,000           94,963
       Series B
       6.25%, due 6/30/12                                                     90,000           92,080
    DTE Energy Co.
       7.05%, due 6/1/11                                                     250,000          260,545
    Duke Capital LLC
       6.75%, due 2/15/32                                                    125,000          123,653
    Duke Energy Corp.
       6.45%, due 10/15/32                                                   250,000          258,993
    Entergy Mississippi, Inc.
       5.15%, due 2/1/13                                                      75,000           72,506
    Exelon Corp.
       6.75%, due 5/1/11                                                     200,000          206,411
    FirstEnergy Corp.
       Series B
       6.45%, due 11/15/11                                                   250,000          257,948
       Series C
       7.375%, due 11/15/31                                                  125,000          135,890
    FPL Group Capital, Inc.
       7.375%, due 6/1/09                                                    250,000          258,840
    Georgia Power Co.
       5.65%, due 3/1/37                                                     100,000           93,271
    IES Utilities, Inc.
       Series B 6.75%, due 3/15/11                                           100,000          104,367
    Kansas City Power & Light Co.
       6.50%, due 11/15/11                                                    50,000           51,972
    MidAmerican Energy Holdings Co.
       5.875%, due 10/1/12                                                   100,000          101,424
       6.125%, due 4/1/36                                                    250,000          238,917
    MidAmerican Funding LLC
       6.75%, due 3/1/11                                                     100,000          104,326
    Nevada Power Co.
       6.50%, due 4/15/12                                                     50,000           50,899
    Niagara Mohawk Power Corp.
       7.75%, due 10/1/08                                                     50,000           51,292
    Ohio Power Co.
       Series K 6.00%, due 6/1/16                                             50,000           50,253
    Pacific Gas & Electric Co.
       6.05%, due 3/1/34                                                     250,000          242,724
    Peco Energy Co.
       5.95%, due 10/1/36                                                    100,000           98,278
    Pepco Holdings, Inc.
       6.45%, due 8/15/12                                                    100,000          102,791
       7.45%, due 8/15/32                                                    100,000          110,000
    Progress Energy, Inc.
       5.625%, due 1/15/16                                                    50,000           48,853
       6.85%, due 4/15/12                                                    400,000          419,493
    PSE&G Power LLC
       7.75%, due 4/15/11                                                    100,000          107,111
       8.625%, due 4/15/31                                                    50,000           61,165
    PSI Energy, Inc.
       5.00%, due 9/15/13                                                    100,000           96,661
    Public Service Electric & Gas Co.
       Series D
       5.25%, due 7/1/35                                                      50,000           44,174
    Puget Sound Energy, Inc.
       6.274%, due 3/15/37                                                   100,000           99,564
    San Diego Gas & Electric Co.
       5.35%, due 5/15/35                                                     25,000           22,732
    SCANA Corp.

        6.25%, due 2/1/12                                                    100,000          103,063
    Sempra Energy
       6.00%, due 2/1/13                                                     100,000          101,860
    Southern California Edison Co.
       5.00%, due 1/15/14                                                    100,000           96,294
       6.00%, due 1/15/34                                                    100,000           98,356
    Southern Power Co.
       Series B
       6.25%, due 7/15/12                                                    150,000          154,016
    Southern Power Co.
       4.875%, due 7/15/15                                                   100,000           93,181
    TXU Electric Delivery Co.
       6.375%, due 5/1/12                                                    100,000          102,336
       7.00%, due 9/1/22                                                     100,000          104,498
    Union Electric Co.
       4.65%, due 10/1/13                                                    100,000           93,496
       5.40%, due 2/1/16                                                     100,000           95,898
    Virginia Electric and Power Co.
       6.00%, due 1/15/36                                                    200,000          192,712
    Wisconsin Energy Corp.
       6.50%, due 4/1/11                                                     175,000          181,348
    Xcel Energy, Inc.
       6.50%, due 7/1/36                                                     100,000          102,964
                                                                                       --------------
                                                                                            6,472,611
                                                                                       --------------
    ENERGY (0.8%)
    Amerada Hess Corp.
       7.30%, due 8/15/31                                                    100,000          108,375
    Amoco Co.
       6.50%, due 8/1/07                                                     250,000          250,000
    Anadarko Finance Co.
       6.75%, due 5/1/11                                                     100,000          103,671
    Apache Corp.
       6.00%, due 1/15/37                                                    150,000          143,422
    Atmos Energy Corp.
       4.00%, due 10/15/09                                                   100,000           97,100
    Burlington Resources, Inc.
       7.375%, due 3/1/29                                                    104,000          116,951
    ConocoPhillips
       5.90%, due 10/15/32                                                   250,000          242,641
    Consolidated Edison Co. of New York, Inc.
       5.625%, due 7/1/12                                                    100,000          100,517
       6.20%, due 6/15/36                                                    100,000           99,644
    Constellation Energy Group, Inc.
       6.125%, due 9/1/09                                                    100,000          101,181
       7.60%, due 4/1/32                                                     100,000          110,697
    Consumers Energy Co.
       Series B
       5.375%, due 4/15/13                                                   100,000           98,896
    Cooper Industries, Inc.
       5.25%, due 11/15/12                                                    50,000           49,073
    Devon Energy Corp.
       7.95%, due 4/15/32                                                     50,000           58,504
    Energy Transfer Partners, L.P.
       5.95%, due 2/1/15                                                     130,000          126,293
    Enterprise Products Operating, L.P.
       Series B
       6.875%, due 3/1/33                                                    200,000          201,549
    Florida Power & Light Co.
       5.95%, due 10/1/33                                                    100,000           99,256

    Halliburton Co.
       5.50%, due 10/15/10                                                   100,000          100,221
    Hess Corp.
       6.65%, due 8/15/11                                                     50,000           51,962
    Kinder Morgan Energy Partners, L.P.
       5.80%, due 3/15/35                                                    250,000          217,899
       6.75%, due 3/15/11                                                    200,000          207,009
       7.125%, due 3/15/12                                                   150,000          157,874
    Kinder Morgan, Inc.
       5.15%, due 3/1/15                                                     100,000           86,750
    Marathon Oil Corp.
       6.80%, due 3/15/32                                                    100,000          105,814
    Northern States Power Co.
       6.875%, due 8/1/09                                                    100,000          102,653
    ONEOK Partners, L.P.
       6.15%, due 10/1/16                                                    125,000          124,521
    PPL Energy Supply LLC
       5.40%, due 8/15/14                                                    100,000           95,361
    Vulcan Materials Co.
       6.00%, due 4/1/09                                                     250,000          253,616
    XTO Energy, Inc.
       4.90%, due 2/1/14                                                      75,000           71,290
       6.10%, due 4/1/36                                                      60,000           56,374
       6.75%, due 8/1/37                                                     100,000          101,678
                                                                                       --------------
                                                                                            3,840,792
                                                                                       --------------
    FINANCE - OTHER (2.8%)
    American Express Co.
       5.50%, due 9/12/16                                                     75,000           72,713
    American Express Travel Related
       Services Co., Inc.
       Series E
       3.625%, due 2/20/09                                                   250,000          243,809
    Archstone-Smith Operating Trust
       5.25%, due 5/1/15                                                     100,000           95,907
    AvalonBay Communities, Inc.
       4.95%, due 3/15/13                                                    100,000           96,271
    Barrick Gold Finance Co.
       4.875%, due 11/15/14                                                   50,000           47,042
    Bear Stearns Cos., Inc. (The)
       5.35%, due 2/1/12                                                     100,000           97,507
       5.55%, due 1/22/17                                                    100,000           91,384
       5.70%, due 11/15/14                                                   250,000          239,993
    Boston Properties, Inc.
       6.25%, due 1/15/13                                                    100,000          103,122
    Brandywine Operating Partnership, L.P.
       4.50%, due 11/1/09                                                    125,000          122,309
    BRE Properties, Inc.
       5.75%, due 9/1/09                                                     100,000          100,264
    Camden Property Trust
       4.375%, due 1/15/10                                                   100,000           97,330
    Capital One Financial Corp.
       5.25%, due 2/21/17                                                    100,000           90,998
       6.15%, due 9/1/16                                                      75,000           72,858
    CarrAmerica Realty Corp.
       3.625%, due 4/1/09                                                     50,000           47,688
    Chelsea Property Group, Inc.
       6.00%, due 1/15/13                                                    100,000          101,615
    Colonial Realty, L.P.
       4.80%, due 4/1/11                                                      50,000           48,347
    Countrywide Financial Corp.

       6.25%, due 5/15/16                                                    200,000          188,061
    Countrywide Home Loans, Inc.
       3.25%, due 5/21/08                                                    250,000          244,787
    Credit Suisse First Boston USA, Inc.
       3.875%, due 1/15/09                                                   125,000          122,685
       4.875%, due 1/15/15                                                   350,000          329,913
       5.125%, due 1/15/14                                                   100,000           96,986
       5.25%, due 3/2/11                                                     100,000           99,426
       6.125%, due 11/15/11                                                  250,000          255,334
       6.50%, due 1/15/12                                                    250,000          259,368
    Deutsche Bank Financial, Inc.
       7.50%, due 4/25/09                                                    125,000          129,912
    Developers Diversified Realty Corp.
       3.875%, due 1/30/09                                                   100,000           97,495
       5.00%, due 5/3/10                                                      50,000           49,240
    Devon Financing Corp. LLC
       6.875%, due 9/30/11                                                   400,000          420,764
    ERP Operating, L.P.
       5.125%, due 3/15/16                                                    50,000           46,795
       5.375%, due 8/1/16                                                     50,000           47,549
       6.95%, due 3/2/11                                                     100,000          104,378
    Golden West Financial Corp.
       4.75%, due 10/1/12                                                    100,000           97,423
    Goldman Sachs Group, Inc. (The)
       4.75%, due 7/15/13                                                    250,000          236,087
       5.15%, due 1/15/14                                                    625,000          598,642
       5.35%, due 1/15/16                                                    350,000          331,342
       5.625%, due 1/15/17                                                   245,000          232,153
       5.70%, due 9/1/12                                                     450,000          447,459
       5.75%, due 10/1/16                                                    150,000          144,759
       6.45%, due 5/1/36                                                     100,000           94,750
    Goldman Sachs Group, L.P.
       5.00%, due 10/1/14                                                    100,000           94,073
    Hospitality Properties Trust
       5.125%, due 2/15/15                                                    50,000           47,013
    iStar Financial, Inc.
       5.65%, due 9/15/11                                                    150,000          147,597
    Kimco Realty Corp.
       5.783%, due 3/15/16                                                    50,000           49,192
    Lehman Brothers Holdings, Inc.
       5.25%, due 2/6/12                                                     250,000          243,927
       5.50%, due 4/4/16                                                     200,000          186,653
       5.75%, due 1/3/17                                                     100,000           93,456
       6.625%, due 1/18/12                                                   150,000          154,170
       7.00%, due 2/1/08                                                     250,000          251,441
    Liberty Property, L.P.
       5.125%, due 3/2/15                                                    100,000           96,137
       8.50%, due 8/1/10                                                     100,000          109,065
    Mack-Cali Realty, L.P.
       5.05%, due 4/15/10                                                    201,000          197,793
    Merrill Lynch & Co., Inc.
       Series C
       5.00%, due 1/15/15                                                    150,000          140,958
       Series B
       5.30%, due 9/30/15                                                    250,000          238,199
       5.77%, due 7/25/11                                                    200,000          202,056
       6.00%, due 2/17/09                                                    250,000          251,961
       6.05%, due 5/16/16                                                    175,000          172,641
       6.11%, due 1/29/37                                                    100,000           90,272
    Morgan Stanley

       3.625%, due 4/1/08                                                    250,000          246,921
       4.75%, due 4/1/14                                                     100,000           93,763
       5.375%, due 10/15/15                                                  275,000          265,579
       Series E
       5.45%, due 1/9/17                                                     225,000          213,840
       5.625%, due 1/9/12                                                    350,000          347,801
       6.25%, due 8/9/26                                                     100,000           95,499
       6.60%, due 4/1/12                                                     175,000          181,780
       6.75%, due 10/15/13                                                   175,000          183,841
    National Rural Utilities Cooperative
       Finance Corp.
       5.75%, due 8/28/09                                                    250,000          251,620
       Series C
       7.25%, due 3/1/12                                                      50,000           53,325
       8.00%, due 3/1/32                                                      75,000           90,546
    Pricoa Global Funding I
       4.20%, due 1/15/10                           (a)                      100,000           97,247
       4.625%, due 6/25/12                          (a)                      100,000           95,916
    Principal Life Income Funding Trust
       5.20%, due 11/15/10                                                    50,000           50,438
    ProLogis
       5.625%, due 11/15/15                                                   50,000           48,992
       5.625%, due 11/15/16                                                  100,000           97,456
    Regency Centers, L.P.
       5.25%, due 8/1/15                                                     100,000           95,903
    Residential Capital Corp.
       6.125%, due 11/21/08                                                  350,000          335,755
    Security Capital Group
       7.95%, due 5/15/08                                                     50,000           50,331
    Simon Property Group, L.P.
       3.75%, due 1/30/09                                                     50,000           48,791
       5.25%, due 12/1/16                                                    100,000           95,035
       5.375%, due 8/28/08                                                   100,000           99,367
       5.45%, due 3/15/13                                                    100,000           98,482
    SLM Corp.
       5.625%, due 8/1/33                                                    250,000          190,362
    Synovus Financial Corp.
       4.875%, due 2/15/13                                                    50,000           48,375
    Western Union Co. (The)
       5.93%, due 10/1/16                                                    130,000          127,384
                                                                                       --------------
                                                                                           12,815,418
                                                                                       --------------
    GAS (0.2%)
    AGL Capital Corp.
       4.45%, due 4/15/13                                                    100,000           93,373
    Anadarko Petroleum Corp.
       5.95%, due 9/15/16                                                    200,000          196,541
       6.45%, due 9/15/36                                                    150,000          144,839
    KeySpan Corp.
       4.65%, due 4/1/13                                                     100,000           96,179
    NiSource Finance Corp.
       6.15%, due 3/1/13                                                     175,000          177,242
    ONEOK, Inc.
       5.51%, due 2/16/08                                                    100,000          100,050
       7.125%, due 4/15/11                                                   100,000          105,049
                                                                                       --------------
                                                                                              913,273
                                                                                       --------------
    HOME BUILDERS (0.1%)
    D.R. Horton, Inc.
       4.875%, due 1/15/10                                                   100,000           94,686
       5.00%, due 1/15/09                                                    230,000          224,604

       8.00%, due 2/1/09                                                     100,000           99,602
                                                                                       --------------
                                                                                              418,892
                                                                                       --------------
    INDEPENDENT (1.3%)
    American General Finance Corp.
       Series H
       4.00%, due 3/15/11                                                    250,000          238,268
       Series I
       5.40%, due 12/1/15                                                    350,000          336,650
    Ameriprise Financial, Inc.
       5.35%, due 11/15/10                                                   100,000           99,810
    CIT Group, Inc.
       5.40%, due 1/30/16                                                    150,000          138,713
       5.65%, due 2/13/17                                                    100,000           93,668
       5.75%, due 9/25/07                                                    250,000          249,989
    CitiFinancial Credit Co.
       8.70%, due 6/15/10                                                    227,000          245,673
    CRH America, Inc.
       6.00%, due 9/30/16                                                    100,000           98,472
    General Electric Capital Corp.
       4.875%, due 10/21/10                                                  200,000          197,992
       5.00%, due 1/8/16                                                     375,000          356,636
       6.00%, due 6/15/12                                                  1,125,000        1,148,632
       Series A
       6.75%, due 3/15/32                                                    650,000          707,808
    HSBC Finance Corp.
       5.00%, due 6/30/15                                                    250,000          231,844
       5.50%, due 1/19/16                                                    750,000          713,220
       6.375%, due 10/15/11                                                  550,000          554,827
       6.40%, due 6/17/08                                                    250,000          252,125
    International Lease Finance Corp.
       Series O
       4.375%, due 11/1/09                                                   250,000          245,712
    Toll Brothers Finance Corp.
       5.15%, due 5/15/15                                                     50,000           43,655
                                                                                       --------------
                                                                                            5,953,694
                                                                                       --------------
    INSURANCE (1.1%)
    Ace INA Holdings, Inc.
       5.70%, due 2/15/17                                                     60,000           58,439
       5.875%, due 6/15/14                                                   105,000          104,298
    Aegon Funding Corp.
       5.75%, due 12/15/20                                                   100,000          100,768
    Aetna, Inc.
       6.00%, due 6/15/16                           (b)                       75,000           75,140
       7.875%, due 3/1/11                                                    100,000          107,942
    AIG SunAmerica Global Financing VI
       6.30%, due 5/10/11                           (a)                      250,000          257,782
    Allstate Corp. (The)
       5.00%, due 8/15/14                                                    275,000          265,058
       5.95%, due 4/1/36                                                      50,000           47,223
       7.20%, due 12/1/09                                                    100,000          104,271
    American International Group, Inc.
       4.70%, due 10/1/10                                                    100,000           98,695
       6.25%, due 5/1/36                                                     200,000          202,117
    Aon Corp.
       7.375%, due 12/14/12                                                  100,000          106,712
    Assurant, Inc.
       5.625%, due 2/15/14                                                   100,000           96,710
    Berkshire Hathaway Finance Corp.

       4.85%, due 1/15/15                                                    400,000          383,311
    Chubb Corp.
       5.20%, due 4/1/13                                                     100,000           98,043
    CIGNA Corp.
       7.00%, due 1/15/11                                                    125,000          130,897
    Everest Reinsurance Holdings, Inc.
       8.75%, due 3/15/10                                                    100,000          107,280
    Genworth Financial, Inc.
       Class A
       4.95%, due 10/1/15                                                     75,000           70,353
       5.75%, due 6/15/14                                                     50,000           49,807
    Hartford Financial Services Group, Inc. (The)
       5.50%, due 10/15/16                                                    75,000           73,649
       5.55%, due 8/16/08                                                    100,000          100,145
       7.90%, due 6/15/10                                                    100,000          106,952
    Hartford Life Global Funding Trusts
       5.20%, due 2/15/11                                                    100,000           99,121
    Lincoln National Corp.
       4.75%, due 2/15/14                                                    150,000          142,241
    Marsh & McLennan Cos., Inc.
       5.375%, due 7/15/14                                                   100,000           94,173
    MetLife, Inc.
       5.00%, due 11/24/13                                                    50,000           48,452
       5.00%, due 6/15/15                                                    225,000          213,487
       5.70%, due 6/15/35                                                    100,000           91,838
       6.125%, due 12/1/11                                                   100,000          102,624
    Nationwide Financial Services, Inc.
       5.10%, due 10/1/15                                                     25,000           23,996
    Principal Financial Group, Inc.
       6.05%, due 10/15/36                                                   100,000           96,928
    Progressive Corp. (The)
       6.25%, due 12/1/32                                                     50,000           50,312
    Protective Life Corp.
       4.875%, due 11/1/14                                                   100,000           95,614
    Prudential Financial, Inc.
       Series B
       5.10%, due 9/20/14                                                    100,000           96,276
       5.70%, due 12/14/36                                                   100,000           90,652
    SAFECO Corp.
       4.20%, due 2/1/08                                                     100,000           99,482
    St Paul Travelers Cos., Inc. (The)
       5.50%, due 12/1/15                                                    100,000           97,687
       6.75%, due 6/20/36                                                     75,000           79,365
    Travelers Property Casualty Corp.
       5.00%, due 3/15/13                                                    100,000           97,494
    UnitedHealth Group, Inc.
       5.00%, due 8/15/14                                                    200,000          190,829
       5.375%, due 3/15/16                                                   100,000           96,356
    WellPoint, Inc.
       5.95%, due 12/15/34                                                   250,000          234,008
                                                                                       --------------
                                                                                            4,886,527
                                                                                       --------------
    MACHINERY - CONSTRUCTION & MINING (0.1%)
    Caterpillar, Inc.
       6.05%, due 8/15/36                                                    313,000          305,471
                                                                                       --------------
    MACHINERY - DIVERSIFIED (0.0%)                  ++
    Deere & Co.
       6.95%, due 4/25/14                                                     50,000           53,270

       7.125%, due 3/3/31                                                    125,000          138,722
                                                                                       --------------
                                                                                              191,992
                                                                                       --------------
    MANUFACTURING (1.9%)
    3M Co.
       5.70%, due 3/15/37                                                    100,000           96,532
    Alcoa, Inc.
       5.95%, due 2/1/37                                                     100,000           93,689
    American Standard, Inc.
       7.375%, due 2/1/08                                                     50,000           50,335
    Black & Decker Corp.
       4.75%, due 11/1/14                                                     50,000           46,041
    Boeing Co. (The)
       6.125%, due 2/15/33                                                   250,000          256,365
    Bottling Group LLC
       5.50%, due 4/1/16                                                     100,000           97,838
    Centex Corp.
       6.50%, due 5/1/16                                                      50,000           45,573
       7.50%, due 1/15/12                                                    100,000          100,818
    Computer Sciences Corp.
       5.00%, due 2/15/13                                                    100,000           94,465
    CRH America, Inc.
       5.30%, due 10/15/13                                                   100,000           95,047
    DaimlerChrysler NA Holding Corp.
       4.05%, due 6/4/08                                                     250,000          246,386
       4.875%, due 6/15/10                                                   100,000           98,065
       7.75%, due 1/18/11                                                    150,000          159,345
       8.50%, due 1/18/31                                                    300,000          371,285
    Dover Corp.
       5.375%, due 10/15/35                                                   50,000           44,897
    Dow Chemical Co. (The)
       6.00%, due 10/1/12                                                    200,000          203,658
       8.55%, due 10/15/09                                                    50,000           53,128
    E.I. du Pont de Nemours & Co.
       4.75%, due 11/15/12                                                   280,000          270,227
    Eastman Chemical Co.
       7.25%, due 1/15/24                                                    100,000          103,107
    Electronic Data Systems Corp.
       Series B
       6.50%, due 8/1/13                                                     100,000           97,966
    Emerson Electric Co.
       7.125%, due 8/15/10                                                   250,000          263,165
    First Data Corp.
       4.70%, due 8/1/13                                                     100,000           95,861
    General Dynamics Corp.
       4.25%, due 5/15/13                                                    100,000           93,902
    Goodrich Corp.
       7.00%, due 4/15/38                                                     50,000           52,679
    Hewlett-Packard Co.
       3.625%, due 3/15/08                                                   250,000          247,340
       5.25%, due 3/1/12                                                     100,000           98,797
    Honeywell International, Inc.
       5.40%, due 3/15/16                                                     50,000           49,287
       7.50%, due 3/1/10                                                     100,000          105,744
    ICI Wilmington, Inc.
       4.375%, due 12/1/08                                                   100,000           98,308
    International Business Machines Corp.
       4.25%, due 9/15/09                                                    150,000          147,296
       5.875%, due 11/29/32                                                  100,000           99,015
       6.50%, due 1/15/28                                                    100,000          105,842

       7.50%, due 6/15/13                                                    100,000          109,504
    International Paper Co.
       5.25%, due 4/1/16                                                     100,000           92,310
       5.85%, due 10/30/12                                                    25,000           24,900
    John Deere Capital Corp.
       7.00%, due 3/15/12                                                    250,000          265,531
    Johnson Controls, Inc.
       5.50%, due 1/15/16                                                     50,000           48,264
       6.00%, due 1/15/36                                                     50,000           47,393
    Lennar Corp.
       Series B
       5.125%, due 10/1/10                                                   100,000           96,405
       Series B
       5.60%, due 5/31/15                                                     50,000           45,205
    Litton Industries, Inc.
       8.00%, due 10/15/09                                                   100,000          105,684
    Lockheed Martin Corp.
       6.15%, due 9/1/36                                                      50,000           49,863
       7.65%, due 5/1/16                                                     250,000          284,325
    Lubrizol Corp.
       5.50%, due 10/1/14                                                    100,000           94,709
    Masco Corp.
       4.80%, due 6/15/15                                                    200,000          179,688
    MDC Holdings, Inc.
       5.375%, due 7/1/15                                                     50,000           44,526
    MeadWestvaco Corp.
       6.85%, due 4/1/12                                                     100,000          102,382
    Medtronic, Inc.
       Series B
       4.75%, due 9/15/15                                                     50,000           45,816
    Minnesota Mining & Manufacturing Co.
       6.375%, due 2/15/28                                                   100,000          105,230
    Monsanto Co.
       7.375%, due 8/15/12                                                   100,000          107,684
    Motorola, Inc.
       7.50%, due 5/15/25                                                    100,000          104,340
    Newmont Mining Corp.
       8.625%, due 5/15/11                                                    50,000           55,359
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                                   100,000          105,184
       7.75%, due 2/15/31                                                     50,000           60,521
       7.875%, due 3/1/26                                                    100,000          120,178
    Owens Corning, Inc.
       6.50%, due 12/1/16                                                    100,000           98,958
    Pepsi Bottling Group, Inc.
       7.00%, due 3/1/29                                                      60,000           66,351
    Pitney Bowes, Inc.
       3.875%, due 6/15/13                                                   150,000          136,110
    Praxair, Inc.
       3.95%, due 6/1/13                                                     100,000           92,603
    Pulte Homes, Inc.
       7.875%, due 8/1/11                                                    300,000          303,818
    Raytheon Co.
       5.50%, due 11/15/12                                                   100,000          100,178
       6.40%, due 12/15/18                                                   350,000          362,405
    Rohm & Haas Co.
       7.85%, due 7/15/29                                                    100,000          111,509
    Textron Financial Corp.
       4.125%, due 3/3/08                                                    125,000          124,171
    Textron, Inc.

       4.50%, due 8/1/10                                                     100,000           98,427
    Toyota Motor Credit Corp.
       4.25%, due 3/15/10                                                    100,000           98,538
       5.45%, due 5/18/11                                                    150,000          152,611
    United Technologies Corp.
       4.875%, due 5/1/15                                                    100,000           95,046
       5.40%, due 5/1/35                                                     100,000           90,960
       6.35%, due 3/1/11                                                     250,000          257,974
    Weyerhaeuser Co.
       6.75%, due 3/15/12                                                    200,000          205,074
       7.375%, due 3/15/32                                                   100,000           98,745
                                                                                       --------------
                                                                                            8,870,482
                                                                                       --------------
    MEDIA (0.1%)
    Time Warner Cable, Inc.
       6.55%, due 5/1/37                            (a)                      175,000          167,152
    Viacom, Inc.
       5.75%, due 4/30/11                                                     50,000           49,826
                                                                                       --------------
                                                                                              216,978
                                                                                       --------------
    MINING (0.0%)                                   ++
    Alcoa, Inc.
       5.72%, due 2/23/19                                                    187,000          180,860
                                                                                       --------------
    MISCELLANEOUS - MANUFACTURING (0.0%)            ++
    Honeywell International, Inc.
       5.625%, due 8/1/12                                                     50,000           50,377
       5.70%, due 3/15/37                                                     50,000           46,434
                                                                                       --------------
                                                                                               96,811
                                                                                       --------------
    OIL & GAS (0.1%)
    Valero Energy Corp.
       6.625%, due 6/15/37                                                   100,000           99,535
       7.50%, due 4/15/32                                                    100,000          108,813
                                                                                       --------------
                                                                                              208,348
                                                                                       --------------
    PHARMACEUTICALS (0.0%)                          ++
    Cardinal Health, Inc.
       6.00%, due 6/15/17                           (a)                      100,000           99,475
       6.25%, due 7/15/08                                                    100,000          100,548
                                                                                       --------------
                                                                                              200,023
                                                                                       --------------
    PIPELINES (0.1%)
    Plains All American Pipeline, L.P./
       PAA Finance Corp.
       6.65%, due 1/15/37                                                     65,000           64,088
    Tennessee Gas Pipeline Co.
       7.50%, due 4/1/17                                                     300,000          324,052
                                                                                       --------------
                                                                                              388,140
                                                                                       --------------
    RETAIL (0.1%)
    CVS Caremark Corp.
       6.25%, due 6/1/27                                                     175,000          166,957
    Federated Department Stores, Inc.
       6.30%, due 4/1/09                                                     100,000          100,778
                                                                                       --------------
                                                                                              267,735
                                                                                       --------------
    SERVICE (2.5%)
    Abbott Laboratories
       5.875%, due 5/15/16                                                   200,000          200,047
    Allergan, Inc.

       5.75%, due 4/1/16                                                      50,000           49,928
    Amgen, Inc.
       4.85%, due 11/18/14                                                   100,000           94,061
    AT&T, Inc.
       6.80%, due 5/15/36                                                    265,000          274,339
    Baxter International, Inc.
       4.625%, due 3/15/15                                                    50,000           46,644
       5.90%, due 9/1/16                                                     100,000          100,203
    Belo Corp.
       8.00%, due 11/1/08                                                    100,000          102,491
    Boston Scientific Corp.
       6.25%, due 11/15/15                                                    50,000           44,295
    Bristol-Myers Squibb Co.
       5.875%, due 11/15/36                                                  150,000          139,437
       7.15%, due 6/15/23                                                     50,000           55,083
    Cisco Systems, Inc.
       5.50%, due 2/22/16                                                    275,000          270,032
    Clear Channel Communications, Inc.
       5.50%, due 9/15/14                                                    100,000           78,433
       6.875%, due 6/15/18                                                   100,000           80,839
    Comcast Cable Communications Holdings, Inc.
       8.375%, due 3/15/13                                                   250,000          278,889
    Comcast Cable Communications, Inc.
       7.125%, due 6/15/13                                                   400,000          422,869
    Comcast Corp.
       4.95%, due 6/15/16                                                    100,000           91,220
       5.65%, due 6/15/35                                                    200,000          171,053
       6.45%, due 3/15/37                                                    250,000          237,788
    Cox Communications, Inc.
       3.875%, due 10/1/08                                                    40,000           39,229
       5.45%, due 12/15/14                                                   100,000           95,347
       7.125%, due 10/1/12                                                   200,000          208,712
    CVS Corp.
       4.875%, due 9/15/14                                                    50,000           46,698
    Eli Lilly & Co.
       4.50%, due 3/15/18                                                    100,000           90,111
       7.125%, due 6/1/25                                                    100,000          112,145
    Federated Department Stores, Inc.
       6.625%, due 9/1/08                                                    100,000          100,565
    Gannett Co., Inc.
       5.75%, due 6/1/11                                                     100,000          100,660
    Genentech, Inc.
       4.75%, due 7/15/15                                                    100,000           93,464
    GlaxoSmithKline Capital, Inc.
       4.375%, due 4/15/14                                                   200,000          186,990
    Harrah's Operating Co., Inc.
       5.375%, due 12/15/13                                                  100,000           75,000
       5.625%, due 6/1/15                                                     50,000           36,250
    Hillenbrand Industries, Inc.
       4.50%, due 6/15/09                                                    130,000          128,139
    Historic TW, Inc.
       6.625%, due 5/15/29                                                   250,000          242,111
       6.95%, due 1/15/28                                                    200,000          200,946
    Johnson & Johnson
       6.95%, due 9/1/29                                                     100,000          116,278
    Kroger Co. (The)
       5.50%, due 2/1/13                                                     250,000          245,418
    Lowe's Cos., Inc.
       6.875%, due 2/15/28                                                   100,000          104,204
    Marriott International, Inc.

       4.625%, due 6/15/12                                                    50,000           47,447
    May Department Stores Co. (The)
       5.95%, due 11/1/08                                                     50,000           49,916
       6.65%, due 7/15/24                                                     50,000           43,667
       6.70%, due 9/15/28                                                    100,000           87,021
    McKesson Corp.
       5.70%, due 3/1/17                                                      50,000           47,864
    Merck & Co., Inc.
       4.75%, due 3/1/15                                                     250,000          233,929
    News America, Inc.
       5.30%, due 12/15/14                                                   300,000          287,790
       6.40%, due 12/15/35                                                   175,000          164,358
       7.25%, due 5/18/18                                                    100,000          106,779
    Oracle Corp.
       5.00%, due 1/15/11                                                    200,000          197,345
       5.25%, due 1/15/16                                                    100,000           95,720
    Pfizer, Inc.
       4.65%, due 3/1/18                                                     300,000          277,018
    Quest Diagnostics, Inc.
       5.125%, due 11/1/10                                                    50,000           49,161
       7.50%, due 7/12/11                                                     50,000           53,018
    R.R. Donnelley & Sons Co.
       5.50%, due 5/15/15                                                    100,000           92,772
    Republic Services, Inc.
       6.75%, due 8/15/11                                                     50,000           52,177
    Safeway, Inc.
       5.80%, due 8/15/12                                                    200,000          200,859
    Schering-Plough Corp.
       6.75%, due 12/1/33                                                    100,000          107,957
    Science Applications International Corp.
       6.25%, due 7/1/12                                                     100,000          103,314
    Target Corp.
       5.875%, due 3/1/12                                                    250,000          251,398
       6.35%, due 11/1/32                                                    150,000          145,848
    Teva Pharmaceutical Finance LLC
       6.15%, due 2/1/36                                                      50,000           46,072
    Time Warner, Inc.
       6.75%, due 4/15/11                                                    250,000          259,107
       6.875%, due 5/1/12                                                    175,000          182,670
       7.625%, due 4/15/31                                                   375,000          400,236
    Viacom, Inc.
       5.50%, due 5/15/33                                                    100,000           81,383
       5.625%, due 8/15/12                                                   350,000          344,129
       6.875%, due 4/30/36                                                   250,000          235,098
    Wal-Mart Stores, Inc.
       4.75%, due 8/15/10                                                    150,000          148,125
       5.25%, due 9/1/35                                                     350,000          306,010
       6.875%, due 8/10/09                                                   250,000          258,795
    Walt Disney Co. (The)
       Series B
       5.875%, due 12/15/17                                                  125,000          125,085
       6.375%, due 3/1/12                                                    250,000          260,785
    Waste Management, Inc.
       5.00%, due 3/15/14                                                     50,000           47,420
       7.125%, due 12/15/17                                                  100,000          106,044
    WellPoint, Inc.
       6.80%, due 8/1/12                                                     100,000          105,430
    Wyeth
       5.50%, due 3/15/13                                                    250,000          249,045
       5.50%, due 2/1/14                                                      50,000           49,183

       6.00%, due 2/15/36                                                    200,000          188,569
       6.45%, due 2/1/24                                                     100,000          104,137
    Wyndham Worldwide Corp.
       6.00%, due 12/1/16                                                     50,000           47,364
    Xerox Corp.
       6.40%, due 3/15/16                                                    160,000          158,693
                                                                                       --------------
                                                                                           11,358,656
                                                                                       --------------
    TELECOM (1.0%)
    ALLTEL Corp.
       7.00%, due 7/1/12                                                     250,000          227,232
    BellSouth Corp.
       5.20%, due 9/15/14                                                    100,000           95,281
       6.00%, due 11/15/34                                                   100,000           93,567
       6.875%, due 10/15/31                                                  250,000          255,897
    CenturyTel, Inc.
       Series F
       6.30%, due 1/15/08                                                    100,000          100,272
       Series H
       8.375%, due 10/15/10                                                  100,000          107,723
    Cingular Wireless LLC
       6.50%, due 12/15/11                                                   100,000          103,623
    Embarq Corp.
       7.995%, due 6/1/36                                                    200,000          197,503
    Harris Corp.
       5.00%, due 10/1/15                                                     50,000           46,806
    New Cingular Wireless Services, Inc.
       8.125%, due 5/1/12                                                    100,000          110,153
       8.75%, due 3/1/31                                                     100,000          123,758
    SBC Communications, Inc.
       5.10%, due 9/15/14                                                    700,000          662,962
       5.875%, due 2/1/12                                                    100,000          100,756
       6.15%, due 9/15/34                                                    250,000          239,628
    Sprint Capital Corp.
       6.875%, due 11/15/28                                                  300,000          280,894
       7.625%, due 1/30/11                                                   100,000          105,140
       8.375%, due 3/15/12                                                   500,000          547,595
       8.75%, due 3/15/32                                                    100,000          109,891
    Verizon Communications, Inc.
       6.25%, due 4/1/37                                                      65,000           62,407
    Verizon Global Funding Corp.
       5.85%, due 9/15/35                                                    200,000          183,150
       7.75%, due 12/1/30                                                    350,000          386,553
    Verizon Pennsylvania, Inc.
       Series A
       5.65%, due 11/15/11                                                   250,000          250,899
                                                                                       --------------
                                                                                            4,391,690
                                                                                       --------------
    TRANSPORTATION (0.3%)
    Burlington Northern Santa Fe Corp.
       6.15%, due 5/1/37                                                      75,000           71,080
       6.20%, due 8/15/36                                                     50,000           47,060
       6.75%, due 7/15/11                                                    100,000          104,757
       7.125%, due 12/15/10                                                  100,000          105,748
    CSX Corp.
       6.30%, due 3/15/12                                                    100,000          102,032
    CSX Transportation, Inc.
       7.875%, due 5/15/43                                                   100,000          114,258
    Norfolk Southern Corp.
       6.00%, due 4/30/08                                                    100,000          100,190

       7.05%, due 5/1/37                                                     100,000          104,129
       7.25%, due 2/15/31                                                    100,000          107,140
    Southwest Airlines Co.
       5.25%, due 10/1/14                                                     75,000           70,016
    TTX Co.
       5.00%, due 4/1/12                            (a)                      100,000           98,296
    Union Pacific Corp.
       5.375%, due 5/1/14                                                    250,000          238,843
       6.125%, due 1/15/12                                                   100,000          102,054
       6.65%, due 1/15/11                                                    100,000          103,116
       7.00%, due 2/1/16                                                      50,000           52,816
                                                                                       --------------
                                                                                            1,521,535
                                                                                       --------------
    Total Corporate Bonds
       (Cost $86,519,954)                                                                  84,198,006
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    FOREIGN BONDS (3.6%)
    BANKS (0.5%)
    Abbey National PLC
       7.95%, due 10/26/29                                                   100,000          120,178
    Bank of Tokyo-Mitsubishi, Ltd. (The)
       8.40%, due 4/15/10                                                    100,000          107,571
    HSBC Holdings PLC
       7.50%, due 7/15/09                                                    250,000          260,146
    International Bank of
       Reconstruction & Development
       (zero coupon), due 3/11/31                                            504,000          140,394
    Kreditanstalt fuer Wiederaufbau
       3.375%, due 1/23/08                                                   550,000          544,452
    Landwirtschaftliche Rentenbank
       Series 5
       3.25%, due 6/16/08                                                    250,000          245,724
    Royal Bank of Canada
       5.65%, due 7/20/11                                                    150,000          151,841
    Royal Bank of Scotland Group PLC
       5.00%, due 11/12/13                                                   100,000           98,595
       5.05%, due 1/8/15                                                     100,000           97,640
    Svensk Exportkredit AB
       5.125%, due 3/1/17                                                    200,000          194,841
    UFJ Finance Aruba AEC
       6.75%, due 7/15/13                                                    100,000          103,970
    Westpac Banking Corp.
       4.625%, due 6/1/18                                                     50,000           45,622
                                                                                       --------------
                                                                                            2,110,974
                                                                                       --------------
    CONSUMER (0.1%)
    Diageo Capital PLC
       3.375%, due 3/20/08                                                   250,000          246,665
       5.125%, due 1/30/12                                                   100,000           98,272
       5.875%, due 9/30/36                                                   150,000          140,294
                                                                                       --------------
                                                                                              485,231
                                                                                       --------------
    ELECTRIC (0.0%)                                 ++
    Scottish Power PLC
       5.375%, due 3/15/15                                                   100,000           98,347
                                                                                       --------------
    ENERGY (0.2%)
    Apache Finance Canada Corp.
       4.375%, due 5/15/15                                                   100,000           92,199

    Canadian Natural Resources, Ltd.
       5.45%, due 10/1/12                                                    100,000           99,451
       5.85%, due 2/1/35                                                     105,000           95,735
       6.50%, due 2/15/37                                                     75,000           73,971
    EnCana Corp.
       6.50%, due 8/15/34                                                     85,000           86,018
    Norsk Hydro ASA
       7.75%, due 6/15/23                                                    125,000          147,515
    Talisman Energy, Inc.
       6.25%, due 2/1/38                                                      55,000           51,760
    Transocean, Inc.
       7.375%, due 4/15/18                                                   100,000          108,754
                                                                                       --------------
                                                                                              755,403
                                                                                       --------------
    FINANCE - OTHER (0.1%)
    Banque Paribas/New York
       6.875%, due 3/1/09                                                    310,000          317,449
                                                                                       --------------
    FOREIGN SOVEREIGN (1.0%)
    Canadian Government
       5.25%, due 11/5/08                                                    500,000          501,529
    Malaysian Government
       7.50%, due 7/15/11                                                    100,000          106,565
    Republic of Chile
       5.50%, due 1/15/13                                                    100,000           99,440
    Republic of Italy
       5.625%, due 6/15/12                                                   750,000          766,665
       6.875%, due 9/27/23                                                   750,000          831,547
    Republic of Korea
       8.875%, due 4/15/08                                                   250,000          256,319
    Republic of Poland
       5.25%, due 1/15/14                                                    100,000           99,071
    Republic of South Africa
       7.375%, due 4/25/12                                                   100,000          106,250
    United Mexican States
       Series A
       5.875%, due 1/15/14                                                   750,000          752,250
       6.375%, due 1/16/13                                                   550,000          568,150
       6.75%, due 9/27/34                                                    150,000          157,500
       7.50%, due 1/14/12                                                    250,000          267,500
                                                                                       --------------
                                                                                            4,512,786
                                                                                       --------------
    GAS (0.0%)                                      ++
    Weatherford International, Inc.
       4.95%, due 10/15/13                          (a)                      100,000           94,648
                                                                                       --------------
    INDEPENDENT (0.2%)
    CIT Group Co. of Canada
       5.20%, due 6/1/15                                                     300,000          274,419
    ConocoPhilips Canada Funding Co.
       5.625%, due 10/15/16                                                  250,000          246,192
    Rio Tinto Finance USA, Ltd.
       2.625%, due 9/30/08                                                   250,000          242,117
                                                                                       --------------
                                                                                              762,728
                                                                                       --------------
    INSURANCE (0.0%)                                ++
    Axa
       8.60%, due 12/15/30                                                   105,000          124,505
    XL Capital, Ltd.
       5.25%, due 9/15/14                                                     50,000           47,818

                                                                                       --------------
                                                                                              172,323
                                                                                       --------------
    MANUFACTURING (0.2%)
    Alcan, Inc.
       5.00%, due 6/1/15                                                     100,000           94,904
    BHP Billiton Finance USA, Ltd.
       4.80%, due 4/15/13                                                    100,000           95,885
       5.25%, due 12/15/15                                                   100,000           95,629
    Celulosa Arauco y Constitucion S.A.
       5.625%, due 4/20/15                                                    50,000           47,594
    Falconbridge, Ltd.
       5.50%, due 6/15/17                                                     50,000           47,889
    Hanson PLC
       6.125%, due 8/15/16                                                   100,000          102,089
    Ingersoll-Rand Co.
       4.75%, due 5/15/15                                                     50,000           45,557
    Lafarge S.A.
       6.50%, due 7/15/16                                                     50,000           50,592
       7.125%, due 7/15/36                                                    50,000           51,874
    Potash Corp.
       7.75%, due 5/31/11                                                    140,000          150,458
    Vale Overseas, Ltd.
       6.25%, due 1/23/17                                                    400,000          395,944
                                                                                       --------------
                                                                                            1,178,415
                                                                                       --------------
    REGIONAL GOVERNMENT (0.4%)
    Hydro-Quebec
       Series JL
       6.30%, due 5/11/11                                                    250,000          259,528
    Korea Development Bank
       4.25%, due 11/13/07                                                   100,000           99,603
    Province of British Columbia
       5.375%, due 10/29/08                                                  250,000          250,994
    Province of Manitoba
       5.50%, due 10/1/08                                                    250,000          251,282
    Province of Quebec
       4.60%, due 5/26/15                                                    500,000          474,616
       Series NJ
       7.50%, due 7/15/23                                                    302,000          358,583
                                                                                       --------------
                                                                                            1,694,606
                                                                                       --------------
    SERVICE (0.0%)                                  ++
    Thomson Corp. (The)
       6.20%, due 1/5/12                                                     100,000          102,426
    Waste Management, Inc.
       7.75%, due 5/15/32                                                     75,000           82,222
                                                                                       --------------
                                                                                              184,648
                                                                                       --------------
    TELECOM (0.9%)
    America Movil S.A. de C.V.
       5.75%, due 1/15/15                                                    125,000          119,854
    British Telecommunications PLC
       8.625%, due 12/15/10                                                  200,000          219,232
       9.125%, due 12/15/30                                                  100,000          130,930
    Deutsche Telekom International Finance B.V.
       5.25%, due 7/22/13                                                    100,000           96,407
       5.75%, due 3/23/16                                                    200,000          193,721
       8.00%, due 6/15/10                                                    350,000          373,873
       9.25%, due 6/1/32                                                     100,000          131,735
    France Telecom S.A.


       8.50%, due 3/1/31                                                     250,000          313,220
    Koninklijke (Royal) KPN N.V.
       8.00%, due 10/1/10                                                    100,000          107,164
    Telecom Italia Capital S.A.
       4.875%, due 10/1/10                                                   300,000          293,366
       4.95%, due 9/30/14                                                    150,000          138,675
       6.00%, due 9/30/34                                                    100,000           88,171
       6.375%, due 11/15/33                                                  100,000           92,230
    Telefonica Emisones SAU
       7.045%, due 6/20/36                                                   100,000          101,845
    Telefonica Europe B.V.
       7.75%, due 9/15/10                                                    250,000          264,452
       8.25%, due 9/15/30                                                    100,000          114,255
    Telefonos de Mexico S.A. de C.V.
       4.50%, due 11/19/08                                                   100,000           98,512
    Vodafone Group PLC
       6.15%, due 2/27/37                                                     75,000           68,589
       7.75%, due 2/15/10                                                    850,000          892,663
       7.875%, due 2/15/30                                                   100,000          110,743
                                                                                       --------------
                                                                                            3,949,637
                                                                                       --------------
    TRANSPORTATION (0.0%)                           ++
    Canadian National Railway Co.
       6.20%, due 6/1/36                                                     100,000           97,681
                                                                                       --------------
    Total Foreign Bonds
       (Cost $16,607,889)                                                                  16,414,876
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    MORTGAGE-BACKED SECURITIES (0.2%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
    Bear Stearns Commercial Mortgage Securities
       Series 2006-PW13, Class A3
       5.518%, due 9/11/41                                                   500,000          493,464
    Merrill Lynch/Countrywide Commercial
       Mortgage Trust
       Series 2006-3, Class A4
       5.414%, due 7/12/46                                                   500,000          482,128
                                                                                       --------------
    Total Mortgage-Backed Securities
       (Cost $996,074)                                                                        975,592
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (73.8%)
    FEDERAL HOME LOAN BANK (1.5%)
       4.25%, due 5/15/09                           (b)                    2,000,000        1,976,998
       4.875%, due 5/14/10                                                 5,000,000        4,985,790
                                                                                       --------------
                                                                                            6,962,788
                                                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (7.6%)
       4.00%, due 12/15/09                                                 3,250,000        3,180,645

       4.125%, due 7/12/10                                                 1,085,000        1,059,084
       4.50%, due 7/15/13                                                  1,000,000          964,643
       4.50%, due 1/15/15                                                  2,000,000        1,906,294
       4.50%, due 4/1/20                                                   2,109,660        2,016,374
       4.875%, due 2/9/10                           (b)                    1,500,000        1,496,558
       5.00%, due 7/15/14                                                  1,000,000          988,524
       5.00%, due 11/1/21                                                  1,482,963        1,437,346
&      5.00%, due 6/1/37                                                  17,466,004       16,382,153
       5.50%, due 9/25/13                                                    250,000          248,504
       5.50%, due 6/1/37                                                   1,998,027        1,930,234
       6.00%, due 8/1/37                            TBA (c)                1,000,000          991,875
       6.25%, due 7/15/32                                                  1,500,000        1,636,676
       7.00%, due 11/1/36                                                    377,032          387,200
                                                                                       --------------
                                                                                           34,626,110
                                                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORP.
       (MORTGAGE PASS-THROUGH SECURITIES) (7.9%)
       4.00%, due 8/1/20                                                   2,739,769        2,545,133
       4.50%, due 11/1/20                                                    127,863          121,941
&      4.50%, due 4/1/22                                                   7,472,104        7,126,045
       4.50%, due 8/1/33                                                     370,234          338,403
       4.50%, due 6/1/34                                                     473,189          431,893
       4.50%, due 5/1/35                                                     857,184          781,716
       4.50%, due 6/1/35                                                     876,653          799,470
       4.50%, due 8/1/35                                                     874,512          797,518
       5.00%, due 11/1/20                                                  1,607,331        1,560,142
       5.00%, due 12/1/20                                                  2,560,108        2,484,947
       5.00%, due 4/1/21                                                   2,991,752        2,903,918
       5.00%, due 11/1/21                                                    449,450          435,625
       5.00%, due 10/1/36                                                    234,235          219,921
       5.50%, due 2/1/18                                                     590,270          586,093
       5.50%, due 8/1/21                                                     840,884          830,563
       5.50%, due 1/1/22                                                     982,837          970,774
       5.50%, due 9/1/36                                                      58,094           56,155
       5.50%, due 10/1/36                                                  2,354,033        2,275,462
       5.50%, due 12/1/36                                                  2,440,887        2,359,418
       5.50%, due 4/1/37                                                   2,966,652        2,865,994
       6.00%, due 8/1/17                                                     492,654          496,326
       6.00%, due 6/1/21                                                     855,715          860,882
       6.00%, due 9/1/21                                                     433,680          436,299
       6.50%, due 4/1/11                                                       4,201            4,271
       6.50%, due 5/1/11                                                       4,610            4,702
       6.50%, due 10/1/11                                                      3,038            3,096
       6.50%, due 6/1/14                                                      25,131           25,689
       6.50%, due 4/1/17                                                      21,987           22,447
       6.50%, due 5/1/17                                                      42,406           43,250
       6.50%, due 12/1/24                                                     73,474           74,648
       6.50%, due 11/1/25                                                     53,207           54,213
       6.50%, due 5/1/26                                                       5,255            5,355
       6.50%, due 3/1/27                                                      16,710           17,079
       6.50%, due 5/1/31                                                      31,378           32,040
       6.50%, due 8/1/31                                                      26,681           27,244
       6.50%, due 1/1/32                                                     143,602          146,634
       6.50%, due 3/1/32                                                     139,702          142,468
       6.50%, due 4/1/32                                                      44,071           44,926
       6.50%, due 7/1/32                                                      35,840           36,535
       6.50%, due 1/1/34                                                     238,377          242,211
       6.50%, due 1/1/37                                                   1,812,361        1,833,096
       7.00%, due 6/1/11                                                       6,806            6,959
       7.00%, due 11/1/11                                                      2,425            2,484

       7.00%, due 4/1/26                                                      14,260           14,748
       7.00%, due 7/1/26                                                       1,576            1,630
       7.00%, due 12/1/27                                                     25,272           26,137
       7.00%, due 1/1/30                                                      10,445           10,804
       7.00%, due 3/1/31                                                      59,240           61,179
       7.00%, due 10/1/31                                                     31,217           32,238
       7.00%, due 3/1/32                                                     113,979          117,709
       7.00%, due 9/1/33                                                     465,815          480,065
       7.50%, due 1/1/16                                                      13,639           14,106
       7.50%, due 1/1/26                                                       3,982            4,169
       7.50%, due 11/1/26                                                      1,261            1,320
       7.50%, due 3/1/27                                                       1,607            1,682
       7.50%, due 2/1/30                                                       3,285            3,429
       7.50%, due 2/1/32                                                      69,558           72,562
       8.00%, due 7/1/26                                                       7,403            7,790
                                                                                       --------------
                                                                                           35,903,553
                                                                                       --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.4%)
       3.25%, due 11/15/07                                                 1,000,000          994,064
       3.25%, due 8/15/08                                                  2,000,000        1,963,820
       4.625%, due 10/15/13                         (b)                    2,000,000        1,942,786
       4.875%, due 5/18/12                                                 7,000,000        6,932,037
       5.00%, due 5/11/17                                                  5,250,000        5,094,217
       5.00%, due 6/1/22                                                   1,387,023        1,344,800
       5.50%, due 7/1/22                                                   1,800,000        1,777,831
       5.50%, due 4/1/37                                                     985,258          951,520
       6.00%, due 7/1/36                                                   1,000,099          991,594
       6.00%, due 8/1/36                                                   1,000,100          991,594
       6.00%, due 9/1/36                                                     500,050          495,797
       6.00%, due 4/1/37                                                   1,000,100          990,989
       6.00%, due 6/1/37                                                   1,000,100          990,989
       6.00%, due 7/1/37                                                   1,000,100          990,989
       6.00%, due 8/1/37                                                   1,000,100          990,989
       6.21%, due 8/6/38                                                     475,000          519,640
       6.50%, due 11/1/36                                                    490,621          495,631
       7.00%, due 8/1/37                            TBA (c)                  500,000          513,594
                                                                                       --------------
                                                                                           28,972,881
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (15.9%)
       4.00%, due 3/1/22                                                     493,941          458,684
       4.50%, due 1/1/20                                                     981,851          938,468
       4.50%, due 12/1/20                                                    241,877          230,669
       4.50%, due 10/1/36                                                    498,012          453,567
       5.00%, due 3/1/21                                                      49,749           48,235
&      5.00%, due 5/1/37                                                  14,888,486       13,964,582
       5.50%, due 8/1/17                                                      78,354           77,743
       5.50%, due 2/1/35                                                      24,026           23,264
       5.50%, due 5/1/35                                                     664,971          643,873
       5.50%, due 6/1/35                                                     440,532          426,555
       5.50%, due 7/1/35                                                   2,103,566        2,036,827
       5.50%, due 8/1/35                                                   1,173,638        1,136,403
       5.50%, due 9/1/35                                                     801,049          775,634
       5.50%, due 11/1/35                                                  4,240,565        4,106,025
       5.50%, due 12/1/35                                                  3,515,577        3,404,039
       5.50%, due 1/1/36                                                     839,990          813,340
       5.50%, due 2/1/36                                                     813,744          787,927
       5.50%, due 4/1/36                                                   1,580,584        1,529,082
       5.50%, due 5/1/36                                                   4,774,127        4,613,228

       5.50%, due 6/1/36                                                   4,193,430        4,052,102
       5.50%, due 7/1/36                                                     461,176          445,634
       5.50%, due 10/1/36                                                  1,399,982        1,352,800
       5.50%, due 12/1/36                                                  1,932,490        1,867,360
       5.50%, due 1/1/37                                                   2,958,110        2,858,415
       5.50%, due 2/1/37                                                   2,475,550        2,390,782
       5.715%, due 1/1/37                           (d)                    2,553,831        2,545,451
       5.958%, due 7/1/36                           (d)                      485,632          484,332
       6.00%, due 6/1/16                                                     102,253          103,048
       6.00%, due 7/1/16                                                      37,923           38,218
       6.00%, due 9/1/16                                                      54,863           55,290
       6.00%, due 9/1/17                                                      66,350           66,852
       6.00%, due 1/1/36                                                      36,677           36,408
&      6.00%, due 7/1/36                                                   7,719,095        7,653,444
       6.00%, due 8/1/36                                                     175,319          173,828
       6.00%, due 9/1/36                                                     780,770          774,130
       6.00%, due 10/1/36                                                  1,323,506        1,312,250
       6.00%, due 10/15/36                                                   901,692          900,777
       6.00%, due 11/1/36                                                    893,223          885,626
       6.00%, due 4/1/37                                                   1,930,178        1,913,762
       6.50%, due 3/1/11                                                         403              408
       6.50%, due 4/1/11                                                       4,315            4,379
       6.50%, due 6/1/11                                                         454              461
       6.50%, due 9/1/11                                                       8,980            9,145
       6.50%, due 10/1/11                                                     47,855           48,732
       6.50%, due 11/1/11                                                      6,708            6,843
       6.50%, due 6/1/15                                                     104,881          107,248
       6.50%, due 4/1/27                                                      14,383           14,683
       6.50%, due 2/1/28                                                      23,272           23,757
       6.50%, due 7/1/32                                                      20,017           20,376
       6.50%, due 8/1/32                                                     375,054          381,776
       6.50%, due 9/1/32                                                       4,148            4,222
       6.50%, due 1/1/35                                                     676,614          684,512
       6.50%, due 8/1/35                                                     534,653          540,893
       6.50%, due 9/1/35                                                      28,378           28,709
       6.50%, due 3/1/36                                                     375,436          379,270
       6.50%, due 4/1/36                                                   1,254,379        1,267,188
       6.50%, due 7/1/36                                                   1,267,290        1,280,230
       6.50%, due 8/1/36                                                     458,987          463,674
       6.50%, due 9/1/36                                                     880,926          889,921
       7.00%, due 2/1/09                                                      22,240           22,289
       7.00%, due 5/1/11                                                       2,016            2,066
       7.00%, due 6/1/11                                                       6,245            6,383
       7.00%, due 10/1/11                                                        347              356
       7.00%, due 11/1/11                                                     12,120           12,442
       7.50%, due 3/1/30                                                         784              819
       7.50%, due 7/1/30                                                      10,702           11,182
       7.50%, due 7/1/31                                                      58,533           61,114
       7.50%, due 8/1/31                                                         772              806
       8.00%, due 8/1/10                                                         737              751
       8.00%, due 9/1/11                                                       1,581            1,623
       8.00%, due 11/1/11                                                      5,462            5,643
       8.00%, due 1/1/25                                                         248              262
       8.00%, due 6/1/25                                                         445              471
       8.00%, due 9/1/25                                                       1,617            1,709
       8.00%, due 2/1/26                                                       1,171            1,237
       8.00%, due 9/1/26                                                      10,409           11,005
       8.00%, due 10/1/26                                                      1,861            1,967
       8.00%, due 11/1/26                                                      2,978            3,149
       8.00%, due 4/1/27                                                       4,359            4,611

       8.00%, due 6/1/27                                                      21,624           22,872
       8.00%, due 12/1/27                                                      9,566            9,939
       8.00%, due 1/1/28                                                      33,888           35,845
                                                                                       --------------
                                                                                           72,753,622
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE CORPORATION (1.5%)
       6.00%, due 7/1/37                                                   7,000,600        6,936,825
                                                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.2%)
       5.50%, due 4/15/37                                                    495,286          482,538
       6.00%, due 5/15/37                                                    499,524          498,843
                                                                                       --------------
                                                                                              981,381
                                                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (3.0%)
       5.00%, due 4/20/33                                                    352,862          334,869
       5.00%, due 8/15/33                                                    495,134          472,822
       5.00%, due 2/15/36                                                    539,218          513,817
       5.00%, due 4/15/36                                                    940,974          896,649
       5.00%, due 6/20/36                                                    943,955          893,891
       5.50%, due 7/15/34                                                    487,365          475,671
       5.50%, due 7/20/34                                                    332,676          324,051
       5.50%, due 4/15/35                                                    703,581          686,344
       5.50%, due 9/15/35                                                    828,620          808,319
       5.50%, due 10/15/35                                                   859,976          838,907
       5.50%, due 12/20/35                                                   883,263          859,698
       5.50%, due 5/15/36                                                    926,395          902,792
       5.50%, due 1/15/37                                                    483,935          471,479
       6.00%, due 3/20/29                                                     86,177           86,319
       6.00%, due 1/15/32                                                    114,585          114,754
       6.00%, due 12/15/32                                                    79,645           79,763
       6.00%, due 2/15/34                                                    406,984          407,127
       6.00%, due 1/20/35                                                    281,362          280,965
       6.00%, due 6/15/35                                                    362,933          362,757
       6.00%, due 9/15/35                                                    495,964          495,724
       6.00%, due 5/15/36                                                    848,961          848,099
       6.00%, due 9/15/36                                                    497,329          496,824
       6.50%, due 3/20/31                                                     60,454           61,796
       6.50%, due 1/15/32                                                     80,835           82,618
       6.50%, due 6/15/35                                                      5,495            5,598
       6.50%, due 12/15/35                                                   445,096          453,397
       6.50%, due 1/15/36                                                    441,157          449,055
       6.50%, due 9/15/36                                                    492,418          501,233
       7.00%, due 11/15/11                                                    12,048           12,232
       7.00%, due 2/15/26                                                      6,123            6,402
       7.00%, due 4/15/26                                                      2,269            2,372
       7.00%, due 6/15/29                                                        645              674
       7.00%, due 12/15/29                                                     8,271            8,643
       7.00%, due 5/15/31                                                      2,861            2,988
       7.00%, due 8/15/31                                                     36,479           38,095
       7.00%, due 8/20/31                                                     71,278           74,257
       7.00%, due 8/15/32                                                    115,399          120,523
       7.50%, due 1/15/09                                                        245              249
       7.50%, due 9/15/11                                                     29,526           30,290
       7.50%, due 3/15/26                                                      5,639            5,911
       7.50%, due 10/15/26                                                    11,403           11,953
       7.50%, due 11/15/26                                                     1,511            1,584
       7.50%, due 1/15/30                                                     16,417           17,194
       7.50%, due 10/15/30                                                    12,112           12,685

       7.50%, due 3/15/32                                                     58,481           61,252
       8.00%, due 6/15/26                                                        480              509
       8.00%, due 9/15/26                                                      1,794            1,904
       8.00%, due 10/15/26                                                       648              687
       8.00%, due 11/15/26                                                     2,429            2,571
       8.00%, due 5/15/27                                                        677              718
       8.00%, due 7/15/27                                                      1,427            1,514
       8.00%, due 9/15/27                                                        928              984
       8.00%, due 11/15/30                                                    64,257           68,239
       8.50%, due 7/15/26                                                      1,495            1,608
       8.50%, due 11/15/26                                                     6,695            7,201
                                                                                       --------------
                                                                                           13,698,577
                                                                                       --------------
    UNITED STATES TREASURY BONDS (3.3%)
       4.50%, due 2/15/36                           (b)                    4,671,000        4,367,385
       4.75%, due 2/15/37                           (b)                    2,275,000        2,214,571
       5.375%, due 2/15/31                                                 1,007,000        1,063,093
       6.00%, due 2/15/26                                                  2,500,000        2,793,360
       6.25%, due 8/15/23                                                  2,600,000        2,948,358
       7.50%, due 11/15/16                          (b)                      403,000          483,254
       8.75%, due 5/15/17                                                    252,000          328,210
       8.875%, due 2/15/19                                                   302,000          406,591
       9.875%, due 11/15/15                                                  302,000          406,568
                                                                                       --------------
                                                                                           15,011,390
                                                                                       --------------
    UNITED STATES TREASURY NOTES (26.6%)
&      3.375%, due 10/15/09                                                8,220,000        8,018,355
       3.875%, due 5/15/09                                                 1,750,000        1,728,262
       4.375%, due 11/15/08                                                5,185,000        5,161,102
&      4.50%, due 2/15/09                                                  7,230,000        7,215,316
       4.50%, due 5/15/10                           (b)                    3,500,000        3,495,625
&      4.50%, due 5/15/17                           (b)                   19,935,000       19,509,826
&      4.625%, due 11/15/09                         (b)                   22,900,000       22,926,839
       4.625%, due 12/31/11                                                2,050,000        2,052,243
       4.625%, due 2/15/17                          (b)                    7,000,000        6,909,763
       4.75%, due 12/31/08                                                 6,500,000        6,505,077
       4.75%, due 2/28/09                           (b)                    6,000,000        6,009,372
&      4.75%, due 2/15/10                           (b)                    7,020,000        7,052,355
       4.75%, due 5/31/12                           (b)                    4,915,000        4,944,952
       4.75%, due 5/15/14                           (b)                    4,600,000        4,613,657
       4.875%, due 1/31/09                                                 2,195,000        2,201,172
       4.875%, due 5/15/09                                                 3,250,000        3,265,236
&      4.875%, due 6/30/12                          (b)                    9,545,000        9,655,359
                                                                                       --------------
                                                                                          121,264,511
                                                                                       --------------
    Total U.S. Government & Federal Agencies
       (Cost $339,414,329)                                                                337,111,638
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    YANKEE BONDS (0.6%)                             (e)
    BANKS (0.2%)
    HSBC Bank PLC
       6.95%, due 3/15/11                                                    200,000          208,744
    Inter-American Development Bank
       6.80%, due 10/15/25                                                   604,000          683,615
    Santander Financial Issuances
       6.375%, due 2/15/11                                                   100,000          103,897
                                                                                       --------------
                                                                                              996,256
                                                                                       --------------

    CONSUMER (0.1%)
    Molson Coors Capital Finance ULC
       4.85%, due 9/22/10                                                    250,000          245,783
                                                                                       --------------
    ELECTRIC (0.0%)                                 ++
    United Utilities PLC
       5.375%, due 2/1/19                                                    100,000           92,329
                                                                                       --------------
    ENERGY (0.2%)
    EnCana Corp.
       4.75%, due 10/15/13                                                   100,000           94,918
       6.30%, due 11/1/11                                                    100,000          102,871
    Nexen, Inc.
       5.20%, due 3/10/15                                                    180,000          171,363
    Petro-Canada
       4.00%, due 7/15/13                                                    100,000           91,124
    Talisman Energy, Inc.
       5.125%, due 5/15/15                                                    50,000           47,146
    TransCanada PipeLines, Ltd.
       4.00%, due 6/15/13                                                    100,000           91,505
       5.85%, due 3/15/36                                                    100,000           95,125
                                                                                       --------------
                                                                                              694,052
                                                                                       --------------
    MANUFACTURING (0.1%)
    Alcan, Inc.
       5.75%, due 6/1/35                                                      50,000           45,616
       6.45%, due 3/15/11                                                    100,000          103,195
    Falconbridge, Ltd.
       8.375%, due 2/15/11                                                    75,000           81,631
    Inco, Ltd.
       5.70%, due 10/15/15                                                   100,000           95,454
    Teck Cominco, Ltd.
       5.375%, due 10/1/15                                                   100,000           96,167
                                                                                       --------------
                                                                                              422,063
                                                                                       --------------
    TELECOM (0.0%)                                  ++
    TELUS Corp.
       8.00%, due 6/1/11                                                     100,000          107,082
                                                                                       --------------
    TRANSPORTATION (0.0%)                           ++
    Canadian National Railway Co.
       6.375%, due 10/15/11                                                  100,000          102,847
    Canadian Pacific Railway Co.
       6.25%, due 10/15/11                                                   125,000          126,584
                                                                                       --------------
                                                                                              229,431
                                                                                       --------------
    Total Yankee Bonds
       (Cost $2,805,820)                                                                    2,786,996
                                                                                       --------------
    Total Long-Term Bonds
       (Cost $450,745,805)                                                                445,869,873
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (16.3%)
    COMMERCIAL PAPER (3.9%)
    Charta LLC
       5.303%, due 8/30/07                          (f)                    1,163,604        1,163,604

    Den Danske Bank
       5.285%, due 8/6/07                           (f)                    2,416,088        2,416,088
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (f)                    2,534,595        2,534,595
    Illinois Tool Works, Inc.
       5.32%, due 8/1/07                                                   4,750,000        4,750,000
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (f)                    2,534,595        2,534,595
    Target Corp.
       5.23%, due 8/13/07                                                  3,000,000        2,994,770
    UBS Finance Delaware LLC
       5.245%, due 8/8/07                                                  1,390,000        1,388,582
                                                                                       --------------
    Total Commercial Paper
       (Cost $17,782,234)                                                                  17,782,234
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (1.7%)
    BGI Institutional Money Market Fund             (f)                    7,540,744        7,540,744
                                                                                       --------------
    Total Investment Company
       (Cost $7,540,744)                                                                    7,540,744
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.9%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $4,055,968
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $4,349,097 and
       a Market Value of $4,222,928)                (f)                  $ 4,055,351        4,055,351
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $4,055,351)                                                                    4,055,351
                                                                                       --------------
    TIME DEPOSITS (9.7%)
    Abbey National PLC
       5.27%, due 8/3/07                            (f)                    6,336,486        6,336,486
    Bank of America Corp.
       5.29%, due 8/16/07                           (d) (f)                3,801,892        3,801,892
    Barclays
       5.31%, due 8/20/07                           (f)                    2,534,595        2,534,595
    BNP Paribas
       5.28%, due 8/1/07                            (f)                    2,534,595        2,534,595
    Calyon
       5.30%, due 8/13/07                           (f)                    2,534,595        2,534,595
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (f)                    2,534,595        2,534,595
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (f)                    2,661,324        2,661,324
    Rabobank Nederland
       5.29%, due 8/24/07                           (f)                    2,534,595        2,534,595
    Royal Bank of Canada
       5.285%, due 8/3/07                           (f)                    6,336,486        6,336,486
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (f)                    5,069,189        5,069,189
    Swedbank AB
       5.31%, due 10/1/07                           (f)                    2,534,595        2,534,595
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (f)                    2,534,595        2,534,595

    UBS AG
       5.285%, due 8/16/07                          (f)                    1,267,297        1,267,297
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (f)                    1,267,297        1,267,297
                                                                                       --------------
    Total Time Deposits
       (Cost $44,482,136)                                                                  44,482,136
                                                                                       --------------
    U.S. GOVERNMENT (0.1%)
    U.S. TREASURY BILL (0.0%)                       ++
       (zero coupon), due 11/15/07                                           300,000          295,772
                                                                                       --------------
    Total U.S. Government                                                                     295,772
       (Cost $295,777)

    Total Short-Term Investments
       (Cost $74,156,242)                                                                  74,156,237
                                                                                       --------------
    Total Investments
       (Cost $524,902,047)                          (g)                        114.0%     520,026,110(h)
    Liabilities in Excess of
       Cash and Other Assets                                                   (14.0)     (63,719,680)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  456,306,430
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2007 is $1,505,469.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  The cost for federal income tax purposes is $524,982,559.

(h) At July 31, 2007, net unrealized depreciation was $4,956,449 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,620,785 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,577,234.

MAINSTAY INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS    July 31, 2007 unaudited

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    LONG-TERM BONDS (98.8%)                         +
    ASSET-BACKED SECURITIES (4.7%)
    AUTOMOBILE (0.1%)
    Superior Wholesale Inventory Financing Trust
       Series 2007-AE1, Class A
       5.42%, due 1/15/12                           (a)                  $   205,000   $      204,943
                                                                                       --------------
    CONSUMER FINANCE (1.2%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                                   997,699          974,605
       Series 2007-1, Class A3
       5.22%, due 3/15/12                                                    730,000          731,267
                                                                                       --------------
                                                                                            1,705,872
                                                                                       --------------
    CONSUMER LOANS (0.5%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                                   675,000          670,580
                                                                                       --------------
    CREDIT CARDS (1.1%)
    Chase Issuance Trust
       Series 2006-C4, Class C4
       5.61%, due 1/15/14                           (a)                      750,000          750,281
    Citibank Credit Card Issuance Trust
       Series 2006-C4, Class C4
       5.54%, due 1/9/12                            (a)                      820,000          819,805
                                                                                       --------------
                                                                                            1,570,086
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (1.3%)
    Bank of America Credit Card Trust
       Series 2006-C4, Class C4
       5.55%, due 11/15/11                          (a)                      465,000          465,081
    Dominos Pizza Master Issuer LLC
       Series 2007-1, Class A2
       5.261%, due 4/25/37                          (b)                      550,000          540,880
    Dunkin Securitization
       Series 2006-1, Class A2
       5.779%, due 6/20/31                          (b)                      395,000          398,815
    Murcie Lago International, Ltd.
       Series 2006-1X, Class A
       5.55%, due 3/27/11                           (a) (c)                  285,000          285,197
    USXL Funding LLC
       Series 2006-1A, Class A
       5.379%, due 4/15/14                          (b)                      286,398          286,518
                                                                                       --------------
                                                                                            1,976,491
                                                                                       --------------
    ELECTRIC (0.0%)                                 ++
    AES Eastern Energy, L.P.
       Series 1999-A

       9.00%, due 1/2/17                                                      47,261           50,274
                                                                                       --------------
    HOME EQUITY (0.5%)
    Citicorp Residential Mortgage
       Securities, Inc.
       Series 2006-3, Class A3
       5.61%, due 11/25/36                                                   295,000          293,472
       Series 2006-1, Class A3
       5.706%, due 7/25/36                                                   450,000          448,995
                                                                                       --------------
                                                                                              742,467
                                                                                       --------------
    Total Asset-Backed Securities
       (Cost $6,958,278)                                                                    6,920,713
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    CONVERTIBLE BOND (0.0%)                         ++
    TELECOMMUNICATIONS (0.0%)                       ++
    Nortel Networks Corp.
       4.25%, due 9/1/08                                                      20,000           19,700
                                                                                       --------------
    Total Convertible Bond
       (Cost $19,524)                                                                          19,700
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    CORPORATE BONDS (15.6%)
    ADVERTISING (0.0%)                              ++
    Lamar Media Corp.
       7.25%, due 1/1/13                                                      20,000           19,200
                                                                                       --------------
    AEROSPACE & DEFENSE (0.3%)
    Sequa Corp.
       9.00%, due 8/1/09                                                      25,000           26,000
    United Technologies Corp.
       5.40%, due 5/1/35                                                     400,000          363,838
                                                                                       --------------
                                                                                              389,838
                                                                                       --------------
    AGRICULTURE (0.0%)                              ++
    Reynolds American, Inc.
       7.625%, due 6/1/16                           (d)                       15,000           15,484
       7.75%, due 6/1/18                                                      10,000           10,276
                                                                                       --------------
                                                                                               25,760
                                                                                       --------------
    AIRLINES (0.4%)
    Delta Air Lines, Inc.
       2.875%, due 2/6/24                                                     10,000              650
       2.875%, due 2/18/24                          (b)                        5,000              325
       8.00%, due 6/3/23                                                      20,000            1,300
       8.00%, due 12/15/29                                                    10,000              675
    Northwest Airlines, Inc. (Escrow shares)
       8.875%, due 6/1/08                                                      5,000              612
       10.00%, due 2/1/09                                                     10,000            1,275
    Southwest Airlines Co.
       5.75%, due 12/15/16                                                   525,000          500,833
                                                                                       --------------
                                                                                              505,670
                                                                                       --------------
    APPAREL (0.0%)                                  ++
    Quiksilver, Inc.
       6.875%, due 4/15/15                                                    10,000            8,850
    Unifi, Inc.

       11.50%, due 5/15/14                                                    10,000            9,600
                                                                                       --------------
                                                                                               18,450
                                                                                       --------------
    AUTO MANUFACTURERS (0.5%)
    DaimlerChrysler N.A. Holding Corp.
       5.75%, due 5/18/09                                                    695,000          696,074
                                                                                       --------------
    AUTO PARTS & EQUIPMENT (0.1%)
    FleetPride Corp.
       11.50%, due 10/1/14                          (b)                       25,000           25,750
    Goodyear Tire & Rubber Co. (The)
       8.625%, due 12/1/11                          (b)                       14,000           14,245
       11.25%, due 3/1/11                                                     20,000           21,450
    Lear Corp.
       Series B
       8.50%, due 12/1/13                                                     10,000            9,350
       8.75%, due 12/1/16                                                      5,000            4,625
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                         (d)                       10,000           10,000
                                                                                       --------------
                                                                                               85,420
                                                                                       --------------
    BANKS (0.8%)
    HSBC Bank USA N.A.
       4.625%, due 4/1/14                                                    685,000          637,765
    USB Capital IX
       6.189%, due 4/15/11                          (a)                      470,000          464,483
                                                                                       --------------
                                                                                            1,102,248
                                                                                       --------------
    BEVERAGES (0.0%)                                ++
    Constellation Brands, Inc.
       7.25%, due 5/15/17                           (b)                       15,000           14,025
                                                                                       --------------
    BUILDING MATERIALS (1.0%)
    Dayton Superior Corp.
       10.75%, due 9/15/08                                                    20,000           20,200
    Masco Corp.
       5.85%, due 3/15/17                                                    300,000          285,780
    USG Corp.
       6.30%, due 11/15/16                                                 1,230,000        1,215,426
                                                                                       --------------
                                                                                            1,521,406
                                                                                       --------------
    CHEMICALS (0.1%)
    Equistar Chemicals, L.P.
       10.125%, due 9/1/08                                                     6,000            6,210
       10.625%, due 5/1/11                                                    14,000           14,630
    MacDermid, Inc.
       9.50%, due 4/15/17                           (b)                       10,000            9,100
    Mosaic Global Holdings, Inc.
       7.375%, due 12/1/14                          (b)                       15,000           14,925
       7.625%, due 12/1/16                          (b) (d)                   15,000           15,075
    Phibro Animal Health Corp.
       10.00%, due 8/1/13                           (b)                       10,000            9,800
    Tronox Worldwide LLC/Tronox Finance Corp.
       9.50%, due 12/1/12                                                     15,000           14,850
                                                                                       --------------
                                                                                               84,590
                                                                                       --------------
    COAL (0.0%)                                     ++
    Peabody Energy Corp.
       7.375%, due 11/1/16                                                    10,000            9,775
       7.875%, due 11/1/26                                                    15,000           14,400

                                                                                       --------------
                                                                                               24,175
                                                                                       --------------
    COMMERCIAL SERVICES (0.1%)
    Cardtronics, Inc.
       9.25%, due 8/15/13                                                     15,000           14,400
       9.25%, due 8/15/13                           (b)                       10,000            9,600
    iPayment, Inc.
       9.75%, due 5/15/14                                                     10,000            9,550
    Service Corp. International
       7.375%, due 10/1/14                                                    10,000            9,725
       7.625%, due 10/1/18                                                    10,000            9,525
    Vertrue, Inc.
       9.25%, due 4/1/14                                                      15,000           15,900
                                                                                       --------------
                                                                                               68,700
                                                                                       --------------
    COMPUTERS (0.0%)                                ++
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                                     15,000           14,287
       4.875%, due 1/15/14                                                    10,000            8,600
       9.125%, due 8/15/13                                                    10,000           10,050
                                                                                       --------------
                                                                                               32,937
                                                                                       --------------
    DISTRIBUTION & WHOLESALE (0.0%)                 ++
    Varietal Distribution Merger Sub, Inc.
       10.25%, due 7/15/15                          (b) (e)                   20,000           18,750
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (1.6%)
    American Real Estate Partners, L.P./
       American Real Estate Finance Corp.
       8.125%, due 6/1/12                                                     50,000           48,000
    AmeriCredit Corp.
       8.50%, due 7/1/15                            (b) (d)                   15,000           14,400
    Bear Stearns Cos., Inc. (The)
       2.875%, due 7/2/08                                                    450,000          439,118
    Ford Motor Credit Co. LLC
       7.375%, due 10/28/09                                                   10,000            9,654
       7.80%, due 6/1/12                                                      40,000           38,084
    General Motors Acceptance Corp. LLC
       5.125%, due 5/9/08                                                    440,000          430,738
       6.625%, due 5/15/12                                                   600,000          548,945
       6.75%, due 12/1/14                                                     20,000           17,975
       8.00%, due 11/1/31                           (d)                       97,000           91,091
    Hawker Beechcraft Acquisition Co. LLC/
       Hawker Beechcraft Co.
       8.50%, due 4/1/15                            (b)                       10,000           10,000
       9.75%, due 4/1/17                            (b) (d)                    5,000            4,950
    Idearc, Inc.
       8.00%, due 11/15/16                                                    30,000           28,425
    LaBranche & Co., Inc.
       11.00%, due 5/15/12                                                    15,000           14,700
    NSG Holdings LLC/NSG Holdings, Inc.
       7.75%, due 12/15/25                          (b)                       10,000            9,850
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                           (b)                      255,000          245,455
    Rainbow National Services LLC
       8.75%, due 9/1/12                            (b)                       15,000           15,375
    Regency Energy Partners, L.P./
       Regency Energy Finance Corp.
       8.375%, due 12/15/13                         (b)                       25,000           25,750
    Residential Capital Corp.
       6.50%, due 4/17/13                                                    465,000          417,280
    Vanguard Health Holding Co. II LLC

       9.00%, due 10/1/14                           (d)                       15,000           13,950
                                                                                       --------------
                                                                                            2,423,740
                                                                                       --------------
    ELECTRIC (0.5%)
    AES Corp. (The)
       9.00%, due 5/15/15                           (b)                       20,000           21,050
    Consumers Energy Co.
       Series F
       4.00%, due 5/15/10                                                    715,000          688,582
    NRG Energy, Inc.
       7.25%, due 2/1/14                                                       5,000            4,825
       7.375%, due 2/1/16                                                     10,000            9,650
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                                     8,000            8,089
    Reliant Energy, Inc.
       7.625%, due 6/15/14                          (d)                        5,000            4,775
       7.875%, due 6/15/17                          (d)                       30,000           28,500
    Reliant Energy Mid-Atlantic
       Power Holdings LLC
       Series C
       9.681%, due 7/2/26                                                     15,000           17,437
                                                                                       --------------
                                                                                              782,908
                                                                                       --------------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)        ++
    Belden CDT, Inc.
       7.00%, due 3/15/17                           (b)                       15,000           14,175
                                                                                       --------------
    ELECTRONICS (0.0%)                              ++
    Fisher Scientific International, Inc.
       6.75%, due 8/15/14                                                     30,000           29,790
                                                                                       --------------
    ENERGY - ALTERNATE SOURCES (0.0%)               ++
    VeraSun Energy Corp.
       9.375%, due 6/1/17                           (b)                       15,000           13,650
                                                                                       --------------
    ENTERTAINMENT (0.1%)
    American Casino & Entertainment
       7.85%, due 2/1/12                                                      10,000           10,300
    Gaylord Entertainment Co.
       6.75%, due 11/15/14                                                    10,000            9,300
       8.00%, due 11/15/13                                                    20,000           19,800
    Jacobs Entertainment, Inc.
       9.75%, due 6/15/14                                                     15,000           15,075
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                                                    30,000           29,287
       8.00%, due 4/1/12                                                       5,000            5,062
    Penn National Gaming, Inc.
       6.75%, due 3/1/15                                                      25,000           25,531
    Shingle Springs Tribal Gaming Authority
       9.375%, due 6/15/15                          (b)                       15,000           14,025
    Speedway Motorsports, Inc.
       6.75%, due 6/1/13                                                      30,000           28,650
    Vail Resorts, Inc.
       6.75%, due 2/15/14                                                     30,000           29,025
                                                                                       --------------
                                                                                              186,055
                                                                                       --------------
    ENVIRONMENTAL CONTROL (0.0%)                    ++
    Geo Sub Corp.
       11.00%, due 5/15/12                                                    20,000           19,700
                                                                                       --------------
    FOOD (0.0%)                                     ++

    Pilgrims Pride Corp.
       7.625%, due 5/1/15                                                      5,000            4,825
       8.375%, due 5/1/17                           (d)                        5,000            4,750
    Smithfield Foods, Inc.
       7.75%, due 7/1/17                            (d)                       15,000           14,475
    Stater Brothers Holdings
       7.75%, due 4/15/15                           (b)                       15,000           13,950
                                                                                       --------------
                                                                                               38,000
                                                                                       --------------
    FOREST PRODUCTS & PAPER (0.1%)
    Bowater, Inc.
       9.375%, due 12/15/21                                                   40,000           35,200
    Georgia-Pacific Corp.
       7.00%, due 1/15/15                           (b)                       15,000           13,800
       7.125%, due 1/15/17                          (b)                        7,000            6,440
       8.875%, due 5/15/31                                                    50,000           47,500
    Neenah Paper, Inc.
       7.375%, due 11/15/14                                                   15,000           14,100
                                                                                       --------------
                                                                                              117,040
                                                                                       --------------
    HAND & MACHINE TOOLS (0.0%)                     ++
    Baldor Electric Co.
       8.625%, due 2/15/17                                                    15,000           15,375
                                                                                       --------------
    HEALTH CARE-PRODUCTS (0.1%)
    Cooper Cos., Inc. (The)
       7.125%, due 2/15/15                                                    10,000            9,625
    Hanger Orthopedic Group, Inc.
       10.25%, due 6/1/14                                                     15,000           15,525
    Invacare Corp.
       9.75%, due 2/15/15                                                     15,000           14,250
    PTS Acquisition Corp.
       9.50%, due 4/15/15                           (b) (e)                   20,000           17,900
    Universal Hospital Services, Inc.
       8.50%, due 6/1/15                            (b) (e)                    5,000            4,512
       8.759%, due 6/1/15                           (a) (b)                    5,000            4,662
                                                                                       --------------
                                                                                               66,474
                                                                                       --------------
    HEALTH CARE-SERVICES (0.7%)
    Alliance Imaging, Inc.
       7.25%, due 12/15/12                          (d)                        5,000            4,700
    Centene Corp.
       7.25%, due 4/1/14                                                      15,000           14,250
    Community Health Systems, Inc.
       8.875%, due 7/15/15                          (b)                       35,000           33,994
    HCA, Inc.
       6.30%, due 10/1/12                                                     10,000            8,300
       8.75%, due 9/1/10                                                       5,000            4,862
       9.25%, due 11/15/16                          (b)                       25,000           24,812
    Highmark, Inc.
       6.80%, due 8/15/13                           (b)                      920,000          958,849
    Psychiatric Solutions, Inc.
       7.75%, due 7/15/15                           (b)                       10,000            9,500
    Sun Healthcare Group, Inc.
       9.125%, due 4/15/15                          (b)                       10,000           10,000
                                                                                       --------------
                                                                                            1,069,267
                                                                                       --------------
    HOLDING COMPANIES - DIVERSIFIED (0.0%)          ++
    Kansas City Southern Railway
       9.50%, due 10/1/08                                                     10,000           10,262

    Susser Holdings LLC
       10.625%, due 12/15/13                                                  10,000           10,600
                                                                                       --------------
                                                                                               20,862
                                                                                       --------------
    HOUSEHOLD PRODUCTS & WARES (0.0%)               ++
    ACCO Brands Corp.
       7.625%, due 8/15/15                                                    10,000            9,350
    Jarden Corp.
       7.50%, due 5/1/17                                                      10,000            9,000
    Libbey Glass, Inc.
       12.385%, due 6/1/11                          (a)                       10,000           10,800
                                                                                       --------------
                                                                                               29,150
                                                                                       --------------
    INSURANCE (0.7%)
    Crum & Forster Holdings Corp.
       7.75%, due 5/1/17                            (b) (d)                   30,000           28,800
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                                   270,000          264,183
    HUB International Holdings, Inc.
       9.00%, due 12/15/14                          (b)                       30,000           27,000
    Liberty Mutual Group, Inc.
       7.80%, due 3/15/37                           (b)                      285,000          247,790
    Travelers Cos., Inc. (The)
       6.25%, due 3/15/37                           (a)                      475,000          446,404
    USI Holdings Corp.
       9.23%, due 11/15/14                          (a) (b)                    5,000            4,750
       9.75%, due 5/15/15                           (b)                       10,000            9,500
                                                                                       --------------
                                                                                            1,028,427
                                                                                       --------------
    LODGING (0.1%)
    Boyd Gaming Corp.
       7.125%, due 2/1/16                                                     50,000           46,875
       7.75%, due 12/15/12                                                    25,000           25,000
    MGM Mirage, Inc.
       7.50%, due 6/1/16                                                      10,000            9,300
       8.50%, due 9/15/10                                                     10,000           10,100
    MTR Gaming Group, Inc.
       Series B
       9.00%, due 6/1/12                                                      15,000           15,375
       9.75%, due 4/1/10                                                      10,000           10,250
    Park Place Entertainment Corp.
       7.00%, due 4/15/13                                                     25,000           25,750
    Seminole Hard Rock Entertainment, Inc./
       Seminole Hard Rock International LLC
       7.86%, due 3/15/14                           (a) (b)                   10,000            9,800
    Wynn Las Vegas LLC
       6.625%, due 12/1/14                                                    10,000            9,275
                                                                                       --------------
                                                                                              161,725
                                                                                       --------------
    MACHINERY - CONSTRUCTION & MINING (0.4%)
    Caterpillar, Inc.
       6.05%, due 8/15/36                                                    555,000          541,649
                                                                                       --------------
    MEDIA (1.3%)
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                                      15,000           13,087
    News America Holdings, Inc.
       8.00%, due 10/17/16                                                   685,000          773,004
    Nextel Communications, Inc.
       Series D
       7.375%, due 8/1/15                                                    700,000          679,000

    Paxson Communications Corp.
       8.61%, due 1/15/12                           (a) (b)                   10,000            9,900
       11.61%, due 1/15/13                          (a) (b)                   10,000           10,100
    Time Warner Entertainment Co., L.P.
       10.15%, due 5/1/12                                                    396,000          464,663
    Ziff Davis Media, Inc.
       11.356%, due 5/1/12                          (a)                       30,000           29,700
                                                                                       --------------
                                                                                            1,979,454
                                                                                       --------------
    METAL FABRICATE & HARDWARE (0.0%)               ++
    Mueller Water Products, Inc.
       7.375%, due 6/1/17                           (b)                       15,000           14,025
    Neenah Foundary Co.
       9.50%, due 1/1/17                                                      20,000           17,800
                                                                                       --------------
                                                                                               31,825
                                                                                       --------------
    MINING (0.4%)
    Alcoa, Inc.
       5.90%, due 2/1/27                                                     560,000          525,508
    Freeport-McMoRan Copper & Gold, Inc.
       8.25%, due 4/1/15                                                      10,000           10,475
       8.375%, due 4/1/17                                                     20,000           21,000
                                                                                       --------------
                                                                                              556,983
                                                                                       --------------
    MISCELLANEOUS - MANUFACTURING (0.0%)            ++
    Actuant Corp.
       6.875%, due 6/15/17                          (b)                       10,000            9,500
    RBS Global, Inc./Rexnord Corp.
       9.50%, due 8/1/14                                                      20,000           19,300
                                                                                       --------------
                                                                                               28,800
                                                                                       --------------
    OFFICE & BUSINESS EQUIPMENT (0.7%)
    Xerox Corp.
       7.625%, due 6/15/13                                                 1,000,000        1,030,155
                                                                                       --------------
    OIL & GAS (1.3%)
    Apache Corp.
       6.00%, due 1/15/37                                                    500,000          478,072
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                                                     25,000           22,437
    Chesapeake Energy Corp.
       6.50%, due 8/15/17                                                     20,000           18,450
       7.625%, due 7/15/13                                                   400,000          401,000
    Energy Partners, Ltd.
       10.485%, due 4/15/13                         (a) (b)                   10,000            9,850
    Forest Oil Corp.
       7.25%, due 6/15/19                           (b)                       20,000           18,650
       8.00%, due 12/15/11                                                    10,000           10,075
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       9.00%, due 6/1/16                            (b)                        5,000            4,975
    Mariner Energy, Inc.
       7.50%, due 4/15/13                                                     25,000           23,687
    Newfield Exploration Co.
       6.625%, due 9/1/14                                                     10,000            9,550
       6.625%, due 4/15/16                                                    15,000           14,175
    Parker Drilling Co.
       9.625%, due 10/1/13                                                    15,000           15,956
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                                                   405,000          394,868
    Pioneer Natural Resources Co.

       6.65%, due 3/15/17                                                    505,000          454,361
    Pogo Producing Co.
       6.625%, due 3/15/15                                                    10,000           10,025
       6.875%, due 10/1/17                          (d)                       30,000           30,150
    Stone Energy Corp.
       6.75%, due 12/15/14                                                    10,000            9,050
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                                                      20,000           18,700
       7.25%, due 5/1/13                                                       5,000            4,675
                                                                                       --------------
                                                                                            1,948,706
                                                                                       --------------
    OIL & GAS SERVICES (0.0%)                       ++
    Allis-Chalmers Energy, Inc.
       8.50%, due 3/1/17                                                      20,000           19,150
       9.00%, due 1/15/14                                                     10,000            9,900
    Complete Production Services, Inc.
       8.00%, due 12/15/16                                                    25,000           24,000
                                                                                       --------------
                                                                                               53,050
                                                                                       --------------
    PACKAGING & CONTAINERS (0.0%)                   ++
    Owens-Brockway Glass Container, Inc.
       8.75%, due 11/15/12                                                    15,000           15,600
                                                                                       --------------
    PHARMACEUTICALS (1.0%)
    Eli Lilly & Co.
       5.55%, due 3/15/37                                                    810,000          746,507
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                                    155,000          164,417
    NBTY, Inc.
       7.125%, due 10/1/15                                                    10,000            9,700
    Wyeth
       6.00%, due 2/15/36                                                    635,000          598,707
                                                                                       --------------
                                                                                            1,519,331
                                                                                       --------------
    PIPELINES (0.4%)
    Copano Energy LLC
       8.125%, due 3/1/16                                                     10,000           10,000
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                                     5,000            5,302
    Kinder Morgan Energy Partners, L.P.
       6.50%, due 2/1/37                                                     180,000          171,409
    MarkWest Energy Partners, L.P./
       MarkWest Energy Finance Corp.
       Series B
       6.875%, due 11/1/14                                                    20,000           18,600
    Pacific Energy Partners, L.P./
       Pacific Energy Finance Corp.
       7.125%, due 6/15/14                                                    20,000           20,407
    Plains All American Pipeline, L.P./
       PAA Finance Corp.
       6.65%, due 1/15/37                                                    350,000          345,091
                                                                                       --------------
                                                                                              570,809
                                                                                       --------------
    REAL ESTATE (0.0%)                              ++
    Host Hotels & Resorts, L.P.
       6.875%, due 11/1/14                                                    10,000            9,650
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (0.1%)
    American Real Estate Partners, L.P./
       American Real Estate Finance Corp.
       7.125%, due 2/15/13                          (b)                       30,000           28,200
    Host Marriott, L.P.
       6.375%, due 3/15/15                                                    15,000           14,025
       Series Q

       6.75%, due 6/1/16                                                      15,000           14,325
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                                      20,000           19,100
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                                      25,000           26,918
                                                                                       --------------
                                                                                              102,568
                                                                                       --------------
    RETAIL (0.8%)
    CVS Caremark Corp.
       5.789%, due 1/10/26                          (b)                      104,678          101,929
       6.302%, due 6/1/37                           (a)                      560,000          536,390
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                                       5,000            4,700
    Rite Aid Corp.
       7.50%, due 1/15/15                                                     45,000           42,075
       8.625%, due 3/1/15                                                     20,000           17,200
       9.375%, due 12/15/15                         (b)                       15,000           13,350
       9.50%, due 6/15/17                           (b) (d)                   15,000           13,275
    Star Gas Partners, L.P./Star Gas Finance Co.
       Series B
       10.25%, due 2/15/13                                                    13,000           13,455
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                                     15,000           13,125
    Wal-Mart Stores, Inc.
       5.25%, due 9/1/35                                                     495,000          432,785
                                                                                       --------------
                                                                                            1,188,284
                                                                                       --------------
    SAVINGS & LOANS (0.4%)
    Washington Mutual Bank
       5.95%, due 5/20/13                                                    535,000          532,253
                                                                                       --------------
    SERVICE (0.2%)
    Wyndham Worldwide Corp.
       6.00%, due 12/1/16                                                    345,000          326,808
                                                                                       --------------
    SOFTWARE (0.0%)                                 ++
    Serena Software, Inc.
       10.375%, due 3/15/16                                                    5,000            5,100
                                                                                       --------------
    TELECOMMUNICATIONS (0.6%)
    Centennial Cellular Operating Co./Centennial
       Communications Corp.
       10.125%, due 6/15/13                                                    5,000            5,244
    Citizens Communications Co.
       7.125%, due 3/15/19                                                   525,000          474,469
    Dobson Cellular Systems, Inc.
       8.375%, due 11/1/11                                                    10,000           10,612
       Series B
       8.375%, due 11/1/11                                                    10,000           10,612
    GCI, Inc.
       7.25%, due 2/15/14                                                     15,000           13,800
    Intelsat Corp.
       9.00%, due 6/15/16                                                     15,000           15,038
    iPCS, Inc.
       7.481%, due 5/1/13                           (a) (b)                    5,000            4,825
    Lucent Technologies, Inc.
       5.50%, due 11/15/08                          (d)                       20,000           19,700
       6.45%, due 3/15/29                                                     60,000           51,300
    PAETEC Holding Corp.
       9.50%, due 7/15/15                           (b)                       10,000            9,550
    PanAmSat Corp.

       9.00%, due 8/15/14                                                     12,000           12,075
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                                     10,000            9,700
    Qwest Corp.
       7.50%, due 10/1/14                                                     10,000            9,800
       8.875%, due 3/15/12                                                    20,000           21,025
    Sprint Nextel Corp.
       6.00%, due 12/1/16                                                    215,000          202,898
                                                                                       --------------
                                                                                              870,648
                                                                                       --------------
    TEXTILES (0.0%)                                 ++
    INVISTA
       9.25%, due 5/1/12                            (b)                       30,000           30,900
                                                                                       --------------
    TRANSPORTATION (0.8%)
    Atlantic Express Transportation Corp.
       12.609%, due 4/15/12                         (a) (b)                   10,000            9,700
    St. Acquisition Corp.
       12.50%, due 5/15/17                          (b) (d)                   10,000            7,100
    Union Pacific Corp.
       3.625%, due 6/1/10                                                    329,000          315,328
    Union Pacific Railroad Co. Pass-Through Trust
       Series 2007-3
       6.176%, due 1/2/31                                                    820,000          836,318
                                                                                       --------------
                                                                                            1,168,446
                                                                                       --------------
    TRUCKING & LEASING (0.0%)                       ++
    Greenbrier Cos., Inc.
       8.375%, due 5/15/15                                                    15,000           14,775
                                                                                       --------------
    Total Corporate Bonds
       (Cost $23,894,869)                                                                  23,149,375
                                                                                       --------------


                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    FOREIGN CORPORATE BONDS (5.7%)
    BERMUDA (0.4%)
    Asia Aluminum Holdings, Ltd.
       8.00%, due 12/23/11                          (b)                      420,000          399,000
    Citic Resources Finance, Ltd.
       6.75%, due 5/15/14                           (b)                      200,000          188,500
                                                                                       --------------
                                                                                              587,500
                                                                                       --------------
    BRAZIL (0.6%)
    Companhia Brasileira de Bebidas
       10.50%, due 12/15/11                                                  800,000          926,000
                                                                                       --------------
    CANADA (0.1%)
    Angiotech Pharmaceuticals, Inc.
       7.75%, due 4/1/14                            (d)                       10,000            9,125

       9.11%, due 12/1/13                           (a)                        5,000            5,063
    CanWest MediaWorks, Inc.
       8.00%, due 9/15/12                                                     13,000           12,480
    CanWest MediaWorks, L.P.
       9.25%, due 8/1/15                            (b)                       15,000           14,550
    Catalyst Paper Corp.
       7.375%, due 3/1/14                                                     15,000           12,825
    Nortel Networks, Ltd.
       10.75%, due 7/15/16                          (b) (d)                   10,000           10,450
    Nova Chemicals Corp.
       8.484%, due 11/15/13                         (a)                        5,000            4,875
    Quebecor Media, Inc.
       7.75%, due 3/15/16                                                     10,000            9,400
    Quebecor World, Inc.
       9.75%, due 1/15/15                           (b)                       25,000           24,000
    Rogers Wireless, Inc.
       9.625%, due 5/1/11                                                     50,000           55,986
    Videotron, Ltee
       6.375%, due 12/15/15                                                   15,000           13,350
                                                                                       --------------
                                                                                              172,104
                                                                                       --------------
    CAYMAN ISLANDS (0.6%)
    Cosan Finance, Ltd.
       7.00%, due 2/1/17                            (b) (d)                  220,000          201,850
    Vale Overseas, Ltd.
       6.25%, due 1/23/17                                                    255,000          252,414
       6.875%, due 11/21/36                                                  200,000          194,550
       8.25%, due 1/17/34                                                    185,000          208,869
                                                                                       --------------
                                                                                              857,683
                                                                                       --------------
    CHILE (0.2%)
    Corporacion Nacional del Cobre-Codelco, Inc.
       4.75%, due 10/15/14                          (b)                      330,000          305,338
                                                                                       --------------
    JAPAN (0.2%)
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                           (b)                      250,000          245,017
                                                                                       --------------
    LUXEMBOURG (0.8%)
    Gazprom International S.A.
       7.201%, due 2/1/20                           (b)                      400,577          405,584
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                                    25,000           26,438
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                         (b)                      235,000          229,125
    TNK-BP Finance S.A.
       7.50%, due 7/18/16                           (b)                      545,000          547,044
                                                                                       --------------
                                                                                            1,208,191
                                                                                       --------------
    MEXICO (0.8%)
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                                                   180,000          178,704
    Grupo Gigante S.A. de C.V.
       8.75%, due 4/13/16                           (b)                      205,000          208,075
    Kansas City Southern de Mexico S.A. de C.V.
       7.375%, due 6/1/14                           (b)                        5,000            4,850
    Satelites Mexicanos S.A. de C.V.
       14.11%, due 11/30/11                         (a)                       15,000           15,488
    Telefonos de Mexico S.A. de C.V.
       5.50%, due 1/27/15                                                    125,000          122,718

    United Mexican States
       7.50%, due 1/14/12                                                    240,000          256,800
       8.125%, due 12/30/19                                                  300,000          354,000
                                                                                       --------------
                                                                                            1,140,635
                                                                                       --------------
    NETHERLANDS (0.7%)
    ATF Capital B.V.
       9.25%, due 2/21/14                           (b)                      140,000          146,300
    Intergas Finance B.V.
       6.375%, due 5/14/17                          (b)                      150,000          141,750
    Lukoil International Finance B.V.
       6.356%, due 6/7/17                           (b)                      445,000          419,012
    Siemens Financieringsmaatschappij N.V.
       6.125%, due 8/17/26                          (b)                      265,000          257,717
                                                                                       --------------
                                                                                              964,779
                                                                                       --------------
    QATAR (0.4%)
    Ras Laffan Liquefied Natural Gas Co., Ltd. III
       6.332%, due 9/30/27                          (b)                      580,000          573,487
                                                                                       --------------
    SINGAPORE (0.2%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                          (b)                      305,000          293,893
                                                                                       --------------
    UNITED ARAB EMIRATES (0.2%)
    DP World, Ltd.
       6.85%, due 7/2/37                            (b)                      310,000          304,713
                                                                                       --------------
    UNITED KINGDOM (0.5%)
    BSKYB Finance Uk PLC
       6.50%, due 10/15/35                          (b)                      230,000          224,859
    Vodafone Group PLC
       4.625%, due 7/15/18                                                   340,000          292,419
       5.75%, due 3/15/16                                                    300,000          290,991
                                                                                       --------------
                                                                                              808,269
                                                                                       --------------
    Total Foreign Corporate Bonds
       (Cost $8,425,212)                                                                    8,387,609
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    FOREIGN GOVERNMENT BONDS (0.7%)
    ARGENTINA (0.2%)
    Republic of Argentina
       8.28%, due 12/31/33                          (d)                      400,530          338,448
                                                                                       --------------
    PANAMA (0.5%)
    Republic of Panama
       6.70%, due 1/26/36                                                    780,000          772,200
                                                                                       --------------
    Total Foreign Government Bonds
       (Cost $1,191,595)                                                                    1,110,648
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    MORTGAGE-BACKED SECURITIES (6.7%)
    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (6.7%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                                  750,000          739,907

    Bayview Commercial Asset Trust
       Series 2006-4A, Class A1
       5.55%, due 12/25/36                          (a) (b)                  273,334          273,015
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                                  760,000          714,680
    Citigroup/Deutsche Bank Commercial
       Mortgage Trust
       Series 2005-CD1, Class A4
       5.225%, due 7/15/44                          (a)                      540,000          521,723
    Commercial Mortgage Pass-Through Certificates
       Series 2006-C7, Class A4
       5.769%, due 6/10/46                          (a)                      435,000          433,018
    Credit Suisse Mortgage Capital Certificates
       Series 2006-C4, Class AJ
       5.538%, due 9/15/39                          (a)                    1,940,000        1,860,813
    Four Times Square Trust
       Series 2006-4TS, Class A
       5.401%, due 12/13/28                         (b)                      470,000          439,042
    Greenwich Capital Commercial Funding Corp.
       Series 2006-GG7, Class A4
       6.111%, due 7/10/38                          (a)                      265,000          266,323
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                                   600,000          581,246
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                                  562,765          551,162
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                         (a)                      565,000          541,892
       Series 2006-C4, Class A4
       5.887%, due 6/15/38                          (a)                      400,000          401,351
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                                   472,504          464,206
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                         (a)                    1,415,000        1,340,846
    Mortgage Equity Conversion Asset Trust
       Series 2007-FF2, Class A
       5.42%, due 2/25/42                           (a) (b) (c)              500,000          497,185
    Timberstar Trust
       Series 2006-1, Class A
       5.668%, due 10/15/36                         (b) (c)                  160,000          157,555
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                                   189,514          185,655
                                                                                       --------------
    Total Mortgage-Backed Securities
       (Cost $10,313,645)                                                                   9,969,619
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    MUNICIPAL BONDS (0.6%)
    TEXAS (0.3%)
    Harris County Texas Industrial
       Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                           (a)                      390,000          384,154
                                                                                       --------------
    WEST VIRGINIA (0.3%)

    Tobacco Settlement Finance Authority of
       West Virginia
       7.467%, due 6/1/47                                                    450,000          455,117
                                                                                       --------------
    Total Municipal Bonds
       (Cost $840,000)                                                                        839,271
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (64.3%)
    FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATION) (0.4%)
       Series 2006-B1, Class AB
       6.00%, due 6/25/16                                                    515,673          520,840
                                                                                       --------------
    FANNIE MAE GRANTOR TRUST
       (COLLATERALIZED MORTGAGE OBLIGATION) (0.1%)
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                           (f)                      133,065          133,616
                                                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (0.3%)
       5.625%, due 11/23/35                                                  400,000          377,857
                                                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH SECURITIES) (8.8%)
       3.00%, due 8/1/10                                                     322,012          305,190
       5.00%, due 8/1/33                                                   2,145,981        2,024,071
       5.50%, due 1/1/21                                                     967,479          956,540
       5.50%, due 2/1/33                                                   1,530,959        1,486,652
       5.50%, due 7/1/34                                                   2,162,828        2,099,462
       5.50%, due 1/1/36                                                   2,037,895        1,974,110
       5.50%, due 9/1/36                                                   1,042,254        1,007,467
       6.00%, due 3/1/36                                                   1,337,057        1,328,925
       6.50%, due 4/1/37                                                   1,892,893        1,914,439
                                                                                       --------------
                                                                                           13,096,856
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.2%)
&      4.00%, due 9/2/08                                                   3,800,000        3,758,436
       4.625%, due 5/1/13                                                    670,000          649,071
       5.125%, due 1/2/14                                                    550,000          543,120
       5.25%, due 8/1/12                                                   1,440,000        1,439,988
       6.25%, due 2/1/11                                                     255,000          264,945
&      6.625%, due 9/15/09                                                 2,455,000        2,536,818
                                                                                       --------------
                                                                                            9,192,378
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (25.2%)
       4.50%, due 4/1/18                                                     575,252          550,634
       4.50%, due 7/1/18                                                   1,697,996        1,625,329
       4.50%, due 11/1/18                                                  2,461,263        2,355,931
       5.00%, due 9/1/17                                                   1,003,887          979,016
       5.00%, due 9/1/20                                                     845,977          821,430
       5.00%, due 10/1/20                                                    844,076          819,584
       5.00%, due 12/1/20                                                  1,688,812        1,639,810
       5.00%, due 7/1/35                                                   1,818,122        1,710,417
       5.00%, due 1/1/36                                                   1,511,943        1,422,376
       5.00%, due 2/1/36                                                   1,296,348        1,219,553

&      5.00%, due 5/1/36                                                   4,930,065        4,638,011
       5.00%, due 6/1/36                                                   1,680,824        1,578,287
       5.50%, due 2/1/17                                                     758,851          752,937
&      5.50%, due 6/1/21                                                   3,010,755        2,973,866
&      5.50%, due 6/1/33                                                   3,376,561        3,277,410
       5.50%, due 11/1/33                                                  1,665,680        1,616,768
       5.50%, due 12/1/33                                                  1,168,565        1,134,251
       5.50%, due 6/1/34                                                   1,242,224        1,204,104
       6.00%, due 8/1/17                                                     112,291          113,140
       6.00%, due 2/1/27                                                     680,683          681,071
       6.00%, due 1/1/33                                                     592,426          590,495
       6.00%, due 3/1/33                                                     703,174          700,378
       6.00%, due 9/1/35                                                   1,277,695        1,268,351
       6.00%, due 6/1/36                                                   1,538,898        1,525,809
       6.00%, due 4/1/37                                                   1,058,597        1,045,143
       6.50%, due 6/1/31                                                     144,891          147,769
       6.50%, due 8/1/31                                                     119,142          121,508
       6.50%, due 10/1/31                                                     86,810           88,534
       6.50%, due 6/1/32                                                     112,018          114,026
       6.50%, due 2/1/37                                                     618,303          624,568
                                                                                       --------------
                                                                                           37,340,506
                                                                                       --------------
    FREDDIE MAC (COLLATERALIZED MORTGAGE OBLIGATION) (0.4%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                                    604,048          574,819
                                                                                       --------------
    FREDDIE MAC REFERENCE REMIC
       (COLLATERALIZED MORTGAGE OBLIGATION) (1.5%)
       Series  R001, Class AE
       4.375%, due 4/15/15                                                 2,292,654        2,235,207
                                                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES) (0.9%)
       6.00%, due 2/15/29                                                     80,071           80,283
       6.00%, due 4/15/29                                                    363,736          364,640
       6.00%, due 8/15/32                                                    824,702          826,114
       6.50%, due 7/15/28                                                     86,630           88,659
       6.50%, due 5/15/29                                                     45,318           46,381
                                                                                       --------------
                                                                                            1,406,077
                                                                                       --------------
    UNITED STATES TREASURY BONDS (2.4%)
       6.25%, due 8/15/23                                                  1,115,000        1,264,392
       6.25%, due 5/15/30                           (d)                      495,000          580,658
       6.875%, due 8/15/25                                                   765,000          932,165
       8.75%, due 8/15/20                                                    620,000          843,491
                                                                                       --------------
                                                                                            3,620,706
                                                                                       --------------
    UNITED STATES TREASURY NOTES (18.1%)
       3.375%, due 9/15/09                                                 1,975,000        1,928,248
&      3.875%, due 9/15/10                                                 5,130,000        5,028,600
       3.875%, due 2/15/13                                                 1,760,000        1,697,300
&      4.50%, due 2/15/09                                                  5,070,000        5,059,703
&      4.625%, due 2/15/17                          (d)                    5,530,000        5,458,714
&      4.75%, due 5/31/12                                                  2,365,000        2,379,412
&      4.875%, due 7/31/11                                                 5,190,000        5,243,519
                                                                                       --------------
                                                                                           26,795,496
                                                                                       --------------
    Total U.S. Government & Federal Agencies
       (Cost $96,303,145)                                                                  95,294,358
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    YANKEE BONDS (0.5%)                             (g)
    FOREST PRODUCTS & PAPER (0.0%)                  ++
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                                    35,000           32,988
                                                                                       --------------
    INSURANCE (0.0%)                                ++
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                          (d)                       20,000           18,800
       8.30%, due 4/15/26                           (d)                       15,000           14,850
                                                                                       --------------
                                                                                               33,650
                                                                                       --------------
    PIPELINES (0.5%)
    TransCanada Pipelines, Ltd.
       6.35%, due 5/15/67                           (a)                      700,000          655,183
                                                                                       --------------
    Total Yankee Bonds
       (Cost $763,490)                                                                        721,821
                                                                                       --------------
    Total Long-Term Bonds
       (Cost $148,709,758)                                                                146,413,114
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (0.0%)                            ++
    AIRLINES (0.0%)                                 ++
    Delta Air Lines, Inc.                           (h)                        1,025           18,264
    Northwest Airlines, Inc.                        (h)                          364            6,344
                                                                                       --------------
    Total Common Stocks
       (Cost $35,552)                                                                          24,608
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    CONVERTIBLE PREFERRED STOCK(0.0%)               ++
    SOFTWARE (0.0%)                                 ++
    QuadraMed Corp.
       5.50%                                        (b) (h) (i)                  100            2,850
                                                                                       --------------
    Total Convertible Preferred Stock
       (Cost $1,800)                                                                            2,850
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    PREFERRED STOCK(0.1%)
    REAL ESTATE INVESTMENT TRUSTS (0.1%)
    Sovereign Real Estate Investment Corp.
       12.00%                                       (b) (i)                       50           73,375
                                                                                       --------------
    Total Preferred Stock
       (Cost $76,875)                                                                          73,375
                                                                                       --------------

                                                                          NUMBER OF
                                                                           WARRANTS         VALUE
                                                                         -----------   --------------
    WARRANTS (0.0%)                                 ++
    INTERNET (0.0%)                                 ++
    Ziff Davis Holdings, Inc.

       Strike Price $0.001
       Expire 8/12/12                               (c) (h)                    1,210               12
                                                                                       --------------
    Total Warrants
       (Cost $11)                                                                                  12
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (4.3%)
    COMMERCIAL PAPER (2.1%)
    Australia & New Zealand Banking Group, Ltd.
       5.25%, due 8/1/07                                                 $ 1,000,000        1,000,000
    Charta LLC
       5.303%, due 8/30/07                          (j)                       69,140           69,140
    Den Danske Bank
       5.285%, due 8/6/07                           (j)                      143,561          143,561
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (j)                      150,602          150,602
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (j)                      150,602          150,602
    Prudential Funding LLC
       5.25%, due 8/9/07                                                   1,000,000          998,834
    Societe Generale North America, Inc.
       5.35%, due 8/1/07                                                     605,000          605,000
                                                                                       --------------
    Total Commercial Paper
       (Cost $3,117,739)                                                                    3,117,739
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (0.3%)
    BGI Institutional Money Market Fund             (j)                      448,061          448,061
                                                                                       --------------
    Total Investment Company
       (Cost $448,061)                                                                        448,061
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $241,000
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $258,418 and a
       Market Value of $250,921)
    Total Repurchase Agreement
       (Cost $240,964)                              (j)                  $   240,964          240,964
                                                                                       --------------
                                                                                              240,964
                                                                                       --------------
    TIME DEPOSITS (1.8%)
    Abbey National PLC
       5.27%, due 8/3/07                            (j)                      376,507          376,507
    Bank of America Corp.
       5.29%, due 8/16/07                           (a) (j)                  225,904          225,904
    Barclays
       5.31%, due 8/20/07                           (j)                      150,602          150,602
    BNP Paribas
       5.28%, due 8/1/07                            (j)                      150,602          150,602
    Calyon
       5.30%, due 8/13/07                           (j)                      150,602          150,602

    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (j)                      150,602          150,602
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (j)                      158,132          158,132
    Rabobank Nederland
       5.29%, due 8/24/07                           (j)                      150,602          150,602
    Royal Bank of Canada
       5.285%, due 8/3/07                           (j)                      376,507          376,507
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (j)                      301,206          301,206
    Swedbank AB
       5.31%, due 10/1/07                           (j)                      150,602          150,602
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (j)                      150,602          150,602
    UBS AG
       5.285%, due 8/16/07                          (j)                       75,301           75,301
    Wachovia Ban(k)N.A.
       5.28%, due 8/20/07                           (j)                       75,301           75,301
                                                                                       --------------
    Total Time Deposits
       (Cost $2,643,072)                                                                    2,643,072
                                                                                       --------------
    Total Short-Term Investments
       (Cost $6,449,836)                                                                    6,449,836
                                                                                       --------------
    Total Investments
      (Cost $155,273,832)                           (k)                        103.2%     152,963,795(l)
    Liabilities in Excess of
       Cash and Other Assets                                                    (3.2)      (4,769,402)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  148,194,393
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Fair valued security. The total market value of these securities at July 31, 2007 is $939,949, which reflects 0.6% of the Fund's net assets.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e) PIK("Payment in Kind") - interest or dividend payment is made with additional securities.

(f)  ACES - Alternative Credit Enhancement Structure.

(g) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(h)  Non-income producing security.

(i) Illiquid security. The total market value of these securities at July 31, 2007 is $76,225, which represents 0.1% of the Fund's net assets.

(j) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)  The cost for federal income tax purposes is $155,275,216.

(l) At July 31, 2007, net unrealized depreciation was $2,311,421 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $544,436 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,855,857.

MAINSTAY INTERMEDIATE TERM BOND

FOREIGN CURRENCY HELD AT JULY 31, 2007:

                                                         CURRENCY            COST           VALUE
                                                    ------------------   -----------   --------------
Euro                                                E            1,481   $     1,887   $        2,027

MAINSTAY LARGE CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    COMMON STOCKS (96.9%)                           +
    AEROSPACE & DEFENSE (2.6%)
    Lockheed Martin Corp.                                                        580   $       57,118
    Northrop Grumman Corp.                                                       507           38,583
    Raytheon Co.                                                                 738           40,856
                                                                                       --------------
                                                                                              136,557
                                                                                       --------------
    AUTO COMPONENTS (0.8%)
    Autoliv, Inc.                                                                712           39,822
                                                                                       --------------
    BEVERAGES (0.4%)
    Coca-Cola Co. (The)                                                           95            4,950
    Pepsi Bottling Group, Inc. (The)                                             552           18,470
                                                                                       --------------
                                                                                               23,420
                                                                                       --------------
    BUILDING PRODUCTS (0.0%)                        ++
    Lennox International, Inc.                                                    35            1,340
                                                                                       --------------
    CAPITAL MARKETS (5.0%)
    Goldman Sachs Group, Inc. (The)                                              267           50,287
    Lehman Brothers Holdings, Inc.                                               750           46,500
    Merrill Lynch & Co., Inc.                                                  1,094           81,175
    Morgan Stanley                                                             1,297           82,839
                                                                                       --------------
                                                                                              260,801
                                                                                       --------------
    CHEMICALS (0.6%)
    Celanese Corp. Class A                                                       669           25,087
    E.I. du Pont de Nemours & Co.                                                137            6,402
                                                                                       --------------
                                                                                               31,489
                                                                                       --------------
    COMMERCIAL BANKS (7.3%)
    Comerica, Inc.                                                               558           29,384
    KeyCorp                                                                    1,887           65,460
    M&T Bank Corp.                                                               340           36,139
    National City Corp.                                                        1,689           49,640
    PNC Financial Services Group, Inc.                                           999           66,583
    Wachovia Corp.                                                             1,378           65,055
    Wells Fargo & Co.                                                          2,163           73,045
                                                                                       --------------
                                                                                              385,306
                                                                                       --------------
    COMMUNICATIONS EQUIPMENT (0.1%)
    ADC Telecommunications, Inc.                    (a)                          147            2,747
                                                                                       --------------
    COMPUTERS & PERIPHERALS (2.0%)
    Hewlett-Packard Co.                                                          839           38,619
    International Business Machines Corp.                                        404           44,703
    Lexmark International, Inc. Class A             (a)                          544           21,510
                                                                                       --------------
                                                                                              104,832
                                                                                       --------------

    CONSUMER FINANCE (0.1%)
    Discover Financial Services                     (a)                          109            2,512
                                                                                       --------------
    DIVERSIFIED FINANCIAL SERVICES (7.9%)
&   Bank of America Corp.                                                      3,087          146,386
&   Citigroup, Inc.                                                            2,432          113,258
&   JPMorgan Chase & Co.                                                       3,563          156,808
                                                                                       --------------
                                                                                              416,452
                                                                                       --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
&   AT&T, Inc.                                                                 3,196          125,155
    CenturyTel, Inc.                                                           1,280           58,714
    Embarq Corp.                                                                 967           59,751
    Qwest Communications International, Inc.        (a)                        4,004           34,154
    Verizon Communications, Inc.                                                 743           31,667
                                                                                       --------------
                                                                                              309,441
                                                                                       --------------
    ELECTRIC UTILITIES (2.6%)
    Duke Energy Corp.                                                            539            9,179
    Edison International                                                         291           15,391
    Entergy Corp.                                                                451           45,082
    FirstEnergy Corp.                                                          1,057           64,213
                                                                                       --------------
                                                                                              133,865
                                                                                       --------------
    ELECTRICAL EQUIPMENT (0.7%)
    Emerson Electric Co.                                                         729           34,314
                                                                                       --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
    Arrow Electronics, Inc.                         (a)                          399           15,250
    Avnet, Inc.                                     (a)                          206            7,803
    Solectron Corp.                                 (a)                          840            3,158
    Tyco Electronics, Ltd.                                                       187            6,698
                                                                                       --------------
                                                                                               32,909
                                                                                       --------------
    FOOD & STAPLES RETAILING (0.7%)
    Safeway, Inc.                                                                875           27,886
    Wal-Mart Stores, Inc.                                                        243           11,166
                                                                                       --------------
                                                                                               39,052
                                                                                       --------------
    FOOD PRODUCTS (1.4%)
    Archer-Daniels-Midland Co.                                                   371           12,466
    Dean Foods Co.                                                               539           15,507
    General Mills, Inc.                                                          797           44,329
                                                                                       --------------
                                                                                               72,302
                                                                                       --------------
    GAS UTILITIES (2.0%)
    AGL Resources, Inc.                                                        1,280           48,256
    Energen Corp.                                                              1,093           57,831
                                                                                       --------------
                                                                                              106,087
                                                                                       --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
    Covidien, Ltd.                                  (a)                          187            7,658
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (3.3%)
    Aetna, Inc.                                                                1,109           53,310
    AmerisourceBergen Corp.                                                      956           45,037
    CIGNA Corp.                                                                   52            2,685

    McKesson Corp.                                                               215           12,418
    WellPoint, Inc.                                 (a)                          766           57,542
                                                                                       --------------
                                                                                              170,992
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (0.7%)
    McDonald's Corp.                                                             721           34,514
                                                                                       --------------
    HOUSEHOLD DURABLES (1.1%)
    Black & Decker Corp.                                                         568           49,172
    Mohawk Industries, Inc.                         (a) (b)                       74            6,661
                                                                                       --------------
                                                                                               55,833
                                                                                       --------------
    HOUSEHOLD PRODUCTS (1.6%)
    Kimberly-Clark Corp.                                                         813           54,691
    Procter & Gamble Co. (The)                                                   454           28,084
                                                                                       --------------
                                                                                               82,775
                                                                                       --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
    Mirant Corp.                                    (a) (b)                    1,004           37,981
                                                                                       --------------
    INDUSTRIAL CONGLOMERATES (3.7%)
&   General Electric Co.                                                       5,048          195,660
                                                                                       --------------
    INSURANCE (9.4%)
    ACE, Ltd.                                                                     71            4,098
    Allstate Corp. (The)                                                       1,360           72,284
    American International Group, Inc.                                           675           43,322
    Arch Capital Group, Ltd.                        (a)                          776           54,056
    Aspen Insurance Holdings, Ltd.                  (b)                        2,142           52,372
    Assurant, Inc.                                                               526           26,679
    Axis Capital Holdings, Ltd.                                                1,508           55,570
    Chubb Corp. (The)                                                          1,043           52,578
    Everest Re Group, Ltd.                                                       540           53,055
    Travelers Cos., Inc. (The)                                                 1,565           79,471
                                                                                       --------------
                                                                                              493,485
                                                                                       --------------
    INTERNET & CATALOG RETAIL (0.0%)                ++
    Expedia, Inc.                                   (a)                           34              905
                                                                                       --------------
    IT SERVICES (0.7%)
    Computer Sciences Corp.                         (a)                          106            5,902
    Convergys Corp.                                 (a)                          416            7,925
    Electronic Data Systems Corp.                                                923           24,912
                                                                                       --------------
                                                                                               38,739
                                                                                       --------------
    LEISURE EQUIPMENT & PRODUCTS (1.5%)
    Hasbro, Inc.                                                               1,613           45,196
    Mattel, Inc.                                                               1,481           33,930
                                                                                       --------------
                                                                                               79,126
                                                                                       --------------
    MACHINERY (1.7%)
    Deere & Co.                                                                   22            2,649
    Eaton Corp.                                                                   98            9,524
    Parker Hannifin Corp.                                                        626           61,774
    Terex Corp.                                     (a)                          151           13,024
                                                                                       --------------
                                                                                               86,971
                                                                                       --------------
    MEDIA (2.7%)

    CBS Corp. Class B                               (b)                          678           21,506
    Clear Channel Communications, Inc.                                           330           12,177
    Time Warner, Inc.                               (b)                        3,629           69,895
    Tribune Co.                                                                  106            2,964
    Walt Disney Co. (The)                                                      1,042           34,386
                                                                                       --------------
                                                                                              140,928
                                                                                       --------------
    METALS & MINING (1.3%)
    Nucor Corp.                                                                  672           33,734
    United States Steel Corp.                                                    377           37,055
                                                                                       --------------
                                                                                               70,789
                                                                                       --------------
    MULTILINE RETAIL (1.1%)
    Dollar Tree Stores, Inc.                        (a)                          943           36,079
    Family Dollar Stores, Inc.                                                   752           22,274
                                                                                       --------------
                                                                                               58,353
                                                                                       --------------
    MULTI-UTILITIES (1.0%)
    Alliant Energy Corp.                                                       1,488           54,982
                                                                                       --------------
    OIL, GAS & CONSUMABLE FUELS (14.5%)
&   Chevron Corp.                                                              2,125          181,178
&   ConocoPhillips                                                             1,466          118,511
&   ExxonMobil Corp.                                                           3,142          267,478
    Frontier Oil Corp.                                                           651           25,213
&   Marathon Oil Corp.                                                         1,764           97,373
    Tesoro Corp.                                    (b)                          418           20,816
    Valero Energy Corp.                                                          761           50,995
                                                                                       --------------
                                                                                              761,564
                                                                                       --------------
    PAPER & FOREST PRODUCTS (0.1%)
    International Paper Co.                                                      178            6,598
                                                                                       --------------
    PHARMACEUTICALS (4.2%)
    Johnson & Johnson                                                            888           53,724
    King Pharmaceuticals, Inc.                      (a)                        2,283           38,834
&   Pfizer, Inc.                                                               5,468          128,553
                                                                                       --------------
                                                                                              221,111
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (2.1%)
    Colonial Properties Trust                                                    781           27,015
    Hospitality Properties Trust                                                 727           27,888
    Host Hotels & Resorts, Inc.                                                1,535           32,419
    Weingarten Realty Investors                                                  615           22,515
                                                                                       --------------
                                                                                              109,837
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
    Teradyne, Inc.                                  (a)                          201            3,154
                                                                                       --------------
    SOFTWARE (0.1%)
    Compuware Corp.                                 (a)                          827            7,716
                                                                                       --------------
    SPECIALTY RETAIL (0.3%)
    AnnTaylor Stores Corp.                          (a)                          491           15,427
                                                                                       --------------
    THRIFTS & MORTGAGE FINANCE (2.9%)
    Fannie Mae                                                                   772           46,196
    MGIC Investment Corp.                           (b)                          558           21,572

    PMI Group, Inc. (The)                                                      1,290           43,950
    Radian Group, Inc.                                                         1,082           36,474
    Washington Mutual, Inc.                         (b)                          143            5,367
                                                                                       --------------
                                                                                              153,559
                                                                                       --------------
    TOBACCO (1.3%)
    Altria Group, Inc.                                                           255           16,950
    Reynolds American, Inc.                                                      847           51,811
                                                                                       --------------
                                                                                               68,761
                                                                                       --------------
    Total Common Stocks
       (Cost $4,978,398)                                                                    5,090,666(i)
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (7.0%)
    COMMERCIAL PAPER (0.5%)
    Charta LLC
       5.303%, due 8/30/07                          (c)                  $     3,286            3,286
    Den Danske Bank
       5.285%, due 8/6/07                           (c)                        6,823            6,823
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (c)                        7,158            7,158
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (c)                        7,158            7,158
                                                                                       --------------
    Total Commercial Paper
       (Cost $24,425)                                                                          24,425
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (0.4%)
    BGI Institutional Money Market Fund             (c)                       21,296           21,296
                                                                                       --------------
    Total Investment Company
       (Cost $21,296)                                                                          21,296
                                                                                       --------------

                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $11,455
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $12,282 and a
       Market Value of $11,926)                     (c)                  $    11,453           11,453
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $11,453)                                                                          11,453
                                                                                       --------------
    TIME DEPOSITS (2.4%)
    Abbey National PLC
       5.27%, due 8/3/07                            (c)                       17,895           17,895
    Bank of America Corp.
       5.29%, due 8/16/07                           (c) (d)                   10,737           10,737
    Barclays
       5.31%, due 8/20/07                           (c)                        7,158            7,158
    BNP Paribas
       5.28%, due 8/1/07                            (c)                        7,158            7,158
    Calyon

       5.30%, due 8/13/07                           (c)                        7,158             7,158
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (c)                        7,158             7,158
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (c)                        7,516             7,516
    Rabobank Nederland
       5.29%, due 8/24/07                           (c)                        7,158             7,158
    Royal Bank of Canada
       5.285%, due 8/3/07                           (c)                       17,894            17,894
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (c)                       14,316            14,316
    Swedbank AB
       5.31%, due 10/1/07                           (c)                        7,158             7,158
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (c)                        7,158             7,158
    UBS AG
       5.285%, due 8/16/07                          (c)                        3,579             3,579
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (c)                        3,579             3,579
                                                                                       ---------------
    Total Time Deposits
       (Cost $125,622)                                                                         125,622
                                                                                       ---------------
    U.S. GOVERNMENT (3.5%)
    United States Treasury Bills
       4.836%, due 10/11/07                                                  175,000           173,351
       4.846%, due 10/18/07                         (e)                       10,000             9,896
                                                                                       ---------------
    Total U.S. Government
       (Cost $183,255)                                                                         183,247
                                                                                       ---------------
    Total Short-Term Investments
       (Cost $366,051)                                                                         366,043
                                                                                       ---------------
    Total Investments
       (Cost $5,344,449)                            (f)                        103.9%        5,456,709(g)
    Liabilities in Excess of
       Cash and Other Assets                                                    (3.9)         (202,300)
                                                                         -----------   ---------------
    Net Assets                                                                 100.0%  $     5,254,409
                                                                         ===========   ===============


                                                                          CONTRACTS       UNREALIZED
                                                                             LONG      DEPRECIATION(h)
                                                                         -----------   ---------------
    FUTURES CONTRACTS (-0.2%)
    Standard & Poor's 500 Index
    Mini September 2007                                                            2   $        (8,271)
                                                                                       ---------------
    Total Futures Contracts
       (Settlement Value $146,190)                  (i)                                $        (8,271)
                                                                                       ===============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ All of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $5,396,780.

(g) At July 31, 2007 net unrealized appreciation was $59,929, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $374,705 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $314,776.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2007.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.7% of net assets.

MAINSTAY MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (99.5%)         +
    EQUITY FUNDS (58.7%)
    MainStay Capital Appreciation Fund Class I      (a)                           26   $          946
    MainStay Common Stock Fund Class I              (a)                    1,836,961       28,068,762
    MainStay Growth Equity Fund Class I             (a)                      700,495        8,349,902
    MainStay ICAP Equity Fund Class I                                         51,402        2,389,684
    MainStay ICAP International Fund Class I                                 324,749       13,642,695
    MainStay ICAP Select Equity Fund Class I                                 538,818       23,632,561
    MainStay International Equity Fund Class I                               603,671       10,346,926
    MainStay Large Cap Growth Fund Class I          (a)(b)                 5,866,258       38,599,976
    MainStay S&P 500 Index Fund Class I                                      349,691       11,823,062
    MainStay Small Cap Opportunity Fund Class I                               56,828        1,105,303
    MainStay Value Fund Class I                     (a)                      299,299        6,665,391
                                                                                       --------------
                                                                                          144,625,208
                                                                                       --------------
    FIXED INCOME FUNDS (40.8%)
    MainStay Floating Rate Fund Class I             (a)                    1,288,922       12,360,765
    MainStay High Yield Corporate Bond Fund Class I                        1,973,700       12,315,889
    MainStay Indexed Bond Fund Class I              (a)                    6,123,507       64,480,527
    MainStay Intermediate Term Bond Fund Class I    (a)                    1,182,947       11,344,461
                                                                                       --------------
                                                                                          100,501,642
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $234,077,618)                          (c)                         99.5%     245,126,850(d)
    Cash and Other Assets,
       Less Liabilities                                                          0.5        1,344,906
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  246,471,756
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.

(b)  Non-income producing Underlying Fund.

(c)  The cost for federal income tax purposes is $234,152,710.

(d) At July 31, 2007 net unrealized appreciation was $10,974,140 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $12,830,914 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,856,774.

MAINSTAY MODERATE GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (99.7%)         +
    EQUITY FUNDS (79.2%)
    MainStay Common Stock Fund Class I              (a)                    3,403,772   $   52,009,639
    MainStay Growth Equity Fund Class I             (a)                      893,102       10,645,778
    MainStay ICAP Equity Fund Class I                                             20              937
    MainStay ICAP International Fund Class I                                 578,169       24,288,892
    MainStay ICAP Select Equity Fund Class I                                 774,577       33,972,960
    MainStay International Equity Fund Class I                             1,071,588       18,367,012
    MainStay Large Cap Growth Fund Class I          (a)(b)                 8,376,467       55,117,154
    MainStay S&P 500 Index Fund Class I                                      508,668       17,198,048
    MainStay Small Cap Opportunity Fund Class I                               86,921        1,690,613
    MainStay Value Fund Class I                     (a)                      646,666       14,401,256
                                                                                       --------------
                                                                                          227,692,289
                                                                                       --------------
    FIXED INCOME FUNDS (20.5%)
    MainStay Floating Rate Fund Class I             (a)                    1,516,712       14,545,272
    MainStay High Yield Corporate Bond Fund Class I                        2,322,472       14,492,224
    MainStay Indexed Bond Fund Class I              (a)                    2,416,934       25,450,311
    MainStay Intermediate Term Bond Fund Class I                             466,546        4,474,172
                                                                                       --------------
                                                                                           58,961,979
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $269,778,196)                          (c)                         99.7%     286,654,268(d)
    Cash and Other Assets,
       Less Liabilities                                                          0.3          874,978
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $  287,529,246
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.

(b)  Non-income producing Underlying Fund.

(c)  The cost for federal income tax purposes is $269,811,961.

(d) At July 31, 2007 net unrealized appreciation was $16,842,307 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $18,203,977 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,361,670.

MAINSTAY RETIREMENT 2010 FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (89.5%)         +
    EQUITY FUNDS (53.5%)
    MainStay Growth Equity Fund Class I                                        3,409   $       40,638
    MainStay ICAP Equity Fund Class I                                          1,500           69,716
    MainStay ICAP International Fund Class I                                     703           29,521
    MainStay International Equity Fund Class I                                 1,158           19,851
    MainStay Large Cap Growth Fund Class I          (a)                        9,020           59,354
    MainStay Large Cap Opportunity Fund Class I                                2,147           23,149
    MainStay S&P 500 Index Fund Class I                                          659           22,292
    Mainstay Small Cap Growth Fund Class I                                       475            8,020
                                                                                       --------------
                                                                                              272,541
                                                                                       --------------
    FIXED INCOME FUNDS (36.0%)
    MainStay Floating Rate Fund Class I                                          559            5,358
    MainStay High Yield Corporate Bond Fund Class I                            1,719           10,728
    MainStay Indexed Bond Fund Class I                                        13,519          142,358
    MainStay Intermediate Term Bond Fund Class I                               2,607           25,005
                                                                                       --------------
                                                                                              183,449
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $463,828)                                                                        455,990
                                                                                       --------------
    NON-AFFILIATED INVESTMENT COMPANIES (10.3%)
    NON-AFFILIATED EQUITY FUNDS (5.9%)
    JPMorgan Multi-Cap Market Neutral Fund Select Class                        1,380           15,497
    Lazard International Small Cap Portfolio
       Institutional Shares                                                      260            4,809
    T. Rowe Price Emerging Markets Stock Fund                                    254            9,984
                                                                                       --------------
                                                                                               30,290
                                                                                       --------------
    NON-AFFILIATED FIXED INCOME FUNDS (4.4%)
    American Century International Bond Fund
       Institutional Class                                                       397            5,587
    Western Asset Inflation Indexed Plus Bond
       Portfolio Institutional Class                                           1,651           16,807
                                                                                       --------------
                                                                                               22,394
                                                                                       --------------
    Total Non-Affiliated Investment Companies
       (Cost $52,178)                                                                          52,684
                                                                                       --------------
    Total Investments
       (Cost $516,006)                              (b)                         99.8%         508,674(c)
    Cash and Other Assets,
       Less Liabilities                                                          0.2              777
                                                                               -----   --------------
    Net Assets                                                                 100.0%  $      509,451
                                                                               =====   ==============

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing Underlying Fund.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2007 net unrealized depreciation was $7,332 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,365 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,697.

MAINSTAY RETIREMENT 2020 FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (91.3%)         +
    EQUITY FUNDS (65.2%)
    MainStay Growth Equity Fund Class I                                        3,950   $       47,090
    MainStay ICAP Equity Fund Class I                                          1,729           80,396
    MainStay ICAP International Fund Class I                                     905           38,013
    MainStay ICAP Select Equity Fund Class I                                     142            6,218
    MainStay International Equity Fund Class I                                 1,497           25,663
    MainStay Large Cap Growth Fund Class I          (a)                       11,139           73,296
    MainStay Large Cap Opportunity Fund Class I                                2,435           26,244
    MainStay S&P 500 Index Fund Class I                                          807           27,292
    Mainstay Small Cap Growth Fund Class I                                       751           12,687
                                                                                       --------------
                                                                                              336,899
                                                                                       --------------
    FIXED INCOME FUNDS (26.1%)
    MainStay Floating Rate Fund Class I                                          934            8,957
    MainStay High Yield Corporate Bond Fund Class I                            1,958           12,215
    MainStay Indexed Bond Fund Class I                                         9,182           96,684
    MainStay Intermediate Term Bond Fund Class I                               1,771           16,983
                                                                                       --------------
                                                                                              134,839
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $481,990)                                                                        471,738
                                                                                       --------------
    NON-AFFILIATED INVESTMENT COMPANIES (8.6%)
    NON-AFFILIATED EQUITY FUNDS (6.8%)
    JPMorgan Multi-Cap Market Neutral Fund Select Class                        1,428           16,038
    Lazard International Small Cap Portfolio
       Institutional Shares                                                      337            6,254
    T. Rowe Price Emerging Markets Stock Fund                                    320           12,614
                                                                                       --------------
                                                                                               34,906
                                                                                       --------------
    NON-AFFILIATED FIXED INCOME FUND (1.8%)
    American Century International Bond Fund
       Institutional Class                                                       662            9,315
                                                                                       --------------
    Total Non-Affiliated Investment Companies
       (Cost $43,751)                                                                          44,221
                                                                                       --------------
    Total Investments
       (Cost $525,741)                              (b)                         99.9%         515,959(c)
    Cash and Other Assets,
       Less Liabilities                                                          0.1              472
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $      516,431
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing Underlying Fund.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2007 net unrealized depreciation was $9,782 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,102 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,884.

MAINSTAY RETIREMENT 2030 FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
       AFFILIATED INVESTMENT COMPANIES (90.5%)      +
       EQUITY FUNDS (77.3%)
       MainStay Growth Equity Fund Class I                                     4,104   $       48,922
       MainStay ICAP Equity Fund Class I                                       1,967           91,434
       MainStay ICAP International Fund Class I                                1,133           47,581
       MainStay ICAP Select Equity Fund Class I                                  500           21,917
       MainStay International Equity Fund Class I                              1,866           31,991
       MainStay Large Cap Growth Fund Class I       (a)                       13,393           88,128
       MainStay Large Cap Opportunity Fund Class I                             2,180           23,505
       MainStay S&P 500 Index Fund Class I                                       966           32,666
       Mainstay Small Cap Growth Fund Class I                                  1,197           20,218
                                                                                       --------------
                                                                                              406,362
                                                                                       --------------
       FIXED INCOME FUNDS (13.2%)
       MainStay Floating Rate Fund Class I                                       967            9,277
       MainStay High Yield Corporate Bond Fund Class I                         1,485            9,266
       MainStay Indexed Bond Fund Class I                                      4,093           43,102
       MainStay Intermediate Term Bond Fund Class I                              790            7,572
                                                                                       --------------
                                                                                               69,217
                                                                                       --------------
       Total Affiliated Investment Companies
          (Cost $488,334)                                                                     475,579
                                                                                       --------------
       NON-AFFILIATED INVESTMENT COMPANIES (9.5%)
       NON-AFFILIATED EQUITY FUNDS (7.7%)
       JPMorgan Multi-Cap Market Neutral Fund
          Select Class                                                         1,459           16,388
       Lazard International Small Cap Portfolio
          Institutional Shares                                                   422            7,816
       T. Rowe Price Emerging Markets Stock Fund                                 407           16,007
                                                                                       --------------
                                                                                               40,211
                                                                                       --------------
       NON-AFFILIATED FIXED INCOME FUND (1.8%)
       American Century International Bond Fund
          Institutional Class                                                    687            9,671
                                                                                       --------------
       Total Non-Affiliated Investment Companies
          (Cost $49,355)                                                                       49,882
                                                                                       --------------
       Total Investments
          (Cost $537,689)                           (b)                        100.0%         525,461(c)
       Cash and Other Assets,
          Less Liabilities                                                       0.0++            196
                                                                         -----------   --------------
       Net Assets                                                              100.0%  $      525,657
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

(a)  Non-income producing Underlying Fund.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2007 net unrealized depreciation was $12,228 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $960 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $13,188.

MAINSTAY RETIREMENT 2040 FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (91.3%)         +
    EQUITY FUNDS (82.9%)
    MainStay Growth Equity Fund Class I                                        3,371   $       40,182
    MainStay ICAP Equity Fund Class I                                          1,899           88,303
    MainStay ICAP International Fund Class I                                   1,160           48,724
    MainStay ICAP Select Equity Fund Class I                                     885           38,821
    MainStay International Equity Fund Class I                                 1,890           32,402
    MainStay Large Cap Growth Fund Class I          (a)                       13,148           86,512
    MainStay Large Cap Opportunity Fund Class I                                1,069           11,528
    MainStay S&P 500 Index Fund Class I                                          954           32,257
    Mainstay Small Cap Growth Fund Class I                                     1,569           26,508
                                                                                       --------------
                                                                                              405,237
                                                                                       --------------
    FIXED INCOME FUNDS (8.4%)
    MainStay Floating Rate Fund Class I                                          595            5,709
    MainStay High Yield Corporate Bond Fund Class I                              915            5,708
    MainStay Indexed Bond Fund Class I                                         2,393           25,195
    MainStay Intermediate Term Bond Fund Class I                                 462            4,430
                                                                                       --------------
                                                                                               41,042
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $458,000)                                                                        446,279
                                                                                       --------------
    NON-AFFILIATED INVESTMENT COMPANIES (8.7%)
    NON-AFFILIATED EQUITY FUNDS (7.5%)
    JPMorgan Multi-Cap Market Neutral Fund Select Class                        1,043           11,717
    Lazard International Small Cap Portfolio
       Institutional Shares                                                      435            8,052
    T. Rowe Price Emerging Markets Stock Fund                                    425           16,718
                                                                                       --------------
                                                                                               36,487
                                                                                       --------------
    NON-AFFILIATED FIXED INCOME FUND (1.2%)
    American Century International Bond Fund
       Institutional Class                                                       431            6,064
                                                                                       --------------
    Total Non-Affiliated Investment Companies
       (Cost $42,000)                                                                          42,551
                                                                                       --------------
    Total Investments
       (Cost $500,000)                              (b)                        100.0%         488,830(c)
    Cash and Other Assets,
       Less Liabilities                                                          0.0++             80
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $      488,910
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

(a)  Non-income producing Underlying Fund.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2007 net unrealized depreciation was $11,170 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $806 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,976.

MAINSTAY RETIREMENT 2050 FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    AFFILIATED INVESTMENT COMPANIES (92.4%)         +
    EQUITY FUNDS (87.9%)
    MainStay Growth Equity Fund Class I                                        2,778   $       33,110
    MainStay ICAP Equity Fund Class I                                          1,966           91,377
    MainStay ICAP International Fund Class I                                   1,302           54,687
    MainStay ICAP Select Equity Fund Class I                                   1,342           58,852
    MainStay International Equity Fund Class I                                 2,157           36,976
    MainStay Large Cap Growth Fund Class I          (a)                       13,505           88,861
    MainStay S&P 500 Index Fund Class I                                        1,009           34,115
    Mainstay Small Cap Growth Fund Class I                                     2,075           35,049
                                                                                       --------------
                                                                                              433,027
                                                                                       --------------
    FIXED INCOME FUNDS (4.5%)
    MainStay Floating Rate Fund Class I                                          329            3,152
    MainStay High Yield Corporate Bond Fund Class I                              503            3,141
    MainStay Indexed Bond Fund Class I                                         1,301           13,703
    MainStay Intermediate Term Bond Fund Class I                                 251            2,411
                                                                                       --------------
                                                                                               22,407
                                                                                       --------------
    Total Affiliated Investment Companies
       (Cost $467,798)                                                                        455,434
                                                                                       --------------
    NON-AFFILIATED INVESTMENT COMPANIES (7.6%)
    NON-AFFILIATED EQUITY FUNDS (6.9%)
    JPMorgan Multi-Cap Market Neutral Fund Select Class                          570            6,397
    Lazard International Small Cap Portfolio
       Institutional Shares                                                      487            9,021
    T. Rowe Price Emerging Markets Stock Fund                                    476           18,730
                                                                                       --------------
                                                                                               34,148
                                                                                       --------------
    NON-AFFILIATED FIXED INCOME FUND (0.7%)
    American Century International Bond Fund
       Institutional Class                                                       229            3,219
                                                                                       --------------
    Total Non-Affiliated Investment Companies
       (Cost $36,800)                                                                          37,367
                                                                                       --------------
    Total Investments
       (Cost $504,598)                              (b)                        100.0%         492,801(c)
    Liabilities in Excess of
       Cash and Other Assets                                                    (0.0)++            (4)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $      492,797
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

(a)  Non-income producing Underlying Fund.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c)  At July 31, 2007 net unrealized depreciation was

     $11,797 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $732 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,529.

MAINSTAY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS                             +++ July 31, 2007 unaudited

                                                                            SHARES          VALUE
                                                                         -----------   --------------
       COMMON STOCKS (97.8%)                        +
       AEROSPACE & DEFENSE (2.8%)
       Boeing Co. (The)                                                      101,554   $   10,503,730
       General Dynamics Corp.                                                 51,877        4,075,457
       Goodrich Corp.                                                         15,925        1,001,842
       Honeywell International, Inc.                                         100,889        5,802,126
       L-3 Communications Holdings, Inc.                                      16,048        1,565,643
       Lockheed Martin Corp.                                                  45,551        4,485,862
       Northrop Grumman Corp.                                                 44,457        3,383,178
       Precision Castparts Corp.                                              17,700        2,425,962
       Raytheon Co.                                                           57,408        3,178,107
       Rockwell Collins, Inc.                                                 21,405        1,470,523
       United Technologies Corp.                                             128,208        9,355,338
                                                                                       --------------
                                                                                           47,247,768
                                                                                       --------------
       AIR FREIGHT & LOGISTICS (0.9%)
       C.H. Robinson Worldwide, Inc.                (a)                       22,500        1,094,625
       FedEx Corp.                                                            39,491        4,373,233
       United Parcel Service, Inc. Class B                                   136,540       10,338,809
                                                                                       --------------
                                                                                           15,806,667
                                                                                       --------------
       AIRLINES (0.1%)
       Southwest Airlines Co.                                                100,836        1,579,092
                                                                                       --------------
       AUTO COMPONENTS (0.2%)
       Goodyear Tire & Rubber Co. (The)             (b)                       26,731          767,714
       Johnson Controls, Inc.                                                 25,275        2,859,866
                                                                                       --------------
                                                                                            3,627,580
                                                                                       --------------
       AUTOMOBILES (0.4%)
       Ford Motor Co.                               (a) (b)                  240,510        2,046,740
       General Motors Corp.                         (a)                       72,350        2,344,140
       Harley-Davidson, Inc.                                                  33,140        1,899,585
                                                                                       --------------
                                                                                            6,290,465
                                                                                       --------------
       BEVERAGES (2.1%)
       Anheuser-Busch Cos., Inc.                                              98,296        4,793,896
       Brown-Forman Corp. Class B                   (a)                       10,215          678,685
       Coca-Cola Co. (The)                                                   259,266       13,510,351
       Coca-Cola Enterprises, Inc.                                            35,260          798,992
       Constellation Brands, Inc. Class A           (a) (b)                   24,971          547,614
       Molson Coors Brewing Co. Class B                                        6,123          544,580
       Pepsi Bottling Group, Inc. (The)                                       17,327          579,761
       PepsiCo, Inc.                                                         210,014       13,781,119
                                                                                       --------------
                                                                                           35,234,998
                                                                                       --------------
       BIOTECHNOLOGY (1.2%)
       Amgen, Inc.                                  (b)                      149,535        8,036,011
       Biogen Idec, Inc.                            (b)                       36,796        2,080,446

       Celgene Corp.                                (b)                       48,600        2,943,216
       Genzyme Corp.                                (b)                       33,939        2,140,533
       Gilead Sciences, Inc.                        (b)                      120,824        4,498,278
                                                                                       --------------
                                                                                           19,698,484
                                                                                       --------------
       BUILDING PRODUCTS (0.1%)
       American Standard Cos., Inc.                                           22,302        1,205,423
       Masco Corp.                                  (a)                       48,895        1,330,433
                                                                                       --------------
                                                                                            2,535,856
                                                                                       --------------
       CAPITAL MARKETS (3.4%)
       American Capital Strategies, Ltd.            (a)                       22,800          865,716
       Ameriprise Financial, Inc.                                             30,444        1,834,860
       Bank of New York Mellon Corp. (The)                                   145,273        6,181,366
       Bear Stearns Cos., Inc. (The)                                          15,451        1,872,970
       Charles Schwab Corp. (The)                                            130,461        2,626,180
       E*TRADE Financial Corp.                      (b)                       54,577        1,010,766
       Federated Investors, Inc. Class B                                      11,607          417,968
       Franklin Resources, Inc.                                               21,240        2,705,339
       Goldman Sachs Group, Inc. (The)                                        52,634        9,913,088
       Janus Capital Group, Inc.                    (a)                       24,439          734,636
       Legg Mason, Inc.                                                       16,771        1,509,390
       Lehman Brothers Holdings, Inc.               (a)                       68,912        4,272,544
       Merrill Lynch & Co., Inc.                                             112,608        8,355,514
       Morgan Stanley                                                        135,942        8,682,616
       Northern Trust Corp.                                                   24,347        1,520,714
       State Street Corp.                                                     51,234        3,434,215
       T. Rowe Price Group, Inc.                                              34,102        1,777,737
                                                                                       --------------
                                                                                           57,715,619
                                                                                       --------------
       CHEMICALS (1.6%)
       Air Products & Chemicals, Inc.                                         27,854        2,405,750
       Ashland, Inc.                                                           7,313          446,532
       Dow Chemical Co. (The)                                                123,411        5,365,910
       E.I. du Pont de Nemours & Co.                                         118,924        5,557,319
       Eastman Chemical Co.                                                   10,897          749,932
       Ecolab, Inc.                                                           22,835          961,582
       Hercules, Inc.                               (b)                       14,442          299,816
       International Flavors & Fragrances, Inc.                                9,997          500,950
       Monsanto Co.                                                           69,997        4,511,307
       PPG Industries, Inc.                                                   21,156        1,613,568
       Praxair, Inc.                                                          41,227        3,158,813
       Rohm & Haas Co.                              (a)                       18,407        1,040,364
       Sigma-Aldrich Corp.                                                    16,878          764,911
                                                                                       --------------
                                                                                           27,376,754
                                                                                       --------------
       COMMERCIAL BANKS (3.5%)
       BB&T Corp.                                                             69,327        2,594,216
       Comerica, Inc.                                                         20,097        1,058,308
       Commerce Bancorp, Inc.                       (a)                       24,725          827,051
       Compass Bancshares, Inc.                                               16,675        1,155,244
       Fifth Third Bancorp                                                    71,360        2,632,470
       First Horizon National Corp.                 (a)                       15,860          503,079
       Huntington Bancshares, Inc.                                            47,103          904,378
       KeyCorp                                                                50,632        1,756,424
       M&T Bank Corp.                                                          9,975        1,060,243
       Marshall & Ilsley Corp.                                                33,540        1,382,183
       National City Corp.                          (a)                       74,446        2,187,968
       PNC Financial Services Group, Inc.                                     44,380        2,957,927

       Regions Financial Corp.                                                91,067        2,738,385
       SunTrust Banks, Inc.                         (a)                       45,699        3,578,232
       Synovus Financial Corp.                                                41,462        1,159,278
       U.S. Bancorp                                                          224,895        6,735,605
       Wachovia Corp.                                                        246,672       11,645,385
       Wells Fargo & Co.                                                     430,675       14,543,895
       Zions Bancorp.                                                         14,160        1,055,628
                                                                                       --------------
                                                                                           60,475,899
                                                                                       --------------
       COMMERCIAL SERVICES & SUPPLIES (0.5%)
       Allied Waste Industries, Inc.                (b)                       32,418          417,220
       Avery Dennison Corp.                                                   12,082          741,110
       Cintas Corp.                                                           17,504          639,946
       Equifax, Inc.                                                          18,770          759,434
       Monster Worldwide, Inc.                      (b)                       16,364          636,396
       Pitney Bowes, Inc.                                                     28,181        1,299,144
       R.R. Donnelley & Sons Co.                                              28,336        1,197,479
       Robert Half International, Inc.                                        21,856          742,885
       Waste Management, Inc.                                                 66,883        2,543,560
                                                                                       --------------
                                                                                            8,977,174
                                                                                       --------------
       COMMUNICATIONS EQUIPMENT (2.7%)
       Avaya, Inc.                                  (b)                       57,791          955,863
       Ciena Corp.                                  (b)                       10,792          394,232
&      Cisco Systems, Inc.                          (b)                      782,842       22,631,962
       Corning, Inc.                                (b)                      202,008        4,815,871
       JDS Uniphase Corp.                           (a) (b)                   26,929          385,893
       Juniper Networks, Inc.                       (b)                       72,365        2,168,055
       Motorola, Inc.                                                        299,353        5,086,007
       QUALCOMM, Inc.                                                        214,962        8,953,167
       Tellabs, Inc.                                (b)                       57,451          652,069
                                                                                       --------------
                                                                                           46,043,119
                                                                                       --------------
       COMPUTERS & PERIPHERALS (4.1%)
       Apple, Inc.                                  (b)                      111,578       14,701,517
       Dell, Inc.                                   (b)                      293,831        8,218,453
       EMC Corp.                                    (b)                      271,322        5,022,170
       Hewlett-Packard Co.                                                   337,655       15,542,260
       International Business Machines Corp.                                 176,134       19,489,227
       Lexmark International, Inc. Class A          (b)                       12,294          486,105
       NCR Corp.                                    (b)                       23,261        1,214,689
       Network Appliance, Inc.                      (b)                       47,595        1,348,842
       QLogic Corp.                                 (b)                       20,354          270,505
       SanDisk Corp.                                (b)                       29,431        1,578,385
       Sun Microsystems, Inc.                       (b)                      463,436        2,363,524
                                                                                       --------------
                                                                                           70,235,677
                                                                                       --------------
       CONSTRUCTION & ENGINEERING (0.1%)
       Fluor Corp.                                                            11,205        1,294,290
                                                                                       --------------
       CONSTRUCTION MATERIALS (0.1%)
       Vulcan Materials Co.                                                   12,304        1,177,739
                                                                                       --------------
       CONSUMER FINANCE (1.0%)
       American Express Co.                                                  153,409        8,980,563
       Capital One Financial Corp.                                            53,492        3,785,094
       Discover Financial Services                  (b)                       68,171        1,571,342
       SLM Corp.                                                              53,073        2,609,599
                                                                                       --------------
                                                                                           16,946,598
                                                                                       --------------

       CONTAINERS & PACKAGING (0.2%)
       Ball Corp.                                                             13,331          683,480
       Bemis Co., Inc.                                                        13,321          392,570
       Pactiv Corp.                                 (b)                       16,792          530,795
       Sealed Air Corp.                                                       20,758          565,655
       Temple-Inland, Inc.                                                    13,866          806,031
                                                                                       --------------
                                                                                            2,978,531
                                                                                       --------------
       DISTRIBUTORS (0.1%)
       Genuine Parts Co.                                                      21,930        1,043,429
                                                                                       --------------
       DIVERSIFIED CONSUMER SERVICES (0.1%)
       Apollo Group, Inc. Class A                   (b)                       17,782        1,051,094
       H&R Block, Inc.                              (a)                       41,106          820,065
                                                                                       --------------
                                                                                            1,871,159
                                                                                       --------------
       DIVERSIFIED FINANCIAL SERVICES (4.9%)
&      Bank of America Corp.                                                 572,185       27,133,013
       CIT Group, Inc.                                                        24,915        1,026,000
&      Citigroup, Inc.                                                       637,814       29,702,998
       CME Group, Inc.                              (a)                        7,154        3,952,585
       JPMorgan Chase & Co.                                                  440,527       19,387,593
       Moody's Corp.                                (a)                       29,679        1,596,730
                                                                                       --------------
                                                                                           82,798,919
                                                                                       --------------
       DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
&      AT&T, Inc.                                                            795,049       31,134,119
       CenturyTel, Inc.                                                       14,155          649,290
       Citizens Communications Co.                  (a)                       43,613          629,336
       Embarq Corp.                                                           19,055        1,177,408
       Qwest Communications International, Inc.     (b)                      201,612        1,719,750
       Verizon Communications, Inc.                                          374,326       15,953,774
       Windstream Corp.                                                       60,384          830,884
                                                                                       --------------
                                                                                           52,094,561
                                                                                       --------------
       ELECTRIC UTILITIES (1.7%)
       Allegheny Energy, Inc.                       (b)                       21,017        1,097,718
       American Electric Power Co., Inc.                                      51,045        2,219,947
       Duke Energy Corp.                                                     160,972        2,741,353
       Edison International                                                   41,700        2,205,513
       Entergy Corp.                                                          25,521        2,551,079
       Exelon Corp.                                                           87,030        6,105,155
       FirstEnergy Corp.                                                      39,427        2,395,190
       FPL Group, Inc.                                                        52,191        3,012,986
       Pinnacle West Capital Corp.                  (a)                       12,637          473,635
       PPL Corp.                                                              49,578        2,337,107
       Progress Energy, Inc.                                                  33,124        1,446,194
       Southern Co. (The)                                                     96,327        3,240,440
                                                                                       --------------
                                                                                           29,826,317
                                                                                       --------------
       ELECTRICAL EQUIPMENT (0.4%)
       Cooper Industries, Ltd. Class A                                        23,626        1,250,288
       Emerson Electric Co.                                                  102,810        4,839,267
       Rockwell Automation, Inc.                                              20,354        1,424,576
                                                                                       --------------
                                                                                            7,514,131
                                                                                       --------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
    Agilent Technologies, Inc.                      (b)                       51,082        1,948,778
    Jabil Circuit, Inc.                                                       23,603          531,776
    Molex, Inc.                                                               18,059          511,792
    Solectron Corp.                                 (b)                      116,961          439,773
    Tektronix, Inc.                                 (a)                       10,702          351,561
    Tyco Electronics, Ltd.                                                    64,051        2,294,307
                                                                                       --------------
                                                                                            6,077,987
                                                                                       --------------
    ENERGY EQUIPMENT & SERVICES (2.2%)
    Baker Hughes, Inc.                                                        41,104        3,249,271
    BJ Services Co.                                                           38,085          995,923
    ENSCO International, Inc.                       (a)                       19,400        1,184,758
    Halliburton Co.                                                          117,438        4,230,117
    Nabors Industries, Ltd.                         (a) (b)                   36,349        1,062,845
    National Oilwell Varco, Inc.                    (b)                       22,988        2,761,089
    Noble Corp.                                                               17,287        1,771,226
    Rowan Cos., Inc.                                (a)                       14,161          597,453
    Schlumberger, Ltd.                                                       151,951       14,392,799
    Smith International, Inc.                                                 25,600        1,572,096
    Transocean, Inc.                                (b)                       37,242        4,001,653
    Weatherford International, Ltd.                 (b)                       43,598        2,412,277
                                                                                       --------------
                                                                                           38,231,507
                                                                                       --------------
    FOOD & STAPLES RETAILING (2.3%)
    Costco Wholesale Corp.                                                    57,562        3,442,208
    CVS Caremark Corp.                                                       199,653        7,025,789
    Kroger Co. (The)                                                          91,090        2,364,696
    Safeway, Inc.                                                             56,827        1,811,076
    SUPERVALU, Inc.                                                           26,357        1,098,296
    Sysco Corp.                                                               79,069        2,520,720
    Walgreen Co.                                                             128,921        5,695,730
    Wal-Mart Stores, Inc.                                                    312,563       14,362,270
    Whole Foods Market, Inc.                        (a)                       18,003          666,831
                                                                                       --------------
                                                                                           38,987,616
                                                                                       --------------
    FOOD PRODUCTS (1.4%)
    Archer-Daniels-Midland Co.                                                83,851        2,817,394
    Campbell Soup Co.                                                         27,878        1,026,747
    ConAgra Foods, Inc.                                                       64,183        1,627,039
    Dean Foods Co.                                                            17,137          493,031
    General Mills, Inc.                                                       44,447        2,472,142
    H.J. Heinz Co.                                                            41,836        1,830,743
    Hershey Co. (The)                                                         22,431        1,034,069
    Kellogg Co.                                                               32,013        1,658,594
    Kraft Foods, Inc. Class A                                                207,517        6,796,182
    McCormick & Co., Inc.                                                     16,971          579,729
    Sara Lee Corp.                                                            94,243        1,493,752
    Tyson Foods, Inc. Class A                                                 32,204          685,945
    Wm. Wrigley Jr. Co.                             (a)                       28,108        1,621,269
                                                                                       --------------
                                                                                           24,136,636
                                                                                       --------------
    GAS UTILITIES (0.1%)
    Nicor, Inc.                                                                5,688          224,164
    Questar Corp.                                                             22,000        1,132,780
                                                                                       --------------
                                                                                            1,356,944
                                                                                       --------------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)

    Bausch & Lomb, Inc.                                                        6,889          440,414
    Baxter International, Inc.                                                84,289        4,433,601
    Becton, Dickinson & Co.                                                   31,379        2,396,100
    Boston Scientific Corp.                         (b)                      152,403        2,004,099
    C.R. Bard, Inc.                                                           13,236        1,038,629
    Covidien, Ltd.                                  (b)                       64,051        2,622,888
    Hospira, Inc.                                   (b)                       20,112          777,731
    Medtronic, Inc.                                                          148,160        7,507,267
    St. Jude Medical, Inc.                          (a) (b)                   43,660        1,883,492
    Stryker Corp.                                                             38,367        2,395,252
    Varian Medical Systems, Inc.                    (b)                       16,400          669,120
    Zimmer Holdings, Inc.                           (b)                       30,607        2,380,000
                                                                                       --------------
                                                                                           28,548,593
                                                                                       --------------
    HEALTH CARE PROVIDERS & SERVICES (2.2%)
    Aetna, Inc.                                                               66,892        3,215,498
    AmerisourceBergen Corp.                                                   24,626        1,160,131
    Cardinal Health, Inc.                                                     49,669        3,264,743
    CIGNA Corp.                                                               37,104        1,916,051
    Coventry Health Care, Inc.                      (b)                       20,332        1,134,729
    Express Scripts, Inc.                           (b)                       34,872        1,748,133
    Humana, Inc.                                    (b)                       21,707        1,391,202
    Laboratory Corp. of America Holdings            (b)                       15,226        1,124,440
    Manor Care, Inc.                                                           9,407          595,933
    McKesson Corp.                                                            38,238        2,208,627
    Medco Health Solutions, Inc.                    (b)                       36,196        2,941,649
    Patterson Cos., Inc.                            (b)                       17,752          636,764
    Quest Diagnostics, Inc.                         (a)                       20,695        1,147,952
    Tenet Healthcare Corp.                          (a) (b)                   60,310          312,406
    UnitedHealth Group, Inc.                                                 172,771        8,367,300
    WellPoint, Inc.                                 (b)                       79,406        5,964,979
                                                                                       --------------
                                                                                           37,130,537
                                                                                       --------------
    HEALTH CARE TECHNOLOGY (0.0%)                   ++
    IMS Health, Inc.                                (a)                       25,718          723,447
                                                                                       --------------
    HOTELS, RESTAURANTS & LEISURE (1.5%)
    Carnival Corp.                                  (a)                       57,228        2,535,773
    Darden Restaurants, Inc.                                                  18,707          796,357
    Harrah's Entertainment, Inc.                                              23,753        2,011,642
    Hilton Hotels Corp.                                                       50,265        2,222,216
    International Game Technology                                             43,350        1,531,122
    Marriott International, Inc. Class A                                      42,477        1,764,919
    McDonald's Corp.                                                         153,902        7,367,289
    Starbucks Corp.                                 (b)                       95,472        2,547,193
    Starwood Hotels & Resorts Worldwide, Inc.                                 27,674        1,742,355
    Wendy's International, Inc.                                               11,143          390,339
    Wyndham Worldwide Corp.                         (b)                       23,571          793,164
    Yum! Brands, Inc.                                                         67,634        2,166,993
                                                                                       --------------
                                                                                           25,869,362
                                                                                       --------------
    HOUSEHOLD DURABLES (0.5%)
    Black & Decker Corp.                                                       8,469          733,161
    Centex Corp.                                    (a)                       15,198          567,037
    D.R. Horton, Inc.                                                         35,449          578,528
    Fortune Brands, Inc.                            (a)                       19,744        1,605,187
    Harman International Industries, Inc.                                      8,328          966,048
    KB Home                                         (a)                       10,054          319,818
    Leggett & Platt, Inc.                                                     23,090          478,656

    Lennar Corp. Class A                            (a)                       17,657          541,364
    Newell Rubbermaid, Inc.                                                   35,428          937,071
    Pulte Homes, Inc.                               (a)                       27,254          527,092
    Snap-on, Inc.                                                              7,378          386,091
    Stanley Works (The)                                                       10,369          573,717
    Whirlpool Corp.                                                            9,968        1,017,832
                                                                                       --------------
                                                                                            9,231,602
                                                                                       --------------
    HOUSEHOLD PRODUCTS (2.0%)
    Clorox Co. (The)                                                          19,346        1,169,659
    Colgate-Palmolive Co.                                                     66,029        4,357,914
    Kimberly-Clark Corp.                                                      58,649        3,945,318
&   Procter & Gamble Co. (The)                                               405,995       25,114,851
                                                                                       --------------
                                                                                           34,587,742
                                                                                       --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    AES Corp. (The)                                 (b)                       86,131        1,692,474
    Constellation Energy Group, Inc.                                          23,226        1,946,339
    Dynegy, Inc. Class A                            (b)                       51,747          461,066
    TXU Corp.                                                                 58,936        3,845,574
                                                                                       --------------
                                                                                            7,945,453
                                                                                       --------------
    INDUSTRIAL CONGLOMERATES (3.8%)
    3M Co.                                                                    92,832        8,254,621
&   General Electric Co.                                                   1,326,643       51,420,682
    Textron, Inc.                                                             16,125        1,820,351
    Tyco International, Ltd.                                                  64,051        3,028,972
                                                                                       --------------
                                                                                           64,524,626
                                                                                       --------------
    INSURANCE (4.4%)
    ACE, Ltd.                                                                 42,016        2,425,164
    Aflac, Inc.                                                               63,576        3,313,581
    Allstate Corp. (The)                                                      78,562        4,175,570
    Ambac Financial Group, Inc.                                               13,221          887,790
    American International Group, Inc.                                       334,545       21,471,098
    Aon Corp.                                                                 38,396        1,537,376
    Assurant, Inc.                                                            12,900          654,288
    Chubb Corp. (The)                                                         51,798        2,611,137
    Cincinnati Financial Corp.                                                22,116          866,947
    Genworth Financial, Inc. Class A                                          54,090        1,650,827
    Hartford Financial Services Group, Inc. (The)                             40,829        3,750,960
    Lincoln National Corp.                                                    34,991        2,110,657
    Loews Corp.                                                               57,477        2,724,410
    Marsh & McLennan Cos., Inc.                                               71,838        1,979,137
    MBIA, Inc.                                      (a)                       17,196          964,696
    MetLife, Inc.                                                             95,932        5,777,025
    Principal Financial Group, Inc.                                           34,500        1,945,455
    Progressive Corp. (The)                                                   95,844        2,010,807
    Prudential Financial, Inc.                                                60,316        5,345,807
    SAFECO Corp.                                                              13,607          795,601
    Torchmark Corp.                                                           12,325          758,481
    Travelers Cos., Inc. (The)                                                85,846        4,359,260
    Unum Group                                                                43,597        1,059,407
    XL Capital, Ltd. Class A                                                  24,047        1,872,299
                                                                                       --------------
                                                                                           75,047,780
                                                                                       --------------
    INTERNET & CATALOG RETAIL (0.2%)
    Amazon.com, Inc.                                (b)                       40,149        3,153,302

    IAC/InterActiveCorp.                            (b)                       28,400          816,216
                                                                                       --------------
                                                                                            3,969,518
                                                                                       --------------
    INTERNET SOFTWARE & SERVICES (1.4%)
    Akamai Technologies, Inc.                       (b)                       22,000          747,120
    eBay, Inc.                                      (b)                      146,246        4,738,370
    Google, Inc. Class A                            (b)                       28,138       14,350,380
    VeriSign, Inc.                                  (b)                       31,005          920,538
    Yahoo!, Inc.                                    (a) (b)                  156,940        3,648,855
                                                                                       --------------
                                                                                           24,405,263
                                                                                       --------------
    IT SERVICES (1.1%)
    Affiliated Computer Services, Inc. Class A      (b)                       12,639          678,209
    Automatic Data Processing, Inc.                                           71,568        3,322,187
    Cognizant Technology Solutions Corp. Class A    (b)                       18,400        1,490,032
    Computer Sciences Corp.                         (b)                       22,326        1,243,112
    Convergys Corp.                                 (b)                       17,738          337,909
    Electronic Data Systems Corp.                                             66,183        1,786,279
    Fidelity National Information Services, Inc.                              20,800        1,032,304
    First Data Corp.                                                          96,794        3,077,081
    Fiserv, Inc.                                    (b)                       21,673        1,071,080
    Paychex, Inc.                                                             43,235        1,789,064
    Unisys Corp.                                    (b)                       43,977          355,774
    Western Union Co. (The)                                                   99,394        1,982,910
                                                                                       --------------
                                                                                           18,165,941
                                                                                       --------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                                           12,077          337,673
    Eastman Kodak Co.                               (a)                       36,589          923,872
    Hasbro, Inc.                                                              20,885          585,198
    Mattel, Inc.                                                              50,563        1,158,398
                                                                                       --------------
                                                                                            3,005,141
                                                                                       --------------
    LIFE SCIENCES TOOLS & SERVICES (0.3%)
    Applera Corp.-Applied BioSystems Group                                    23,267          726,396
    Millipore Corp.                                 (a) (b)                    6,793          533,998
    PerkinElmer, Inc.                                                         16,081          447,534
    Thermo Fisher Scientific, Inc.                  (b)                       54,099        2,824,509
    Waters Corp.                                    (b)                       13,098          763,089
                                                                                       --------------
                                                                                            5,295,526
                                                                                       --------------
    MACHINERY (1.7%)
    Caterpillar, Inc.                                                         82,594        6,508,407
    Cummins, Inc.                                   (a)                       13,486        1,600,788
    Danaher Corp.                                                             30,697        2,292,452
    Deere & Co.                                                               29,168        3,512,411
    Dover Corp.                                                               26,037        1,327,887
    Eaton Corp.                                                               18,814        1,828,345
    Illinois Tool Works, Inc.                                                 53,204        2,928,880
    Ingersoll-Rand Co., Ltd. Class A                                          38,957        1,960,316
    ITT Corp.                                                                 23,655        1,487,426
    PACCAR, Inc.                                                              31,770        2,599,421
    Pall Corp.                                                                15,996          664,154
    Parker Hannifin Corp.                                                     14,899        1,470,233
    Terex Corp.                                     (b)                       13,100        1,129,875
                                                                                       --------------
                                                                                           29,310,595
                                                                                       --------------
    MEDIA (3.2%)
    CBS Corp. Class B                                                         94,975        3,012,607

    Clear Channel Communications, Inc.                                        63,449        2,341,268
    Comcast Corp. Class A                           (b)                      401,238       10,540,522
    DIRECTV Group, Inc. (The)                       (b)                       99,700        2,234,277
    Dow Jones & Co., Inc.                           (a)                        8,312          476,943
    E.W. Scripps Co. (The) Class A                                            10,773          441,370
    Gannett Co., Inc.                                                         30,256        1,509,774
    Interpublic Group of Cos., Inc. (The)           (a) (b)                   60,300          632,547
    McGraw-Hill Cos., Inc. (The)                                              44,311        2,680,816
    Meredith Corp.                                                             4,849          273,920
    New York Times Co. (The) Class A                (a)                       18,165          415,252
    News Corp. Class A                                                       300,385        6,344,131
    Omnicom Group, Inc.                                                       42,606        2,209,973
    Time Warner, Inc.                                                        488,097        9,400,748
    Tribune Co.                                                               10,865          303,785
    Viacom, Inc. Class B                            (b)                       88,815        3,401,615
    Walt Disney Co. (The)                                                    256,090        8,450,970
                                                                                       --------------
                                                                                           54,670,518
                                                                                       --------------
    METALS & MINING (0.9%)
    Alcoa, Inc.                                                              111,954        4,276,643
    Allegheny Technologies, Inc.                                              13,145        1,379,305
    Freeport-McMoRan Copper & Gold, Inc. Class B                              48,202        4,530,024
    Newmont Mining Corp.                                                      58,071        2,424,464
    Nucor Corp.                                                               38,755        1,945,501
    United States Steel Corp.                                                 15,229        1,496,858
                                                                                       --------------
                                                                                           16,052,795
                                                                                       --------------
    MULTILINE RETAIL (1.0%)
    Big Lots, Inc.                                  (a) (b)                   14,560          376,522
    Dillard's, Inc. Class A                                                    7,835          234,188
    Family Dollar Stores, Inc.                                                19,408          574,865
    J.C. Penney Co., Inc.                           (a)                       28,686        1,951,795
    Kohl's Corp.                                    (b)                       41,870        2,545,696
    Macys, Inc.                                                               59,080        2,131,016
    Nordstrom, Inc.                                                           29,216        1,390,097
    Sears Holdings Corp.                            (a) (b)                   10,631        1,454,215
    Target Corp.                                                             109,832        6,652,524
                                                                                       --------------
                                                                                           17,310,918
                                                                                       --------------
    MULTI-UTILITIES (1.1%)
    Ameren Corp.                                                              26,275        1,260,675
    CenterPoint Energy, Inc.                                                  41,219          679,289
    CMS Energy Corp.                                                          28,366          458,395
    Consolidated Edison, Inc.                                                 35,005        1,529,018
    Dominion Resources, Inc.                                                  45,094        3,797,817
    DTE Energy Co.                                                            22,722        1,053,846
    Integrys Energy Group, Inc.                                                9,652          477,678
    KeySpan Corp.                                                             22,370          929,474
    NiSource, Inc.                                                            34,875          665,066
    PG&E Corp.                                                                45,200        1,935,012
    Public Service Enterprise Group, Inc.                                     32,560        2,805,044
    Sempra Energy                                                             33,810        1,782,463
    TECO Energy, Inc.                                                         26,695          430,857
    Xcel Energy, Inc.                               (a)                       51,907        1,053,712
                                                                                       --------------
                                                                                           18,858,346
                                                                                       --------------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                     (b)                      122,110        2,132,041
                                                                                       --------------

    OIL, GAS & CONSUMABLE FUELS (8.7%)
    Anadarko Petroleum Corp.                                                  59,551        2,997,202
    Apache Corp.                                                              42,628        3,446,048
    Chesapeake Energy Corp.                                                   53,276        1,813,515
&   Chevron Corp.                                                            277,097       23,625,290
    ConocoPhillips                                                           210,711       17,033,877
    CONSOL Energy, Inc.                                                       23,335          971,903
    Devon Energy Corp.                                                        57,212        4,268,587
    El Paso Corp.                                                             88,977        1,481,467
    EOG Resources, Inc.                                                       31,663        2,219,576
&   ExxonMobil Corp.                                                         726,428       61,840,816
    Hess Corp.                                                                35,208        2,154,730
    Marathon Oil Corp.                                                        88,486        4,884,427
    Murphy Oil Corp.                                                          23,918        1,483,873
    Occidental Petroleum Corp.                                               107,824        6,115,777
    Peabody Energy Corp.                                                      33,900        1,432,614
    Spectra Energy Corp.                                                      80,486        2,049,978
    Sunoco, Inc.                                                              15,767        1,051,974
    Valero Energy Corp.                                                       71,044        4,760,658
    Williams Cos., Inc.                                                       77,180        2,489,055
    XTO Energy, Inc.                                                          49,541        2,701,471
                                                                                       --------------
                                                                                          148,822,838
                                                                                       --------------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                                                   56,267        2,085,818
    MeadWestvaco Corp.                                                        23,170          753,952
    Weyerhaeuser Co.                                                          27,939        1,990,374
                                                                                       --------------
                                                                                            4,830,144
                                                                                       --------------
    PERSONAL PRODUCTS (0.2%)
    Avon Products, Inc.                                                       56,636        2,039,462
    Estee Lauder Cos., Inc. (The) Class A                                     14,985          674,625
                                                                                       --------------
                                                                                            2,714,087
                                                                                       --------------
    PHARMACEUTICALS (6.0%)
    Abbott Laboratories                                                      198,637       10,068,910
    Allergan, Inc.                                                            39,442        2,292,763
    Barr Pharmaceuticals, Inc.                      (b)                       14,193          726,965
    Bristol-Myers Squibb Co.                                                 254,365        7,226,510
    Eli Lilly & Co.                                                          126,929        6,865,590
    Forest Laboratories, Inc.                       (b)                       40,622        1,633,004
&   Johnson & Johnson                                                        373,536       22,598,928
    King Pharmaceuticals, Inc.                      (b)                       31,042          528,024
    Merck & Co., Inc.                                                        279,451       13,874,742
    Mylan Laboratories, Inc.                        (a)                       31,500          504,945
    Pfizer, Inc.                                                             904,964       21,275,704
    Schering-Plough Corp.                                                    191,464        5,464,383
    Watson Pharmaceuticals, Inc.                    (b)                       13,090          398,198
    Wyeth                                                                    173,410        8,413,853
                                                                                       --------------
                                                                                          101,872,519
                                                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS (1.1%)
    Apartment Investment & Management Co. Class A                             12,442          525,675
    Archstone-Smith Trust                                                     28,807        1,653,810
    AvalonBay Communities, Inc.                                               10,100        1,090,497
    Boston Properties, Inc.                                                   15,319        1,447,492
    Developers Diversified Realty Corp.                                       16,500          792,000

    Equity Residential                                                        37,806        1,505,057
    General Growth Properties, Inc.                                           31,600        1,516,168
    Host Hotels & Resorts, Inc.                     (a)                       67,000        1,415,040
    Kimco Realty Corp.                              (a)                       28,991        1,082,234
    Plum Creek Timber Co., Inc.                                               22,911          890,321
    ProLogis                                                                  33,006        1,878,041
    Public Storage                                                            15,784        1,106,301
    Simon Property Group, Inc.                                                28,923        2,502,707
    Vornado Realty Trust                                                      16,814        1,799,602
                                                                                       --------------
                                                                                           19,204,945
                                                                                       --------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    CB Richard Ellis Group, Inc. Class A            (b)                       24,200          845,064
                                                                                       --------------
    ROAD & RAIL (0.8%)
    Burlington Northern Santa Fe Corp.                                        45,923        3,772,115
    CSX Corp.                                                                 56,334        2,670,795
    Norfolk Southern Corp.                                                    50,834        2,733,853
    Ryder System, Inc.                              (a)                        7,992          434,525
    Union Pacific Corp.                                                       34,842        4,151,076
                                                                                       --------------
                                                                                           13,762,364
                                                                                       --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
    Advanced Micro Devices, Inc.                    (a) (b)                   71,455          967,501
    Altera Corp.                                                              45,968        1,066,458
    Analog Devices, Inc.                                                      42,184        1,495,423
    Applied Materials, Inc.                                                  178,178        3,927,043
    Broadcom Corp. Class A                          (b)                       60,727        1,992,453
    Intel Corp.                                                              749,197       17,696,033
    KLA-Tencor Corp.                                                          24,678        1,401,464
    Linear Technology Corp.                         (a)                       32,808        1,169,605
    LSI Corp.                                       (b)                       98,982          712,670
    Maxim Integrated Products, Inc.                                           41,031        1,300,683
    MEMC Electronic Materials, Inc.                 (b)                       28,900        1,772,148
    Micron Technology, Inc.                         (a) (b)                   96,690        1,147,710
    National Semiconductor Corp.                                              35,956          934,496
    Novellus Systems, Inc.                          (a) (b)                   15,788          450,274
    NVIDIA Corp.                                    (b)                       46,899        2,146,098
    Teradyne, Inc.                                  (b)                       25,233          395,906
    Texas Instruments, Inc.                                                  184,882        6,505,998
    Xilinx, Inc.                                                              38,557          963,925
                                                                                       --------------
                                                                                           46,045,888
                                                                                       --------------
    SOFTWARE (3.2%)
    Adobe Systems, Inc.                             (b)                       75,691        3,049,590
    Autodesk, Inc.                                  (b)                       29,608        1,254,491
    BMC Software, Inc.                              (b)                       26,214          752,866
    CA, Inc.                                                                  52,466        1,315,847
    Citrix Systems, Inc.                            (b)                       23,547          851,695
    Compuware Corp.                                 (b)                       38,820          362,191
    Electronic Arts, Inc.                           (b)                       39,929        1,942,147
    Intuit, Inc.                                    (b)                       44,633        1,278,289
&   Microsoft Corp.                                                        1,085,524       31,469,341
    Novell, Inc.                                    (b)                       43,321          290,684
    Oracle Corp.                                    (b)                      510,468        9,760,148
    Symantec Corp.                                  (b)                      116,582        2,238,374
                                                                                       --------------
                                                                                           54,565,663
                                                                                       --------------

    SPECIALTY RETAIL (1.8%)
    Abercrombie & Fitch Co. Class A                                           11,300          789,870
    AutoNation, Inc.                                (b)                       19,630          382,392
    AutoZone, Inc.                                  (b)                        6,205          786,856
    Bed Bath & Beyond, Inc.                         (a) (b)                   35,292        1,222,515
    Best Buy Co., Inc.                              (a)                       51,917        2,314,979
    Circuit City Stores, Inc.                       (a)                       18,041          214,688
    Gap, Inc. (The)                                                           67,513        1,161,224
    Home Depot, Inc. (The)                                                   254,551        9,461,661
    Limited Brands, Inc.                            (a)                       43,474        1,049,897
    Lowe's Cos., Inc.                                                        194,084        5,436,293
    Office Depot, Inc.                              (b)                       35,535          886,954
    OfficeMax, Inc.                                                            9,477          311,604
    RadioShack Corp.                                (a)                       17,020          427,713
    Sherwin-Williams Co. (The)                                                14,403        1,003,745
    Staples, Inc.                                                             92,917        2,138,949
    Tiffany & Co.                                                             17,681          853,108
    TJX Cos., Inc. (The)                                                      58,372        1,619,823
                                                                                       --------------
                                                                                           30,062,271
                                                                                       --------------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Coach, Inc.                                     (b)                       47,658        2,166,533
    Jones Apparel Group, Inc.                                                 14,472          361,221
    Liz Claiborne, Inc.                             (a)                       13,168          462,724
    NIKE, Inc. Class B                                                        48,876        2,759,050
    Polo Ralph Lauren Corp.                                                    7,800          696,930
    VF Corp.                                                                  11,595          994,735
                                                                                       --------------
                                                                                            7,441,193
                                                                                       --------------
    THRIFTS & MORTGAGE FINANCE (1.2%)
    Countrywide Financial Corp.                     (a)                       75,947        2,139,427
    Fannie Mae                                                               125,849        7,530,804
    Freddie Mac                                                               85,457        4,894,122
    Hudson City Bancorp, Inc.                                                 64,400          786,968
    MGIC Investment Corp.                           (a)                       10,846          419,306
    Sovereign Bancorp, Inc.                         (a)                       45,836          877,301
    Washington Mutual, Inc.                         (a)                      114,429        4,294,520
                                                                                       --------------
                                                                                           20,942,448
                                                                                       --------------
    TOBACCO (1.2%)
    Altria Group, Inc.                                                       271,203       18,026,863
    Reynolds American, Inc.                         (a)                       21,894        1,339,256
    UST, Inc.                                                                 20,586        1,102,380
                                                                                       --------------
                                                                                           20,468,499
                                                                                       --------------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)         ++
    W.W. Grainger, Inc.                                                        9,235          806,770
                                                                                       --------------
    WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    ALLTEL Corp.                                                              44,725        2,949,614
    Sprint Nextel Corp.                                                      373,526        7,668,489
                                                                                       --------------
                                                                                           10,618,103
                                                                                       --------------
    Total Common Stocks
       (Cost $1,152,885,196)                                                            1,668,970,056(h)
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (6.3%)
    COMMERCIAL PAPER (1.8%)
    American General Finance Corp.
       5.22%, due 8/1/07                                                 $ 1,000,000        1,000,000
       5.22%, due 8/31/07                                                 13,500,000       13,441,275
    Charta LLC
       5.303%, due 8/30/07                          (c)                    1,309,084        1,309,084
    Den Danske Bank
       5.285%, due 8/6/07                           (c)                    2,718,161        2,718,161
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (c)                    2,851,483        2,851,483
    General Electric Co.
       5.22%, due 9/10/07                                                  4,100,000        4,076,220
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (c)                    2,851,483        2,851,483
    Target Corp.
       5.23%, due 8/6/07                                                   3,300,000        3,297,603
                                                                                       --------------
    Total Commercial Paper
       (Cost $31,545,309)                                                                  31,545,309
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (0.5%)
    BGI Institutional Money Market Fund             (c)                    8,483,530        8,483,530
                                                                                       --------------
    Total Investment Company
       (Cost $8,483,530)                                                                    8,483,530
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.3%)
    Morgan Stanley & Co.
       5.48%, dated 7/31/07
       due 8/1/07
       Proceeds at Maturity $4,563,067
       (Collateralized by various Corporate
       Bonds, with rates between 0.00%-8.40% and
       maturity dates between 8/15/08-12/31/49,
       with a Principal Amount of $4,892,844 and
       a Market Value of $4,750,902)                (c)                  $ 4,562,373        4,562,373
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $4,562,373)                                                                    4,562,373
                                                                                       --------------
    TIME DEPOSITS (2.9%)
    Abbey National PLC
       5.27%, due 8/3/07                            (c)                    7,128,709        7,128,709
    Bank of America Corp.
       5.29%, due 8/16/07                           (c) (d)                4,277,225        4,277,225
    Barclays
       5.31%, due 8/20/07                           (c)                    2,851,483        2,851,483
    BNP Paribas
       5.28%, due 8/1/07                            (c)                    2,851,483        2,851,483
    Calyon
       5.30%, due 8/13/07                           (c)                    2,851,483        2,851,483
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (c)                    2,851,483        2,851,483
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (c)                    2,994,058        2,994,058
    Rabobank Nederland
       5.29%, due 8/24/07                           (c)                    2,851,483        2,851,483

    Royal Bank of Canada
       5.285%, due 8/3/07                           (c)                    7,128,709        7,128,709
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (c)                    5,702,967        5,702,967
    Swedbank AB
       5.31%, due 10/1/07                           (c)                    2,851,483        2,851,483
    Toronto Dominion Bank
       5.29%, due 8/6/07                            (c)                    2,851,483        2,851,483
    UBS AG
       5.285%, due 8/16/07                          (c)                    1,425,742        1,425,742
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (c)                    1,425,742        1,425,742
                                                                                       --------------
    Total Time Deposits
       (Cost $50,043,533)                                                                  50,043,533
                                                                                       --------------
    U.S. GOVERNMENT (0.8%)
    United States Treasury Bills
       4.836%, due 10/11/07                                               11,650,000       11,540,222
       4.846%, due 10/18/07                         (e)                    2,000,000        1,979,296
                                                                                       --------------
    Total U.S. Government
       (Cost $13,521,699)                                                                  13,519,518
                                                                                       --------------
    Total Short-Term Investments
       (Cost $108,156,444)                                                                108,154,263
                                                                                       --------------
    Total Investments
       (Cost $1,261,041,640)                        (f)                        104.1%   1,777,124,319(g)
    Liabilities in Excess of
       Cash and Other Assets                                                    (4.1)     (70,752,400)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $1,706,371,919
                                                                         ===========   ==============

                                                                          CONTRACTS       UNREALIZED
                                                                             LONG      DEPRECIATION(i)
                                                                         -----------   --------------
    FUTURES CONTRACTS (-0.1%)
    Standard & Poor's 500 Index
       Mini September 2007                                                       573   $   (1,778,868)
                                                                                       --------------
    Total Futures Contracts
       (Settlement Value $41,883,435)               (h)                                $   (1,778,868)
                                                                                       ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one-tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $1,281,166,588.

(g) At July 31, 2007 net unrealized appreciation was $495,957,731, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $553,611,409 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $57,653,678.

(h) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.3% of net assets.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2007.

MAINSTAY SHORT TERM BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2007 unaudited

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    LONG-TERM BONDS (96.9%)                         +
    ASSET-BACKED SECURITY (0.3%)
    CONSUMER LOANS (0.3%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A1
       2.89%, due 7/20/10                                                $   260,843   $      257,552
                                                                                       --------------
    Total Asset-Backed Security
       (Cost $261,244)                                                                        257,552
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    CORPORATE BOND (1.6%)
    RETAIL (1.6%)
    Wal-Mart Stores, Inc.
       3.375%, due 10/1/08                                                 1,340,000        1,311,776
                                                                                       --------------
    Total Corporate Bond
       (Cost $1,314,211)                                                                    1,311,776
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    MORTGAGE-BACKED SECURITIES (3.8%)
    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (3.8%)
    Citigroup Commercial Mortgage Trust
       Series 2005-EMG, Class A1
       4.154%, due 9/20/51                          (a)                      232,834          229,544
    JP Morgan Chase Commercial Mortgage
       Securities Corp.
       Series 2004-CB9, Class A1
       3.475%, due 6/12/41                          (b)                      884,241          863,324
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                                   470,000          455,309
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                                  374,316          366,598
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                                   695,631          683,415
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                                   530,189          519,392
                                                                                       --------------
    Total Mortgage-Backed Securities
       (Cost $3,175,692)                                                                    3,117,582
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (91.2%)
    FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATION) (2.3%)
&      Series 2006-B1, Class AB
       6.00%, due 6/25/16                                                  1,854,940        1,873,526
                                                                                       --------------
    FANNIE MAE GRANTOR TRUST (COLLATERALIZED
       MORTGAGE OBLIGATION) (0.3%)
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                           (c)                      271,315          272,438
                                                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (10.5%)
&      5.40%, due 7/16/09                                                  3,825,000        3,825,910
&      5.75%, due 3/15/09                                                  4,685,000        4,743,712
                                                                                       --------------
                                                                                            8,569,622
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.1%)
       3.15%, due 5/28/08                                                    330,000          324,686
&      4.00%, due 9/2/08                                                   6,480,000        6,409,122
&      5.50%, due 1/18/12                                                  5,950,000        5,944,389
&      6.625%, due 9/15/09                                                 6,085,000        6,287,795
                                                                                       --------------
                                                                                           18,965,992
                                                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITY) (0.7%)
       4.50%, due 11/1/18                                                    553,934          530,228
                                                                                       --------------
    FREDDIE MAC
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (4.2%)
       Series 2632, Class NH
       3.50%, due 6/15/13                                                  1,679,633        1,598,358
       Series 2982, Class LC
       4.50%, due 1/15/25                                                  1,852,277        1,828,597
                                                                                       --------------
                                                                                            3,426,955
                                                                                       --------------
    FREDDIE MAC REFERENCE REMIC
       (COLLATERALIZED MORTGAGE OBLIGATION) (1.6%)
       Series R001, Class AE
       4.375%, due 4/15/15                                                 1,379,838        1,345,263
                                                                                       --------------
    UNITED STATES TREASURY NOTES (48.5%)
&      3.375%, due 9/15/09                                                14,290,000       13,951,727
&      3.875%, due 9/15/10                                                 6,285,000        6,160,771
&      4.50%, due 2/15/09                           (d)                   12,160,000       12,135,303
&      4.875%, due 7/31/11                                                 7,490,000        7,567,237
                                                                                       --------------
                                                                                           39,815,038
                                                                                       --------------
    Total U.S. Government & Federal Agencies
       (Cost $74,737,219)                                                                  74,799,062
                                                                                       --------------
    Total Long-Term Bonds
       (Cost $79,488,366)                                                                  79,485,972
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    SHORT-TERM INVESTMENTS (18.1%)
    COMMERCIAL PAPER (10.1%)
    American Honda Finance Corp.
       5.23%, due 8/21/07                                                  1,800,000        1,794,770
    Charta LLC
       5.303%, due 8/30/07                          (e)                      136,949          136,949
    Den Danske Bank
       5.285%, due 8/6/07                           (e)                      284,359          284,359
    Fairway Finance Corp.
       5.313%, due 8/1/07                           (e)                      298,307          298,307
    Liberty Street Funding Co.
       5.296%, due 8/27/07                          (e)                      298,307          298,307
    Societe Generale North America, Inc.
       5.35%, due 8/1/07                                                   4,000,000        4,000,000
    UBS Finance Delaware LLC
       5.33%, due 8/1/07                                                   1,460,000        1,460,000
                                                                                       --------------
    Total Commercial Paper
       (Cost $8,272,692)                                                                    8,272,692
                                                                                       --------------

                                                                            SHARES          VALUE
                                                                         -----------   --------------
    INVESTMENT COMPANY (1.1%)
    BGI Institutional Money Market Fund             (e)                      887,501          887,501
                                                                                       --------------
    Total Investment Company
       (Cost $887,501)                                                                        887,501
                                                                                       --------------

                                                                          PRINCIPAL
                                                                            AMOUNT          VALUE
                                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co.
    5.48%, dated 7/31/07
    due 8/1/07
    Proceeds at Maturity $477,364
    (Collateralized by various Corporate Bonds,
    with rates between 0.00%-8.40% and maturity
    dates between 8/15/08-12/31/49, with a
    Principal Amount of $511,863 and a Market
    Value of $497,014)                              (e)                  $   477,291          477,291
                                                                                       --------------
    Total Repurchase Agreement
       (Cost $477,291)                                                                        477,291
                                                                                       --------------
    TIME DEPOSITS (6.3%)
    Abbey National PLC
       5.27%, due 8/3/07                            (e)                      745,768          745,768
    Bank of America Corp.
       5.29%, due 8/16/07                           (b) (e)                  447,460          447,460
    Barclays
       5.31%, due 8/20/07                           (e)                      298,307          298,307
    BNP Paribas
       5.28%, due 8/1/07                            (e)                      298,307          298,307
    Calyon
       5.30%, due 8/13/07                           (e)                      298,307          298,307
    Credit Suisse First Boston Corp.
       5.29%, due 8/15/07                           (e)                      298,307          298,307
    Marshall & Ilsley Corp.
       5.32%, due 8/1/07                            (e)                      313,222          313,222
    Rabobank Nederland
       5.29%, due 8/24/07                           (e)                      298,307          298,307
    Royal Bank of Canada
       5.285%, due 8/3/07                           (e)                      745,767          745,767
    Royal Bank of Scotland
       5.36%, due 8/1/07                            (e)                      596,614          596,614
    Swedbank AB
       5.31%, due 10/1/07                           (e)                      298,307          298,307

    Toronto Dominion Bank
       5.29%, due 8/6/07                            (e)                      298,307          298,307
    UBS AG
       5.285%, due 8/16/07                          (e)                      149,153          149,153
    Wachovia Bank N.A.
       5.28%, due 8/20/07                           (e)                      149,153          149,153
                                                                                       --------------
    Total Time Deposits
       (Cost $5,235,286)                                                                    5,235,286
                                                                                       --------------
    Total Short-Term Investments
       (Cost $14,872,770)                                                                  14,872,770
                                                                                       --------------
    Total Investments
       (Cost $94,361,136)                           (f)                        115.0%      94,358,742(g)
    Liabilities in Excess of
       Cash and Other Assets                                                   (15.0)     (12,274,857)
                                                                         -----------   --------------
    Net Assets                                                                 100.0%  $   82,083,885
                                                                         ===========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at July 31, 2007.

(c)  ACES - Alternative Credit Enhancement Structure.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f) The cost stated also represents the aggregate cost for federal income tax purposes.

(g) At July 31, 2007, net unrealized depreciation was $2,394 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $175,719 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $178,113.

Item 2.  Controls and Procedures.

(a)  Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date
(the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3.  Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS

By:      /s/ Stephen P. Fisher
         ------------------------
         STEPHEN P. FISHER
         President and Principal Executive Officer


Date:    September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:      /s/ Stephen P. Fisher
         ------------------------
         STEPHEN P. FISHER
         President and Principal Executive Officer


Date:    September 25, 2007


By:      /s/ Jack R. Benintende
         ------------------------
         JACK R. BENINTENDE
         Treasurer and Principal Financial and
         Accounting Officer

Date:    September 25, 2007